UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$31	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$470,841,920
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	836
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,165,791

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.7%
Short-Term Investments	3.0%
Sovereigns	3.0%
ABS Car Loan	3.0%
Midstream	3.2%
Finance Companies	3.6%
Banking	3.8%
Cable Satellite	4.3%
ABS Other	5.8%
Technology	8.3%
Treasuries	17.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including purchased options, written options, forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.1
US Treasury	13.3
Not ratedFootnote Reference^	16.1
CCC	2.0
B	5.7
BB	14.7
BBB	37.0
A	6.9
AA	1.2
AAA	1.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTFI88I-0326

Class N

LSGNX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,984,081
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	327
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$690,556

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.1%
ABS Other	3.6%
Local Authorities	4.6%
Mortgage Related	5.8%
Banking	10.5%
Treasuries	40.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.1%
Mexico	3.1%
Germany	3.7%
Italy	4.5%
Canada	4.6%
United Kingdom	4.9%
France	5.0%
Spain	5.0%
Japan	6.6%
China	6.9%
United States	29.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.7
US Treasury	4.2
Not ratedFootnote Reference^	10.4
BB	5.2
BBB	25.4
A	31.0
AA	14.4
AAA	7.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Class N

LSGNX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTGB88N-0326

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$33	0.67%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,984,081
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	327
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$690,556

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.1%
ABS Other	3.6%
Local Authorities	4.6%
Mortgage Related	5.8%
Banking	10.5%
Treasuries	40.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.1%
Mexico	3.1%
Germany	3.7%
Italy	4.5%
Canada	4.6%
United Kingdom	4.9%
France	5.0%
Spain	5.0%
Japan	6.6%
China	6.9%
United States	29.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.7
US Treasury	4.2
Not ratedFootnote Reference^	10.4
BB	5.2
BBB	25.4
A	31.0
AA	14.4
AAA	7.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTGB88I-0326

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$46	0.92%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,984,081
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	327
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$690,556

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.1%
ABS Other	3.6%
Local Authorities	4.6%
Mortgage Related	5.8%
Banking	10.5%
Treasuries	40.4%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	26.1%
Mexico	3.1%
Germany	3.7%
Italy	4.5%
Canada	4.6%
United Kingdom	4.9%
France	5.0%
Spain	5.0%
Japan	6.6%
China	6.9%
United States	29.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	1.7
US Treasury	4.2
Not ratedFootnote Reference^	10.4
BB	5.2
BBB	25.4
A	31.0
AA	14.4
AAA	7.3
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTGB88R-0326

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$0	0.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$297,554,042
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	428
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.7%
Short-Term Investments	5.8%
Lodging	3.3%
Healthcare	3.5%
Media Entertainment	3.7%
Independent Energy	4.3%
Property & Casualty Insurance	5.6%
Midstream	5.8%
Cable Satellite	9.3%
Technology	12.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	2.8
Not ratedFootnote Reference^	5.8
CCC	6.2
B	30.2
BB	53.4
BBB	0.6
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTHI88I-0326

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$17	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$106,394,665
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Banking	3.3%
Treasuries	90.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.2
U.S. Treasury	90.2
Not ratedFootnote Reference^	1.4
BB	0.9
BBB	5.5
A	1.1
AA	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTIPS88N-0326

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$106,394,665
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Banking	3.3%
Treasuries	90.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.2
U.S. Treasury	90.2
Not ratedFootnote Reference^	1.4
BB	0.9
BBB	5.5
A	1.1
AA	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTIPS88I-0326

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$32	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$106,394,665
# of Portfolio Holdings (including overnight repurchase agreements)	52
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.6%
Banking	3.3%
Treasuries	90.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.2
U.S. Treasury	90.2
Not ratedFootnote Reference^	1.4
BB	0.9
BBB	5.5
A	1.1
AA	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTIPS88R-0326

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$261,135,187
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	441
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$732,351

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.7%
Short-Term Investments	6.3%
Healthcare	3.1%
Chemicals	3.7%
Media Entertainment	3.9%
Independent Energy	4.0%
Property & Casualty Insurance	5.5%
Banking	5.5%
Midstream	6.1%
Cable Satellite	9.5%
Technology	10.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	4.9
Not ratedFootnote Reference^	10.5
CCC	6.2
B	30.1
BB	48.5
BBB	0.6
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTIH88I-0326

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TIDB88A-0326

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$70	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TIDB88C-0326

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$18	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TIDB88N-0326

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$20	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$200,257,599
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)592
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$135,141

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	21.9%
Automotive	3.0%
Electric	3.0%
ABS Other	3.6%
Finance Companies	3.8%
Technology	3.8%
Life Insurance	5.2%
Non-Agency Commercial Mortgage-Backed Securities	7.4%
ABS Car Loan	14.5%
Banking	15.3%
Treasuries	18.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.8
US Treasury	18.6
Not ratedFootnote Reference^	13.6
B	0.1
BB	0.2
BBB	26.3
A	21.7
AA	6.9
AAA	12.0
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Semi-annual Shareholder Report

March 31, 2026

TIDB88Y-0326

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$0	0.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$1,616,161,260
# of Portfolio Holdings (including overnight repurchase agreements)	671
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	(17.0%)
Collateralized Loan Obligations	3.8%
ABS Home Equity	4.0%
Agency Commercial Mortgage-Backed Securities	6.2%
ABS Car Loan	7.6%
Non-Agency Commercial Mortgage-Backed Securities	9.4%
ABS Other	10.3%
Collateralized Mortgage Obligations	13.8%
Mortgage Related	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.3
Not ratedFootnote Reference^	21.7
B	0.4
BB	0.3
BBB	0.8
A	2.9
AA	84.7
AAA	9.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTSA88I-0326

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$43	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

What did the Fund invest in? (% of Net Assets)

Industry Summary

Banks
12.9%
Electronic Equipment, Instruments & Components
7.2%
Capital Markets
5.2%
Machinery
5.2%
Trading Companies & Distributors
4.8%
Aerospace & Defense
4.7%
Energy Equipment & Services
4.2%
Oil, Gas & Consumable Fuels
3.5%
Health Care Providers & Services
3.4%
Short-Term Investments
3.0%
Other investments less than 3% of net assets*
45.9%

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTSCV88N-0326

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$46	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTSCV88I-0326

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$58	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTSCV88R-0326

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$71	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

Table Summary
Total Net Assets	$325,598,965
# of Portfolio Holdings (including overnight repurchase agreements)	101
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,133,958

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	45.9%
Short-Term Investments	3.0%
Health Care Providers & Services	3.4%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	4.2%
Aerospace & Defense	4.7%
Trading Companies & Distributors	4.8%
Machinery	5.2%
Capital Markets	5.2%
Electronic Equipment, Instruments & Components	7.2%
Banks	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Moog, Inc., Class A	2.1%
Bel Fuse, Inc., Class B	1.9%
TTM Technologies, Inc.	1.8%
Popular, Inc.	1.8%
Kodiak Gas Services, Inc.	1.8%
Ameris Bancorp	1.6%
Viper Energy, Inc., Class A	1.6%
Array Digital Infrastructure, Inc.	1.6%
Garrett Motion, Inc.	1.5%
TD SYNNEX Corp.	1.5%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments. Effective after the close of business on June 5, 2026, the Fund's telephone number will be 800-225-5478.

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Semi-annual Shareholder Report

March 31, 2026

M-LSTSCV88A-0326

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Loomis Sayles Fixed Income Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Institutional High Income Fund
Semi-annual Financial Statements and Other Important Information
March 31, 2026

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.0% of Net Assets

Non-Convertible Bonds — 86.8%
	ABS Car Loan — 3.0%
$500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$513,958
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	201,106
200,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	201,747
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	253,097
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	130,386
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	102,547
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,026,228
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	721,709
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	99,901
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	206,616
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	101,297
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	264,503
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	103,571
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,949
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	299,928
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	168,056
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	226,992
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	201,271
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$200,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	$201,158
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	395,043
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	340,384
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	162,957
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	697,231
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	298,772
485,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	489,059
441,877	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	441,684
815,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	814,882
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	219,741
300,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	300,709
225,588	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	224,055
15,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	15,130
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	200,141
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	259,229
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	313,748
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	203,544
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	219,638
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	76,826
127,500	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	128,089
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	$138,002
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	77,620
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	100,932
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	100,651
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	100,280
206,591	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	207,094
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	251,968
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	639,794
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	101,251
345,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.673%, 12/20/2030(a)(b)	345,399
100,000	Veros Auto Receivables Trust, Series 2026-1, Class D, 5.660%, 7/15/2031(a)	99,778
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	102,859
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	203,201
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	657,373
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,996
200,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	201,583
		14,356,663
	ABS Credit Card — 0.5%
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	670,486
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$275,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	$270,498
385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	386,089
485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	485,787
385,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	387,147
		2,200,007
	ABS Home Equity — 2.8%
257,106	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	249,556
830,000	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	829,055
385,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	385,594
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	134,816
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	187,039
909,405	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.152%, 12/27/2060(a)(b)	906,208
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	667,372
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	310,778
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	202,246
122,899	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	120,023
81,055	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	73,333
796,256	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	782,052
412,518	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	405,287
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,094,770
408,944	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	409,658
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	$104,811
580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	580,483
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	667,741
259,338	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	259,286
239,569	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	221,613
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	239,040
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	199,199
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	292,651
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	99,212
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	317,478
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,630
198,283	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	198,355
90,265	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	90,052
453,215	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	451,169
348,072	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	344,397
367,407	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	366,239
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	731,016
102,006	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	102,073
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	766,577
100,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A2, 5.315%, 2/25/2041(a)(b)	99,285
		12,982,094
	ABS Other — 5.8%
934,021	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	940,901
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	$125,332
444,327	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	446,976
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	1,510,336
72,994	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	71,443
249,631	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	259,788
112,551	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	115,269
87,674	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	89,140
105,206	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	105,753
494,381	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	474,392
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	203,937
64,315	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	63,674
451,131	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	447,021
999,988	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	992,352
420,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	417,397
430,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	432,119
75,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	75,171
225,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	213,696
740,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	717,809
264,716	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	223,420
92,157	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	95,630
79,200	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	80,655
402,076	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	403,160
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$289,133	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	$287,990
689,497	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	687,013
745,152	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	741,365
125,939	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	126,931
18,954	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	19,317
37,862	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	38,170
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	115,794
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	100,669
170,755	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	169,670
459,512	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	458,869
120,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	120,193
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	355,570
80,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	79,772
59,419	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	60,945
540,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	538,503
357,735	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	343,922
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	101,637
380,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	388,761
42,014	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	42,119
385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	391,635
770,387	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	757,270
72,121	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	70,440
145,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	145,618
240,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	239,001
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	$324,562
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	380,511
518,388	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	521,503
286,316	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	285,898
685,132	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	682,478
165,543	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	168,343
310,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	309,889
230,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	222,467
100,000	QTS Issuer ABS II LLC, Series 2026-1A, Class B, 6.729%, 1/05/2056(a)	98,971
115,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	116,365
190,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	186,980
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	326,215
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	176,727
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	345,582
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	102,374
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	103,809
435,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	442,730
1,150,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	1,125,360
595,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	599,502
115,932	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	115,932
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$29,024	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	$29,859
86,767	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	89,081
76,303	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	75,563
532,639	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	530,597
60,705	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	62,489
208,126	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	209,457
69,779	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	63,932
298,021	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	152,175
547,826	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	469,837
162,761	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	157,016
77,711	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	70,534
206,640	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	204,373
665,823	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	664,902
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.041%, 11/15/2027(a)(b)	994,585
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	200,014
248,572	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	241,580
250,251	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	252,070
982,136	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	925,015
251,196	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	256,113
		27,171,935
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — 1.6%
$435,460	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	$435,736
675,396	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	671,759
418,049	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	418,564
314,679	Pretium Mortgage Credit Partners LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	314,978
278,700	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	279,128
722,400	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	723,924
97,454	Pretium Mortgage Credit Partners LLC, Series 2026-NPL1, Class A1, 5.180%, 1/25/2056(a)(b)	96,665
449,496	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	445,958
470,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	470,023
806,127	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	807,210
811,060	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	810,426
391,446	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	391,849
715,000	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	715,044
552,284	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	552,969
306,535	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	304,820
		7,439,053
	ABS Student Loan — 0.7%
146,365	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	149,332
863,184	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	880,554
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	101,734
32,513	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	30,893
112,845	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	103,310
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	$80,880
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	123,129
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	274,515
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	285,365
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	207,141
23,966	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	23,273
439,030	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.517%, 1/15/2053(a)(b)	435,392
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	427,739
		3,123,257
	ABS Whole Business — 0.6%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	791,332
120,313	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	119,384
244,375	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	255,816
318,750	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	303,544
96,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	89,573
285,650	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	287,478
1,022,062	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,028,658
135,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	137,102
		3,012,887
	Aerospace & Defense — 2.2%
177,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	179,929
97,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	99,012
789,000	Boeing Co., 3.625%, 2/01/2031	750,356
985,000	Boeing Co., 5.150%, 5/01/2030	1,001,489
896,000	Boeing Co., 5.705%, 5/01/2040	897,409
2,798,000	Boeing Co., 5.805%, 5/01/2050	2,704,900
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$55,000	Boeing Co., 5.930%, 5/01/2060	$52,794
295,000	Boeing Co., 6.528%, 5/01/2034	321,356
1,786,000	Boeing Co., 6.858%, 5/01/2054	1,965,627
193,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	191,495
953,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	968,667
875,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	897,744
12,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	11,993
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	439,968
12,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	12,296
		10,495,035
	Agency Commercial Mortgage-Backed Securities — 0.0%
230,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	230,591
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035,	271,972
	Automotive — 0.3%
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	324,073
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	287,910
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	484,552
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	296,127
		1,392,662
	Banking — 3.8%
295,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	296,678
445,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	431,396
686,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	670,683
1,423,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	1,374,833
440,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	430,544
1,590,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,631,555
2,448,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	2,363,109
3,541,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	3,627,441
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$365,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	$352,847
1,080,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	1,056,662
12,000	Synchrony Financial, 7.250%, 2/02/2033	12,257
57,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	55,319
270,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	269,776
161,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	158,798
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	645,188
200,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	196,718
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	922,606
710,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	692,984
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	367,522
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	407,754
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	199,640
620,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	603,968
1,210,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	1,177,217
		17,945,495
	Brokerage — 1.0%
520,000	BGC Group, Inc., 6.150%, 4/02/2030	528,889
1,065,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,023,872
200,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	203,784
225,000	Citadel LP, 6.000%, 1/23/2030(a)	231,626
175,000	Citadel LP, 6.375%, 1/23/2032(a)	181,377
12,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	12,175
12,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	12,335
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	367,132
Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	$1,692,882
490,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	490,061
		4,744,133
	Building Materials — 1.9%
350,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	355,911
2,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,170,321
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,190,030
200,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	202,500
1,265,000	CRH America Finance, Inc., 5.000%, 2/09/2036	1,241,874
979,000	Eagle Materials, Inc., 5.000%, 3/15/2036	937,398
545,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	540,472
775,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	771,911
1,404,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,423,660
		8,834,077
	Cable Satellite — 4.0%
34,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	33,721
1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	602,248
70,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	71,084
170,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	176,486
85,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	88,666
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	129,238
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	118,582
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	956,271
2,540,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,878,460
465,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	255,915
514,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	512,856
208,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	207,031
644,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	657,414
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,196,003
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,621,092
270,000	DISH DBS Corp., 7.750%, 7/01/2026	268,696
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$6,237,370	EchoStar Corp., 10.750%, 11/30/2029	$6,737,924
1,445,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,456,843
		18,968,530
	Chemicals — 0.3%
794,000	Ashland, Inc., 3.375%, 9/01/2031(a)	712,963
117,000	Chemours Co., 5.750%, 11/15/2028(a)	115,844
466,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	459,496
		1,288,303
	Construction Machinery — 0.9%
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	203,898
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,806,022
13,000	United Rentals North America, Inc., 3.750%, 1/15/2032	11,914
13,000	United Rentals North America, Inc., 3.875%, 2/15/2031	12,221
973,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	946,125
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,113,846
		4,094,026
	Consumer Cyclical Services — 0.5%
1,870,000	Expedia Group, Inc., 5.400%, 2/15/2035	1,855,164
9,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	8,158
8,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	7,763
275,000	Uber Technologies, Inc., 4.800%, 9/15/2035	266,848
		2,137,933
	Diversified Manufacturing — 0.1%
312,000	Esab Corp., 5.625%, 4/01/2031(a)	314,187
12,000	Esab Corp., 6.250%, 4/15/2029(a)	12,179
		326,366
	Electric — 0.5%
1,077,198	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,021,854
235,000	Southern Power Co., Series B, 4.900%, 10/01/2035	227,268
236,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	232,200
155,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	150,524
335,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	327,695
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	191,142
17,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	17,558
		2,168,241
Principal Amount (‡)	Description	Value (†)

	Environmental — 0.1%
$6,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	$5,985
6,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	6,093
360,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	353,087
308,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	299,660
12,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	12,418
		677,243
	Finance Companies — 3.6%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,675,677
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	570,664
1,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,336,394
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.684%, 1/15/2067(a)(b)	182,607
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	978,742
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	251,697
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	767,201
230,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	231,892
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	460,763
39,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	38,431
260,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	256,997
52,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	50,180
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,005,177
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	847,545
376,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	368,441
355,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	340,078
310,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	313,380
8,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	8,078
8,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	8,240
385,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	360,966
64,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	62,956
124,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	126,046
16,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	16,217
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$16,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	$15,942
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	104,463
207,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	207,746
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	67,348
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	989,550
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	942,257
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	3,086,693
530,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	475,074
289,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	291,355
508,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	501,647
		16,940,444
	Financial Other — 0.0%
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	2,050
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	2,000
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	1,900
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	2,000
201,847	Country Garden Holdings Co. Ltd., Series AI, 5.000% PIK and/or 2.500% Cash, 12/31/2032(e)(f)	27,459
197,207	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	3,944
330,141	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	5,777
397,924	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	5,969
599,518	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	10,492
564,198	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	7,052
134,898	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	2,698
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	41,524
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	41,984
10,604	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	345
188,026	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	11,705
51,829	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(e)	1,518
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$193,347	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(e)	$5,317
71,896	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(e)(f)	180
67,836	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(e)(f)	1,942
118,416	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(e)(f)	3,677
158,445	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(e)(f)	4,357
222,812	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(e)(f)	5,590
80,795	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)(f)	6,262
		195,742
	Food & Beverage — 1.0%
705,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	705,324
756,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	758,366
600,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	622,838
345,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	379,448
9,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	8,569
9,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	8,361
9,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	8,645
1,254,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,138,311
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	267,461
425,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	458,814
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	302,189
13,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	12,480
		4,670,806
	Gaming — 0.1%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	343,217
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,582
		373,799
	Government Owned - No Guarantee — 0.3%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	709,445
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	834,690
		1,544,135
	Health Insurance — 0.4%
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	464,237
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Health Insurance — continued
$9,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	$8,046
670,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	581,976
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	174,053
8,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	7,757
781,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	767,805
		2,003,874
	Healthcare — 0.9%
18,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	16,888
255,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	248,883
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,488
40,000	HCA, Inc., 4.900%, 11/15/2035	38,672
855,000	HCA, Inc., 5.125%, 6/15/2039	805,771
310,000	HCA, Inc., 5.450%, 9/15/2034	312,901
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,070,940
770,000	HCA, Inc., 5.600%, 4/01/2034	786,357
5,000	HCA, Inc., 5.750%, 3/01/2035	5,141
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	374,348
200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	202,600
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	585,915
12,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	12,166
		4,476,070
	Home Construction — 0.8%
325,000	DR Horton, Inc., 5.500%, 10/15/2035	329,786
1,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	1,518,343
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,083,089
17,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	16,806
676,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	676,591
		3,624,615
	Independent Energy — 2.7%
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	552,928
2,220,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,245,736
638,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	646,466
60,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	61,947
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,116,764
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,300,858
9,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	8,998
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$960,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	$921,662
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	371,562
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	54,969
39,000	Matador Resources Co., 6.500%, 4/15/2032(a)	39,425
461,000	SM Energy Co., 6.750%, 8/01/2029(a)	467,983
6,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,127
250,000	SM Energy Co., 8.375%, 7/01/2028(a)	256,881
197,000	SM Energy Co., 8.625%, 11/01/2030(a)	207,852
12,000	SM Energy Co., 8.750%, 7/01/2031(a)	12,543
1,471,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	1,482,488
		12,755,189
	Industrial Other — 0.2%
24,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	24,591
468,000	Jacobs Solutions, Inc., 5.375%, 3/03/2036	456,416
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	364,025
17,000	TopBuild Corp., 5.625%, 1/31/2034(a)	16,639
		861,671
	Integrated Energy — 0.0%
237,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	235,777
	Leisure — 2.2%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	126,942
1,080,000	Carnival Corp., 5.750%, 3/15/2030(a)	1,088,567
795,000	Carnival Corp., 5.750%, 8/01/2032(a)	794,741
1,195,000	Carnival Corp., 6.125%, 2/15/2033(a)	1,206,980
405,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	357,848
305,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	302,686
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	282,406
848,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	818,795
634,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	603,134
625,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	614,030
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,724,274
1,065,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	1,075,498
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,116,040
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	419,177
17,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	16,784
		10,547,902
	Life Insurance — 1.2%
17,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	15,373
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — continued
$534,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	$296,829
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,661,407
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,445,139
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,251,984
		5,670,732
	Lodging — 0.9%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	196,662
14,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	12,721
311,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	303,840
12,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	12,180
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	180,471
236,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	233,100
52,000	Marriott International, Inc., 5.100%, 5/01/2038	49,436
520,000	Marriott International, Inc., 5.300%, 5/15/2034	524,836
970,000	Marriott International, Inc., 5.500%, 4/15/2037	965,754
300,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	284,441
17,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	16,733
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	592,868
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	777,583
		4,150,625
	Media Entertainment — 2.0%
470,000	AppLovin Corp., 5.125%, 12/01/2029	472,727
270,000	AppLovin Corp., 5.375%, 12/01/2031	272,649
1,370,000	AppLovin Corp., 5.500%, 12/01/2034	1,358,658
3,172,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	3,261,311
62,000	Discovery Communications LLC, 3.625%, 5/15/2030	57,643
220,000	Discovery Communications LLC, 6.350%, 6/01/2040	161,220
1,173,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	1,038,105
1,385,000	Meta Platforms, Inc., 5.625%, 11/15/2055	1,298,286
243,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	251,771
241,000	Paramount Global, 4.200%, 5/19/2032	206,603
Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$458,000	Paramount Global, 4.950%, 1/15/2031	$424,251
408,000	Paramount Global, 7.875%, 7/30/2030	425,922
		9,229,146
	Metals & Mining — 2.3%
219,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	214,134
17,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	16,843
304,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	300,804
425,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	418,984
258,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	243,770
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	295,328
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,644,057
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,241,955
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,231,551
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,424,797
29,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	29,370
77,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	79,782
515,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	515,221
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	201,826
		10,858,422
	Midstream — 3.2%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	414,692
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	998,321
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	676,160
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	481,751
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	608,850
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	902,450
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,268,860
335,000	Energy Transfer LP, 5.700%, 4/01/2035	344,055
435,000	Energy Transfer LP, 6.550%, 12/01/2033	469,653
16,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	16,758
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	687,070
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	110,005
34,000	Sunoco LP, 5.375%, 7/15/2031(a)	33,727
128,000	Sunoco LP, 5.625%, 3/15/2031(a)	127,413
235,000	Targa Resources Corp., 5.500%, 2/15/2035	237,090
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$2,055,000	Targa Resources Corp., 5.550%, 8/15/2035	$2,072,567
17,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	16,933
880,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	905,015
1,079,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,124,797
448,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	466,347
115,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	121,802
1,010,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,110,196
595,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	666,863
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	193,986
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	342,322
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	71,167
151,000	Western Midstream Operating LP, 5.500%, 12/15/2035	148,499
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	47,524
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	104,368
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	231,116
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	256,151
		15,256,508
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	254,616
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
180,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 11/15/2042(a)(b)	179,550
155,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.823%, 11/15/2042(a)(b)	154,613
110,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.617%, 11/05/2042(a)(b)	109,064
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.294%, 12/15/2038(a)(b)	168,581
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.543%, 12/15/2038(a)(b)	726,541
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$385,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	$382,594
170,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 5.873%, 12/15/2042(a)(b)	169,575
2,000,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.116%, 3/15/2042(a)(b)	1,986,250
660,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.373%, 7/15/2044(a)(b)	657,112
580,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 7/15/2044(a)(b)	576,556
58,912	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	58,510
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	100,279
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	157,358
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	84,126
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	165,124
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	550,551
100,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.523%, 10/15/2042(a)(b)	100,156
100,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.273%, 10/15/2042(a)(b)	100,125
95,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.023%, 10/15/2042(a)(b)	95,119
99,068	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.273%, 2/15/2043(a)(b)	99,223
212,996	Extended Stay America Trust, Series 2026-ESH2, Class D, 1 mo. USD SOFR + 2.250%, 5.923%, 2/15/2043(a)(b)	213,462
208,043	Extended Stay America Trust, Series 2026-ESH2, Class E, 1 mo. USD SOFR + 2.900%, 6.573%, 2/15/2043(a)(b)	208,498
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	$228,655
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)(g)	141,750
200,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	163,142
322,189	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.500%, 12/15/2047(a)(b)	315,739
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.500%, 12/15/2047(a)(b)	97,368
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	299,250
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 1/15/2042(a)(b)	199,500
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	99,577
84,196	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	80,407
200,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	167,876
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	260,676
361,760	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.152%, 8/15/2046(b)	351,631
249,823	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	216,092
		9,664,630
	Oil Field Services — 0.2%
1,074,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	1,055,808
8,000	Oceaneering International, Inc., 6.000%, 2/01/2028	8,033
12,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	12,261
		1,076,102
Principal Amount (‡)	Description	Value (†)

	Other REITs — 0.3%
$270,000	EPR Properties, 3.600%, 11/15/2031	$245,059
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,235,211
		1,480,270
	Packaging — 0.3%
1,623,000	Ball Corp., 5.500%, 9/15/2033	1,623,932
	Pharmaceuticals — 1.8%
745,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	682,204
706,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	727,402
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	768,421
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	697,573
134,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	132,668
3,097,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,295,748
703,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	701,383
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	692,758
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	205,268
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	690,691
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	514,243
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	202,538
		8,310,897
	Property & Casualty Insurance — 0.8%
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	417,328
133,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	133,725
146,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	147,243
12,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	12,069
411,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	407,670
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	253,944
21,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	21,106
180,000	Brown & Brown, Inc., 5.550%, 6/23/2035	179,761
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,264,656
16,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	16,054
33,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	32,616
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	$1,003,423
129,000	Willis North America, Inc., 5.150%, 3/15/2036	125,626
		4,015,221
	Restaurants — 0.4%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	233,895
60,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	58,649
697,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	655,128
691,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	692,505
13,000	Yum! Brands, Inc., 3.625%, 3/15/2031	12,009
13,000	Yum! Brands, Inc., 4.625%, 1/31/2032	12,414
		1,664,600
	Retailers — 0.6%
664,000	Amazon.com, Inc., 4.875%, 3/13/2036	657,948
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,030,197
340,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	312,134
815,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	810,854
5,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	4,646
		2,815,779
	Sovereigns — 3.0%
2,238,000	Chile Government International Bonds, 3.100%, 1/22/2061	1,377,041
2,600,000	Chile Government International Bonds, 3.250%, 9/21/2071	1,607,268
1,134,000	Colombia Government International Bonds, 5.625%, 2/26/2044	894,284
401,000	Colombia Government International Bonds, 6.125%, 1/18/2041	348,485
400,000	Colombia Government International Bonds, 7.375%, 9/18/2037	398,052
419,000	Egypt Government International Bonds, 5.800%, 9/30/2027	413,561
615,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	613,370
1,291,000	Mexico Government International Bonds, 6.125%, 2/09/2038	1,258,080
1,128,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	1,131,381
875,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	873,906
1,045,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	1,031,429
1,345,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	1,242,473
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	363,558
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$1,570,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	$1,630,806
550,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	572,726
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	350,231
		14,106,651
	Technology — 6.7%
1,008,000	Alphabet, Inc., 4.800%, 2/15/2036	1,003,682
220,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	223,915
395,000	Block, Inc., 3.500%, 6/01/2031	359,191
16,000	Block, Inc., 6.500%, 5/15/2032	16,146
70,000	Broadcom, Inc., 2.600%, 2/15/2033	61,206
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	777,371
680,000	Broadcom, Inc., 3.419%, 4/15/2033	621,808
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034	1,859,405
1,465,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,339,133
840,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	825,484
191,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	197,882
820,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	801,799
9,000	Entegris, Inc., 3.625%, 5/01/2029(a)	8,554
1,585,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,566,822
8,000	Entegris, Inc., 5.950%, 6/15/2030(a)	8,050
1,161,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,139,198
489,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	492,321
390,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	388,410
34,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	33,046
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,182,120
13,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	12,630
12,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	12,231
115,000	Leidos, Inc., 4.375%, 5/15/2030	113,141
1,329,000	Leidos, Inc., 5.000%, 3/15/2036	1,284,887
502,000	Leidos, Inc., 5.400%, 3/15/2032	511,714
320,000	Leidos, Inc., 5.500%, 3/15/2035	325,193
1,270,000	Leidos, Inc., 5.750%, 3/15/2033	1,316,527
1,063,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	1,086,802
575,000	MSCI, Inc., 5.250%, 9/01/2035	563,245
430,000	NetApp, Inc., 5.500%, 3/17/2032	439,964
380,000	NetApp, Inc., 5.700%, 3/17/2035	387,121
415,000	Open Text Corp., 3.875%, 2/15/2028(a)	399,589
471,000	Open Text Corp., 3.875%, 12/01/2029(a)	420,911
139,000	Open Text Corp., 6.900%, 12/01/2027(a)	142,667
130,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	116,159
34,000	Oracle Corp., 3.950%, 3/25/2051	21,544
2,105,000	Oracle Corp., 5.200%, 9/26/2035	1,974,479
361,000	Oracle Corp., 5.700%, 2/04/2036	347,097
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$861,000	Oracle Corp., 5.950%, 9/26/2055	$724,334
68,000	Oracle Corp., 6.000%, 8/03/2055	57,010
975,000	Oracle Corp., 6.700%, 2/04/2056	904,901
847,000	Oracle Corp., 6.850%, 2/04/2066	778,666
320,000	Paychex, Inc., 5.600%, 4/15/2035	321,382
1,660,000	Salesforce, Inc., 5.550%, 3/15/2036	1,654,836
8,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	7,873
8,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	7,807
6,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	5,994
6,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	6,099
6,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	6,301
380,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	366,685
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	200,362
153,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	141,911
34,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	32,515
645,000	Synopsys, Inc., 5.700%, 4/01/2055	616,673
770,000	TD SYNNEX Corp., 5.300%, 10/10/2035	745,995
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	675,594
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,041,070
619,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	654,085
16,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	16,109
		31,347,646
	Treasuries — 17.3%
24,237(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	4,092,237
2,441,000	Canada Government Bonds, 2.250%, 2/01/2028, (CAD)	1,736,898
5,910,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	1,467,967
11,431,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	2,861,649
541,656(i )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	2,500,811
21,943,619	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,217,833
77,444,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	1,712,160
93,196,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	2,030,663
40,173,000	U.S. Treasury Notes, 3.500%, 11/30/2030	39,433,879
22,560,000	U.S. Treasury Notes, 4.000%, 3/31/2030(j)	22,641,075
22,253,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	554,784
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
21,172,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	$535,111
27,700,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	754,684
		81,539,751
	Wireless — 0.5%
875,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,040,436
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	235,732
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	585,149
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	521,403
		2,382,720
	Wirelines — 0.3%
152,000	AT&T, Inc., 5.125%, 4/30/2036	150,176
1,200,000	AT&T, Inc., 5.375%, 8/15/2035	1,215,584
		1,365,760
	Total Non-Convertible Bonds (Identified Cost $415,269,080)	408,904,535

Convertible Bonds — 1.8%
	Cable Satellite — 0.3%
317,781	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	1,135,145
	Consumer Cyclical Services — 0.2%
208,000	Compass, Inc., 0.250%, 4/15/2031(a)	174,096
245,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	223,195
190,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	178,681
184,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	221,260
		797,232
	Diversified Manufacturing — 0.1%
137,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	329,321
158,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	168,238
109,000	Itron, Inc., 1.375%, 7/15/2030	109,545
		607,104
	Electric — 0.1%
120,000	Evergy, Inc., 4.500%, 12/15/2027	161,880
223,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	257,119
163,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	186,635
		605,634
	Environmental — 0.0%
129,000	Tetra Tech, Inc., 2.250%, 8/15/2028	134,857
	Financial Other — 0.1%
399,217	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029(f)	17,290
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$418,177	Country Garden Holdings Co. Ltd., Series AI, Zero Coupon, 12/31/2031(f)	$46,514
211,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	185,364
117,264	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	293
146,587	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	147
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	117
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	47
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	88
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	29
553,067	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	55
881,265	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	17,185
464,698	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	3,485
545,208	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	85,996
402,886	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	101,970
231,451	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,359
45,332	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	176
		460,115
	Food & Beverage — 0.0%
143,000	Post Holdings, Inc., 2.500%, 8/15/2027	154,797
	Industrial Other — 0.1%
120,000	Fluor Corp., 1.125%, 8/15/2029	147,780
80,000	Granite Construction, Inc., 3.750%, 5/15/2028	209,800
		357,580
	Leisure — 0.1%
175,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	181,611
	Metals & Mining — 0.1%
124,000	B2Gold Corp., 2.750%, 2/01/2030(a)	200,074
	Midstream — 0.0%
128,000	UGI Corp., 5.000%, 6/01/2028	179,392
	Pharmaceuticals — 0.1%
177,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	183,124
137,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	135,150
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$122,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	$147,559
105,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	104,213
		570,046
	Retailers — 0.1%
195,000	Burlington Stores, Inc., 1.250%, 12/15/2027	321,750
62,000	Freshpet, Inc., 3.000%, 4/01/2028	71,201
		392,951
	Technology — 0.5%
71,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	80,496
200,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	205,360
142,000	Guidewire Software, Inc., 1.250%, 11/01/2029	141,379
58,000	InterDigital, Inc., 3.500%, 6/01/2027	226,345
79,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	304,113
111,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	108,280
86,000	MKS, Inc., 1.250%, 6/01/2030	142,072
196,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	301,631
172,000	Nutanix, Inc., 0.500%, 12/15/2029	155,059
259,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	222,869
65,000	Seagate HDD Cayman, 3.500%, 6/01/2028	308,568
201,000	Snowflake, Inc., Zero Coupon, 10/01/2029	245,944
		2,442,116
	Total Convertible Bonds (Identified Cost $9,877,785)	8,218,654

Municipals — 0.4%
	Virginia — 0.4%
2,645,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $2,629,652)	2,011,237
	Total Bonds and Notes (Identified Cost $427,776,517)	419,134,426

Senior Loans — 5.7%
	Aerospace & Defense — 0.0%
180,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(b)(k)	180,034
	Automotive — 0.1%
670,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(b)(k)	671,675
104,271	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(d)(e)(k)	135
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$153,694	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 7.114%, 10.782%, 3/30/2027(d)(k)	$200
103,517	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(b)(e)(k)	23,809
295,827	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(b)(e)(k)	198
		696,017
	Brokerage — 0.0%
212,845	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.700%, 10/31/2031(b)(k)	212,964
	Building Materials — 0.2%
750,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(b)(k)	752,348
	Chemicals — 0.2%
765,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.417%, 10/29/2032(b)(k)	768,190
	Construction Machinery — 0.1%
153,453	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(b)(k)	153,549
168,709	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(b)(k)	169,173
		322,722
	Consumer Cyclical Services — 0.2%
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(b)(k)	100,000
894,632	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(b)(k)	894,632
		994,632
	Diversified Manufacturing — 0.1%
224,829	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.673%, 2/11/2028(b)(k)	224,830
197,042	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(b)(k)	195,934
		420,764
	Electric — 0.5%
2,121,914	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(b)(k)	2,124,227
Principal Amount (‡)	Description	Value (†)

	Environmental — 0.2%
$698,250	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(b)(k)	$702,440
	Gaming — 0.5%
554,400	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(b)(k)	553,363
1,401,903	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(b)(k)	1,384,380
526,025	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(b)(k)	519,450
49,252	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.675%, 4/16/2029(b)(k)	49,210
		2,506,403
	Healthcare — 0.3%
213,366	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(l)	213,632
169,237	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(k)	169,449
1,042,095	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(b)(k)	1,043,398
		1,426,479
	Lodging — 0.6%
716,062	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.429%, 11/08/2030(b)	716,957
1,965,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 5/24/2030(b)(k)	1,970,188
		2,687,145
	Media Entertainment — 0.2%
930,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(l)	924,187
	Metals & Mining — 0.2%
790,371	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(b)(k)	790,040
	Paper — 0.2%
1,050,205	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(b)	1,052,043
	Pharmaceuticals — 0.3%
1,545,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(l)	1,540,180
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — 0.5%
$495,927	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 12/29/2031(l)	$488,047
1,606,601	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(k)	1,567,448
32,856	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(b)(k)	32,254
155,038	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.668%, 9/15/2031(b)(k)	154,650
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(b)(k)	264,124
		2,506,523
	Retailers — 0.1%
338,251	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(l)	335,630
188,060	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.675%, 8/18/2032(b)(k)	186,603
		522,233
	Technology — 1.1%
483,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(l)	482,396
198,870	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.425%, 10/24/2030(b)(k)	198,787
184,070	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	175,811
1,641,390	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(b)(k)	1,550,653
891,650	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 1/31/2030(b)(k)	871,267
1,954,423	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(b)(k)	1,942,560
		5,221,474
	Wireless — 0.1%
461,680	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.420%, 1/25/2031(b)(k)	463,028
	Total Senior Loans (Identified Cost $27,435,485)	26,814,073

Collateralized Loan Obligations — 1.9%
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/16/2037(a)(b)	244,463
Principal Amount (‡)	Description	Value (†)

$970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.368%, 10/20/2037(a)(b)	$972,462
420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.318%, 1/25/2038(a)(b)	418,975
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.069%, 10/22/2037(a)(b)	610,463
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 6.823%, 7/16/2031(a)(b)	303,238
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.468%, 4/20/2037(a)(b)	340,168
1,090,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.019%, 4/22/2034(a)(b)	1,058,370
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 6.984%, 4/15/2034(a)(b)	347,712
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/23/2037(a)(b)	478,018
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 5.872%, 10/15/2037(a)(b)	1,885,240
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.272%, 7/15/2037(a)(b)	890,362
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.822%, 7/15/2037(a)(b)	626,498
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 7.179%, 4/20/2034(a)(b)	238,462
75,043	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.017%, 5/20/2031(a)(b)	75,057
525,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.368%, 10/17/2038(a)(b)	513,870
	Total Collateralized Loan Obligations (Identified Cost $9,102,774)	9,003,358

Shares
Common Stocks— 0.3%
	Biotechnology — 0.2%
18,635	BioMarin Pharmaceutical, Inc.(g)	1,052,691
	Media — 0.1%
138,910	Optimum Communications, Inc., Class A(g)	180,583
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.0%
1,800	Country Garden Holdings Co. Ltd.(g)	$74
145,357	Kaisa Group Holdings Ltd.(g)	1,650
46,580	Sunac China Holdings Ltd.(g)	6,328
130,840	Times China Holdings Ltd.(g)	1,237
75,187	Yuzhou Group Holdings Co. Ltd.(g)	1,524
		10,813
	Total Common Stocks (Identified Cost $4,189,864)	1,244,087

Preferred Stocks — 0.1%

Convertible Preferred Stocks — 0.1%
	Brokerage — 0.0%
950	Apollo Global Management, Inc., 6.750%	55,537
	Chemicals — 0.0%
1,050	Albemarle Corp., 7.250%	75,442
	Electric — 0.1%
5,666	PG&E Corp., Series A, 6.000%	243,581
	Technology — 0.0%
1,550	Oracle Corp., Series D, 6.500%	69,766
	Total Convertible Preferred Stocks (Identified Cost $453,010)	444,326
	Total Preferred Stocks (Identified Cost $453,010)	444,326
	Total Purchased Options — 0.0% (Identified Cost $5,199) (see details below)	4,102

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.0%
$11,831,642	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $11,832,349 on 4/01/2026 collateralized by $12,134,900 U.S. Treasury Note, 3.375% due 9/15/2027 valued at $12,068,388 including accrued interest (Note 2 of Notes to Financial Statements)	$11,831,642
2,384,000	U.S. Treasury Bills, 3.599%, 9/24/2026(m)	2,342,340
	Total Short-Term Investments (Identified Cost $14,173,701)	14,173,982
	Total Investments — 100.0% (Identified Cost $483,136,550)	470,818,354
	Other assets less liabilities — 0.0%	23,566
	Net Assets — 100.0%	$470,841,920
Purchased Options — 0.0%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.0%
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	103	525,000	$56,794,336	$5,199	$4,102
Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 5 Year U.S. Treasury Notes, Put	4/24/2026	108.25	(525,000)	$(56,794,336)	$(110,996)	$(274,805)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $196,430,982 or 41.7% of net
assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
CIFI Holdings Group Co. Ltd.	8/26/2021-12/29/2025	$418,408	$17,290	Less than 0.1%
Country Garden Holdings Co. Ltd.	8/02/2021-2/06/2026	461,609	46,514	Less than 0.1%
Country Garden Holdings Co. Ltd.	8/02/2021-12/23/2025	120,730	27,459	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	11/17/2021-12/31/2025	168,792	6,262	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	11/17/2021-1/07/2026	163,273	5,590	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	11/17/2021-1/07/2026	146,268	4,357	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	11/17/2021-1/07/2026	14,061	3,677	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	11/17/2021-1/09/2026	43,328	1,942	Less than 0.1%
	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Yuzhou Group Holdings Co. Ltd.	11/17/2021-1/16/2026	$30,919	$180	Less than 0.1%

(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/17/2026	EUR	S	1,063,000	$1,237,231	$1,232,938	$4,293
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2026	80	$9,057,115	$8,883,750	$(173,365)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	3,296	361,613,080	356,560,252	(5,052,828)
Total					$(5,226,193)
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Fixed Income Fund (continued)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	127	$26,536,331	$26,345,555	$190,776
CBOT U.S. Long Bond Futures	6/18/2026	71	8,351,149	8,085,125	266,024
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	112	13,371,445	13,055,000	316,445
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	936	108,632,524	106,250,625	2,381,899
Total					$3,155,144
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 97.0% of Net Assets
	Australia — 2.8%
1,794,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	$1,169,322
152,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	135,457
290,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	296,262
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	278,280
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	908,951
3,390,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,759,087
4,200,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	2,820,623
2,491,000	Queensland Treasury Corp., 4.500%, 8/22/2035, (AUD)	1,582,341
		8,950,323
	Belgium — 0.5%
360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036	350,630
250,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	225,293
210,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039	263,908
800,000	Warehouses De Pauw CVA, EMTN, 3.125%, 1/15/2031, (EUR)	891,068
		1,730,899
	Brazil — 2.9%
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	819,295
46,771(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,896,936
565,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	572,062
		9,288,293
	Canada — 4.6%
4,880,000	Canada Government Bonds, 2.750%, 3/01/2031, (CAD)	3,454,132
2,930,000	Canada Government Bonds, 3.250%, 6/01/2035, (CAD)	2,077,328
1,224,000	CPPIB Capital, Inc., MTN, 5.300%, 3/10/2036, (AUD)	825,016
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,218,238
4,980,000	Province of Quebec, Zero Coupon, 10/29/2030, (EUR)	5,012,076
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,490,107
		15,076,897
Principal Amount(‡)	Description	Value (†)
	Cayman Islands — 0.5%
$712,178	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	$709,613
536,786	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	527,647
519,097	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	517,107
		1,754,367
	Chile — 0.2%
687,000	Chile Government International Bonds, 3.375%, 4/14/2032, (EUR)	772,597
	China — 6.9%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,526,847
40,920,000	China Government Bonds, 1.750%, 2/25/2036, (CNY)	5,897,817
25,120,000	China Government Bonds, 1.920%, 1/15/2055, (CNY)	3,314,393
44,960,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	6,793,238
		22,532,295
	Colombia — 0.9%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,328,119
7,278,600,000	Colombia TES, 7.000%, 3/26/2031, (COP)	1,525,600
		2,853,719
	Denmark — 0.8%
914,000	Danske Bank AS, EMTN, (fixed rate to 12/02/2032, variable rate thereafter), 3.375%, 12/02/2033, (EUR)	1,023,153
203,000	Danske Bank AS, EMTN, (fixed rate to 8/19/2030, variable rate thereafter), 3.500%, 11/19/2035, (EUR)	228,796
100,000	Danske Bank AS, EMTN, (fixed rate to 11/19/2031, variable rate thereafter), 3.750%, 11/19/2036, (EUR)	112,672
408,000	Danske Bank AS, EMTN, (fixed rate to 1/09/2031, variable rate thereafter), 3.875%, 1/09/2032, (EUR)	475,602
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	348,966
273,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	327,151
		2,516,340
	France — 5.0%
100,000	AXA SA, EMTN, (fixed rate to 1/24/2036, variable rate thereafter), 4.125%, 7/24/2056, (EUR)	111,606
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	France — continued
184,000	AXA SA, EMTN, (fixed rate to 9/10/2032, variable rate thereafter), 4.250%, 3/10/2043, (EUR)	$212,186
703,000	AXA SA, EMTN, (fixed rate to 1/24/2035, variable rate thereafter), 4.375%, 7/24/2055, (EUR)	807,157
729,782	Bavarian Sky French Auto Leases 5, Series FRE5, Class A, 1 mo. EUR EURIBOR + 0.600%, 2.540%, 8/20/2032, (EUR)(c)	844,549
1,338,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	1,358,371
668,237	BPCE Consumer Loans FCT, Series 2024-1, Class A, 1 mo. EUR EURIBOR + 0.700%, 2.592%, 10/31/2042, (EUR)(c)	772,773
1,100,000	Credit Agricole SA, (fixed rate to 1/12/2036, variable rate thereafter), 5.261%, 1/12/2037(a)	1,076,085
405,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(a)	417,189
1,055,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	648,842
2,158,000	French Republic Government Bonds OAT, 2.700%, 2/25/2031, (EUR)	2,444,189
4,127,000	French Republic Government Bonds OAT, 3.200%, 5/25/2035, (EUR)	4,598,119
100,000	Orange SA, EMTN, 3.750%, 9/04/2037, (EUR)	111,477
1,225,000	Societe Generale SA, (fixed rate to 4/10/2036, variable rate thereafter), 5.400%, 4/10/2037(a)	1,185,099
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,605,755
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034(a)	213,606
		16,407,003
	Germany — 3.7%
500,000	Allianz SE, (fixed rate to 1/26/2034, variable rate thereafter), 4.851%, 7/26/2054, (EUR)	594,194
600,000	Allianz SE, (fixed rate to 1/25/2033, variable rate thereafter), 5.824%, 7/25/2053, (EUR)	755,220
7,199,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2052, (EUR)	3,416,422
600,000	Commerzbank AG, EMTN, (fixed rate to 6/06/2033, variable rate thereafter), 3.750%, 6/06/2034, (EUR)	677,916
Principal Amount(‡)	Description	Value (†)
	Germany — continued
600,000	Commerzbank AG, EMTN, (fixed rate to 9/02/2035, variable rate thereafter), 3.875%, 9/02/2036, (EUR)	$670,302
200,000	Commerzbank AG, EMTN, (fixed rate to 6/30/2032, variable rate thereafter), 4.125%, 6/30/2037, (EUR)	226,564
900,000	Deutsche Bank AG, EMTN, (fixed rate to 7/12/2034, variable rate thereafter), 4.500%, 7/12/2035, (EUR)	1,055,824
725,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	722,269
255,000	Deutsche Bank AG, (fixed rate to 9/11/2029, variable rate thereafter), 4.999%, 9/11/2030	256,201
355,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	372,739
48,000	Deutsche Telekom AG, EMTN, 1.375%, 7/05/2034, (EUR)	46,565
48,000	Deutsche Telekom AG, EMTN, 3.250%, 6/04/2035, (EUR)	53,551
49,000	Deutsche Telekom AG, EMTN, 3.250%, 3/20/2036, (EUR)	54,218
48,000	Deutsche Telekom AG, EMTN, 3.625%, 2/03/2045, (EUR)	49,849
423,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	489,413
600,000	LEG Immobilien SE, EMTN, 1.625%, 11/28/2034, (EUR)	556,151
100,000	LEG Immobilien SE, EMTN, 3.875%, 1/20/2035, (EUR)	109,933
370,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	359,716
1,630,000	RWE Finance U.S. LLC, 5.875%, 4/16/2034(a)	1,684,968
		12,152,015
	Hungary — 0.2%
283,000,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	720,391
	Indonesia — 0.4%
21,356,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	1,247,524
	Ireland — 1.4%
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,405,371
491,102	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	486,711
1,095,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	1,081,300
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Ireland — continued
553,574	LT Rahoitus DAC, Series 6, Class A, 1 mo. EUR EURIBOR + 0.540%, 2.488%, 7/18/2036, (EUR)(c)	$640,122
781,000	Zurich Finance Ireland II DAC, EMTN, (fixed rate to 5/22/2035, variable rate thereafter), 6.250%, 11/22/2055	800,210
		4,413,714
	Israel — 0.5%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	532,944
905,000	Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/01/2031, (EUR)	1,031,237
		1,564,181
	Italy — 4.5%
200,000	ENEL Finance International NV, 5.000%, 9/30/2035(a)	193,955
730,000	ENEL Finance International NV, 6.000%, 10/07/2039(a)	740,435
812,588	Fulvia SPV SRL, Series 2025-1, Class A1, 3 mo. EUR EURIBOR + 0.700%, 2.808%, 12/23/2041, (EUR)(c)	939,604
987,439	Golden Bar Securitisation SRL, Series 2025-1, Class A1, 3 mo. EUR EURIBOR + 0.750%, 2.871%, 12/20/2044, (EUR)(c)	1,141,751
302,000	Intesa Sanpaolo SpA, EMTN, (fixed rate to 9/16/2031, variable rate thereafter), 3.850%, 9/16/2032, (EUR)	348,627
200,000	Intesa Sanpaolo SpA, EMTN, (fixed rate to 11/14/2031, variable rate thereafter), 4.271%, 11/14/2036, (EUR)	229,886
150,000	Intesa Sanpaolo SpA, EMTN, 6.625%, 5/31/2033, (GBP)	210,005
565,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	612,064
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	224,232
5,596,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	6,378,955
879,000	Italy Buoni Poliennali Del Tesoro, 4.100%, 4/30/2046, (EUR)	976,470
708,834	Red & Black Auto Italy SRL, Series 3, Class A, 1 mo. EUR EURIBOR + 0.810%, 2.717%, 7/28/2036, (EUR)(c)	820,571
900,000	Sunrise SPV 97 SRL, Series 2025-2, Class A, 1 mo. EUR EURIBOR + 0.720%, 2.667%, 10/27/2050, (EUR)(c)	1,040,285
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	339,958
Principal Amount(‡)	Description	Value (†)
	Italy — continued
204,000	UniCredit SpA, EMTN, (fixed rate to 6/24/2032, variable rate thereafter), 4.175%, 6/24/2037, (EUR)	$232,242
301,000	UniCredit SpA, 4.200%, 6/11/2034, (EUR)	348,549
		14,777,589
	Japan — 6.6%
154,000,000	Japan Government Ten Year Bonds, 1.600%, 9/20/2035, (JPY)	920,112
1,091,150,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	6,521,942
810,650,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,276,057
582,600,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	3,099,026
300,550,000	Japan Government Thirty Year Bonds, 3.400%, 12/20/2055, (JPY)	1,803,111
953,200,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	4,733,237
93,550,000	Japan Government Two Year Bonds, 0.800%, 6/01/2027, (JPY)	587,018
520,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/14/2036, variable rate thereafter), 5.057%, 1/14/2037	510,862
		21,451,365
	Korea — 2.1%
5,046,340,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	3,124,213
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	229,159
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	3,323,345
		6,676,717
	Kuwait — 0.4%
1,185,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	1,137,808
	Luxembourg — 1.3%
1,584,000	CBRE Open-Ended Funds SCA SICAV-SIF, EMTN, 4.750%, 3/27/2034, (EUR)	1,866,651
800,000	ECARAT DE SA Compartment Lease, Series 2025-1, Class A, 1 mo. EUR EURIBOR + 0.640%, 2.580%, 5/25/2034, (EUR)(c)	927,214
712,111	First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class A, 1 mo. EUR EURIBOR + 0.680%, 2.620%, 10/14/2032, (EUR)(c)	823,093
285,000	Prologis International Funding II SA, EMTN, 4.375%, 7/01/2036, (EUR)	326,598
364,000	SELP Finance SARL, EMTN, 3.750%, 1/16/2032, (EUR)	410,879
		4,354,435
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Malaysia — 0.5%
6,119,000	Malaysia Government Bonds, 3.476%, 7/02/2035, (MYR)	$1,490,095
	Mexico — 3.1%
658,000	FIBRA Prologis, 5.500%, 11/26/2035(a)	634,773
300,000	FIBRA Prologis, 5.625%, 1/14/2038(a)	285,372
975,478(d )	Mexico Bonos, 8.000%, 2/21/2036, (MXN)	4,985,099
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,234,675
2,154,000	Mexico Government International Bonds, 5.375%, 3/22/2033	2,103,381
808,000	Orbia Advance Corp. SAB de CV, 7.500%, 5/13/2035(a)	770,098
		10,013,398
	Netherlands — 0.3%
885,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.250%, 8/19/2035	882,319
	New Zealand — 2.1%
11,937,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	6,461,396
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	387,852
		6,849,248
	Norway — 1.7%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	954,490
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	357,201
197,000	Aker BP ASA, 5.250%, 10/30/2035(a)	191,574
150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	156,254
367,000	DNB Bank ASA, (fixed rate to 11/04/2030, variable rate thereafter), 4.384%, 11/04/2031(a)	361,743
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,589,059
		5,610,321
	Romania — 0.3%
1,005,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(a)	1,126,634
	Singapore — 0.3%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	840,849
	South Africa — 0.6%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	365,875
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	453,718
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,251,233
		2,070,826
Principal Amount(‡)	Description	Value (†)
	Spain — 5.0%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	$1,515,081
100,000	Banco Santander SA, EMTN, 3.500%, 2/17/2035, (EUR)	111,053
200,000	Banco Santander SA, EMTN, (fixed rate to 5/23/2028, variable rate thereafter), 5.750%, 8/23/2033, (EUR)	239,326
843,064	BBVA Consumer Auto FT, Series 2025-1, Class A, 3 mo. EUR EURIBOR + 0.640%, 2.651%, 5/19/2042, (EUR)(c)	973,342
200,000	CaixaBank SA, EMTN, (fixed rate to 1/20/2036, variable rate thereafter), 3.875%, 1/20/2037, (EUR)	224,576
200,000	CaixaBank SA, EMTN, (fixed rate to 2/08/2031, variable rate thereafter), 4.375%, 8/08/2036, (EUR)	232,585
1,177,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	1,225,844
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,838,464
1,389,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	1,491,535
7,565,000	Spain Government Bonds, 3.150%, 4/30/2035, (EUR)	8,563,295
		16,415,101
	Supranationals — 1.2%
3,957,000	European Union, 1.000%, 7/06/2032, (EUR)	4,036,427
	Sweden — 0.9%
31,975,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	2,982,969
	Switzerland — 1.1%
836,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	928,218
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	655,709
407,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	400,322
225,000	UBS Group AG, (fixed rate to 3/23/2036, variable rate thereafter), 5.010%, 3/23/2037(a)	217,588
445,000	UBS Group AG, (fixed rate to 8/10/2036, variable rate thereafter), 5.199%, 8/10/2037(a)	434,651
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Switzerland — continued
$365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	$326,176
534,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	679,816
		3,642,480
	Tanzania — 0.1%
469,000	HTA Group Ltd., 6.750%, 4/01/2031(a)	463,462
	Thailand — 0.4%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,237,356
	United Arab Emirates — 0.1%
239,000	DP World Crescent Ltd., 5.500%, 5/08/2035	234,543
	United Kingdom — 4.9%
725,000	Anglian Water Osprey Financing PLC, EMTN, 6.750%, 8/27/2031, (GBP)	967,900
157,000	Anglian Water Services Financing PLC, GMTN, 5.750%, 6/07/2043, (GBP)	180,292
323,000	Anglian Water Services Financing PLC, GMTN, 6.250%, 9/12/2044, (GBP)	390,351
295,000	Aviva PLC, (fixed rate to 2/28/2036, variable rate thereafter), 4.625%, 8/28/2056, (EUR)	340,286
100,000	Aviva PLC, (fixed rate to 3/12/2034, variable rate thereafter), 6.125%, 9/12/2054, (GBP)	130,720
156,000	CCEP Finance Ireland DAC, 1.500%, 5/06/2041, (EUR)	124,042
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,207,837
100,000	Coca-Cola Europacific Partners PLC, 3.250%, 3/21/2032, (EUR)	112,718
143,000	Heathrow Funding Ltd., EMTN, 3.875%, 1/16/2038, (EUR)	159,628
446,000	Heathrow Funding Ltd., EMTN, 4.500%, 7/11/2035, (EUR)	525,586
127,000	Heathrow Funding Ltd., EMTN, 5.875%, 5/13/2043, (GBP)	157,372
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	810,018
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	658,034
965,000	NatWest Group PLC, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	997,553
Principal Amount(‡)	Description	Value (†)
	United Kingdom — continued
150,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	$172,875
2,714,000	U.K. Gilts, 4.375%, 3/07/2030, (GBP)	3,585,750
2,690,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	2,964,994
1,080,000	United Utilities Water Finance PLC, EMTN, 3.750%, 5/23/2034, (EUR)	1,223,372
910,000	United Utilities Water Finance PLC, EMTN, 5.750%, 6/26/2036, (GBP)	1,170,267
		15,879,595
	United States — 28.2%
1,269,453	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,199,790
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,434,560
333,245	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	335,232
1,508,000	AT&T, Inc., 2.250%, 2/01/2032	1,317,426
140,000	AT&T, Inc., 3.650%, 6/01/2051	96,115
545,000	AT&T, Inc., 5.125%, 4/30/2036	538,461
380,000	AT&T, Inc., 6.050%, 8/15/2056	374,217
279,270	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(c)	271,070
484,000	Bank of America Corp., (fixed rate to 2/06/2036, variable rate thereafter), 5.045%, 2/06/2037	477,562
1,848,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	1,900,032
815,000	Boeing Co., 3.750%, 2/01/2050	577,794
1,065,000	Boeing Co., 5.805%, 5/01/2050	1,029,564
90,000	Boeing Co., 6.528%, 5/01/2034	98,041
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	400,281
410,000	Broadcom, Inc., 3.419%, 4/15/2033	374,914
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	984,857
270,000	Broadcom, Inc., 4.800%, 2/15/2036	263,233
650,000	Broadcom, Inc., 4.950%, 1/15/2036	641,063
1,450,000	Broadcom, Inc., 5.200%, 4/15/2032	1,484,222
325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	326,601
525,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	519,841
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	932,827
315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	321,036
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,202,607
394,000	CVS Health Corp., 5.625%, 2/21/2053	361,018
302,000	CVS Health Corp., 5.875%, 6/01/2053	285,957
754,000	CVS Health Corp., 6.050%, 6/01/2054	731,471
530,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	532,111
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$1,425,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	$1,382,268
191,000	DH Europe Finance II SARL, 1.800%, 9/18/2049, (EUR)	135,435
390,000	Diamondback Energy, Inc., 5.400%, 4/18/2034	395,927
309,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	315,341
185,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	197,391
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,144,881
865,000	Energy Transfer LP, 5.300%, 4/15/2047	763,259
415,000	Energy Transfer LP, 5.950%, 5/15/2054	389,136
65,000	Energy Transfer LP, 6.300%, 1/15/2056	64,005
108,000	Equinix Europe 2 Financing Corp. LLC, 3.650%, 9/03/2033, (EUR)	120,417
416,085	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(c)	416,085
1,151,669	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	976,625
1,172,906	Federal Home Loan Mortgage Corp., 4.500%, 11/01/2040	1,164,948
1,048,117	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,056,735
539,321	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2055	557,880
2,350,819	Federal National Mortgage Association, 2.000%, 11/01/2051	1,904,551
554,125	Federal National Mortgage Association, 2.000%, 11/01/2051	446,635
1,283,505	Federal National Mortgage Association, 2.000%, 3/01/2052	1,038,505
2,594,988	Federal National Mortgage Association, 2.500%, 5/01/2052	2,192,461
179,713	Federal National Mortgage Association, 3.000%, 11/01/2046	161,910
1,768,271	Federal National Mortgage Association, 3.000%, 11/01/2051	1,554,490
538,778	Federal National Mortgage Association, 3.500%, 6/01/2045	508,643
225,426	Federal National Mortgage Association, 3.500%, 9/01/2047	209,457
957,111	Federal National Mortgage Association, 3.500%, 8/01/2049	884,665
157,899	Federal National Mortgage Association, 4.000%, 8/01/2048	150,442
1,201,381	Federal National Mortgage Association, 4.000%, 3/01/2049	1,148,397
232,270	Federal National Mortgage Association, 4.500%, 11/01/2043	229,108
50,090	Federal National Mortgage Association, 4.500%, 7/01/2046	49,080
Principal Amount(‡)	Description	Value (†)
	United States — continued
$314,250	Federal National Mortgage Association, 4.500%, 3/01/2047	$309,368
968,883	Federal National Mortgage Association, 4.500%, 9/01/2052	939,794
1,664,791	Federal National Mortgage Association, 5.000%, 8/01/2052	1,649,096
1,362,767	Federal National Mortgage Association, 6.000%, 7/01/2054	1,392,688
135,932	Federal National Mortgage Association, 6.500%, 11/01/2053	140,531
151,384	Federal National Mortgage Association, 6.500%, 1/01/2055	156,506
840,000	Ford Auto Securitization Trust II, Series 2025-AA, Class A2, 3.280%, 11/15/2029, (CAD)(a)	602,959
250,000	Foundry JV Holdco LLC, 5.900%, 1/25/2033(a)	257,028
200,000	Foundry JV Holdco LLC, 6.150%, 1/25/2032(a)	208,797
1,709,000	Foundry JV Holdco LLC, 6.200%, 1/25/2037(a)	1,766,059
200,000	Foundry JV Holdco LLC, 6.250%, 1/25/2035(a)	209,477
526,000	Foundry JV Holdco LLC, 6.400%, 1/25/2038(a)	548,296
991,000	Global Payments, Inc., 5.550%, 11/15/2035	954,966
65,424	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	66,360
1,430,000	HCA, Inc., 3.500%, 7/15/2051	946,451
68,000	HCA, Inc., 4.625%, 3/15/2052	54,284
165,000	HCA, Inc., 5.450%, 9/15/2034	166,544
580,000	HCA, Inc., 5.500%, 6/01/2033	591,567
655,000	HCA, Inc., 5.700%, 11/15/2055	609,308
1,848,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	1,848,850
443,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	444,387
1,701,000	JPMorgan Chase & Co., (fixed rate to 2/05/2036, variable rate thereafter), 5.193%, 2/05/2037	1,671,515
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,115,720
275,000	Kroger Co., 5.500%, 9/15/2054	255,386
162,000	Meta Platforms, Inc., 5.625%, 11/15/2055	151,857
974,000	Morgan Stanley, (fixed rate to 1/30/2036, variable rate thereafter), 5.073%, 1/30/2037	954,247
415,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	401,182
145,000	National Grid North America, Inc., EMTN, 3.724%, 11/25/2034, (EUR)	162,675
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
162,000	National Grid North America, Inc., EMTN, 4.061%, 9/03/2036, (EUR)	$184,055
1,548,967	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	1,469,193
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	403,352
295,000	Ovintiv, Inc., 6.625%, 8/15/2037	313,487
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	571,911
250,000	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class A, 4.614%, 9/15/2043(a)	246,817
1,650,000	Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/2033(a)	1,604,577
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,228,557
332,712	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(c)	332,833
485,000	PulteGroup, Inc., 4.250%, 3/01/2031	473,992
1,613,000	PulteGroup, Inc., 4.900%, 3/01/2036	1,558,272
645,000	QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.044%, 10/05/2055(a)	631,789
1,150,000	SM Energy Co., 7.000%, 8/01/2032(a)	1,174,258
110,000	SM Energy Co., 8.625%, 11/01/2030(a)	116,059
985,000	SM Energy Co., 8.750%, 7/01/2031(a)	1,029,613
340,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	340,146
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	409,050
613,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	538,834
500,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	509,852
4,140,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(e)	3,179,552
4,220,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,211,486
642,000	U.S. Treasury Bonds, 4.750%, 8/15/2055	625,649
6,635,997	U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/2035(f)	6,603,379
685,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	668,808
125,000	UnitedHealth Group, Inc., 5.000%, 4/15/2034	125,098
200,000	UnitedHealth Group, Inc., 5.050%, 4/15/2053	175,939
458,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	461,905
65,000	UnitedHealth Group, Inc., 5.375%, 4/15/2054	59,773
215,000	UnitedHealth Group, Inc., 5.625%, 7/15/2054	204,911
366,085	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(c)	366,539
Principal Amount(‡)	Description	Value (†)
	United States — continued
$740,000	Verizon Communications, Inc., 2.355%, 3/15/2032	$645,911
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	246,198
425,000	Verizon Communications, Inc., 3.550%, 3/22/2051	296,511
211,849	VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 8/25/2051(a)(c)	211,832
360,000	Wells Fargo & Co., (fixed rate to 12/03/2034, variable rate thereafter), 5.211%, 12/03/2035	358,408
330,000	Wells Fargo & Co., MTN, (fixed rate to 7/25/2033, variable rate thereafter), 5.557%, 7/25/2034	338,205
645,000	Williams Cos., Inc., 5.150%, 3/15/2036	635,398
269,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	262,592
		91,961,219
	Total Bonds and Notes (Identified Cost $329,986,502)	316,115,314

Short-Term Investments — 1.4%
4,558,954	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $4,559,226 on 4/01/2026 collateralized by $4,873,100 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $4,650,172 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,558,954)	4,558,954
	Total Investments — 98.4% (Identified Cost $334,545,456)	320,674,268
	Other assets less liabilities — 1.6%	5,309,813
	Net Assets — 100.0%	$325,984,081

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2026, the value of Rule 144A holdings amounted
to $48,732,658 or 14.9% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
(c)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(d)	Amount shown represents units. One unit represents a principal amount of 100.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Treasury Inflation Protected Security (TIPS).

EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/17/2026	COP	S	6,300,000,000	$1,665,125	$1,687,007	$(21,882)
Bank of America N.A.	6/17/2026	EUR	B	295,000	343,352	342,161	(1,191)
Bank of America N.A.	6/18/2026	EUR	S	5,318,000	6,136,256	6,168,435	(32,179)
Bank of America N.A.	6/17/2026	EUR	S	295,000	340,985	342,161	(1,176)
Bank of America N.A.	6/18/2026	EUR	S	367,000	427,023	425,689	1,334
Bank of America N.A.	6/17/2026	JPY	B	527,324,000	3,357,917	3,343,872	(14,045)
Bank of America N.A.	6/17/2026	JPY	S	527,324,000	3,362,392	3,343,872	18,520
BNP Paribas SA	6/17/2026	CNH	B	75,032,000	10,954,189	10,951,274	(2,915)
Deutsche Bank AG	6/02/2026	BRL	S	47,625,000	8,994,475	9,073,848	(79,373)
Deutsche Bank AG	6/17/2026	DKK	B	4,689,000	731,304	728,143	(3,161)
Deutsche Bank AG	6/17/2026	KRW	S	3,287,076,000	2,239,992	2,151,017	88,975
Goldman Sachs Bank USA	6/17/2026	MXN	S	69,417,000	3,868,061	3,849,274	18,787
HSBC Bank USA N.A.	6/17/2026	CZK	B	11,272,000	536,437	531,297	(5,140)
Royal Bank of Canada	6/17/2026	CAD	B	704,000	515,994	507,759	(8,235)
Royal Bank of Canada	6/17/2026	GBP	S	2,097,000	2,798,920	2,774,965	23,955
UBS AG	6/17/2026	CHF	B	1,445,000	1,884,086	1,822,218	(61,868)
UBS AG	6/17/2026	JPY	B	300,000,000	1,900,435	1,902,363	1,928
UBS AG	6/17/2026	NZD	S	11,864,000	7,004,623	6,835,867	168,756
UBS AG	6/17/2026	SEK	S	17,500,000	1,908,347	1,855,683	52,664
Total							$143,754
At March 31, 2026, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	6/17/2026	EUR	643,595	PLN	2,770,000	$745,987	$(497)
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	118	$24,656,683	$24,478,547	$(178,136)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	117	12,842,401	12,657,024	(185,377)
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Bond Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	70	$8,440,426	$8,159,375	$(281,051)
Eurex 2 Year Euro SCHATZ Futures	6/08/2026	65	8,036,787	7,945,025	(91,762)
Eurex 5 Year Euro BOBL Futures	6/08/2026	32	4,362,321	4,269,433	(92,888)
Long Gilt Futures	6/26/2026	10	1,226,066	1,161,989	(64,077)
Total					$(893,291)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2026	3	$352,866	$341,625	$11,241
Eurex 10 Year Euro BUND Futures	6/08/2026	63	9,234,724	9,130,720	104,004
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	224	25,997,527	25,427,500	570,027
Total					$685,272
Currency Exposure Summary at March 31, 2026 (Unaudited)
United States Dollar	39.2%
Euro	23.7
Japanese Yen	8.1
Yuan Renminbi	6.9
British Pound	3.6
Brazilian Real	2.7
Canadian Dollar	2.6
Australian Dollar	2.5
New Zealand Dollar	2.1
South Korean Won	2.1
Other, less than 2% each	4.9
Total Investments	98.4
Other assets less liabilities (including forward foreign currency and futures contracts)	1.6
Net Assets	100.0%
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 99.4% of Net Assets
	Aerospace & Defense — 0.1%
$70,000	General Dynamics Corp., 4.950%, 8/15/2035	$70,476
	Airlines — 0.1%
70,000	Delta Air Lines, Inc., 5.250%, 7/10/2030	70,461
	Automotive — 0.2%
205,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	203,872
	Banking — 3.3%
600,000	Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 1/14/2032, variable rate thereafter), 7.750%(b)	614,535
280,000	BNP Paribas SA, (fixed rate to 12/15/2033, variable rate thereafter), 6.875%(a)(b)	270,561
384,000	HSBC Holdings PLC, (fixed rate to 3/24/2031, variable rate thereafter), 6.750%(b)	379,903
488,000	ING Groep NV, Series VAR, (fixed rate to 3/23/2031, variable rate thereafter), 4.803%, 3/23/2032	485,078
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	324,758
293,000	Pinnacle Bank/Nashville TN, (fixed rate to 1/15/2031, variable rate thereafter), 5.957%, 1/15/2036	290,175
496,000	Standard Chartered PLC, (fixed rate to 11/14/2035, variable rate thereafter), 7.000%(a)(b)	486,585
51,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	49,496
435,000	UBS Group AG, (fixed rate to 2/10/2030, variable rate thereafter), 7.000%(a)(b)	430,812
240,000	UBS Group AG, (fixed rate to 1/08/2036, variable rate thereafter), 7.000%(a)(b)	232,013
		3,563,916
	Brokerage — 0.5%
300,000	Citadel Securities Global Holdings LLC, 6.200%, 6/18/2035(a)	306,922
224,000	Lseg U.S. Fin Corp., 5.250%, 3/23/2036(a)	221,800
		528,722
	Construction Machinery — 0.3%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	214,093
115,000	Deere & Co., 5.700%, 1/19/2055	117,221
		331,314
	Consumer Cyclical Services — 0.0%
45,000	Rollins, Inc., 5.250%, 2/24/2035	44,969
Principal Amount	Description	Value (†)
	Electric — 1.2%
$399,000	American Electric Power Co., Inc., Series C, (fixed rate to 12/15/2030, variable rate thereafter), 5.800%, 3/15/2056	$394,138
10,000	Edison International, 6.250%, 3/15/2030	10,360
60,000	Oncor Electric Delivery Co. LLC, 5.350%, 4/01/2035	61,310
300,000	Pacific Gas & Electric Co., 6.000%, 8/15/2035	309,947
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	60,425
490,000	Virginia Electric & Power Co., Series C, 4.900%, 9/15/2035	479,407
		1,315,587
	Finance Companies — 0.4%
130,000	Apollo Debt Solutions BDC, 5.700%, 1/23/2031(a)	126,818
135,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	127,488
160,000	Oaktree Strategic Credit Fund, 6.190%, 7/15/2030	156,979
		411,285
	Food & Beverage — 0.1%
100,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	103,806
	Gaming — 0.2%
200,000	Flutter Treasury DAC, 5.875%, 6/04/2031(a)	198,138
	Government Owned - No Guarantee — 0.2%
250,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	247,469
	Government Sponsored — 0.5%
490,000	Petrobras Global Finance BV, 6.250%, 1/10/2036	478,652
	Lodging — 0.1%
100,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	102,741
	Midstream — 0.3%
175,000	Boardwalk Pipelines LP, 5.375%, 2/15/2036	172,184
46,000	Western Midstream Operating LP, 5.500%, 12/15/2035	45,238
155,000	Williams Cos., Inc., 5.150%, 3/15/2036	152,692
		370,114
	Pharmaceuticals — 0.1%
160,000	Merck & Co., Inc., 4.750%, 12/04/2035	156,998
	Retailers — 0.5%
493,000	Amazon.com, Inc., 5.650%, 3/13/2046	491,294
	Technology — 0.9%
392,000	Flex Ltd., 5.375%, 11/13/2035	385,180
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	261,679
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Inflation Protected Securities Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$170,000	Micron Technology, Inc., 6.050%, 11/01/2035	$183,437
75,000	NetApp, Inc., 5.700%, 3/17/2035	76,406
65,000	Synopsys, Inc., 5.150%, 4/01/2035	65,124
		971,826
	Transportation Services — 0.3%
283,000	Sydney Airport Finance Co. Pty. Ltd., 5.248%, 3/26/2036(a)	280,656
	Treasuries — 90.1%
13,125,501	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(c)	7,424,995
8,952,135	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(c)	6,893,860
12,655,392	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(c)	12,583,598
14,270,083	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(c)	13,462,955
22,011,236	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(c)	21,848,160
17,828,758	U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/2030(c)	17,668,738
14,018,442	U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/2035(c)	13,949,537
2,001,720	U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/2036(c)	1,977,551
		95,809,394
	Total Bonds and Notes (Identified Cost $110,929,580)	105,751,690

Principal Amount	Description	Value (†)

Short-Term Investments — 0.3%
$337,921	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $337,941 on 4/01/2026 collateralized by $361,300 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $344,862 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $337,921)	$337,921
	Total Investments — 99.7% (Identified Cost $111,267,501)	106,089,611
	Other assets less liabilities — 0.3%	305,054
	Net Assets — 100.0%	$106,394,665

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $3,219,739 or 3.0% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 80.6% of Net Assets

Non-Convertible Bonds — 78.4%
	Aerospace & Defense — 1.3%
$520,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	$528,604
230,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	234,772
645,000	TransDigm, Inc., 4.625%, 1/15/2029	633,728
680,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	687,501
160,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	159,147
1,110,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,122,676
		3,366,428
	Automotive — 2.8%
190,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	181,249
635,000	American Axle & Manufacturing, Inc., 6.375%, 10/15/2032(a)	628,487
1,315,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,280,310
690,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(a)	677,130
680,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(a)	661,173
1,303,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	1,182,945
1,736,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	1,679,376
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	308,784
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	276,385
341,000	ZF North America Capital, Inc., 7.500%, 3/24/2031(a)	334,970
		7,210,809
	Banking — 0.7%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	335,292
1,541,000	Synchrony Financial, 7.250%, 2/02/2033	1,573,949
		1,909,241
	Brokerage — 1.4%
650,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	659,469
155,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	159,333
1,415,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,415,177
1,528,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	1,508,445
		3,742,424
	Building Materials — 0.4%
890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	902,463
Principal Amount	Description	Value (†)

	Cable Satellite — 9.0%
$2,276,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	$2,159,638
775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	768,638
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	789,002
795,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	797,440
1,198,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	885,982
5,100,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,935,864
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,512,718
1,645,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,637,334
70,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	69,844
2,300,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,347,907
2,285,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,265,403
235,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	227,290
2,090,000	DISH DBS Corp., 7.750%, 7/01/2026	2,079,910
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	314,225
4,384,111	EchoStar Corp., 10.750%, 11/30/2029	4,735,939
		23,527,134
	Chemicals — 3.7%
1,814,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	1,744,868
730,000	Ashland, Inc., 3.375%, 9/01/2031(a)	655,495
1,493,000	Chemours Co., 5.750%, 11/15/2028(a)	1,478,256
3,798,000	Hercules LLC, 6.500%, 6/30/2029	3,799,899
655,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(a)	642,391
1,313,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(a)	1,280,660
		9,601,569
	Construction Machinery — 0.6%
100,000	United Rentals North America, Inc., 3.750%, 1/15/2032	91,648
1,485,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,396,003
45,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	45,567
		1,533,218
	Consumer Cyclical Services — 0.6%
1,652,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,497,510
65,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	63,076
		1,560,586
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Diversified Manufacturing — 0.7%
$795,000	Esab Corp., 6.250%, 4/15/2029(a)	$806,845
958,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	905,345
		1,712,190
	Electric — 0.8%
1,308,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(a)	1,293,427
863,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	891,314
		2,184,741
	Environmental — 0.2%
130,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	128,404
105,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	106,635
275,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	267,554
130,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	134,528
		637,121
	Finance Companies — 2.2%
770,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.684%, 1/15/2067(a)(c)	468,691
1,560,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,575,116
980,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,009,372
280,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	262,520
260,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	255,761
1,170,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,189,305
1,024,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,037,916
48,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	47,825
		5,846,506
	Financial Other — 0.8%
139,776	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)(e)	5,479
113,835	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)(e)	1,423
150,266	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)(e)	1,358
271,000	Burford Capital Global Finance LLC, 6.875%, 4/15/2030(a)	239,204
854,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	710,955
894,000	Burford Capital Global Finance LLC, 8.500%, 1/15/2034(a)	767,696
207,000	Burford Capital Global Finance LLC, 9.250%, 7/01/2031(a)	186,817
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	2,000
Principal Amount	Description	Value (†)

	Financial Other — continued
$200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	$2,000
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	2,800
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	17,972
283,247	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	7,282
62,868	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	1,332
197,246	China Aoyuan Group Ltd., Series IAI(b)(c)(e)	493
80,630	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(d)(e)	202
405,000	China Evergrande Group, 8.750%, 6/28/2025(f)	4,050
200,000	China Evergrande Group, 9.500%, 4/11/2022(f)	2,000
170,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	166,584
125,913	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	2,518
210,789	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	3,689
254,067	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	3,811
382,781	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	6,699
360,230	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	4,503
86,129	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	1,723
8,905	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	289
52,262	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(d)	1,531
194,958	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(d)	5,361
87,551	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(d)(e)	219
90,336	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(d)(e)	2,586
157,694	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(d)(e)	4,896
210,997	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(d)(e)	5,802
296,707	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(d)(e)	7,444
107,595	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)(e)	8,339
		2,179,057
	Food & Beverage — 1.6%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	397,691
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$100,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	$95,205
1,695,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,574,574
1,002,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	962,486
1,136,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(a)	1,124,088
		4,154,044
	Gaming — 0.9%
1,680,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,686,761
788,000	Penn Entertainment, Inc., 6.750%, 4/01/2031(a)	765,321
		2,452,082
	Health Care REITs — 0.2%
595,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032, (a)	603,218
	Health Insurance — 1.6%
1,165,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,041,545
1,690,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,467,970
390,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	378,140
1,415,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,391,094
		4,278,749
	Healthcare — 1.5%
245,000	Accendra Health, Inc., 6.625%, 4/01/2030(a)	116,510
320,000	DaVita, Inc., 4.625%, 6/01/2030(a)	307,685
540,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	473,075
735,000	Hologic, Inc., 3.250%, 2/15/2029(a)	733,723
745,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	718,443
649,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	658,001
998,000	TEAM Services Holding, Inc., 9.000%, 2/15/2033(a)	978,584
		3,986,021
	Home Construction — 2.0%
890,000	Mattamy Group Corp., 6.000%, 12/15/2033(a)	835,758
1,140,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,126,960
3,160,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,162,765
		5,125,483
Principal Amount	Description	Value (†)

	Independent Energy — 4.0%
$549,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	$556,285
2,355,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,431,401
100,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	99,975
1,087,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	1,103,119
758,000	Crescent Energy Finance LLC, 7.875%, 4/15/2032(a)	774,416
910,000	Matador Resources Co., 6.250%, 4/15/2033(a)	910,856
1,264,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,314,364
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(f)	154
551,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	576,791
637,000	SM Energy Co., 6.750%, 8/01/2029(a)	646,649
420,000	SM Energy Co., 8.625%, 11/01/2030(a)	443,136
1,459,000	SM Energy Co., 8.750%, 7/01/2031(a)	1,525,081
		10,382,227
	Industrial Other — 1.1%
585,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	564,373
340,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	348,379
640,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	646,692
1,288,000	TopBuild Corp., 5.625%, 1/31/2034(a)	1,260,658
		2,820,102
	Leisure — 0.8%
1,445,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,276,766
893,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	911,745
		2,188,511
	Life Insurance — 0.7%
1,960,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,772,369
	Lodging — 2.4%
995,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	904,127
175,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	164,136
355,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	346,827
1,350,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	1,333,411
688,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	652,318
1,480,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,412,052
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Lodging — continued
$547,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	$539,889
975,000	Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033(a)	959,377
		6,312,137
	Media Entertainment — 3.6%
1,030,000	Discovery Communications LLC, 3.625%, 5/15/2030	957,617
855,000	Discovery Communications LLC, 6.350%, 6/01/2040	626,561
1,443,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	1,277,055
540,000	Discovery Global Holdings, Inc., 5.050%, 3/15/2042	360,256
1,230,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,134,158
272,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	207,876
562,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	510,354
745,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	771,890
980,000	OAK-Eagle Acquireco, Inc., 8.750%, 7/01/2034(a)	1,025,954
267,000	Paramount Global, 4.200%, 5/19/2032	228,892
509,000	Paramount Global, 4.950%, 1/15/2031	471,494
454,000	Paramount Global, 7.875%, 7/30/2030	473,942
1,895,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,383,350
		9,429,399
	Metals & Mining — 1.9%
60,000	Commercial Metals Co., 3.875%, 2/15/2031	55,254
1,105,000	Commercial Metals Co., 4.125%, 1/15/2030	1,052,742
820,000	Commercial Metals Co., 4.375%, 3/15/2032	758,222
276,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	273,098
390,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	384,480
434,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	410,063
570,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	314,976
1,595,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	1,652,616
		4,901,451
	Midstream — 6.1%
1,996,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(a)	1,966,922
1,655,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,614,026
Principal Amount	Description	Value (†)

	Midstream — continued
$250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	$262,366
1,295,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,356,375
1,315,000	Sunoco LP, 5.375%, 7/15/2031(a)	1,304,435
806,000	Sunoco LP, 5.625%, 3/15/2031(a)	802,303
460,000	Sunoco LP, 7.250%, 5/01/2032(a)	475,948
1,905,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	1,897,468
171,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	175,861
1,798,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,874,315
88,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	91,604
1,205,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,276,278
1,801,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,979,666
635,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	711,694
		15,789,261
	Non-Agency Commercial Mortgage-Backed Securities — 0.4%
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	130,324
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.371%, 6/10/2047(a)(c)(g)	55,224
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 3.892%, 8/15/2046(c)	703,666
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.280%, 10/15/2030(a)(c)(g)	36,813
179,770	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(c)	107,859
		1,033,886
	Oil Field Services — 1.9%
603,000	Oceaneering International, Inc., 6.000%, 2/01/2028	605,452
285,000	Oceaneering International, Inc., 6.000%, 2/01/2028	286,159
357,000	Transocean International Ltd., 8.750%, 2/15/2030(a)	371,349
1,989,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	2,000,855
1,613,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,648,113
		4,911,928
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Packaging — 1.5%
$840,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	$798,903
3,152,000	Ball Corp., 5.500%, 9/15/2033	3,153,809
		3,952,712
	Pharmaceuticals — 2.4%
1,940,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,776,478
572,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	583,462
5,106,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,784,981
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	205,268
		6,350,189
	Property & Casualty Insurance — 5.1%
1,581,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	1,492,210
1,855,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,821,513
1,210,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,220,300
3,390,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,429,721
2,020,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,030,240
609,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/2032(a)	570,602
1,045,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	656,553
1,382,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,386,642
628,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	620,693
		13,228,474
	Refining — 0.8%
1,060,000	CVR Energy, Inc., 7.875%, 2/15/2034(a)	1,063,715
1,056,000	PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/2030(a)	1,131,988
		2,195,703
	Restaurants — 2.0%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	233,896
360,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	351,893
1,160,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,090,313
1,930,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,902,964
Principal Amount	Description	Value (†)

	Restaurants — continued
$575,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	$584,295
1,005,000	Yum! Brands, Inc., 3.625%, 3/15/2031	928,392
		5,091,753
	Retailers — 2.2%
1,935,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,776,407
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	437,762
200,000	Michaels Cos., Inc., 8.500%, 3/15/2033(a)	194,699
570,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	529,667
2,195,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	2,205,690
608,000	Wayfair LLC, 7.750%, 9/15/2030(a)	633,011
		5,777,236
	Technology — 8.0%
820,000	CACI International, Inc., 6.375%, 6/15/2033(a)	834,699
45,000	Entegris, Inc., 3.625%, 5/01/2029(a)	42,771
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	354,077
1,285,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,260,869
915,000	Fair Isaac Corp., 6.250%, 9/15/2034(a)	899,932
891,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	897,051
518,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	405,969
1,923,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	1,869,029
347,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	345,039
1,892,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,897,256
695,000	Open Text Corp., 3.875%, 2/15/2028(a)	669,190
496,000	Open Text Corp., 3.875%, 12/01/2029(a)	443,253
1,530,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,367,098
120,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	102,407
1,110,000	Oracle Corp., 6.700%, 2/04/2056	1,030,195
932,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(a)	953,737
1,207,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,177,879
445,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	430,690
175,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	163,572
95,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	94,903
820,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	833,481
30,600	Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/01/2032(a)	34,079
256,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	247,030
1,488,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,380,150
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	$320,372
674,000	UKG, Inc., 6.875%, 2/01/2031(a)	658,711
362,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	382,518
1,848,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,742,418
		20,838,375
	Wirelines — 0.5%
1,305,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,259,173
	Total Non-Convertible Bonds (Identified Cost $213,536,296)	204,747,970

Convertible Bonds — 2.2%
	Cable Satellite — 0.5%
355,126	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	1,268,545
	Consumer Cyclical Services — 0.2%
115,000	Compass, Inc., 0.250%, 4/15/2031(a)	96,255
136,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	123,896
105,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	98,745
107,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	128,667
		447,563
	Diversified Manufacturing — 0.1%
75,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	180,285
91,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	96,897
63,000	Itron, Inc., 1.375%, 7/15/2030	63,315
		340,497
	Electric — 0.1%
66,000	Evergy, Inc., 4.500%, 12/15/2027	89,034
124,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	142,972
95,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	108,775
		340,781
	Environmental — 0.0%
72,000	Tetra Tech, Inc., 2.250%, 8/15/2028	75,269
	Financial Other — 0.2%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028(e)	333
485,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	426,072
74,870	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	187
93,592	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	94
Principal Amount	Description	Value (†)

	Financial Other — continued
$149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	$75
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	30
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	56
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	19
353,123	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	35
740,290	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	14,436
435,268	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	68,655
321,645	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	81,408
233,380	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,370
45,712	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	178
		592,948
	Food & Beverage — 0.0%
82,000	Post Holdings, Inc., 2.500%, 8/15/2027	88,765
	Industrial Other — 0.1%
70,000	Fluor Corp., 1.125%, 8/15/2029	86,205
46,000	Granite Construction, Inc., 3.750%, 5/15/2028	120,635
		206,840
	Leisure — 0.1%
102,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	105,853
	Metals & Mining — 0.1%
72,000	B2Gold Corp., 2.750%, 2/01/2030(a)	116,172
	Midstream — 0.0%
74,000	UGI Corp., 5.000%, 6/01/2028	103,711
	Pharmaceuticals — 0.1%
103,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	106,564
79,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	77,934
71,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	85,874
58,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	57,565
		327,937
	Retailers — 0.1%
108,000	Burlington Stores, Inc., 1.250%, 12/15/2027	178,200
35,000	Freshpet, Inc., 3.000%, 4/01/2028	40,194
		218,394
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Technology — 0.6%
$41,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	$46,484
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	102,680
82,000	Guidewire Software, Inc., 1.250%, 11/01/2029	81,641
33,000	InterDigital, Inc., 3.500%, 6/01/2027	128,782
45,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	173,229
64,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	62,432
50,000	MKS, Inc., 1.250%, 6/01/2030	82,600
113,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	173,899
99,000	Nutanix, Inc., 0.500%, 12/15/2029	89,249
149,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	128,214
35,000	Seagate HDD Cayman, 3.500%, 6/01/2028	166,152
111,000	Snowflake, Inc., Zero Coupon, 10/01/2029	135,820
91,000	Wolfspeed, Inc., 2.500%, 6/15/2031	129,789
54,000	Wolfspeed, Inc., 2.500%, 6/15/2031(a)	77,018
		1,577,989
	Total Convertible Bonds (Identified Cost $6,201,379)	5,811,264
	Total Bonds and Notes (Identified Cost $219,737,675)	210,559,234

Senior Loans — 6.9%
	Automotive — 0.0%
93,264	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(d)(f)(h)	121
134,936	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 10.786%, 3/30/2027(f)(h)	176
91,573	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(c)(d)(h)	21,062
261,692	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(c)(d)(h)	175
		21,534
	Consumer Cyclical Services — 1.1%
1,592,588	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.448%, 10/31/2031(c)(h)	1,481,107
1,359,653	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.418%, 3/15/2030(c)	1,335,016
		2,816,123
	Healthcare — 1.6%
1,674,289	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(c)(h)	1,676,382
22,538	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(i)	22,578
Principal Amount	Description	Value (†)

	Healthcare — continued
$37,395	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 5.788%, 10/23/2031(c)(h)	$37,461
459,206	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.168%, 10/23/2031(c)(h)	460,009
682,342	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.450%, 12/12/2028(c)(h)	678,077
174,342	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 1.750%, 12/30/2032(i)	173,688
1,150,658	U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD SOFR + 3.500%, 7.167%, 12/30/2032(c)(h)	1,146,343
		4,194,538
	Industrial Other — 0.1%
390,000	Fluid Flow Products, Inc., 2026 Term Loan B, 3/04/2033(j)	389,513
	Media Entertainment — 0.3%
660,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(j)	655,875
	Metals & Mining — 0.3%
327,119	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(i)	308,925
572,458	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.670%, 12/21/2029(c)(h)	540,618
		849,543
	Paper — 0.8%
2,055,000	Mativ Holdings, Inc., 2026 Term Loan B, 4/04/2033(j)	1,972,800
	Property & Casualty Insurance — 0.4%
330,357	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(c)(h)	322,306
82,323	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.018%, 8/19/2028(c)(h)	82,205
567,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.450%, 5/06/2032(c)(h)	560,821
		965,332
	Supermarkets — 0.3%
895,868	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.152%, 12/13/2028(c)(h)	896,988
	Technology — 2.0%
687,000	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(j)	674,977
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$213,920	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(c)	$204,321
830,000	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.898%, 10/09/2032(c)(h)	763,085
1,973,000	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.661%, 2/04/2033(c)(h)	1,863,933
291,421	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.571%, 4/28/2028(c)(h)	238,237
364,132	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.950%, 10/26/2030(c)(h)	274,341
1,175,000	Vantor Holdings, Inc., 1st Lien Term Loan, 3 mo. USD SOFR + 4.500%, 8.170%, 3/03/2033(c)(h)	1,150,031
		5,168,925
	Total Senior Loans (Identified Cost $18,781,386)	17,931,171

Equity-Linked Notes — 4.8%
262,837	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	266,554
273,495	Barclays Bank PLC, (Hilton Worldwide Holdings, Inc.), 10.690%, 10/20/2026(a)	278,207
412,847	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	425,994
268,379	Barclays Bank PLC, (Cheniere Energy, Inc.), 12.000%, 1/28/2027(a)	277,682
400,376	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	386,398
269,028	Barclays Bank PLC, (AutoZone, Inc.), 12.310%, 12/18/2026(a)	245,233
267,438	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	256,811
260,871	Barclays Bank PLC, (Amazon.com, Inc.), 15.250%, 3/25/2027(a)	258,405
267,078	Barclays Bank PLC, (Palo Alto Networks, Inc.), 15.350%, 2/11/2027(a)	243,328
132,604	Barclays Bank PLC, (Dollar General Corp.), 16.150%, 3/11/2027(a)	114,095
403,419	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	295,521
265,706	Barclays Bank PLC, (Microsoft Corp.), 18.340%, 5/28/2026(a)	212,596
316,735	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	329,859
396,750	Barclays Bank PLC, (Arista Networks, Inc.), 21.330%, 3/04/2027(a)	379,755
397,585	Barclays Bank PLC, (Estee Lauder Companies, Inc.), 22.940%, 9/10/2026(a)	301,906
Principal Amount	Description	Value (†)

$271,558	BNP Paribas Issuance BV, (Kroger Co.), 11.370%, 10/06/2026(a)	$273,402
408,396	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	359,412
270,740	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	280,459
263,767	BNP Paribas Issuance BV, (Walt Disney Co.), 12.410%, 1/21/2027(a)	238,834
262,061	BNP Paribas Issuance BV, (Eaton Corp. PLC), 13.580%, 1/14/2027(a)	261,755
264,994	BNP Paribas Issuance BV, (McKesson Corp.), 15.650%, 6/17/2026(a)	267,850
408,276	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	366,153
266,589	Citigroup Global Markets Holdings, Inc., (Home Depot, Inc.), 13.340%, 8/06/2026(a)	242,184
264,861	Citigroup Global Markets Holdings, Inc., (EOG Resources, Inc.), 14.010%, 2/18/2027(a)	277,688
395,094	Citigroup Global Markets Holdings, Inc., (United Rentals, Inc.), 15.650%, 2/25/2027(a)	348,771
133,311	Citigroup Global Markets Holdings, Inc., (Ebay, Inc.), 17.290%, 9/17/2026(a)	128,035
265,483	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 17.870%, 10/15/2026(a)	259,887
264,872	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	236,757
266,061	Citigroup Global Markets Holdings, Inc., (Palo Alto Networks, Inc.), 18.370%, 7/01/2026(a)	230,284
271,387	Citigroup Global Markets Holdings, Inc., (Vistra Corp.), 21.690%, 11/17/2026(a)	242,437
214,119	Citigroup Global Markets Holdings, Inc., (AngloGold Ashanti PLC), 24.180%, 2/04/2027(a)	212,191
214,811	Citigroup Global Markets Holdings, Inc., (Coinbase Global, Inc.), 25.010%, 1/07/2027(a)	161,557
398,624	Citigroup Global Markets Holdings, Inc., (Dollar Tree, Inc.), 25.610%, 9/24/2026(a)	382,807
410,857	GS Finance Corp., MTN, (GE Vernova, Inc.), 18.830%, 11/04/2026(a)	426,911
409,044	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	335,126
408,897	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	417,505
262,285	JPMorgan Chase Bank NA, (Visa Inc.), 13.440%, 10/01/2026(a)	262,285
403,138	JPMorgan Chase Bank NA, (Netflix, Inc.), 15.650%, 7/14/2026(a)	340,812
388,927	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	402,866
267,137	JPMorgan Chase Bank NA, (NVIDIA Corp.), 17.210%, 12/02/2026(a)	256,286
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount	Description	Value (†)

$401,931	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	$416,684
212,119	Nomura America Finance LLC, (ServiceNow, Inc.), 20.200%, 3/18/2027(a)	194,857
403,494	UBS AG, (ResMed, Inc.), 12.250%, 11/18/2026(a)	351,674
	Total Equity-Linked Notes (Identified Cost $13,267,981)	12,447,813

Shares
Common Stocks— 1.8%
	Aerospace & Defense — 0.1%
275	General Electric Co.	78,037
204	Howmet Aerospace, Inc.	47,014
		125,051
	Air Freight & Logistics — 0.0%
402	United Parcel Service, Inc., Class B	39,549
	Banks — 0.1%
665	Citigroup, Inc.	75,418
438	PNC Financial Services Group, Inc.	91,143
1,995	U.S. Bancorp	103,760
		270,321
	Biotechnology — 0.3%
361	AbbVie, Inc.	78,514
11,000	BioMarin Pharmaceutical, Inc.(g)	621,390
644	Gilead Sciences, Inc.	89,754
		789,658
	Capital Markets — 0.1%
199	CME Group, Inc.	58,775
202	Moody's Corp.	88,122
809	Morgan Stanley	133,137
		280,034
	Chemicals — 0.0%
1,367	Corteva, Inc.	114,432
	Consumer Staples Distribution & Retail — 0.0%
99	Costco Wholesale Corp.	98,647
	Containers & Packaging — 0.0%
184	Packaging Corp. of America	39,048
	Diversified Telecommunication Services — 0.0%
3,472	Comcast Corp., Class A	99,681
	Electric Utilities — 0.1%
835	Duke Energy Corp.	109,335
406	NRG Energy, Inc.	59,333
		168,668
	Electrical Equipment — 0.0%
572	Emerson Electric Co.	74,943
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 0.0%
615	Amphenol Corp., Class A	$77,705
	Financial Services — 0.0%
233	Mastercard, Inc., Class A	116,421
	Health Care Providers & Services — 0.0%
119	Cencora, Inc.	37,383
64	Elevance Health, Inc.	18,736
106	UnitedHealth Group, Inc.	28,682
		84,801
	Hotels, Restaurants & Leisure — 0.1%
22	Booking Holdings, Inc.	92,627
443	Royal Caribbean Cruises Ltd.	121,905
		214,532
	Household Durables — 0.0%
373	Garmin Ltd.	86,540
	Household Products — 0.1%
787	Colgate-Palmolive Co.	67,076
795	Kimberly-Clark Corp.	76,694
549	Procter & Gamble Co.	79,297
		223,067
	Interactive Media & Services — 0.1%
518	Alphabet, Inc., Class A	148,956
	Media — 0.1%
110,256	Optimum Communications, Inc., Class A(g)	143,333
	Metals & Mining — 0.0%
2,578	Kinross Gold Corp.	78,681
	Oil, Gas & Consumable Fuels — 0.1%
825	Exxon Mobil Corp.	139,969
869	Williams Cos., Inc.	63,246
		203,215
	Pharmaceuticals — 0.1%
2,277	Bristol-Myers Squibb Co.	138,100
1,025	Merck & Co., Inc.	123,297
		261,397
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(g)	377
92,807	Kaisa Group Holdings Ltd.(g)	1,053
37,187	Sunac China Holdings Ltd.(g)	5,052
131,930	Times China Holdings Ltd.(g)	1,247
100,123	Yuzhou Group Holdings Co. Ltd.(g)	2,030
		9,759
	Retail REITs — 0.0%
544	Simon Property Group, Inc.	101,472
	Semiconductors & Semiconductor Equipment — 0.2%
59	ASML Holding NV	77,929
420	Broadcom, Inc.	129,994
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
364	Lam Research Corp.	$77,772
239	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80,770
4,231	Wolfspeed, Inc.(g)	69,050
		435,515
	Software — 0.1%
348	Microsoft Corp.	128,819
420	Salesforce, Inc.	78,402
472	SAP SE, ADR	80,811
		288,032
	Specialty Retail — 0.1%
835	TJX Cos., Inc.	133,350
	Technology Hardware, Storage & Peripherals — 0.1%
511	Apple, Inc.	129,687
	Total Common Stocks (Identified Cost $6,898,048)	4,836,495

Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
2,950	Boeing Co., 6.000%	191,396
	Brokerage — 0.0%
550	Apollo Global Management, Inc., 6.750%	32,153
	Chemicals — 0.0%
600	Albemarle Corp., 7.250%	43,110
	Electric — 0.0%
3,138	PG&E Corp., Series A, 6.000%	134,903
	Technology — 0.1%
3,900	Oracle Corp., Series D, 6.500%	175,539
	Total Convertible Preferred Stocks (Identified Cost $590,790)	577,101

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.2%
21,265	Hovnanian Enterprises, Inc., 7.625% (Identified Cost $32,216)	435,932
	Total Preferred Stocks (Identified Cost $623,006)	1,013,033

Other Investments — 0.0%
	Professional Services — 0.0%
1,146,248	CFLD Cayman Trust Units(g)(k) (Identified Cost $5,528)	5,807

Principal Amount	Description	Value (†)
Short-Term Investments — 6.3%
$8,454,707	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $8,455,212 on 4/01/2026 collateralized by $9,037,300 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $8,623,874 including accrued interest (Note 2 of Notes to Financial Statements)	$8,454,707
3,296,000	U.S. Treasury Bills, 3.511%–3.526%, 4/07/2026(l)(m)(n)	3,294,014
4,617,000	U.S. Treasury Bills, 3.613%–3.621%, 6/18/2026(m)(n)	4,581,018
	Total Short-Term Investments (Identified Cost $16,329,574)	16,329,739
	Total Investments — 100.8% (Identified Cost $275,643,198)	263,123,292
	Other assets less liabilities — (0.8)%	(1,988,105)
	Net Assets — 100.0%	$261,135,187

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $183,864,371 or 70.4% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Add Hero Holdings Ltd.	9/28/2021-4/03/2024	$175,579	$5,479	Less than 0.1%
Add Hero Holdings Ltd.	9/28/2021-4/03/2024	146,161	1,423	Less than 0.1%
Add Hero Holdings Ltd.	9/28/2021-4/03/2024	182,673	1,358	Less than 0.1%
China Aoyuan Group Ltd.	9/28/2021-4/12/2024	2,666	493	Less than 0.1%
China Aoyuan Group Ltd.	9/28/2021-4/19/2024	794	333	Less than 0.1%
China Aoyuan Group Ltd.	9/28/2021-9/30/2024	54,744	202	Less than 0.1%
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Institutional High Income Fund (continued)
	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/16/2026	$233,323	$8,339	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	225,297	7,444	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	196,317	5,802	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/07/2026	21,610	4,896	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/09/2026	108,684	2,586	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/21/2021-1/16/2026	38,679	219	Less than 0.1%

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(j)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	145	$30,298,466	$30,079,570	$(218,896)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	45	4,930,652	4,868,086	(62,566)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	20	2,318,678	2,270,313	(48,365)
Total					$(329,827)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2026	32	$3,763,898	$3,644,000	$119,898
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	3	361,810	349,688	12,122
Total					$132,020
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$483,136,550	$334,545,456	$111,267,501
Net unrealized depreciation	(12,318,196)	(13,871,188)	(5,177,890)
Investments at value	470,818,354	320,674,268	106,089,611
Cash	122,590	288	6,206
Due from brokers (Note 2)	—	300,000	75,000
Foreign currency at value (identified cost $6,450, $3,776,963 and $0, respectively)	6,440	3,801,524	—
Receivable for Fund shares sold	—	453,001	285,479
Receivable from investment adviser (Note 6)	—	—	11,384
Receivable for securities sold	577,154	2,769,155	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	130,000	—
Dividends and interest receivable	5,287,086	3,329,568	356,557
Unrealized appreciation on forward foreign currency contracts (Note 2)	4,293	374,919	—
Tax reclaims receivable	—	331	—
Receivable for variation margin on futures contracts (Note 2)	283,339	—	—
Prepaid expenses	691	691	691
TOTAL ASSETS	477,099,947	331,833,745	106,824,928
LIABILITIES
Options written, at value (premiums received $110,996, $0 and $0, respectively) (Note 2)	274,805	—	—
Payable for securities purchased	5,364,224	4,455,994	—
Payable for Fund shares redeemed	—	318,619	196,257
Payable for variation margin on futures contracts (Note 2)	—	37,796	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	231,662	—
Due to brokers (Note 2)	—	130,000	—
Management fees payable (Note 6)	199,990	120,251	—
Deferred Trustees’ fees (Note 6)	310,032	431,552	154,233
Administrative fees payable (Note 6)	17,066	11,950	3,637
Payable to distributor (Note 6d)	—	2,608	1,152
Audit and tax services fees payable	38,110	36,875	31,568
Other accounts payable and accrued expenses	53,800	72,357	43,416
TOTAL LIABILITIES	6,258,027	5,849,664	430,263
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$470,841,920	$325,984,081	$106,394,665
NET ASSETS CONSIST OF:
Paid-in capital	$499,762,803	$408,465,185	$161,444,651
Accumulated loss	(28,920,883)	(82,481,104)	(55,049,986)
NET ASSETS	$470,841,920	$325,984,081	$106,394,665
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$470,841,920	$165,929,285	$51,982,825
Shares of beneficial interest	39,638,247	10,861,303	5,398,514
Net asset value, offering and redemption price per share	$11.88	$15.28	$9.63
Retail Class shares:
Net assets	$—	$64,615,767	$30,472,583
Shares of beneficial interest	—	4,347,884	3,171,671
Net asset value, offering and redemption price per share	$—	$14.86	$9.61
Class N shares:
Net assets	$—	$95,439,029	$23,939,257
Shares of beneficial interest	—	6,219,834	2,483,105
Net asset value, offering and redemption price per share	$—	$15.34	$9.64

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
45 |

Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)

Institutional High Income Fund
ASSETS
Investments at cost	$275,643,198
Net unrealized depreciation	(12,519,906)
Investments at value	263,123,292
Cash	37,188
Foreign currency at value (identified cost $9,597)	9,489
Receivable for securities sold	1,644,805
Dividends and interest receivable	3,954,900
Receivable for variation margin on futures contracts (Note 2)	10,899
Prepaid expenses	691
TOTAL ASSETS	268,781,264
LIABILITIES
Payable for securities purchased	6,676,780
Unfunded loan commitments (Note 2)	523,999
Management fees payable (Note 6)	126,960
Deferred Trustees’ fees (Note 6)	232,163
Administrative fees payable (Note 6)	9,505
Payable to distributor (Note 6d)	582
Audit and tax services fees payable	35,601
Other accounts payable and accrued expenses	40,487
TOTAL LIABILITIES	7,646,077
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$261,135,187
NET ASSETS CONSIST OF:
Paid-in capital	$307,137,273
Accumulated loss	(46,002,086)
NET ASSETS	$261,135,187
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$261,135,187
Shares of beneficial interest	45,835,397
Net asset value, offering and redemption price per share	$5.70

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 46

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$14,369,659	$6,709,890	$1,476,253
Dividends	19,285	—	—
Less net foreign taxes withheld	—	(4,241)	—
	14,388,944	6,705,649	1,476,253
Expenses
Management fees (Note 6)	1,165,791	869,025	124,472
Service and distribution fees (Note 6)	—	82,545	37,939
Administrative fees (Note 6)	98,571	70,650	21,050
Trustees' fees and expenses (Note 6)	28,058	30,071	16,990
Transfer agent fees and expenses (Notes 6, 7 and 8)	7,893	134,686	49,058
Audit and tax services fees	33,144	31,882	26,891
Custodian fees and expenses	51,358	30,596	7,911
Legal fees	7,612	5,456	1,614
Registration fees	18,377	41,050	46,919
Shareholder reporting expenses	7,803	34,203	22,172
Miscellaneous expenses	30,421	31,114	26,054
Total expenses	1,449,028	1,361,278	381,070
Less waiver and/or expense reimbursement (Note 6)	—	(178,469)	(145,939)
Less expense offset (Note 8)	(176)	(4,586)	(1,154)
Net expenses	1,448,852	1,178,223	233,977
Net investment income	12,940,092	5,527,426	1,242,276
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(505,355)	1,046,226	(1,503,364)
Futures contracts	(830,232)	(97,655)	—
Options written	1,486,926	—	—
Forward foreign currency contracts (Note 2d)	23,907	(1,221,036)	—
Foreign currency transactions (Note 2c)	(34,050)	(62,550)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(8,725,497)	(9,954,929)	474,285
Futures contracts	(1,123,815)	(168,464)	—
Options written	(162,730)	—	—
Forward foreign currency contracts (Note 2d)	7,534	493,027	—
Foreign currency translations (Note 2c)	(11,216)	5,402	—
Net realized and unrealized loss on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions	(9,874,528)	(9,959,979)	(1,029,079)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,065,564	$(4,432,553)	$213,197
See accompanying notes to financial statements.
47 |

Statements of Operations (continued)
For the Six Months Ended March 31, 2026 (Unaudited)

Institutional High Income Fund
INVESTMENT INCOME
Interest	$10,494,504
Dividends	97,003
Less net foreign taxes withheld	(127)
10,591,380
Expenses
Management fees (Note 6)	766,170
Administrative fees (Note 6)	55,845
Trustees' fees and expenses (Note 6)	22,205
Transfer agent fees and expenses (Notes 6, 7 and 8)	32,348
Audit and tax services fees	30,685
Custodian fees and expenses	28,115
Legal fees	4,199
Registration fees	19,998
Shareholder reporting expenses	10,234
Miscellaneous expenses	28,519
Total expenses	998,318
Less waiver and/or expense reimbursement (Note 6)	(33,819)
Less expense offset (Note 8)	(181)
Net expenses	964,318
Net investment income	9,627,062
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(6,946,855)
Futures contracts	(127,629)
Forward foreign currency contracts (Note 2d)	6,704
Foreign currency transactions (Note 2c)	1,204
Net change in unrealized appreciation (depreciation) on:
Investments	(667,323)
Futures contracts	(118,950)
Forward foreign currency contracts (Note 2d)	1,360
Foreign currency translations (Note 2c)	254
Net realized and unrealized loss on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(7,851,235)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,775,827
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income	$12,940,092	$23,158,761	$5,527,426	$10,774,519
Net realized gain (loss) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	141,196	(5,112,843)	(335,015)	(7,234,772)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency translations	(10,015,724)	7,806,282	(9,624,964)	2,755,513
Net increase (decrease) in net assets resulting from operations	3,065,564	25,852,200	(4,432,553)	6,295,260
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(21,079,966)	(23,597,904)	(186,478)	—
Class N	—	—	(150,208)	—
Total distributions	(21,079,966)	(23,597,904)	(336,686)	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	30,425,100	(3,774,730)	(5,979,241)	(40,340,973)
Net increase (decrease) in net assets	12,410,698	(1,520,434)	(10,748,480)	(34,045,713)
NET ASSETS
Beginning of the period	458,431,222	459,951,656	336,732,561	370,778,274
End of the period	$470,841,920	$458,431,222	$325,984,081	$336,732,561
See accompanying notes to financial statements.
49 |

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income	$1,242,276	$3,264,858	$9,627,062	$18,463,522
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,503,364)	(4,003,223)	(7,066,576)	(505,693)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	474,285	3,916,915	(784,659)	4,798,049
Net increase in net assets resulting from operations	213,197	3,178,550	1,775,827	22,755,878
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(745,153)	(2,440,747)	(14,534,242)	(23,359,905)
Retail Class	(368,169)	(1,115,968)	—	—
Class N	(188,222)	(640,732)	—	—
Total distributions	(1,301,544)	(4,197,447)	(14,534,242)	(23,359,905)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	7,867,511	(7,457,103)	2,019,352	(61,379,049)
Net increase (decrease) in net assets	6,779,164	(8,476,000)	(10,739,063)	(61,983,076)
NET ASSETS
Beginning of the period	99,615,501	108,091,501	271,874,250	333,857,326
End of the period	$106,394,665	$99,615,501	$261,135,187	$271,874,250
See accompanying notes to financial statements.
| 50

Financial Highlights
For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$12.35	$12.31	$11.18	$10.99	$13.52	$13.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.63	0.59	0.46	0.33	0.44
Net realized and unrealized gain (loss)	(0.25)	0.07	1.05	(0.10)	(2.06)	0.73
Total from Investment Operations	0.09	0.70	1.64	0.36	(1.73)	1.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.66)	(0.51)	(0.11)	(0.29)	(0.64)
Net realized capital gains	—	—	—	(0.06)	(0.51)	(0.18)
Total Distributions	(0.56)	(0.66)	(0.51)	(0.17)	(0.80)	(0.82)
Net asset value, end of the period	$11.88	$12.35	$12.31	$11.18	$10.99	$13.52
Total return	0.72%(b)	6.13%	15.00%	3.26%	(13.63)%	9.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$470,842	$458,431	$459,952	$423,522	$399,698	$511,058
Net expenses	0.62%(c)	0.62%	0.61%	0.61%	0.58%	0.59%
Gross expenses	0.62%(c)	0.62%	0.61%	0.61%	0.58%	0.59%
Net investment income	5.55%(c)	5.29%	5.14%	4.06%	2.66%	3.27%
Portfolio turnover rate	30%	74%	63%	35%	36%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$15.50	$15.12	$13.47	$13.22	$17.62	$18.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.48	0.41	0.33	0.25	0.27
Net realized and unrealized gain (loss)	(0.46)	(0.10)	1.24	(0.08)(b)	(3.93)	(0.07)
Total from Investment Operations	(0.20)	0.38	1.65	0.25	(3.68)	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—	—	—	(0.38)	(0.35)
Net realized capital gains	—	—	—	—	(0.34)	(0.56)
Total Distributions	(0.02)	—	—	—	(0.72)	(0.91)
Net asset value, end of the period	$15.28	$15.50	$15.12	$13.47	$13.22	$17.62
Total return(c)	(1.31)%(d)	2.51%	12.25%	1.89%	(21.73)%	0.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$165,929	$176,433	$192,728	$229,010	$258,963	$381,340
Net expenses(e)	0.67%(f)	0.68%(g)	0.69%	0.69%	0.70%(h)	0.69%
Gross expenses	0.80%(f)	0.79%	0.80%	0.78%	0.75%(h)	0.75%
Net investment income	3.34%(f)	3.25%	2.90%	2.35%	1.58%	1.47%
Portfolio turnover rate	43%	68%	63%	49%	103%(i)	267%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2026, the expense limit decreased from 0.69% to 0.67%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(i)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$15.08	$14.75	$13.17	$12.96	$17.29	$18.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.43	0.37	0.29	0.21	0.22
Net realized and unrealized gain (loss)	(0.45)	(0.10)	1.21	(0.08)(b)	(3.87)	(0.07)
Total from Investment Operations	(0.22)	0.33	1.58	0.21	(3.66)	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.33)	(0.30)
Net realized capital gains	—	—	—	—	(0.34)	(0.56)
Total Distributions	—	—	—	—	(0.67)	(0.86)
Net asset value, end of the period	$14.86	$15.08	$14.75	$13.17	$12.96	$17.29
Total return(c)	(1.46)%(d)	2.31%	11.92%	1.62%	(21.96)%	0.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$64,616	$64,352	$73,560	$103,003	$117,540	$171,318
Net expenses(e)	0.92%(f)	0.94%(g)	0.94%	0.94%	0.95%(h)	0.94%
Gross expenses	1.05%(f)	1.04%	1.05%	1.03%	1.00%(h)	1.00%
Net investment income	3.10%(f)	3.00%	2.65%	2.10%	1.33%	1.22%
Portfolio turnover rate	43%	68%	63%	49%	103%(i)	267%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2026, the expense limit decreased from 0.94% to 0.92%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(i)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund– Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$15.57	$15.18	$13.52	$13.26	$17.68	$18.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.49	0.42	0.33	0.26	0.27
Net realized and unrealized gain (loss)	(0.47)	(0.10)	1.24	(0.07)(b)	(3.95)	(0.07)
Total from Investment Operations	(0.21)	0.39	1.66	0.26	(3.69)	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—	—	—	(0.39)	(0.35)
Net realized capital gains	—	—	—	—	(0.34)	(0.56)
Total Distributions	(0.02)	—	—	—	(0.73)	(0.91)
Net asset value, end of the period	$15.34	$15.57	$15.18	$13.52	$13.26	$17.68
Total return(c)	(1.32)%(d)	2.57%	12.28%	1.96%	(21.73)%	0.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$95,439	$95,947	$104,490	$94,721	$137,544	$195,829
Net expenses(e)	0.62%(f)	0.64%(g)	0.64%	0.64%	0.65%(h)	0.64%
Gross expenses	0.69%(f)	0.69%	0.70%	0.68%	0.66%(h)	0.66%
Net investment income	3.39%(f)	3.31%	2.96%	2.39%	1.63%	1.51%
Portfolio turnover rate	43%	68%	63%	49%	103%(i)	267%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2026, the expense limit decreased from 0.64% to 0.62%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(i)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.74	$9.81	$9.24	$9.53	$11.94	$11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.32	0.28	0.27	0.66	0.44
Net realized and unrealized gain (loss)	(0.10)	0.02 (b)	0.62	(0.17)	(2.09)	0.18
Total from Investment Operations	0.02	0.34	0.90	0.10	(1.43)	0.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.41)	(0.33)	(0.39)	(0.84)	(0.46)
Net realized capital gains	—	—	—	—	(0.14)	—
Total Distributions	(0.13)	(0.41)	(0.33)	(0.39)	(0.98)	(0.46)
Net asset value, end of the period	$9.63	$9.74	$9.81	$9.24	$9.53	$11.94
Total return(c)	0.19%(d)	3.55%	9.87%	0.99%	(12.55)%	5.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$51,983	$58,581	$63,518	$93,240	$176,873	$217,863
Net expenses(e)	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.70%(f)	0.61%	0.64%	0.56%	0.49%	0.52%
Net investment income	2.56%(f)	3.27%	2.92%	2.73%	5.90%	3.65%
Portfolio turnover rate	53%	68%	40%	36%	107%	57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.72	$9.79	$9.22	$9.51	$11.92	$11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.29	0.26	0.26	0.62	0.45
Net realized and unrealized gain (loss)	(0.10)	0.02 (b)	0.62	(0.18)	(2.07)	0.14
Total from Investment Operations	0.01	0.31	0.88	0.08	(1.45)	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.38)	(0.31)	(0.37)	(0.82)	(0.44)
Net realized capital gains	—	—	—	—	(0.14)	—
Total Distributions	(0.12)	(0.38)	(0.31)	(0.37)	(0.96)	(0.44)
Net asset value, end of the period	$9.61	$9.72	$9.79	$9.22	$9.51	$11.92
Total return(c)	0.07%(d)	3.30%	9.62%	0.74%	(12.79)%	5.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$30,473	$29,486	$28,006	$29,500	$31,496	$33,949
Net expenses(e)	0.65%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.95%(f)	0.86%	0.89%	0.81%	0.74%	0.77%
Net investment income	2.29%(f)	3.04%	2.73%	2.67%	5.50%	3.76%
Portfolio turnover rate	53%	68%	40%	36%	107%	57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund– Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.75	$9.82	$9.25	$9.54	$11.95	$11.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.32	0.30	0.31	0.70	0.49
Net realized and unrealized gain (loss)	(0.11)	0.02 (b)	0.60	(0.20)	(2.12)	0.14
Total from Investment Operations	0.02	0.34	0.90	0.11	(1.42)	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.41)	(0.33)	(0.40)	(0.85)	(0.47)
Net realized capital gains	—	—	—	—	(0.14)	—
Total Distributions	(0.13)	(0.41)	(0.33)	(0.40)	(0.99)	(0.47)
Net asset value, end of the period	$9.64	$9.75	$9.82	$9.25	$9.54	$11.95
Total return(c)	0.22%(d)	3.59%	9.91%	1.05%	(12.49)%	5.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$23,939	$11,549	$16,568	$14,070	$12,523	$8,401
Net expenses(e)	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.62%(f)	0.52%	0.56%	0.47%	0.41%	0.46%
Net investment income	2.70%(f)	3.32%	3.11%	3.14%	6.26%	4.06%
Portfolio turnover rate	53%	68%	40%	36%	107%	57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$5.99	$5.94	$5.46	$5.31	$6.56	$5.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.37	0.38	0.33	0.28	0.26
Net realized and unrealized gain (loss)	(0.17)	0.11	0.44	0.08	(1.15)	0.63
Total from Investment Operations	0.04	0.48	0.82	0.41	(0.87)	0.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.43)	(0.34)	(0.26)	(0.23)	(0.32)
Net realized capital gains	—	—	—	—	(0.15)	—
Total Distributions	(0.33)	(0.43)	(0.34)	(0.26)	(0.38)	(0.32)
Net asset value, end of the period	$5.70	$5.99	$5.94	$5.46	$5.31	$6.56
Total return	0.69%(b)(c)	8.57%(b)	15.70%	7.88%	(14.06)%	15.16%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$261,135	$271,874	$333,857	$312,743	$312,065	$364,445
Net expenses	0.73%(d)(e)	0.73%(d)	0.72%	0.72%	0.69%	0.70%
Gross expenses	0.76%(e)	0.74%	0.72%	0.72%	0.69%	0.70%
Net investment income	7.29%(e)	6.49%	6.91%	6.12%	4.70%	4.07%
Portfolio turnover rate	47%	110%	90%	64%	65%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 58

Notes to Financial Statements
March 31, 2026 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Fixed Income Fund (“Fixed Income Fund”)
Loomis Sayles Global Bond Fund (“Global Bond Fund”)
Loomis Sayles Inflation Protected Securities Fund (“Inflation Protected Securities Fund”)
Loomis Sayles Institutional High Income Fund (“Institutional High Income Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.
Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund's prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing
59 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
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Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the
61 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. TBA closeout transactions are accounted for as seperate purchase and sale commitments and are presented on a gross basis in the Statements of Assets and Liabilities.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2026.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of
| 62

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Funds may file tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, convertible bond adjustments, return of capital distributions received, capital gain distributions received, perpetual bond adjustments, treasury inflation protected bonds, defaulted and/or non-income producing securities and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bond adjustments, capital gain distributions received, perpetual bond adjustments, return of capital distributions received, treasury inflation protected bonds, corporate actions, straddle loss deferral adjustments, futures contract mark-to-market and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$23,597,904	$ —	$23,597,904
Global Bond Fund	—	—	—
Inflation Protected Securities Fund	4,197,447	—	4,197,447
Institutional High Income Fund	23,359,905	—	23,359,905
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
63 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
As of September 30, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$(10,199,422)	$(8,990,100)	$ —
Long-term:
No expiration date	(20,803,766)	(59,819,328)	(36,219,384)	(31,683,602)
Total capital loss carryforward	$(20,803,766)	$(70,018,750)	$(45,209,484)	$(31,683,602)
Late-year ordinary and post-October capital loss deferrals*	$—	$(1,372,979)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

As of March 31, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$483,701,244	$335,127,363	$111,408,926	$275,998,874
Gross tax appreciation	$11,073,915	$4,842,813	$335,036	$5,061,239
Gross tax depreciation	(26,187,370)	(19,360,670)	(5,654,351)	(18,134,628)
Net tax depreciation	$(15,113,455)	$(14,517,857)	$(5,319,315)	$(13,073,389)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are
| 64

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
p. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
q. Due to/from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.
r. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
65 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2026, at value:
Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$419,134,426	$ —	$419,134,426
Senior Loans(a)	—	26,814,073	—	26,814,073
Collateralized Loan Obligations	—	9,003,358	—	9,003,358
Common Stocks
Real Estate Management & Development	3,174	7,639	—	10,813
All Other Common Stocks(a)	1,233,274	—	—	1,233,274
Total Common Stocks	1,236,448	7,639	—	1,244,087
Preferred Stocks(a)	444,326	—	—	444,326
Short-Term Investments	—	14,173,982	—	14,173,982
Purchased Options(a)	4,102	—	—	4,102
Total Investments	1,684,876	469,133,478	—	470,818,354
Forward Foreign Currency Contracts (unrealized appreciation)	—	4,293	—	4,293
Futures Contracts (unrealized appreciation)	3,155,144	—	—	3,155,144
Total	$4,840,020	$469,137,771	$ —	$473,977,791

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(274,805)	$ —	$ —	$(274,805)
Futures Contracts (unrealized depreciation)	(5,226,193)	—	—	(5,226,193)
Total	$(5,500,998)	$ —	$ —	$(5,500,998)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$316,115,314	$ —	$316,115,314
Short-Term Investments	—	4,558,954	—	4,558,954
Total Investments	—	320,674,268	—	320,674,268
Forward Foreign Currency Contracts (unrealized appreciation)	—	374,919	—	374,919
Futures Contracts (unrealized appreciation)	685,272	—	—	685,272
Total	$685,272	$321,049,187	$ —	$321,734,459

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(231,662)	$ —	$(231,662)
Futures Contracts (unrealized depreciation)	(893,291)	—	—	(893,291)
Total	$(893,291)	$(231,662)	$ —	$(1,124,953)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 66

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Inflation Protected Securities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$105,751,690	$ —	$105,751,690
Short-Term Investments	—	337,921	—	337,921
Total Investments	$—	$106,089,611	$—	$106,089,611

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$210,559,234	$ —	$210,559,234
Senior Loans(a)	—	17,931,171	—	17,931,171
Equity-Linked Notes	—	12,447,813	—	12,447,813
Common Stocks
Real Estate Management & Development	3,083	6,676	—	9,759
All Other Common Stocks(a)	4,826,736	—	—	4,826,736
Total Common Stocks	4,829,819	6,676	—	4,836,495
Preferred Stocks(a)	1,013,033	—	—	1,013,033
Other Investments
Professional Services	—	—	5,807	5,807
Short-Term Investments	—	16,329,739	—	16,329,739
Total Investments	5,842,852	257,274,633	5,807	263,123,292
Futures Contracts (unrealized appreciation)	132,020	—	—	132,020
Total	$5,974,872	$257,274,633	$5,807	$263,255,312

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(329,827)	$ —	$ —	$(329,827)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or March 31, 2026:
Institutional High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Other Investments
Professional Services	$5,636	$ —	$ —	$171	$ —	$ —	$ —	$ —	$5,807	$171
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and option contracts.
67 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2026, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased call options and written call options to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2026, the Funds used futures and option contracts to manage duration.
The following is a summary of derivative instruments for Fixed Income Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$ —	$4,293	$ —	$4,293
Exchange-traded asset derivatives
Interest rate contracts	4,102	—	3,155,144	3,159,246
Total asset derivatives	$4,102	$4,293	$3,155,144	$3,163,539

Liabilities	Options written at value	Unrealized depreciation on futures contracts[2]	Total
Exchange-traded liability derivatives
Interest rate contracts	$(274,805)	$(5,226,193)	$(5,500,998)

1	Represents purchased options, at value.
2
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(801,095)	$ —	$(830,232)	$1,486,926
Foreign exchange contracts	—	23,907	—	—
Total	$(801,095)	$23,907	$(830,232)	$1,486,926
| 68

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$12,265	$ —	$(1,123,815)	$(162,730)
Foreign exchange contracts	—	7,534	—	—
Total	$12,265	$7,534	$(1,123,815)	$(162,730)

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$374,919	$ —	$374,919
Exchange-traded asset derivatives
Interest rate contracts	—	685,272	685,272
Total asset derivatives	$374,919	$685,272	$1,060,191

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(231,662)	$ —	$(231,662)
Exchange-traded liability derivatives
Interest rate contracts	—	(893,291)	(893,291)
Total liability derivatives	$(231,662)	$(893,291)	$(1,124,953)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(97,655)
Foreign exchange contracts	(1,221,036)	—
Total	$(1,221,036)	$(97,655)
69 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(168,464)
Foreign exchange contracts	493,027	—
Total	$493,027	$(168,464)
The following is a summary of derivative instruments for Institutional High Income Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$132,020

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(329,827)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Institutional High Income Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(127,629)
Foreign exchange contracts	6,704	—
Total	$6,704	$(127,629)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(118,950)
Foreign exchange contracts	1,360	—
Total	$1,360	$(118,950)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 70

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The following is a summary of the Funds' derivative volume activity for the six months ended March 31, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Options purchased	Options written
Fixed Income Fund	$462,381,823	$1,245,967	$162,934,816	$236,796,043
Global Bond Fund	75,372,168	57,955,235	—	—
Institutional High Income Fund	36,258,503	296,691	—	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2026, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Fixed Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$4,293	$ —	$4,293	$ —	$4,293

Global Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$19,854	$(19,854)	$ —	$ —	$ —
Deutsche Bank AG	88,975	(82,534)	6,441	—	6,441
Goldman Sachs Bank USA	18,787	—	18,787	—	18,787
Royal Bank of Canada	23,955	(8,235)	15,720	—	15,720
UBS AG	223,348	(61,868)	161,480	(130,000)	31,480
	$374,919	$(172,491)	$202,428	$(130,000)	$72,428

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(70,473)	$19,854	$(50,619)	$ —	$(50,619)
Barclays Bank PLC	(497)	—	(497)	—	(497)
BNP Paribas SA	(2,915)	—	(2,915)	—	(2,915)
Deutsche Bank AG	(82,534)	82,534	—	—	—
HSBC Bank USA N.A.	(5,140)	—	(5,140)	—	(5,140)
71 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Royal Bank of Canada	$(8,235)	$8,235	$ —	$ —	$ —
UBS AG	(61,868)	61,868	—	—	—
	$(231,662)	$172,491	$(59,171)	$ —	$(59,171)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2026, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$44,915,414	$40,468,351	$123,188,958	$93,535,179
Global Bond Fund	21,933,689	32,539,513	117,518,535	107,208,422
Inflation Protected Securities Fund	46,872,677	33,717,260	13,451,097	18,831,776
Institutional High Income Fund	—	—	111,879,014	123,517,904
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Over $10 billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.52%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.58%	0.58%	0.58%	0.58%	0.58%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary
| 72

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
expenses such as litigation and indemnification expenses. These undertaking are in effect until January 31, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2026 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	— %	— %
Global Bond Fund	0.67%	0.92%	0.62%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.73%	— %	— %
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2026, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$1,165,791	$ —	$1,165,791	0.50%	0.50%
Global Bond Fund	869,025	178,469	690,556	0.52%	0.41%
Inflation Protected Securities Fund	124,472	124,472	—	0.25%	— %
Institutional High Income Fund	766,170	33,819	732,351	0.58%	0.55%

[1]	Management fee waivers are subject to possible recovery until September 30, 2027.
In addition, Loomis reimbursed non-class-specific expenses of Inflation Protected Securities Fund in the amount of $20,407, for the six months ended March 31, 2026, which is subject to possible recovery until September 30, 2027.
No expenses were recovered for any of the Funds during the six months ended March 31, 2026 under the terms of the expense limitation agreements.
b. Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
73 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
For the six months ended March 31, 2026, the distribution fees for each Fund were as follows:
Fund	Retail Class
Global Bond Fund	$82,545
Inflation Protected Securities Fund	37,939
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Fixed Income Fund	$98,571
Global Bond Fund	70,650
Inflation Protected Securities Fund	21,050
Institutional High Income Fund	55,845
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Bond Fund	$116,524
Inflation Protected Securities Fund	41,581
Institutional High Income Fund	25,915
As of March 31, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$2,608
Inflation Protected Securities Fund	1,152
Institutional High Income Fund	582
Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a
| 74

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of March 31, 2026, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Inflation Protected Securities Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.43%
Institutional High Income Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	8.75%
Loomis Sayles Non-Qualified Retirement Plans	11.14%
Loomis Sayles Employees	22.96%
42.85%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2027 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2026, Natixis Advisors reimbursed the Fund $1,060 for transfer agency expenses related to Class N shares.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2026, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$92,676	$35,517	$1,907
Inflation Protected Securities Fund	30,509	16,335	1,060
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
75 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2026, none of the Funds had borrowings under this agreement.
10.Risk. Certain Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of March 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	6	63.40%	—	63.40%
Global Bond Fund	2	18.86%	—	18.86%
Inflation Protected Securities Fund	2	23.07%	5.43%	28.50%
Institutional High Income Fund	3	17.42%	42.85%	60.27%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	993,617	$12,080,000	2,058,200	$25,196,146
Issued in connection with the reinvestment of distributions	1,743,483	20,817,183	2,030,491	23,310,032
Redeemed	(204,872)	(2,472,083)	(4,352,398)	(52,280,908)
Increase (decrease) from capital share transactions	2,532,228	$30,425,100	(263,707)	$(3,774,730)
| 76

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Global Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	909,628	$14,108,342	2,646,736	$39,494,063
Issued in connection with the reinvestment of distributions	11,786	182,209	—	—
Redeemed	(1,441,935)	(22,384,103)	(4,012,488)	(58,896,322)
Net change	(520,521)	$(8,093,552)	(1,365,752)	$(19,402,259)
Retail Class
Issued from the sale of shares	532,135	$8,024,731	932,906	$13,415,650
Redeemed	(451,047)	(6,822,737)	(1,654,404)	(23,933,879)
Net change	81,088	$1,201,994	(721,498)	$(10,518,229)
Class N
Issued from the sale of shares	613,995	$9,556,801	1,259,331	$18,847,887
Issued in connection with the reinvestment of distributions	8,499	131,906	—	—
Redeemed	(563,695)	(8,776,390)	(1,980,883)	(29,268,372)
Net change	58,799	$912,317	(721,552)	$(10,420,485)
Decrease from capital share transactions	(380,634)	$(5,979,241)	(2,808,802)	$(40,340,973)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Inflation Protected Securities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,055,261	$10,249,150	1,869,916	$18,110,920
Issued in connection with the reinvestment of distributions	76,256	734,236	250,154	2,409,992
Redeemed	(1,748,743)	(16,973,797)	(2,577,884)	(24,821,676)
Net change	(617,226)	$(5,990,411)	(457,814)	$(4,300,764)
Retail Class
Issued from the sale of shares	307,108	$2,980,387	471,997	$4,558,951
Issued in connection with the reinvestment of distributions	38,320	368,169	116,052	1,115,968
Redeemed	(208,257)	(2,023,150)	(413,808)	(3,986,010)
Net change	137,171	$1,325,406	174,241	$1,688,909
Class N
Issued from the sale of shares	1,491,730	$14,404,814	633,205	$6,114,467
Issued in connection with the reinvestment of distributions	19,530	188,222	66,492	640,732
Redeemed	(212,751)	(2,060,520)	(1,201,907)	(11,600,447)
Net change	1,298,509	$12,532,516	(502,210)	$(4,845,248)
Increase (decrease) from capital share transactions	818,454	$7,867,511	(785,783)	$(7,457,103)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Institutional High Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	399,175	$2,332,824	1,339,543	$7,722,084
Issued in connection with the reinvestment of distributions	1,765,754	10,029,483	2,455,189	13,699,955
Redeemed	(1,734,908)	(10,342,955)	(14,617,343)	(82,801,088)
Increase (decrease) from capital share transactions	430,021	$2,019,352	(10,822,611)	$(61,379,049)
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This Page Intentionally Left Blank

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information. Effective after the close of business on June 5, 2026, the telephone number will be 800-225-5478 and the website address will be www.im.natixis.com.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/27
M-LSFISA-0326

Loomis Sayles High Income Opportunities Fund
Loomis Sayles Securitized Asset Fund
Semi-annual Financial Statements and Other Important Information
March 31, 2026

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 84.0% of Net Assets

Non-Convertible Bonds — 81.9%
	ABS Car Loan — 0.0%
$135,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	$135,623
	ABS Home Equity — 0.0%
82,632	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.451%, 9/19/2045(b)(c)	42,771
	Aerospace & Defense — 1.4%
545,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	554,018
255,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	260,290
630,000	TransDigm, Inc., 4.625%, 1/15/2029	618,990
800,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	808,825
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,324,262
190,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	188,987
260,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	262,969
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	92,218
		4,110,559
	Automotive — 2.7%
210,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	200,328
1,081,000	American Axle & Manufacturing, Inc., 6.375%, 10/15/2032(a)	1,069,912
1,145,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	1,114,795
765,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(a)	750,732
756,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(a)	735,069
1,481,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	1,344,545
2,172,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,101,154
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	223,274
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	152,999
416,000	ZF North America Capital, Inc., 7.500%, 3/24/2031(a)	408,643
		8,101,451
	Banking — 0.7%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	335,292
1,810,000	Synchrony Financial, 7.250%, 2/02/2033	1,848,700
		2,183,992
Principal Amount	Description	Value (†)

	Brokerage — 1.4%
$770,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	$781,217
180,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	185,032
1,540,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,540,192
1,674,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	1,652,577
		4,159,018
	Building Materials — 0.4%
1,255,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,272,574
	Cable Satellite — 8.8%
3,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	3,121,796
1,135,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,125,682
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	591,752
1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	435,791
1,430,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,057,558
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	901,505
1,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	599,886
2,950,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,410,575
1,765,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,756,775
175,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	174,611
2,675,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,730,718
3,005,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,979,227
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	415,893
1,975,000	DISH DBS Corp., 7.750%, 7/01/2026	1,965,465
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	211,200
5,180,457	EchoStar Corp., 10.750%, 11/30/2029	5,596,193
		26,074,627
	Chemicals — 2.8%
2,038,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(a)	1,960,332
1,745,000	Ashland, Inc., 3.375%, 9/01/2031(a)	1,566,903
1,808,000	Chemours Co., 5.750%, 11/15/2028(a)	1,790,145
805,000	Hercules LLC, 6.500%, 6/30/2029	805,402
777,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(a)	762,043
1,445,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(a)	1,409,408
		8,294,233
	Construction Machinery — 0.7%
155,000	United Rentals North America, Inc., 3.750%, 1/15/2032	142,055
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Construction Machinery — continued
$1,440,000	United Rentals North America, Inc., 3.875%, 2/15/2031	$1,353,700
630,000	United Rentals North America, Inc., 4.000%, 7/15/2030	598,418
35,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	35,441
		2,129,614
	Consumer Cyclical Services — 0.9%
2,850,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,583,476
45,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	43,668
		2,627,144
	Diversified Manufacturing — 1.0%
770,000	Esab Corp., 6.250%, 4/15/2029(a)	781,472
2,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	2,211,386
		2,992,858
	Electric — 0.9%
135,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	133,658
1,435,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(a)	1,419,012
967,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	998,726
		2,551,396
	Environmental — 0.5%
446,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	440,524
500,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	486,061
305,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	296,741
230,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	238,010
		1,461,336
	Finance Companies — 2.1%
1,740,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,756,861
975,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,004,222
330,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	309,399
295,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	290,190
1,035,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,052,077
1,324,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,341,993
457,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	455,330
		6,210,072
	Financial Other — 0.9%
304,000	Burford Capital Global Finance LLC, 6.875%, 4/15/2030(a)	268,332
1,312,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	1,092,240
Principal Amount	Description	Value (†)

	Financial Other — continued
$1,015,000	Burford Capital Global Finance LLC, 8.500%, 1/15/2034(a)	$871,601
207,000	Burford Capital Global Finance LLC, 9.250%, 7/01/2031(a)	186,818
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	2,000
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	2,050
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	14,395
226,880	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	5,833
49,972	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	1,058
200,000	China Evergrande Group, 8.750%, 6/28/2025(e)	2,000
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,000
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	191,082
103,666	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(g)	2,073
173,546	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(g)	3,037
209,178	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(g)	3,138
315,150	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(g)	5,515
296,584	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(g)	3,707
70,912	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(g)	1,418
6,229	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(g)	203
72,130	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(g)	2,113
269,074	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(g)	7,400
63,207	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(g)(h)	158
68,178	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(g)(h)	1,952
119,014	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(g)(h)	3,695
159,244	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(g)(h)	4,379
223,931	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(g)(h)	5,618
81,204	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(g)(h)	6,293
		2,690,108
	Food & Beverage — 1.8%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	257,330
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$150,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	$142,807
1,305,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,212,283
390,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(a)	385,423
2,025,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,945,143
1,270,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(a)	1,256,683
		5,199,669
	Gaming — 0.8%
1,625,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,631,540
885,000	Penn Entertainment, Inc., 6.750%, 4/01/2031(a)	859,529
		2,491,069
	Health Care REITs — 0.2%
605,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032, (a)	613,356
	Health Insurance — 1.6%
1,365,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,220,351
1,681,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,460,152
535,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	518,731
1,525,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	1,499,236
		4,698,470
	Healthcare — 2.1%
290,000	Accendra Health, Inc., 6.625%, 4/01/2030(a)	137,910
1,080,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	1,013,249
745,000	DaVita, Inc., 3.750%, 2/15/2031(a)	683,125
180,000	DaVita, Inc., 4.625%, 6/01/2030(a)	173,073
604,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	529,143
910,000	Hologic, Inc., 3.250%, 2/15/2029(a)	908,419
85,000	Hologic, Inc., 4.625%, 2/01/2028(a)	84,872
890,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	858,274
727,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	737,083
1,113,000	TEAM Services Holding, Inc., 9.000%, 2/15/2033(a)	1,091,346
		6,216,494
	Home Construction — 2.0%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(b)(e)	—
Principal Amount	Description	Value (†)

	Home Construction — continued
$980,000	Mattamy Group Corp., 6.000%, 12/15/2033(a)	$920,275
1,295,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,280,187
345,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	345,891
3,345,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	3,347,927
		5,894,280
	Independent Energy — 4.3%
575,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	582,630
2,785,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,875,352
150,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	149,962
1,167,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	1,184,305
952,000	Crescent Energy Finance LLC, 7.875%, 4/15/2032(a)	972,618
150,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	144,010
35,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	34,980
1,038,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,038,976
420,000	Matador Resources Co., 6.500%, 4/15/2032(a)	424,574
1,677,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,743,820
597,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	624,944
710,000	SM Energy Co., 6.750%, 8/01/2029(a)	720,754
1,915,000	SM Energy Co., 8.625%, 11/01/2030(a)	2,020,490
168,000	SM Energy Co., 8.750%, 7/01/2031(a)	175,609
		12,693,024
	Industrial Other — 1.1%
495,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	477,546
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	368,872
717,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	724,498
1,879,000	TopBuild Corp., 5.625%, 1/31/2034(a)	1,839,112
		3,410,028
	Leisure — 1.0%
1,695,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,497,660
1,550,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	1,582,536
		3,080,196
	Life Insurance — 0.7%
2,175,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,966,787
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Lodging — 3.3%
$1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	$1,767,363
205,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	192,273
395,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	385,906
2,692,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,658,920
1,835,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,739,832
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	841,490
695,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	663,092
2,000	Travel & Leisure Co., 6.000%, 4/01/2027	2,010
624,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	615,888
1,100,000	Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033(a)	1,082,375
		9,949,149
	Media Entertainment — 3.5%
1,220,000	Discovery Communications LLC, 3.625%, 5/15/2030	1,134,265
530,000	Discovery Communications LLC, 6.350%, 6/01/2040	388,395
1,621,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	1,434,585
635,000	Discovery Global Holdings, Inc., 5.050%, 3/15/2042	423,634
1,572,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,449,510
264,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	201,762
382,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	307,191
304,000	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	275,941
845,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	875,500
1,100,000	OAK-Eagle Acquireco, Inc., 8.750%, 7/01/2034(a)	1,151,581
301,000	Paramount Global, 4.200%, 5/19/2032	258,039
573,000	Paramount Global, 4.950%, 1/15/2031	530,777
511,000	Paramount Global, 7.875%, 7/30/2030	533,446
1,920,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,401,600
		10,366,226
	Metals & Mining — 2.3%
441,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	436,938
370,000	Commercial Metals Co., 3.875%, 2/15/2031	340,734
925,000	Commercial Metals Co., 4.125%, 1/15/2030	881,255
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$880,000	Commercial Metals Co., 4.375%, 3/15/2032	$813,702
299,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	295,856
424,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	417,998
744,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	702,964
615,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	339,843
175,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	177,235
2,210,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,289,831
		6,696,356
	Midstream — 5.8%
1,899,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(a)	1,871,335
1,620,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,579,893
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	524,731
1,350,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,413,982
1,485,000	Sunoco LP, 5.375%, 7/15/2031(a)	1,473,070
884,000	Sunoco LP, 5.625%, 3/15/2031(a)	879,945
504,000	Sunoco LP, 7.250%, 5/01/2032(a)	521,473
2,596,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(d)	2,585,736
128,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	131,638
2,122,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	2,212,067
65,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	67,662
1,080,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,143,884
2,140,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,352,297
565,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	633,240
		17,390,953
	Non-Agency Commercial Mortgage-Backed Securities — 0.3%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.287%, 11/15/2031(a)(c)(f)	14,086
320,265	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.287%, 11/15/2031(a)(c)(f)	16,446
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	$627,925
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.371%, 6/10/2047(a)(c)(f)	22,090
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.280%, 10/15/2030(a)(c)(f)	22,862
91,798	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(c)	55,077
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	3,200
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	1,750
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(c)(f)	57,098
		820,534
	Oil Field Services — 1.8%
512,000	Oceaneering International, Inc., 6.000%, 2/01/2028	514,082
380,000	Oceaneering International, Inc., 6.000%, 2/01/2028	381,546
206,154	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	210,990
394,100	Transocean International Ltd., 8.750%, 2/15/2030(a)	409,940
2,132,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	2,144,707
1,729,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,766,639
		5,427,904
	Packaging — 1.7%
1,205,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,146,045
3,824,000	Ball Corp., 5.500%, 9/15/2033	3,826,195
		4,972,240
	Pharmaceuticals — 1.9%
2,080,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,904,677
679,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	692,606
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	401,822
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$2,427,696
300,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	307,902
		5,734,703
	Property & Casualty Insurance — 4.8%
1,093,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	1,031,617
2,400,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,356,674
1,180,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,190,044
3,621,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,663,427
2,230,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,241,305
677,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/2032(a)	634,315
1,030,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	647,129
1,473,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,477,948
980,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	968,597
		14,211,056
	Refining — 0.8%
1,190,000	CVR Energy, Inc., 7.875%, 2/15/2034(a)	1,194,170
1,179,000	PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/2030(a)	1,263,840
		2,458,010
	Restaurants — 2.6%
1,540,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,505,318
1,490,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,400,488
460,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	453,556
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	30,065
1,115,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,133,024
1,110,000	Yum! Brands, Inc., 3.625%, 3/15/2031	1,025,389
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	276,929
1,980,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	1,946,968
		7,771,737
	Retailers — 2.3%
2,515,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	2,308,870
360,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	358,169
220,000	Michaels Cos., Inc., 8.500%, 3/15/2033(a)	214,169
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Retailers — continued
$1,025,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	$952,471
2,310,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	2,321,250
677,000	Wayfair LLC, 7.750%, 9/15/2030(a)	704,850
		6,859,779
	Technology — 9.4%
920,000	CACI International, Inc., 6.375%, 6/15/2033(a)	936,492
40,000	Entegris, Inc., 3.625%, 5/01/2029(a)	38,019
315,000	Entegris, Inc., 4.375%, 4/15/2028(a)	309,817
1,664,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,632,753
1,028,000	Fair Isaac Corp., 6.250%, 9/15/2034(a)	1,011,072
999,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	1,005,784
640,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	501,368
2,988,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	2,904,138
382,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	358,714
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	719,975
345,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	335,187
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	208,938
2,119,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	2,124,887
779,000	Open Text Corp., 3.875%, 2/15/2028(a)	750,071
550,000	Open Text Corp., 3.875%, 12/01/2029(a)	491,510
2,515,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	2,247,223
975,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	832,056
1,243,000	Oracle Corp., 6.700%, 2/04/2056	1,153,633
1,047,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(a)	1,071,419
1,321,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,289,129
780,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	754,918
959,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	896,375
145,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	144,852
900,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	914,796
140,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	147,026
800,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	771,968
975,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	904,332
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	516,420
758,000	UKG, Inc., 6.875%, 2/01/2031(a)	740,805
406,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	429,012
2,087,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,967,763
		28,110,452
Principal Amount	Description	Value (†)

	Wirelines — 0.6%
$665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	$466,931
1,355,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,307,418
		1,774,349
	Total Non-Convertible Bonds (Identified Cost $251,395,403)	243,844,197

Convertible Bonds — 2.1%
	Cable Satellite — 0.5%
398,146	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	1,422,217
	Consumer Cyclical Services — 0.2%
118,000	Compass, Inc., 0.250%, 4/15/2031(a)	98,766
140,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	127,540
108,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	101,566
110,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	132,275
		460,147
	Diversified Manufacturing — 0.1%
78,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	187,497
94,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(a)	100,091
65,000	Itron, Inc., 1.375%, 7/15/2030	65,325
		352,913
	Electric — 0.1%
68,000	Evergy, Inc., 4.500%, 12/15/2027	91,732
127,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	146,431
98,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	112,210
		350,373
	Environmental — 0.0%
73,000	Tetra Tech, Inc., 2.250%, 8/15/2028	76,314
	Financial Other — 0.2%
545,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(a)	478,782
61,642	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	154
77,056	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	77
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	62
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	25
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	46
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	15
290,733	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	29
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$516,600	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	$10,074
442,344	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	69,771
326,845	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	82,724
322,104	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,891
63,170	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	246
		643,896
	Food & Beverage — 0.0%
84,000	Post Holdings, Inc., 2.500%, 8/15/2027	90,930
	Industrial Other — 0.1%
72,000	Fluor Corp., 1.125%, 8/15/2029	88,668
47,000	Granite Construction, Inc., 3.750%, 5/15/2028	123,257
		211,925
	Leisure — 0.0%
105,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	108,967
	Metals & Mining — 0.1%
74,000	B2Gold Corp., 2.750%, 2/01/2030(a)	119,399
	Midstream — 0.0%
76,000	UGI Corp., 5.000%, 6/01/2028	106,514
	Pharmaceuticals — 0.1%
106,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	109,668
82,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(a)	80,893
73,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(a)	88,293
60,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	59,550
		338,404
	Retailers — 0.1%
111,000	Burlington Stores, Inc., 1.250%, 12/15/2027	183,150
36,000	Freshpet, Inc., 3.000%, 4/01/2028	41,342
		224,492
	Technology — 0.6%
42,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	47,618
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	102,680
85,000	Guidewire Software, Inc., 1.250%, 11/01/2029	84,628
34,000	InterDigital, Inc., 3.500%, 6/01/2027	132,685
47,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(a)	180,928
66,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(a)	64,383
Principal Amount	Description	Value (†)

	Technology — continued
$51,000	MKS, Inc., 1.250%, 6/01/2030	$84,252
116,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	178,516
102,000	Nutanix, Inc., 0.500%, 12/15/2029	91,954
153,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	131,657
36,000	Seagate HDD Cayman, 3.500%, 6/01/2028	170,899
114,000	Snowflake, Inc., Zero Coupon, 10/01/2029	139,490
84,000	Wolfspeed, Inc., 2.500%, 6/15/2031	119,805
57,000	Wolfspeed, Inc., 2.500%, 6/15/2031(a)	81,296
		1,610,791
	Total Convertible Bonds (Identified Cost $6,272,103)	6,117,282
	Total Bonds and Notes (Identified Cost $257,667,506)	249,961,479

Senior Loans — 6.9%
	Automotive — 0.0%
101,713	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(e)(g)(i)	132
142,857	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 10.786%, 3/30/2027(e)(i)	186
98,142	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(c)(g)(i)	22,573
280,467	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(c)(g)(i)	188
		23,079
	Consumer Cyclical Services — 1.1%
1,781,399	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.448%, 10/31/2031(c)(i)	1,656,701
1,535,861	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.418%, 3/15/2030(c)	1,508,031
		3,164,732
	Healthcare — 1.4%
1,806,590	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(c)(i)	1,808,848
17,003	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(j)	17,033
28,212	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 5.788%, 10/23/2031(c)(i)	28,261
350,071	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.168%, 10/23/2031(c)(i)	350,684
428	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 6.950%, 4/09/2031(c)(i)	429
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Healthcare — continued
$564,773	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.450%, 12/12/2028(c)(i)	$561,244
192,105	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 1.750%, 12/30/2032(j)	191,385
1,267,895	U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD SOFR + 3.500%, 7.167%, 12/30/2032(c)(i)	1,263,140
		4,221,024
	Industrial Other — 0.2%
440,000	Fluid Flow Products, Inc., 2026 Term Loan B, 3/04/2033(k)	439,450
	Media Entertainment — 0.2%
735,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(k)	730,406
	Metals & Mining — 0.3%
312,667	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(j)	295,276
547,168	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.670%, 12/21/2029(c)(i)	516,734
		812,010
	Paper — 0.7%
2,290,000	Mativ Holdings, Inc., 2026 Term Loan B, 4/04/2033(k)	2,198,400
	Property & Casualty Insurance — 0.8%
975,713	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.668%, 11/06/2030(c)(i)	943,758
712,649	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(c)(i)	695,282
67,822	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.018%, 8/19/2028(c)(i)	67,725
557,379	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.450%, 5/06/2032(c)(i)	550,936
		2,257,701
	Supermarkets — 0.3%
1,011,432	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.152%, 12/13/2028(c)(i)	1,012,696
	Technology — 1.9%
771,000	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(k)	757,508
233,819	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(c)	223,328
Principal Amount	Description	Value (†)

	Technology — continued
$925,000	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.898%, 10/09/2032(c)(i)	$850,426
2,175,000	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.661%, 2/04/2033(c)(i)	2,054,766
220,056	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.571%, 4/28/2028(c)(i)	179,895
338,699	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.950%, 10/26/2030(c)(i)	255,180
1,320,000	Vantor Holdings, Inc., 1st Lien Term Loan, 3 mo. USD SOFR + 4.500%, 8.170%, 3/03/2033(c)(i)	1,291,950
		5,613,053
	Total Senior Loans (Identified Cost $21,404,915)	20,472,551

Shares
Common Stocks— 1.7%
	Aerospace & Defense — 0.1%
281	General Electric Co.	79,740
209	Howmet Aerospace, Inc.	48,166
		127,906
	Air Freight & Logistics — 0.0%
411	United Parcel Service, Inc., Class B	40,434
	Banks — 0.1%
679	Citigroup, Inc.	77,005
448	PNC Financial Services Group, Inc.	93,224
2,041	U.S. Bancorp	106,153
		276,382
	Biotechnology — 0.3%
369	AbbVie, Inc.	80,254
11,746	BioMarin Pharmaceutical, Inc.(f)	663,531
659	Gilead Sciences, Inc.	91,845
		835,630
	Capital Markets — 0.1%
203	CME Group, Inc.	59,956
207	Moody's Corp.	90,304
827	Morgan Stanley	136,099
		286,359
	Chemicals — 0.0%
1,397	Corteva, Inc.	116,943
	Consumer Staples Distribution & Retail — 0.0%
101	Costco Wholesale Corp.	100,639
	Containers & Packaging — 0.0%
188	Packaging Corp. of America	39,897
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
Shares	Description	Value (†)
	Diversified Telecommunication Services — 0.0%
3,550	Comcast Corp., Class A	$101,921
	Electric Utilities — 0.1%
853	Duke Energy Corp.	111,692
414	NRG Energy, Inc.	60,502
		172,194
	Electrical Equipment — 0.0%
585	Emerson Electric Co.	76,647
	Electronic Equipment, Instruments & Components — 0.0%
628	Amphenol Corp., Class A	79,348
	Energy Equipment & Services — 0.0%
90	McDermott International Ltd.(f)	2,340
	Financial Services — 0.0%
239	Mastercard, Inc., Class A	119,419
	Health Care Providers & Services — 0.0%
122	Cencora, Inc.	38,325
66	Elevance Health, Inc.	19,321
108	UnitedHealth Group, Inc.	29,224
		86,870
	Hotels, Restaurants & Leisure — 0.1%
22	Booking Holdings, Inc.	92,627
452	Royal Caribbean Cruises Ltd.	124,381
		217,008
	Household Durables — 0.0%
381	Garmin Ltd.	88,396
	Household Products — 0.1%
804	Colgate-Palmolive Co.	68,525
813	Kimberly-Clark Corp.	78,430
561	Procter & Gamble Co.	81,031
		227,986
	Interactive Media & Services — 0.1%
530	Alphabet, Inc., Class A	152,407
	Media — 0.0%
57,592	Optimum Communications, Inc., Class A(f)	74,870
	Metals & Mining — 0.0%
2,634	Kinross Gold Corp.	80,390
	Oil, Gas & Consumable Fuels — 0.1%
843	Exxon Mobil Corp.	143,023
888	Williams Cos., Inc.	64,629
		207,652
	Pharmaceuticals — 0.1%
2,329	Bristol-Myers Squibb Co.	141,254
1,047	Merck & Co., Inc.	125,943
		267,197
Shares	Description	Value (†)
	Real Estate Management & Development — 0.0%
76,409	Kaisa Group Holdings Ltd.(f)	$867
182,087	Times China Holdings Ltd.(f)	1,722
75,564	Yuzhou Group Holdings Co. Ltd.(f)	1,532
		4,121
	Retail REITs — 0.0%
557	Simon Property Group, Inc.	103,897
	Semiconductors & Semiconductor Equipment — 0.2%
60	ASML Holding NV	79,250
430	Broadcom, Inc.	133,089
372	Lam Research Corp.	79,482
244	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	82,460
5,954	Wolfspeed, Inc.(f)	97,169
		471,450
	Software — 0.1%
356	Microsoft Corp.	131,781
429	Salesforce, Inc.	80,081
482	SAP SE, ADR	82,523
		294,385
	Specialty Retail — 0.1%
854	TJX Cos., Inc.	136,384
	Technology Hardware, Storage & Peripherals — 0.1%
522	Apple, Inc.	132,478
	Total Common Stocks (Identified Cost $6,691,247)	4,921,550

Principal Amount
Equity-Linked Notes — 0.4%
$467,595	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	474,208
355,621	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	370,355
441,640	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	457,469
	Total Equity-Linked Notes (Identified Cost $1,264,855)	1,302,032
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
3,300	Boeing Co., 6.000%	$214,104
	Brokerage — 0.0%
550	Apollo Global Management, Inc., 6.750%	32,153
	Chemicals — 0.0%
600	Albemarle Corp., 7.250%	43,110
	Electric — 0.0%
3,206	PG&E Corp., Series A, 6.000%	137,826
	Technology — 0.1%
4,400	Oracle Corp., Series D, 6.500%	198,044
	Total Convertible Preferred Stocks (Identified Cost $640,471)	625,237
	Total Preferred Stocks (Identified Cost $640,471)	625,237

Other Investments — 0.0%
	Professional Services — 0.0%
918,139	CFLD Cayman Trust Units(b)(f) (Identified Cost $4,428)	4,651

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(b)(f)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(b)(f)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount
Short-Term Investments — 5.8%
$8,355,092	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $8,355,591 on 4/01/2026 collateralized by $8,135,500 U.S. Treasury Note, 4.625% due 4/30/2031 valued at $8,522,237 including accrued interest (Note 2 of Notes to Financial Statements)	8,355,092
Principal Amount	Description	Value (†)
$3,978,000	U.S. Treasury Bills, 3.510%–3.527%, 4/07/2026(l)(m)(n)	$3,975,603
5,038,000	U.S. Treasury Bills, 3.613%–3.621%, 6/18/2026(m)(n)	4,998,737
	Total Short-Term Investments (Identified Cost $17,329,270)	17,329,432
	Total Investments — 99.0% (Identified Cost $305,037,918)	294,616,932
	Other assets less liabilities — 1.0%	2,937,110
	Net Assets — 100.0%	$297,554,042

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $213,050,047 or 71.6% of net
assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Yuzhou Group Holdings Co. Ltd.	7/29/2021-12/31/2025	$190,116	$6,293	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/29/2021-1/07/2026	182,303	5,618	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/29/2021-1/07/2026	158,217	4,379	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/29/2021-1/07/2026	17,096	3,695	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	7/29/2021-1/09/2026	85,039	1,952	Less than 0.1%
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Opportunities Fund (continued)
	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Yuzhou Group Holdings Co. Ltd.	7/29/2021-1/07/2026	$30,522	$158	Less than 0.1%

(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(j)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	88	$18,388,034	$18,255,187	$(132,847)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	85	9,313,455	9,195,274	(118,181)
Total					$(251,028)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	79	$8,669,117	$8,546,195	$122,922
CBOT U.S. Long Bond Futures	6/18/2026	12	1,411,462	1,366,500	44,962
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	2	241,206	233,125	8,081
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	1	116,061	113,516	2,545
Total					$178,510
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 115.8% of Net Assets
	ABS Car Loan — 7.6%
$939,517	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$946,517
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,139,519
717,632	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	721,748
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2026-1, Class A3, 4.150%, 11/18/2032(a)	2,399,235
1,040,000	AutoNation Finance Trust, Series 2025-1A, Class A4, 4.760%, 6/10/2030(a)	1,048,234
3,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	3,285,627
495,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A, 4.800%, 8/20/2029(a)	498,429
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,045,219
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	811,154
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,371,170
1,680,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	1,691,051
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class C, 4.830%, 6/16/2031	1,722,583
240,026	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	237,901
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,370,226
1,600,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	1,604,658
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,647,575
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	447,596
4,965,000	Carvana Auto Receivables Trust, Series 2025-P1, Class A3, 4.550%, 5/10/2030	4,973,436
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,125,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.750%, 6/10/2031	$1,137,078
1,250,000	Chase Auto Owner Trust, Series 2024-1A, Class B, 5.160%, 11/26/2029(a)	1,266,374
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,855,421
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,241,051
970,000	Chase Auto Owner Trust, Series 2025-1A, Class A4, 4.380%, 10/25/2030(a)	973,878
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,058,080
112,177	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	112,404
820,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	821,492
635,000	Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.730%, 9/15/2032	636,833
3,524,343	DT Auto Owner Trust, Series 2023-3A, Class C, 6.400%, 5/15/2029(a)	3,550,502
595,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A4, 4.970%, 9/22/2031(a)	604,023
2,125,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	2,124,692
935,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	935,886
878,748	Flagship Credit Auto Trust, Series 2022-1, Class C, 3.060%, 3/15/2028(a)	876,902
3,594,265	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	3,596,475
1,235,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.480%, 10/16/2028(a)	1,237,997
791,293	Flagship Credit Auto Trust, Series 2024-3, Class A, 4.880%, 11/15/2028(a)	791,836
920,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	949,781
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	330,428
1,520,000	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030(a)	1,546,880
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,762,508
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	131,621
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	$2,472,850
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	654,894
4,070,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.980%, 7/16/2029(a)	4,097,495
425,000	GLS Auto Receivables Issuer Trust, Series 2025-4A, Class A3, 4.290%, 7/16/2029(a)	425,323
1,110,000	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class C, 5.140%, 12/15/2031(a)	1,110,003
1,780,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,811,882
180,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	181,528
782,180	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	785,472
490,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.000%, 8/16/2030	495,566
184,915	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	187,536
835,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	835,559
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,055,672
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	342,213
1,910,000	LAD Auto Receivables Trust, Series 2025-2A, Class B, 4.530%, 5/17/2032(a)	1,898,233
3,030,000	LAD Auto Receivables Trust, Series 2026-1A, Class A4, 4.050%, 12/15/2031(a)	2,978,887
2,774,206	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.090%, 10/16/2028(a)	2,803,810
1,560,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.890%, 7/15/2032(a)	1,578,438
581,389	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	582,805
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$800,000	NextGear Floorplan Master Owner Trust, Series 2026-1A, Class B, 4.530%, 2/18/2031(a)	$792,887
3,265,000	OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.490%, 12/14/2033(a)	3,236,862
895,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.190%, 5/15/2031(a)	891,914
340,456	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	340,675
250,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.673%, 12/20/2030(a)(b)	250,289
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,108,324
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	508,924
744,163	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.740%, 1/16/2029	745,465
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	202,707
316,821	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	318,532
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	127,521
300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	303,616
1,510,000	SFS Auto Receivables Securitization Trust, Series 2025-3A, Class B, 4.440%, 11/20/2031(a)	1,503,167
1,475,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class C, 4.710%, 1/22/2030(a)	1,470,939
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,654,929
625,000	USB Auto Owner Trust, Series 2025-1A, Class B, 4.810%, 1/15/2031(a)	628,902
275,560	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.310%, 9/15/2028(a)	276,452
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,777,759
3,155,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	3,191,497
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,131,056	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	$1,133,309
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,237,772
1,520,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	1,522,845
1,000,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.980%, 9/16/2030(a)	1,006,246
1,335,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.800%, 4/18/2038(a)	1,343,176
870,000	Wheels Fleet Lease Funding 1 LLC, Series 2025-3A, Class A1, 4.080%, 9/18/2040(a)	865,286
1,045,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A4, 4.490%, 5/15/2030	1,049,547
		123,291,728
	ABS Credit Card — 0.8%
905,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	898,127
1,230,000	Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class A, 5.400%, 12/17/2035(a)	1,222,229
1,645,000	Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.840%, 9/15/2029(a)	1,644,886
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,370,993
3,344,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	3,352,490
1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	1,923,117
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,407,205
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,053,086
		12,872,133
	ABS Home Equity — 4.0%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,345,002
118,957	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	118,736
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	$3,687,992
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,465,892
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,357,045
510,791	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.320%, 5/19/2034(b)(c)	481,054
1,349,575	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,225,337
7,685,081	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.371%, 11/25/2048(a)(b)(c)(d)	90,306
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,068,221
568,767	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	560,456
221,717	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	219,413
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,570,582
394,077	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	380,660
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.680%, 9/25/2057(a)(b)	3,887,908
1,054,200	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	971,708
1,333,737	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,333,473
600,519	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	555,509
76,997	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	73,440
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,884,499
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	823,116
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,700,827
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	5,122,265
189,045	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	186,367
305,756	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	301,743
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$864,569	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	$846,879
476	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 11/25/2061(c)	202
6,805	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 6/25/2056(c)	2,903
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2062(c)	—
2,592,190	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	2,565,595
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,850,949
365,639	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	358,643
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,971,380
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	5,001,352
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,611,903
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,113,400
1,275,000	Tricon American Homes Trust, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,263,542
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,242,593
325,097	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.257%, 11/25/2036(b)(c)	305,292
		64,546,184
	ABS Other — 10.3%
2,945,071	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	2,966,764
381,050	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	377,503
147,175	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	148,386
317,000	Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.930%, 10/15/2030(a)	317,000
320,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	318,015
Principal Amount	Description	Value (†)
	ABS Other — continued
$8,545,000	Affirm Master Trust, Series 2026-2A, Class A, 4.670%, 4/16/2035(a)	$8,450,056
1,198,757	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	1,205,904
3,725,000	American Tower Trust, 5.490%, 3/15/2053(a)	3,766,317
3,996,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	3,996,888
2,840,074	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	2,606,629
1,289,154	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,291,943
54,485	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	54,602
1,000,000	Avant Loans Funding Trust, Series 2026-REV1, Class A, 4.520%, 5/15/2036(a)	991,803
1,495,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	1,492,608
495,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	490,163
1,631,435	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,642,113
156,141	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	158,043
878,864	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	879,894
283,248	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	284,721
914,719	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	916,281
2,620,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	2,651,383
1,895,669	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	1,890,639
591,695	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	585,799
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,750,292
1,375,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	1,381,775
1,789,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	1,771,421
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,405,000	Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.897%, 2/25/2056(a)	$1,389,774
965,000	Credibly Asset Securitization II LLC, Series 2026-1A, Class A, 5.400%, 4/15/2029(a)	959,257
1,247,576	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,262,181
3,020,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,935,629
1,525,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	1,448,385
980,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	983,904
2,905,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	2,817,886
1,565,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	1,498,214
817,663	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	837,650
685,484	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	578,548
2,356,022	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,444,814
479,083	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	489,746
1,832,612	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	1,826,010
2,358,826	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	2,346,836
147,284	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	147,954
298,254	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	299,982
926,065	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	912,943
1,297,612	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	1,315,244
173,743	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	176,501
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,768,921	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	$1,794,260
170,284	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	167,120
3,180,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	3,201,287
4,055,000	KCG Securitization II LLC, Series 2026-1A, Class A, 6.000%, 3/15/2032(a)	3,995,513
2,330,000	Lendmark Funding Trust, Series 2025-3A, Class A, 4.510%, 5/21/2035(a)	2,313,839
4,060,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	4,048,746
497,384	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	493,230
507,929	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	488,317
1,345,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	1,359,163
1,410,000	Mariner Finance Issuance Trust, Series 2025-BA, Class A, 4.590%, 11/22/2038(a)	1,403,068
82,118	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	82,324
1,381,726	MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/2051(a)	1,358,201
1,630,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B, 5.590%, 8/20/2055(a)	1,633,294
3,255,000	MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.273%, 4/20/2056(a)	3,265,527
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	295,652
350,451	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	329,280
2,561,993	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	2,430,021
367,932	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	355,686
903,606	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	898,833
510,000	NFAS3 LLC, Series 2025-1, Class A, 6.351%, 5/15/2031(a)	512,175
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	585,058
740,000	Octane Receivables Trust, Series 2025-1A, Class B, 4.610%, 6/20/2031(a)	734,860
2,030,996	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	2,043,200
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$608,422	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	$607,534
1,302,715	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	1,297,670
795,000	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class A, 4.614%, 9/15/2043(a)	784,880
1,956,000	Purchasing Power Funding LLC, Series 2026-A, Class A, 4.370%, 8/15/2030(a)	1,935,982
3,510,000	Purchasing Power Funding LLC, Series 2026-A, Class B, 4.810%, 8/15/2030(a)	3,470,874
178,539	Reach ABS Trust, Series 2025-1A, Class A, 4.960%, 8/16/2032(a)	178,826
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	699,556
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	402,295
1,515,000	Regional Management Issuance Trust, Series 2025-2, Class B, 5.000%, 11/16/2037(a)	1,496,014
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,058,945
3,820,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	3,883,371
1,220,000	SCF Equipment Leasing LLC, Series 2025-2A, Class C, 4.820%, 6/20/2036(a)	1,217,287
2,385,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,427,379
3,195,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	3,126,544
4,675,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	4,710,369
255,883	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	258,046
531,692	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	532,216
3,227,000	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	3,059,150
1,661,111	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,654,744
954,261	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	899,064
1,485,000	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	1,461,259
Principal Amount	Description	Value (†)
	ABS Other — continued
$44,367	Start Ltd., Series 2018-1, Class A, 4.089%, 5/15/2043(a)	$45,476
212,322	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967%, 10/15/2041(a)	210,408
490,353	Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926%, 10/15/2041(a)	487,034
3,260,000	Stream Innovations Issuer Trust, Series 2026-1A, Class A, 4.780%, 8/15/2046(a)	3,226,520
99,728	Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.870%, 7/20/2048(a)	96,244
320,981	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	294,088
805,872	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	691,147
283,023	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	241,488
1,417,210	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,367,185
299,188	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	271,557
764,567	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	756,180
316,930	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	321,808
1,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.980%, 11/15/2027(a)	1,607,351
3,544,983	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,431,699
880,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	893,478
585,000	Verizon Master Trust, Series 2024-6, Class B, 4.420%, 8/20/2030	585,109
1,042,398	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,013,079
815,549	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	821,479
2,638,538	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,485,082
375,244	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	382,588
4,765,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, 3/20/2055(a)	4,808,603
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$3,645,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	$3,708,482
3,195,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	3,198,440
		166,953,584
	ABS Residential Mortgage — 0.0%
7,194	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,812
	ABS Student Loan — 1.2%
1,068,936	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	985,213
412,853	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	370,825
648,351	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	621,416
803,459	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	797,217
296,731	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	293,899
948,499	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	925,453
356,626	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	341,482
594,988	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	565,247
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,387,326
612,206	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	574,097
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	820,773
768,621	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	703,674
658,104	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	600,339
1,039,435	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	938,511
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,474,886
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$215,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 6.330%, 6/15/2032(b)	$214,971
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 6.340%, 6/15/2032(b)	49,993
85,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 6.350%, 3/15/2033(b)	84,993
1,298,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 6.370%, 3/15/2033(b)	1,297,896
110,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 6.470%, 9/15/2032(b)	110,000
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 6.510%, 9/15/2032(b)	129,000
465,666	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 4.587%, 2/15/2036(a)(b)	465,504
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	113,136
251,539	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	250,199
792,904	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	789,705
1,294,522	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,184,991
490,803	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	464,737
2,088,612	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	2,018,200
1,090,776	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	978,311
		19,551,994
	ABS Whole Business — 0.6%
4,740,313	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	4,703,731
2,870,000	SEB Funding LLC, Series 2026-1A, Class A2, 6.665%, 1/30/2056(a)	2,847,063
2,275,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.821%, 8/25/2055(a)	2,240,048
		9,790,842
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — 6.2%
$700,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	$701,798
4,311,769	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,887,263
20,445,963	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.158%, 7/25/2026(b)(c)(d)	25,925
7,638,423	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 0.892%, 8/25/2026(b)(c)(d)	8,175
18,683,600	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.244%, 9/25/2026(b)(c)(d)	11,158
83,414,853	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.047%, 10/25/2026(b)(c)(d)	17,299
17,737,228	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.633%, 11/25/2029(b)(d)	352,102
17,045,698	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.514%, 1/25/2030(b)(d)	817,171
11,240,827	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.584%, 1/25/2030(b)(d)	559,029
13,513,632	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.690%, 3/25/2030(b)(d)	732,750
14,098,403	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.214%, 8/25/2030(b)(d)	618,030
253,514,032	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.146%, 1/25/2055(b)(d)	2,059,041
32,602,117	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.305%, 2/25/2032(b)(d)	534,055
78,956,800	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.297%, 3/25/2032(b)(d)	1,242,464
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$35,721,374	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.343%, 4/25/2055(b)(d)	$673,737
45,810,524	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.327%, 4/25/2032(b)(d)	867,679
19,702,628	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.316%, 5/25/2032(b)(d)	360,156
66,224,644	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.231%, 6/25/2032(b)(d)	950,390
50,636,955	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.371%, 6/25/2032(b)(d)	1,099,632
81,927,688	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.265%, 8/25/2032(b)(d)	1,391,788
102,841,969	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.310%, 9/25/2032(b)(d)	2,029,412
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.180%, 11/25/2032(b)(d)	1,320,140
3,317,330	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.850%, 8/25/2034(b)(c)(d)	158,538
20,510,471	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.576%, 10/25/2034(b)(d)	743,135
51,382,600	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.503%, 5/25/2035(b)(d)	5,306,476
53,572,169	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.322%, 7/25/2035(b)(d)	4,673,636
13,402,676	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 0.956%, 1/25/2031(b)(d)	465,195
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$94,943,510	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 0.978%, 8/25/2036(b)(d)	$6,925,037
120,829,454	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.009%, 8/25/2033(b)(d)	411,545
21,687	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 4.323%, 12/25/2028(b)	21,660
9,064	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 4.303%, 7/25/2029(b)	9,063
5,246,771	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.438%, 8/25/2025(b)(c)(d)	51
20,592,668	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.096%, 12/25/2026(b)(c)(d)	6,797
22,282,789	Federal National Mortgage Association, Series 2019-M17, Class X, 0.320%, 8/25/2034(b)(c)(d)	232,894
8,448,991	Federal National Mortgage Association, Series 2020-M33, Class X, 1.960%, 6/25/2028(b)(c)(d)	88,098
14,694,257	Federal National Mortgage Association, Series 2020-M37, Class X, 0.983%, 4/25/2032(b)(d)	469,158
14,546,523	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.862%, 8/25/2034(b)(d)	734,906
13,145,509	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.561%, 6/25/2041(b)(c)(d)	314,539
21,442,244	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.555%, 8/25/2041(b)(d)	547,798
79,444,068	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 11/25/2041(b)(d)	1,205,890
2,435,721	Government National Mortgage Association, Series 2006-46, 0.481%, 4/16/2046(b)(c)(d)	22,997
1,188,108	Government National Mortgage Association, Series 2006-51, 0.944%, 8/16/2046(b)(c)(d)	20,953
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$3,516,622	Government National Mortgage Association, Series 2009-114, 10/16/2049(b)(c)(d)	$406
1,504,930	Government National Mortgage Association, Series 2010-124, 1.010%, 12/16/2052(b)(c)(d)	20,302
206,700	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	7,880
1,351,119	Government National Mortgage Association, Series 2011-119, 0.106%, 8/16/2051(b)(c)(d)	1,055
470,598	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	3,057
15,551,422	Government National Mortgage Association, Series 2012-142, 0.149%, 4/16/2054(b)(c)(d)	40,348
3,293,859	Government National Mortgage Association, Series 2012-23, 0.236%, 6/16/2053(b)(c)(d)	21,833
3,312,294	Government National Mortgage Association, Series 2012-55, 4/16/2052(b)(c)(d)	32
2,543,278	Government National Mortgage Association, Series 2012-79, 0.421%, 3/16/2053(b)(c)(d)	21,620
6,823,371	Government National Mortgage Association, Series 2012-85, 0.577%, 9/16/2052(b)(c)(d)	61,037
708,904	Government National Mortgage Association, Series 2013-175, 0.126%, 5/16/2055(b)(c)(d)	847
1,939,685	Government National Mortgage Association, Series 2014-101, 0.513%, 4/16/2056(b)(c)(d)	24,129
8,806,049	Government National Mortgage Association, Series 2014-130, Class IB, 0.173%, 8/16/2054(b)(c)(d)	27,627
1,995,470	Government National Mortgage Association, Series 2014-24, Class IX, 1/16/2054(b)(c)(d)	19
4,191,813	Government National Mortgage Association, Series 2014-70, 0.481%, 3/16/2049(b)(c)(d)	56,498
2,956,165	Government National Mortgage Association, Series 2014-86, 0.390%, 4/16/2056(b)(c)(d)	27,995
11,362,709	Government National Mortgage Association, Series 2015-120, 0.525%, 3/16/2057(b)(c)(d)	175,571
8,204,340	Government National Mortgage Association, Series 2015-146, Class IB, 0.115%, 7/16/2055(b)(c)(d)	25,297
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$4,660,260	Government National Mortgage Association, Series 2015-171, 0.799%, 11/16/2055(b)(c)(d)	$142,438
4,859,492	Government National Mortgage Association, Series 2015-189, Class IG, 0.593%, 1/16/2057(b)(c)(d)	126,224
3,088,537	Government National Mortgage Association, Series 2015-21, 0.661%, 7/16/2056(b)(c)(d)	81,390
9,094,589	Government National Mortgage Association, Series 2015-32, 0.556%, 9/16/2049(b)(c)(d)	177,071
6,065,126	Government National Mortgage Association, Series 2015-6, 0.455%, 2/16/2051(b)(c)(d)	79,986
7,458,213	Government National Mortgage Association, Series 2015-68, 0.317%, 7/16/2057(b)(c)(d)	85,333
9,778,389	Government National Mortgage Association, Series 2015-70, 0.552%, 12/16/2049(b)(c)(d)	177,791
2,811,959	Government National Mortgage Association, Series 2015-73, 0.411%, 11/16/2055(b)(c)(d)	22,573
15,200,823	Government National Mortgage Association, Series 2016-132, 0.598%, 7/16/2056(b)(c)(d)	306,913
6,090,345	Government National Mortgage Association, Series 2016-143, 0.947%, 10/16/2056(c)(d)	290,477
3,263,436	Government National Mortgage Association, Series 2017-128, 0.837%, 12/16/2056(b)(c)(d)	152,083
20,091,592	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	689,395
18,720,434	Government National Mortgage Association, Series 2017-90, 0.665%, 1/16/2059(b)(d)	696,513
7,007,479	Government National Mortgage Association, Series 2018-110, 0.599%, 1/16/2060(b)(c)(d)	254,474
11,309,713	Government National Mortgage Association, Series 2018-129, 0.621%, 7/16/2060(b)(d)	418,740
4,119,796	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	265,500
11,153,963	Government National Mortgage Association, Series 2018-143, 0.506%, 10/16/2060(b)(d)	569,165
10,195,960	Government National Mortgage Association, Series 2018-2, 0.702%, 12/16/2059(b)(d)	423,398
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$26,778,722	Government National Mortgage Association, Series 2018-82, 0.443%, 5/16/2058(b)(d)	$726,860
18,126,987	Government National Mortgage Association, Series 2018-96, 0.462%, 8/16/2060(b)(d)	563,622
16,529,634	Government National Mortgage Association, Series 2019-116, 0.619%, 12/16/2061(b)(d)	722,428
9,164,698	Government National Mortgage Association, Series 2019-75, 0.852%, 12/16/2060(b)(d)	529,224
6,790,108	Government National Mortgage Association, Series 2019-94, 0.954%, 8/16/2061(b)(c)(d)	405,726
43,353,193	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,432,504
18,205,679	Government National Mortgage Association, Series 2020-128, 0.916%, 10/16/2062(b)(d)	1,185,878
28,143,412	Government National Mortgage Association, Series 2020-130, 1.007%, 8/16/2060(b)(d)	1,919,986
38,365,564	Government National Mortgage Association, Series 2020-136, 1.016%, 8/16/2062(b)(d)	2,735,365
33,208,231	Government National Mortgage Association, Series 2020-172, 1.125%, 9/16/2062(b)(d)	2,518,844
15,241,550	Government National Mortgage Association, Series 2020-174, 0.848%, 1/16/2063(b)(d)	942,812
34,926,991	Government National Mortgage Association, Series 2020-179, 1.012%, 9/16/2062(b)(d)	2,307,976
38,632,897	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	2,562,709
31,267,174	Government National Mortgage Association, Series 2020-26, 0.718%, 10/15/2061(b)(d)	1,403,180
8,719,769	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	598,752
38,550,136	Government National Mortgage Association, Series 2021-106, 0.852%, 4/16/2063(b)(d)	2,470,832
38,581,091	Government National Mortgage Association, Series 2021-12, 0.956%, 3/16/2063(b)(d)	2,416,797
40,621,191	Government National Mortgage Association, Series 2021-128, 0.992%, 6/16/2061(b)(d)	2,542,424
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$50,601,977	Government National Mortgage Association, Series 2021-132, Class BI, 0.907%, 4/16/2063(b)(d)	$3,330,410
50,048,193	Government National Mortgage Association, Series 2021-133, 0.883%, 7/16/2063(b)(d)	2,986,676
10,608,875	Government National Mortgage Association, Series 2021-145, 0.770%, 7/16/2061(b)(d)	593,715
44,386,784	Government National Mortgage Association, Series 2021-151, 0.907%, 4/16/2063(b)(d)	2,805,467
46,956,418	Government National Mortgage Association, Series 2021-163, 0.803%, 3/16/2064(b)(d)	2,631,344
19,420,965	Government National Mortgage Association, Series 2021-180, 0.916%, 11/16/2063(b)(d)	1,345,135
33,321,969	Government National Mortgage Association, Series 2021-20, 1.145%, 8/16/2062(b)(d)	2,588,451
32,681,208	Government National Mortgage Association, Series 2021-33, 0.844%, 10/16/2062(b)(d)	2,037,722
28,421,638	Government National Mortgage Association, Series 2021-40, 0.823%, 2/16/2063(b)(d)	1,684,039
43,604,268	Government National Mortgage Association, Series 2021-52, 0.722%, 4/16/2063(b)(d)	2,308,366
26,748,985	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,458,638
		100,848,459
	Collateralized Mortgage Obligations — 13.8%
1,043,587	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,006,209
103,005	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	11,934
32,537	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	3,856
1,641,797	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 3.413%, 5/15/2036(b)(c)(d)	179,776
497,667	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 2.833%, 10/15/2036(b)(c)(d)	42,383
564,835	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 2.463%, 2/15/2038(b)(c)(d)	49,373
150,758	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 7.039%, 2/15/2038(b)(c)	164,353
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$141,433	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 7.321%, 2/15/2038(b)(c)	$144,232
618,999	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.533%, 6/15/2048(b)	580,606
135,623	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.774%, 12/15/2036(b)(c)	138,866
734,852	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 2.713%, 10/15/2040(b)(c)(d)	63,607
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 1.634%, 2/15/2041(b)(c)	127,729
661,190	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 2.113%, 9/15/2041(b)(c)(d)	56,420
920,966	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 5.067%, 8/15/2040(b)	961,027
474,277	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 2.363%, 8/15/2032(b)(c)(d)	18,453
3,568,429	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 2.363%, 11/15/2042(b)(c)(d)	441,439
1,649,253	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 2.156%, 6/15/2039(b)(c)(d)	156,129
870,337	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	159,035
2,761,939	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 2.313%, 4/15/2047(b)(c)(d)	270,435
1,122,607	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	194,016
8,548,970	Federal Home Loan Mortgage Corp., Series 4892, Class SI, REMICS, 2.224%, 2/25/2047(b)(d)	896,020
2,182,485	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	408,240
109,202	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.323%, 11/25/2044(b)(d)	19,549
5,623,781	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.694%, 4/15/2042(b)(d)	842,766
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	253,209
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$13,705,235	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.383%, 12/15/2048(b)(d)	$866,034
245,879	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.885%, 4/25/2052(b)(d)	9,019
10,844,075	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	10,950,548
9,871,719	Federal Home Loan Mortgage Corp., Series 5425, Class KB, REMICS, 6.000%, 6/25/2054	10,083,867
33,968,362	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	33,837,143
26,889,232	Federal Home Loan Mortgage Corp., Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	26,828,204
9,672,010	Federal Home Loan Mortgage Corp., Series 5531, Class SG, REMICS, 2.363%, 10/15/2048(b)(d)	993,956
9,888,504	Federal Home Loan Mortgage Corp., Series 5617, Class AP, REMICS, 4.500%, 1/25/2046	9,732,919
1,890,456	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. USD MTA + 1.400%, 5.259%, 7/25/2044(b)	1,845,066
17,306	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-63, Class 1A1, 1 yr. USD MTA + 1.200%, 5.059%, 2/25/2045(b)(c)	16,395
435,775	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	415,960
496,220	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 10.573%, 6/25/2035(b)(c)	583,297
450,409	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 10.353%, 6/25/2036(b)(c)	540,927
23,931	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 3.524%, 8/25/2036(b)(c)(d)	2,192
136,817	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 14.118%, 8/25/2036(b)(c)	180,495
408,023	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.489%, 8/25/2038(b)	397,613
109,762	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.803%, 11/25/2038(b)(c)	106,465
401,058	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.632%, 3/25/2039(b)(c)	372,426
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$43,598	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.914%, 12/25/2039(b)(c)	$40,075
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.917%, 11/25/2040(b)	255,136
1,797,029	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 2.074%, 6/25/2041(b)(c)(d)	139,094
877,828	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 2.724%, 3/25/2042(b)(c)(d)	108,158
506,714	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 2.174%, 3/25/2042(b)(c)(d)	46,560
2,169,774	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 2.224%, 9/25/2042(b)(c)(d)	219,841
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 2.972%, 7/25/2043(b)(c)	330,855
1,019,890	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 2.824%, 11/25/2043(b)(c)(d)	117,224
914,925	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 2.374%, 8/25/2042(b)(c)(d)	42,797
2,257,121	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	261,755
7,958,158	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 2.274%, 4/25/2044(b)(c)(d)	751,553
557,000	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 2.274%, 5/25/2044(b)(c)(d)	33,866
5,640,778	Federal National Mortgage Association, Series 2014-90, Class SA, REMICS, 2.374%, 1/25/2045(b)(d)	599,912
261,719	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 3.085%, 5/25/2041(b)(c)	218,813
4,370,072	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 2.324%, 4/25/2046(b)(c)(d)	333,519
4,567,458	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 2.324%, 10/25/2034(b)(d)	243,208
5,763,310	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 2.324%, 9/25/2046(b)(d)	356,224
3,616,617	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 2.324%, 9/25/2046(b)(c)(d)	210,180
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,302,111	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 2.324%, 11/25/2046(b)(c)(d)	$203,350
2,394,359	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 2.324%, 11/25/2046(b)(c)(d)	157,669
2,462,500	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 2.874%, 12/25/2046(b)(c)(d)	198,269
3,754,397	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 2.374%, 4/25/2047(b)(c)(d)	243,956
29,322,182	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.174%, 8/25/2047(b)(d)	730,943
7,934,877	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,425,647
2,143,526	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	407,427
12,746,266	Federal National Mortgage Association, Series 2021-24, REMICS, 1.058%, 3/25/2059(b)(d)	682,543
4,600,000	Federal National Mortgage Association, Series 2024-34, Class B, REMICS, 6.000%, 6/25/2054	4,696,253
13,650,897	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	13,620,526
32,204,729	Federal National Mortgage Association, Series 2025-114, Class AE, REMICS, 4.500%, 1/25/2056	31,807,078
18,000,000	Federal National Mortgage Association, Series 2026-24, Class CY, REMICS, 4.500%, 5/25/2055	17,465,400
138,643	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	14,923
35,406	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	4,608
150,506	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	17,723
93,586	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	10,944
376,281	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	56,981
154,579	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	23,731
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$87,905	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	$14,014
198,463	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	32,492
87,095	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	15,965
94,677	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	14,378
134,369	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	23,926
112,691	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	15,728
58,260	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	8,326
74,892	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	11,669
45,118	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	7,471
13,968	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	2,352
390,319	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	57,224
145,238	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	24,828
55,383	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	5,656
95,928	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	5,656
69,828	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	10,989
10,849	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,199
22,979	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 4.468%, 2/20/2060(b)(c)	22,806
13,671	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 4.133%, 5/20/2059(b)(c)	13,089
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$20,141	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 10/20/2060(b)(c)	$19,879
25,308	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 4.283%, 12/20/2060(b)(c)	25,051
7,208	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 4.283%, 3/20/2061(b)(c)	7,135
8,620	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 4.383%, 10/20/2061(b)(c)	8,374
19,808	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.200%, 10/20/2061(b)(c)	19,276
4,232	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,807
30,010	Government National Mortgage Association, Series 2012-H22, Class HD, 5.311%, 1/20/2061(b)(c)	29,245
653,355	Government National Mortgage Association, Series 2013-71, Class DF, 1 mo. USD SOFR + 1.114%, 4.790%, 5/20/2043(b)(c)	604,622
70,183	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 4.103%, 1/20/2063(b)(c)	67,893
16,642	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	15,518
542,391	Government National Mortgage Association, Series 2013-H13, Class SI, 1.324%, 6/20/2063(b)(c)(d)	19,940
1,067,657	Government National Mortgage Association, Series 2013-H16, Class AI, 1.479%, 7/20/2063(b)(c)(d)	24,396
153,791	Government National Mortgage Association, Series 2013-H18, Class EI, 1.963%, 7/20/2063(b)(c)(d)	14,236
114,045	Government National Mortgage Association, Series 2013-H18, Class JI, 1.373%, 8/20/2063(b)(c)(d)	1,897
22,140	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 4.383%, 8/20/2063(b)(c)	21,504
261,134	Government National Mortgage Association, Series 2014-H24, Class HI, 0.936%, 9/20/2064(b)(c)(d)	10,480
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$825,383	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.546%, 10/20/2064(b)	$813,968
52,920	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	51,475
146,360	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	141,314
3,656	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.063%, 5/20/2063(b)(c)	3,474
4,473	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 3.983%, 4/20/2063(b)(c)	4,308
4,430	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.702%, 3/20/2065(b)(c)	4,269
234	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.483%, 10/20/2065(b)(c)	228
160,389	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.496%, 9/20/2065(b)(c)	156,449
2,433	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.463%, 8/20/2061(b)(c)	2,367
273,505	Government National Mortgage Association, Series 2016-23, Class PA, 5.501%, 7/20/2037(b)(c)	272,317
3,053,853	Government National Mortgage Association, Series 2016-H01, Class AI, 2.017%, 1/20/2066(b)(c)(d)	103,431
4,012,799	Government National Mortgage Association, Series 2016-H09, Class JI, 2.622%, 4/20/2066(b)(c)(d)	156,305
93,497	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.403%, 8/20/2063(b)(c)	89,968
693,034	Government National Mortgage Association, Series 2016-H17, Class HA, 2.250%, 3/20/2066(c)	665,612
22,633	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.462%, 8/20/2066(b)(c)	21,604
13,057	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.903%, 6/20/2061(b)(c)	12,609
2,305,794	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	195,238
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$623,746	Government National Mortgage Association, Series 2017-H05, Class AI, 2.415%, 1/20/2067(b)(c)(d)	$27,046
141,847	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.669%, 8/20/2068(b)(c)	135,931
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	211,086
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	242,884
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.761%, 2/20/2044(b)(c)(d)	868,807
1,741,018	Government National Mortgage Association, Series 2019-44, Class BS, 2.261%, 4/20/2049(b)(c)(d)	146,127
6,735,284	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.490%, 4/20/2049(b)	6,516,935
7,031,488	Government National Mortgage Association, Series 2019-70, Class SK, 2.211%, 8/20/2043(b)(d)	718,520
2,118,612	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,033,888
540,694	Government National Mortgage Association, Series 2019-H06, Class HA, 2.800%, 4/20/2069(b)(c)	529,834
1,786,451	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050(c)(d)	336,328
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,888,295
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	837,498
10,916,006	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,297,354
583,542	Government National Mortgage Association, Series 2020-H11, Class GA, 1.250%, 7/20/2067(c)	572,892
19,093,238	Government National Mortgage Association, Series 2021-H03, 0.466%, 4/20/2070(b)(c)(d)	100,768
3,151,336	Government National Mortgage Association, Series 2021-H08, Class IA, 0.558%, 1/20/2068(b)(c)(d)	21,599
1,124,282	Government National Mortgage Association, Series 2021-H12, Class GA, 4.517%, 7/20/2071(b)	1,118,996
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$535,460	Government National Mortgage Association, Series 2021-H17, 0.553%, 3/20/2070(b)(c)(d)	$18,449
554,923	Government National Mortgage Association, Series 2021-H17, Class BA, 2.884%, 10/20/2071(b)(c)	538,985
44,197,441	Government National Mortgage Association, Series 2025-H03, Class IA, 0.844%, 1/20/2075(b)(d)	3,563,861
17,096,319	Government National Mortgage Association, Series 2025-H03, Class IC, 0.883%, 1/20/2075(b)(d)	1,316,023
11,909,170	Government National Mortgage Association, Series 2025-H04, Class GI, 0.898%, 1/20/2075(b)(d)	996,369
14,663,385	Government National Mortgage Association, Series 2025-H04, Class HI, 0.794%, 2/20/2075(b)(d)	1,127,292
32,400,717	Government National Mortgage Association, Series 2025-H07, Class LI, 0.884%, 2/20/2075(b)(d)	2,606,735
25,650,111	Government National Mortgage Association, Series 2025-H13, Class EI, 0.648%, 5/20/2075(b)(d)	1,740,514
13,697,049	Government National Mortgage Association, Series 2025-H13, Class IC, 0.751%, 5/20/2075(b)(d)	967,509
48,131,473	Government National Mortgage Association, Series 2025-H14, Class AI, 0.633%, 7/20/2075(b)(d)	3,447,730
21,834,571	Government National Mortgage Association, Series 2025-H22, Class AI, 0.698%, 10/20/2075(b)(d)	1,630,911
33,298,474	Government National Mortgage Association, Series 2025-H23, Class ID, 0.756%, 10/20/2075(b)(d)	2,397,943
		223,862,995
	Mortgage Related — 61.9%
6,737,663	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,620,641
1,411,437	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,177,419
5,969,847	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,027,029
7,020,536	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	5,931,300
6,491,218	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	5,964,596
15,337,661	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	14,536,676
23,353,965	Federal Home Loan Mortgage Corp., 4.500%, 12/01/2054	22,549,225
7,733,911	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2055	7,885,620
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$16,472,369	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2055	$16,825,304
15,687,924	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2055	16,218,756
933,613	Federal National Mortgage Association, 2.000%, 10/01/2050	736,213
286,942	Federal National Mortgage Association, 2.000%, 12/01/2050	226,272
3,562,465	Federal National Mortgage Association, 2.500%, 10/01/2050	3,020,999
5,383,479	Federal National Mortgage Association, 2.500%, 11/01/2051	4,544,005
11,725,807	Federal National Mortgage Association, 2.500%, 1/01/2052	9,868,758
8,191,290	Federal National Mortgage Association, 2.500%, 1/01/2052	6,916,615
73,311,378	Federal National Mortgage Association, 2.500%, 2/01/2052	61,733,312
4,916,831	Federal National Mortgage Association, 2.500%, 2/01/2052	4,152,608
1,816,047	Federal National Mortgage Association, 2.500%, 7/01/2053	1,532,870
8,280,592	Federal National Mortgage Association, 2.500%, 12/01/2061	6,808,991
93,184,365	Federal National Mortgage Association, 2.500%, 3/01/2062	76,691,478
37,530,074	Federal National Mortgage Association, 2.500%, 3/01/2062	30,860,397
18,784,937	Federal National Mortgage Association, 2.500%, 3/01/2062	15,446,504
72,438,724	Federal National Mortgage Association, 2.500%, 5/01/2062	59,617,650
57,321,015	Federal National Mortgage Association, 2.500%, 5/01/2062	47,133,625
11,324,065	Federal National Mortgage Association, 2.500%, 12/01/2063	9,311,439
1,438,997	Federal National Mortgage Association, 3.000%, 10/01/2047	1,292,628
1,696,694	Federal National Mortgage Association, 3.000%, 7/01/2049	1,508,268
29,945,592	Federal National Mortgage Association, 3.000%, 2/01/2052	26,544,471
28,703,667	Federal National Mortgage Association, 3.000%, 2/01/2052	25,400,980
24,987,333	Federal National Mortgage Association, 3.000%, 6/01/2052	22,000,736
2,840,083	Federal National Mortgage Association, 3.000%, 6/01/2063	2,446,889
12,962,387	Federal National Mortgage Association, 3.000%, 12/01/2063	11,167,757
16,035,567	Federal National Mortgage Association, 3.000%, 6/01/2064	13,815,408
31,660,287	Federal National Mortgage Association, 3.500%, 9/01/2062	28,526,202
14,318,095	Federal National Mortgage Association, 3.500%, 12/01/2063	12,940,702
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$22,996,698	Federal National Mortgage Association, 3.500%, 6/01/2064	$20,791,574
440,363	Federal National Mortgage Association, 4.000%, 1/01/2052	417,919
61,130,000	Federal National Mortgage Association, TBA, 4.500%, 5/01/2056(e)	58,935,875
7,968,353	Federal National Mortgage Association, 5.500%, 10/01/2054	8,009,766
28,196,437	Federal National Mortgage Association, 5.500%, 7/01/2055	28,413,392
8,602,563	Federal National Mortgage Association, 6.500%, 10/01/2055	8,893,648
32,596,000	Government National Mortgage Association, TBA, 5.000%, 4/01/2056(e)	32,279,895
39,191,000	Government National Mortgage Association, TBA, 5.000%, 5/20/2056(e)	38,732,863
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
636,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 5/01/2056(e)	534,414
48,870,000	Uniform Mortgage-Backed Security, TBA, 4.500%, 4/01/2056(e)	47,159,827
60,000,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 4/01/2056(e)	59,167,598
110,000,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 5/01/2056(e)	110,356,259
		999,675,381
	Non-Agency Commercial Mortgage-Backed Securities — 9.4%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,514,061
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,330,212
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,637,119
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,336,395
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	693,329
3,615,000	Bank, Series 2021-BN34, Class A5, 2.438%, 6/15/2063	3,181,942
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,788,191
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,780,621
412,592	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	411,763
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,241,292
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,239,586
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	$4,892,394
3,210,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.173%, 11/15/2042(a)(b)	3,205,996
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,588,587
2,725,447	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.513%, 1/17/2039(a)(b)	2,724,596
1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.050%, 11/13/2046(a)(b)	1,483,910
720,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	715,500
1,895,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.223%, 12/15/2042(a)(b)	1,896,594
4,470,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.116%, 3/15/2042(a)(b)	4,439,269
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	490,693
3,305,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.117%, 4/15/2042(a)(b)	3,349,425
1,298,200	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,289,346
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,640,353
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,794,730
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	3,028,531
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,266,061
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,568,485
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 4.938%, 10/15/2043(a)(b)	5,338,175
395,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	395,000
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$210,000	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.273%, 10/15/2042(a)(b)	$210,263
1,169,001	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	1,169,001
3,481,794	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	3,044,139
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	4,476,202
2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	1,895,425
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.371%, 6/10/2047(b)	1,344,090
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,739,880
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,411,220
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,638,559
492,667	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.500%, 12/15/2047(a)(b)	482,804
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,935,614
3,350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	3,341,625
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	708,100
600,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	597,463
257,997	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.213%, 6/15/2044(a)(b)	255,466
2,686,752	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.706%, 2/05/2035(a)(b)	2,579,147
3,399,917	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.530%, 6/15/2050	3,362,024
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	$5,478,424
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,888,574
1,042,426	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	995,517
3,180,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664%, 2/10/2047(a)(b)	3,295,517
3,115,000	RFR Trust, Series 2025-SGRM, Class A, 5.379%, 3/11/2041(a)(b)	3,151,742
2,160,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	2,198,812
1,606,458	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	963,843
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(f)	1,300,000
540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	539,156
2,870,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.580%, 12/10/2033(a)(b)	2,982,564
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,304,835
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,973,065
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,759,186
		151,284,413
	Total Bonds and Notes (Identified Cost $1,936,365,900)	1,872,684,525

Collateralized Loan Obligations — 3.8%
2,544,755	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 4.818%, 7/20/2031(a)(b)	2,544,333
3,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.122%, 7/15/2036(a)(b)	3,228,382
Principal Amount	Description	Value (†)

$3,300,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.422%, 7/15/2036(a)(b)	$3,300,792
3,125,000	Diameter Capital CLO 12 Ltd., Series 2025-12A, Class A, 3 mo. USD SOFR + 1.240%, 5.156%, 10/20/2038(a)(b)	3,123,333
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 4.972%, 1/15/2031(a)(b)	3,831,510
3,020,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.330%, 5.250%, 10/20/2038(a)(b)	3,022,030
1,530,000	Empower CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 7/20/2038(a)(b)	1,530,613
3,290,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	3,287,256
3,185,000	Golub Capital Partners CLO 85M Ltd., Series 2026-85A, Class A1, 3 mo. USD SOFR + 1.370%, 5.024%, 2/09/2040(a)(b)	3,174,155
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 5.429%, 4/20/2031(a)(b)	2,991,961
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.403%, 4/16/2031(a)(b)	2,036,480
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.268%, 1/20/2038(a)(b)	4,206,619
2,455,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.822%, 7/15/2037(a)(b)	2,460,882
1,900,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.320%, 4.988%, 3/06/2038(a)(b)	1,905,953
2,940,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	2,939,706
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 4.968%, 7/20/2038(a)(b)	7,651,002
5,130,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 4.958%, 4/20/2038(a)(b)	5,130,518
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)

$1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 5.631%, 10/18/2031(a)(b)	$1,314,823
3,290,000	Wise CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.132%, 7/15/2037(a)(b)	3,288,414
	Total Collateralized Loan Obligations (Identified Cost $60,886,731)	60,968,762

Short-Term Investments — 1.0%
11,183,829	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $11,184,497 on 4/01/2026 collateralized by $11,954,500 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $11,407,641 including accrued interest (Note 2 of Notes to Financial Statements)	11,183,829
5,000,000	U.S. Treasury Bills, 3.534%, 4/14/2026(g)(h)	4,993,446
	Total Short-Term Investments (Identified Cost $16,177,448)	16,177,275
	Total Investments — 120.6% (Identified Cost $2,013,430,079)	1,949,830,562
	Other assets less liabilities — (20.6)%	(333,669,302)
	Net Assets — 100.0%	$1,616,161,260

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $493,755,303 or 30.6% of net
assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	When–issued/delayed delivery.
(f)	Non-income producing security.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See accompanying notes to financial statements.
| 30

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$305,037,918	$2,013,430,079
Net unrealized depreciation	(10,420,986)	(63,599,517)
Investments at value	294,616,932	1,949,830,562
Cash	31,695	1,594
Due from brokers (Note 2)	—	5,487,574
Foreign currency at value (identified cost $5,234 and $0, respectively)	5,216	—
Receivable for Fund shares sold	4,801,969	9,014,809
Receivable for securities sold	1,406,683	38,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	401,637,586
Dividends and interest receivable	4,395,298	7,449,439
Receivable for variation margin on futures contracts (Note 2)	2,443	—
TOTAL ASSETS	305,260,236	2,373,459,564
LIABILITIES
Payable for securities purchased	6,999,729	2,800,702
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	753,509,936
Unfunded loan commitments (Note 2)	521,775	—
Payable for Fund shares redeemed	184,690	987,666
TOTAL LIABILITIES	7,706,194	757,298,304
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$297,554,042	$1,616,161,260
NET ASSETS CONSIST OF:
Paid-in capital	$324,533,785	$2,008,071,847
Accumulated loss	(26,979,743)	(391,910,587)
NET ASSETS	$297,554,042	$1,616,161,260
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$297,554,042	$1,616,161,260
Shares of beneficial interest	33,234,095	204,583,685
Net asset value, offering and redemption price per share	$8.95	$7.90

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
31 |

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$10,686,983	$36,210,281
Dividends	95,055	—
Less net foreign taxes withheld	(130)	—
Investment income	10,781,908	36,210,281
Net realized and unrealized gain (loss) on Investments, Futures contracts and foreign currency transactions
Net realized gain (loss) on:
Investments	(1,603,618)	(2,473,286)
Futures contracts	(43,856)	1,789,584
Net change in unrealized appreciation (depreciation) on:
Investments	(6,095,118)	(617,236)
Futures contracts	(44,296)	(1,681,353)
Foreign currency translations (Note 2c)	(24)	—
Net realized and unrealized loss on Investments, Futures contracts and foreign currency transactions	(7,786,912)	(2,982,291)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,994,996	$33,227,990
See accompanying notes to financial statements.
| 32

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Investment income	$10,781,908	$20,506,532	$36,210,281	$70,684,146
Net realized gain (loss) on investments and futures contracts	(1,647,474)	590,416	(683,702)	(7,647,254)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(6,139,438)	6,404,439	(2,298,589)	18,923,420
Net increase in net assets resulting from operations	2,994,996	27,501,387	33,227,990	81,960,312
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(10,764,229)	(20,979,225)	(41,034,680)	(69,741,688)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	13,303,133	24,242,232	37,509,318	81,988,219
Net increase in net assets	5,533,900	30,764,394	29,702,628	94,206,843
NET ASSETS
Beginning of the period	292,020,142	261,255,748	1,586,458,632	1,492,251,789
End of the period	$297,554,042	$292,020,142	$1,616,161,260	$1,586,458,632
See accompanying notes to financial statements.
33 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.19	$9.00	$8.43	$8.32	$10.94	$10.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.33	0.62	0.64	0.59	0.58	0.59
Net realized and unrealized gain (loss)	(0.24)	0.21	0.60	0.14	(2.28)	0.67
Total from Investment Operations	0.09	0.83	1.24	0.73	(1.70)	1.26
LESS DISTRIBUTIONS FROM:
Investment income	(0.33)	(0.64)	(0.67)	(0.62)	(0.59)	(0.61)
Net realized capital gains	—	—	—	—	(0.33)	—
Total Distributions	(0.33)	(0.64)	(0.67)	(0.62)	(0.92)	(0.61)
Net asset value, end of the period	$8.95	$9.19	$9.00	$8.43	$8.32	$10.94
Total return	1.02%(b)	9.66%	15.45%	8.98%	(16.59)%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$297,554	$292,020	$261,256	$213,322	$193,409	$267,703
Gross expenses(c)	—	—	—	—	—	—
Net investment income	7.34%(d)	6.96%	7.42%	6.93%	5.96%	5.49%
Portfolio turnover rate	43%	117%	88%	48%	45%	62%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.
	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$7.94	$7.91	$7.31	$7.68	$9.39	$9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.18	0.34	0.32	0.28	0.26	0.26
Net realized and unrealized gain (loss)	(0.02)	0.03	0.65	(0.21)	(1.43)	(0.06)
Total from Investment Operations	0.16	0.37	0.97	0.07	(1.17)	0.20
LESS DISTRIBUTIONS FROM:
Investment income	(0.20)	(0.34)	(0.37)	(0.44)	(0.54)	(0.58)
Net asset value, end of the period	$7.90	$7.94	$7.91	$7.31	$7.68	$9.39
Total return	2.08%(b)	4.85%	13.64%	0.77%	(13.03)%	2.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,616,161	$1,586,459	$1,492,252	$1,217,783	$1,275,943	$1,564,877
Gross expenses(c)	—	—	—	—	—	—
Net investment income	4.52%(d)	4.41%	4.25%	3.63%	3.02%	2.68%
Portfolio turnover rate	107%	104%	90%	106%	140%	98%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
35 |

Notes to Financial Statements
March 31, 2026 (Unaudited)
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles High Income Opportunities Fund (“High Income Opportunities Fund”)
Loomis Sayles Securitized Asset Fund (“Securitized Asset Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is, subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about
| 36

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the
Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement
37 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
| 38

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. TBA closeout transactions are accounted for as seperate purchase and sale commitments and are presented on a gross basis in the Statements of Assets and Liabilities.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
h. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Funds may file tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, convertible bond adjustments, return of capital distributions received, defaulted and/or non-income producing securities, REMIC resecuritization adjustments and pay-down gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, convertible bond adjustments, corporate actions, defaulted and/or non-income producing securities, interest only security adjustments, return of capital distributions received, REMIC resecuritization adjustments, premium amortization and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
39 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$20,979,225	$ —	$20,979,225
Securitized Asset Fund	69,741,688	—	69,741,688
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, capital loss carryforwards were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$(43,857,456)
Long-term:
No expiration date	(14,609,077)	(258,182,405)
Total capital loss carryforward	$(14,609,077)	$(302,039,861)
As of March 31, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$305,345,834	$2,013,449,179
Gross tax appreciation	$4,624,351	$15,296,865
Gross tax depreciation	(15,425,771)	(78,915,482)
Net tax depreciation	$(10,801,420)	$(63,618,617)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower.
| 40

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
p. Due from Brokers. Transactions and positions in certain delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash pledged as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
q. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
r. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
41 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2026, at value:
High Income Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$42,771	$42,771
Home Construction	—	5,894,280	—	5,894,280
Non-Agency Commercial Mortgage-Backed Securities	—	815,584	4,950	820,534
All Other Non-Convertible Bonds(a)	—	237,086,612	—	237,086,612
Total Non-Convertible Bonds	—	243,796,476	47,721	243,844,197
Convertible Bonds(a)	—	6,117,282	—	6,117,282
Total Bonds and Notes	—	249,913,758	47,721	249,961,479
Senior Loans(a)	—	20,472,551	—	20,472,551
Common Stocks
Real Estate Management & Development	2,399	1,722	—	4,121
All Other Common Stocks(a)	4,917,429	—	—	4,917,429
Total Common Stocks	4,919,828	1,722	—	4,921,550
Equity-Linked Notes	—	1,302,032	—	1,302,032
Preferred Stocks(a)	625,237	—	—	625,237
Other Investments
Professional Services	—	—	4,651	4,651
Warrants	—	—	—	—
Short-Term Investments	—	17,329,432	—	17,329,432
Total Investments	5,545,065	289,019,495	52,372	294,616,932
Futures Contracts (unrealized appreciation)	178,510	—	—	178,510
Total	$5,723,575	$289,019,495	$52,372	$294,795,442

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(251,028)	$ —	$ —	$(251,028)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 42

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Securitized Asset Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$63,666,427	$879,757	$64,546,184
ABS Residential Mortgage	—	—	6,812	6,812
Agency Commercial Mortgage-Backed Securities	—	97,123,003	3,725,456	100,848,459
Collateralized Mortgage Obligations	—	207,873,240	15,989,755	223,862,995
Non-Agency Commercial Mortgage-Backed Securities	—	149,984,413	1,300,000	151,284,413
All Other Bonds and Notes(a)	—	1,332,135,662	—	1,332,135,662
Total Bonds and Notes	—	1,850,782,745	21,901,780	1,872,684,525
Collateralized Loan Obligations	—	60,968,762	—	60,968,762
Short-Term Investments	—	16,177,275	—	16,177,275
Total Investments	$—	$1,927,928,782	$21,901,780	$1,949,830,562

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or March 31, 2026:
High Income Opportunities Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$102	$(220)	$ —	$(357)	$43,246	$ —	$42,771	$(220)
Home Construction	—	—	—	—	—	—	—	—	—	—
Non-Agency Commercial Mortgage- Backed Securities	4,950	—	—	—	—	—	—	—	4,950	—
Other Investments
Professional Services	4,514	—	—	137	—	—	—	—	4,651	137
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$9,464	$ —	$102	$(83)	$ —	$(357)	$43,246	$ —	$52,372	$(83)
A debt security valued at $43,246 was transferred from Level 2 to Level 3 during the period ended March 31, 2026. At September 30, 2025, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's
43 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
valuation policies. At March 31, 2026, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Securitized Asset Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
ABS Home Equity	$1,012,556	$(14,607)	$(1,871)	$48,165	$ —	$(164,486)	$ —	$ —	$879,757	$28,722
ABS Residential Mortgage	7,622	—	74	(19)	—	(865)	—	—	6,812	8
Agency Commercial Mortgage-Backed Securities	4,194,490	(734,103)	(4,064)	(133,485)	58,020	(1,516)	346,114	—	3,725,456	(83,844)
Collateralized Mortgage Obligations	16,621,031	(938,118)	(61,093)	(407,831)	27,686	(3,271,728)	4,019,808	—	15,989,755	(501,646)
Non-Agency Commercial Mortgage-Backed Securities	1,300,000	—	—	—	—	—	—	—	1,300,000	—
Total	$23,135,699	$(1,686,828)	$(66,954)	$(493,170)	$85,706	$(3,438,595)	$4,365,922	$ —	$21,901,780	$(556,760)
Debt securities valued at $4,365,922 were transferred from Level 2 to Level 3 during the period ended March 31, 2026. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
| 44

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of March 31, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$876,652
		Market Discount	Discount Rate	5.00%	3,105
	ABS Residential Mortgage[1]	Market Discount	Discount Rate	5.00%	6,812
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	3,459,553
		Market Discount	Discount Rate	3.00%	265,903
	Collateralized Mortgage Obligations[1]			1.00%	14,751,531
		Market Discount	Discount Rate	3.00%	1,238,224
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	24 months
			Loss Adjusted Spread	11%	1,300,000
	Total				$21,901,780

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2026, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration and High Income Opportunities Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for High Income Opportunities Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$178,510
45 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(251,028)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Opportunities Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(43,856)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(44,296)
Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$1,789,584

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(1,681,353)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended March 31, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
Futures contracts
High Income Opportunities Fund	$34,182,530
Securitized Asset Fund	116,608,339
Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
| 46

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
5.Purchases and Sales of Securities. For the six months ended March 31, 2026, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$ —	$ —	$125,147,182	$117,745,704
Securitized Asset Fund	2,077,287,301	1,727,767,317	141,024,978	108,148,466
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds:  compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.
Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral
47 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, commitment fees and interest expense allocable to the Funds for the line of credit.
For the six months ended March 31, 2026, neither Fund had borrowings under this agreement.
8.Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of March 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	2	18.00%
Securitized Asset Fund	1	8.10%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
High Income Opportunities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	3,943,054	$35,818,499	9,901,313	$88,718,963
Issued in connection with the reinvestment of distributions	550,127	4,995,761	965,272	8,626,421
Redeemed	(3,030,913)	(27,511,127)	(8,108,333)	(73,103,152)
Increase from capital share transactions	1,462,268	$13,303,133	2,758,252	$24,242,232
| 48

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
10.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Securitized Asset Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	20,093,352	$159,674,014	54,554,460	$421,381,647
Issued in connection with the reinvestment of distributions	1,530,590	12,134,727	2,384,717	18,510,226
Redeemed	(16,911,194)	(134,299,423)	(45,808,386)	(357,903,654)
Increase from capital share transactions	4,712,748	$37,509,318	11,130,791	$81,988,219
49 |

This Page Intentionally Left Blank

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information. Effective after the close of business on June 5, 2026, the telephone number will be 800-225-5478 and the website address will be www.im.natixis.com.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/27
M-LSHISA-0326

Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Small/Mid Cap Growth Fund
Semi-annual Financial Statements and Other Important Information
March 31, 2026

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 98.7% of Net Assets
	Aerospace & Defense — 8.5%
294,632	AAR Corp.(a)	$32,250,419
260,286	ATI, Inc.(a)	37,861,202
344,202	Cadre Holdings, Inc.	10,560,117
141,282	Ducommun, Inc.(a)	17,236,404
304,936	Hexcel Corp.	24,678,471
213,687	Kratos Defense & Security Solutions, Inc.(a)	15,067,070
361,375	Mercury Systems, Inc.(a)	26,347,851
		164,001,534
	Automobile Components — 2.2%
135,341	Dorman Products, Inc.(a)	14,124,187
251,839	Patrick Industries, Inc.	27,971,758
		42,095,945
	Banks — 2.3%
170,523	Coastal Financial Corp.(a)	12,976,801
346,430	FB Financial Corp.	17,993,574
402,775	Live Oak Bancshares, Inc.	13,319,769
		44,290,144
	Beverages — 1.5%
600,125	Vita Coco Co., Inc.(a)	28,751,989
	Biotechnology — 9.7%
680,513	Alkermes PLC(a)	24,062,940
203,012	Apogee Therapeutics, Inc.(a)	17,087,520
177,485	Disc Medicine, Inc.(a)	11,348,391
265,856	Mirum Pharmaceuticals, Inc.(a)	24,559,777
154,521	PTC Therapeutics, Inc.(a)	10,527,516
260,101	Rhythm Pharmaceuticals, Inc.(a)	22,620,984
357,197	Scholar Rock Holding Corp.(a)	17,559,804
276,438	Twist Bioscience Corp.(a)	13,136,334
545,636	Vericel Corp.(a)	17,553,110
518,716	Viridian Therapeutics, Inc.(a)	10,146,085
315,982	Xenon Pharmaceuticals, Inc.(a)	18,374,353
		186,976,814
	Broadline Retail — 0.7%
1,102,504	Pattern Group, Inc., Class A(a)	13,704,125
	Building Products — 1.7%
57,738	CSW Industrials, Inc.	15,045,368
84,287	Modine Manufacturing Co.(a)	18,265,836
		33,311,204
	Capital Markets — 4.4%
575,526	Marex Group PLC	25,656,949
300,016	Piper Sandler Cos.	22,966,225
165,325	PJT Partners, Inc., Class A	23,099,209
930,718	WisdomTree, Inc.	13,551,254
		85,273,637
	Commercial Services & Supplies — 1.1%
261,029	Casella Waste Systems, Inc., Class A(a)	20,710,041
Shares	Description	Value (†)
	Communications Equipment — 3.5%
470,353	Calix, Inc.(a)	$23,042,593
1,520,410	Extreme Networks, Inc.(a)	22,927,783
658,420	Viavi Solutions, Inc.(a)	21,912,218
		67,882,594
	Construction & Engineering — 8.5%
233,552	Arcosa, Inc.	24,789,209
303,079	Construction Partners, Inc., Class A(a)	33,678,139
240,886	Everus Construction Group, Inc.(a)	28,439,001
235,594	Legence Corp., Class A(a)	13,301,637
95,147	MYR Group, Inc.(a)	26,861,901
90,413	Sterling Infrastructure, Inc.(a)	36,822,503
		163,892,390
	Diversified Consumer Services — 2.4%
127,822	Grand Canyon Education, Inc.(a)	21,733,575
1,082,175	OneSpaWorld Holdings Ltd.	24,835,916
		46,569,491
	Electronic Equipment, Instruments & Components — 5.3%
125,038	Advanced Energy Industries, Inc.	40,351,013
160,938	Itron, Inc.(a)	14,424,873
1,040,495	Mirion Technologies, Inc.(a)	19,342,802
107,122	OSI Systems, Inc.(a)	28,441,962
		102,560,650
	Energy Equipment & Services — 2.7%
471,931	Cactus, Inc., Class A	22,355,372
821,424	Oceaneering International, Inc.(a)	29,135,909
		51,491,281
	Financial Services — 1.6%
572,927	EVERTEC, Inc.	16,168,000
561,881	Paymentus Holdings, Inc., Class A(a)	14,271,777
		30,439,777
	Health Care Equipment & Supplies — 4.3%
548,606	Artivion, Inc.(a)	20,089,951
510,733	Establishment Labs Holdings, Inc.(a)	28,999,420
152,236	Glaukos Corp.(a)	16,389,728
142,860	IRhythm Holdings, Inc.(a)	16,860,337
		82,339,436
	Health Care Providers & Services — 6.8%
786,057	Alignment Healthcare, Inc.(a)	13,850,324
115,291	Ensign Group, Inc.	23,231,137
521,828	Guardian Pharmacy Services, Inc., Class A(a)	19,652,043
271,890	HealthEquity, Inc.(a)	22,721,847
1,088,394	NeoGenomics, Inc.(a)	8,075,883
958,251	Omada Health, Inc.(a)	12,045,215
553,062	Progyny, Inc.(a)	9,390,993
383,839	RadNet, Inc.(a)	21,452,762
		130,420,204
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Small Cap Growth Fund (continued)
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 2.8%
174,417	First Watch Restaurant Group, Inc.(a)	$1,827,890
931,053	Life Time Group Holdings, Inc.(a)	25,082,568
1,044,858	Super Group SGHC Ltd.	11,284,466
88,950	Texas Roadhouse, Inc.	14,689,203
		52,884,127
	Household Durables — 0.8%
53,840	Installed Building Products, Inc.	14,275,676
	Interactive Media & Services — 0.7%
407,881	Cargurus, Inc.(a)	13,888,348
	Leisure Products — 1.0%
536,539	YETI Holdings, Inc.(a)	19,631,962
	Life Sciences Tools & Services — 0.5%
1,019,795	Fortrea Holdings, Inc.(a)	9,606,469
	Machinery — 4.7%
168,202	ESCO Technologies, Inc.	47,326,997
79,738	RBC Bearings, Inc.(a)	43,307,302
		90,634,299
	Oil, Gas & Consumable Fuels — 1.3%
794,876	Magnolia Oil & Gas Corp., Class A	25,094,235
	Pharmaceuticals — 5.4%
143,510	Axsome Therapeutics, Inc.(a)	24,256,060
197,535	Ligand Pharmaceuticals, Inc.(a)	39,437,863
476,016	Supernus Pharmaceuticals, Inc.(a)	24,605,267
228,168	Tarsus Pharmaceuticals, Inc.(a)	16,005,985
		104,305,175
	Professional Services — 1.0%
145,552	Huron Consulting Group, Inc.(a)	18,556,425
	Semiconductors & Semiconductor Equipment — 5.8%
484,742	Allegro MicroSystems, Inc.(a)	15,283,915
180,548	MACOM Technology Solutions Holdings, Inc.(a)	40,094,295
45,442	Onto Innovation, Inc.(a)	9,318,791
232,810	Rambus, Inc.(a)	20,028,644
73,704	Silicon Laboratories, Inc.(a)	15,341,488
105,915	Silicon Motion Technology Corp., ADR	11,893,195
		111,960,328
	Software — 4.3%
746,699	Adeia, Inc.	17,943,177
201,620	Agilysys, Inc.(a)	14,343,247
Shares	Description	Value (†)
	Software — continued
382,532	Intapp, Inc.(a)	$9,827,247
232,436	JFrog Ltd.(a)	10,908,221
295,282	Procore Technologies, Inc.(a)	16,831,074
200,320	Workiva, Inc.(a)	11,945,082
		81,798,048
	Specialty Retail — 1.0%
129,029	Boot Barn Holdings, Inc.(a)	18,884,684
	Trading Companies & Distributors — 2.2%
67,754	Applied Industrial Technologies, Inc.	17,976,491
141,097	McGrath RentCorp	15,560,177
70,991	SiteOne Landscape Supply, Inc.(a)	9,449,612
		42,986,280
	Total Common Stocks (Identified Cost $1,441,522,303)	1,899,217,312

Principal Amount
Short-Term Investments — 1.5%
$29,937,149	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $29,938,937 on 4/01/2026 collateralized by $30,704,400 U.S. Treasury Note, 3.375% due 9/15/2027 valued at $30,536,036 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $29,937,149)	29,937,149
	Total Investments — 100.2% (Identified Cost $1,471,459,452)	1,929,154,461
	Other assets less liabilities — (0.2)%	(4,664,310)
	Net Assets — 100.0%	$1,924,490,151

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 97.0% of Net Assets
	Aerospace & Defense — 4.7%
22,945	Moog, Inc., Class A	$6,714,625
55,332	V2X, Inc.(a)	3,790,242
25,655	VSE Corp.	4,730,782
		15,235,649
	Automobile Components — 2.7%
115,811	Dana, Inc.	3,897,040
276,860	Garrett Motion, Inc.	5,030,546
		8,927,586
	Banks — 12.9%
68,687	Ameris Bancorp	5,356,899
30,455	Bancorp, Inc.(a)	1,636,347
64,898	FB Financial Corp.	3,370,802
95,041	First Busey Corp.	2,401,686
98,911	First Financial Bancorp	2,757,639
42,588	Hanmi Financial Corp.	1,122,620
140,939	Home BancShares, Inc.	3,795,487
43,739	Popular, Inc.	5,868,462
55,716	Prosperity Bancshares, Inc.	3,743,001
29,171	ServisFirst Bancshares, Inc.	2,124,524
47,733	Southstate Bank Corp.	4,416,257
28,643	Western Alliance Bancorp	2,029,356
23,107	Wintrust Financial Corp.	3,210,487
		41,833,567
	Building Products — 2.9%
56,718	Griffon Corp.	4,122,264
89,832	Resideo Technologies, Inc.(a)	3,028,237
60,402	Trex Co., Inc.(a)	2,199,841
		9,350,342
	Capital Markets — 5.2%
8,225	Affiliated Managers Group, Inc.	2,275,857
65,199	Donnelley Financial Solutions, Inc.(a)	3,073,481
86,021	Marex Group PLC	3,834,816
12,064	Morningstar, Inc.	2,039,419
103,874	Perella Weinberg Partners	1,886,352
51,676	Stifel Financial Corp.	3,819,890
		16,929,815
	Chemicals — 2.6%
271,854	Ecovyst, Inc.(a)	3,496,042
10,982	Hawkins, Inc.	1,686,835
41,167	Solstice Advanced Materials, Inc.	3,135,279
		8,318,156
	Commercial Services & Supplies — 0.8%
19,319	Boyd Group, Inc.	2,470,127
	Construction & Engineering — 1.3%
40,688	Arcosa, Inc.	4,318,624
	Construction Materials — 1.2%
47,246	Knife River Corp.(a)	3,857,636
Shares	Description	Value (†)
	Containers & Packaging — 1.0%
94,862	TriMas Corp.	$3,409,340
	Electrical Equipment — 1.3%
7,683	Powell Industries, Inc.	4,157,118
	Electronic Equipment, Instruments & Components — 7.2%
31,049	Bel Fuse, Inc., Class B	6,147,081
63,564	Crane NXT Co.	2,580,063
28,836	TD SYNNEX Corp.	4,864,922
62,359	TTM Technologies, Inc.(a)	6,075,014
110,267	Vontier Corp.	3,911,170
		23,578,250
	Energy Equipment & Services — 4.2%
98,160	Kodiak Gas Services, Inc.	5,724,691
52,864	Oceaneering International, Inc.(a)	1,875,086
132,439	WaterBridge Infrastructure LLC, Class A	3,548,041
26,083	Weatherford International PLC	2,466,930
		13,614,748
	Entertainment — 0.9%
66,320	Atlanta Braves Holdings, Inc., Class C(a)	2,831,864
	Financial Services — 1.9%
21,694	Federal Agricultural Mortgage Corp., Class C	3,218,305
20,021	WEX, Inc.(a)	3,064,014
		6,282,319
	Food Products — 0.9%
28,011	Post Holdings, Inc.(a)	2,769,167
	Gas Utilities — 2.2%
148,717	MDU Resources Group, Inc.	3,081,416
115,175	UGI Corp.	4,194,674
		7,276,090
	Health Care Equipment & Supplies — 0.8%
32,353	Lantheus Holdings, Inc.(a)	2,453,975
	Health Care Providers & Services — 3.4%
5,057	Chemed Corp.	1,910,231
180,793	Concentra Group Holdings Parent, Inc.	3,878,010
110,402	Option Care Health, Inc.(a)	2,972,022
78,689	Pennant Group, Inc.(a)	2,398,441
		11,158,704
	Health Care Technology — 0.7%
100,770	Waystar Holding Corp.(a)	2,429,565
	Hotels, Restaurants & Leisure — 1.6%
38,718	Churchill Downs, Inc.	3,478,038
45,129	Pursuit Attractions & Hospitality, Inc.(a)	1,653,075
		5,131,113
	Household Durables — 0.5%
50,324	La-Z-Boy, Inc.	1,617,413
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 0.7%
7,065	Talen Energy Corp.(a)	$2,255,360
	Industrial REITs — 0.8%
70,422	STAG Industrial, Inc.	2,539,417
	Insurance — 1.7%
133,439	Fidelis Insurance Holdings Ltd.	2,550,019
69,169	Skyward Specialty Insurance Group, Inc.(a)	3,021,302
		5,571,321
	Leisure Products — 0.9%
79,251	YETI Holdings, Inc.(a)	2,899,794
	Life Sciences Tools & Services — 0.6%
256,358	Avantor, Inc.(a)	2,009,847
	Machinery — 5.2%
199,169	Aebi Schmidt Holding AG	1,933,931
63,017	Atmus Filtration Technologies, Inc.	3,577,475
63,732	Blue Bird Corp.(a)	3,619,340
48,440	CECO Environmental Corp.(a)	2,886,055
58,644	Enerpac Tool Group Corp.	2,138,747
9,041	Kadant, Inc.	2,643,137
		16,798,685
	Marine Transportation — 0.9%
18,447	Matson, Inc.	3,024,201
	Media — 0.6%
53,582	John Wiley & Sons, Inc., Class A	2,041,474
	Multi-Utilities — 0.8%
64,025	Avista Corp.	2,569,964
	Oil, Gas & Consumable Fuels — 3.5%
62,687	California Resources Corp.	4,339,194
24,116	International Seaways, Inc.	1,757,574
112,996	Viper Energy, Inc., Class A	5,309,682
		11,406,450
	Pharmaceuticals — 2.7%
36,608	ANI Pharmaceuticals, Inc.(a)	2,815,155
78,552	Collegium Pharmaceutical, Inc.(a)	2,597,715
67,474	Supernus Pharmaceuticals, Inc.(a)	3,487,731
		8,900,601
	Professional Services — 2.4%
126,183	Amentum Holdings, Inc.(a)	3,290,853
74,978	CBIZ, Inc.(a)	2,013,159
40,805	Korn Ferry	2,568,675
		7,872,687
	Real Estate Management & Development — 2.1%
39,247	Colliers International Group, Inc.	4,195,112
18,261	FirstService Corp.	2,537,183
		6,732,295
Shares	Description	Value (†)
	Retail REITs — 1.5%
37,192	Agree Realty Corp.	$2,803,533
85,273	Curbline Properties Corp.	2,199,191
		5,002,724
	Semiconductors & Semiconductor Equipment — 1.5%
57,006	PDF Solutions, Inc.(a)	1,864,666
47,789	Ultra Clean Holdings, Inc.(a)	2,971,520
		4,836,186
	Software — 0.8%
71,107	Bill Holdings, Inc.(a)	2,723,398
	Specialty Retail — 0.6%
13,531	Boot Barn Holdings, Inc.(a)	1,980,397
	Textiles, Apparel & Luxury Goods — 2.4%
26,857	Crocs, Inc.(a)	2,229,668
38,076	Kontoor Brands, Inc.	2,676,362
158,186	Levi Strauss & Co., Class A	2,924,859
		7,830,889
	Trading Companies & Distributors — 4.8%
23,161	GATX Corp.	3,954,509
24,551	Herc Holdings, Inc.	2,444,052
30,804	McGrath RentCorp	3,397,065
250,543	NPK International, Inc.(a)	3,630,368
34,838	Rush Enterprises, Inc., Class A	2,303,141
		15,729,135
	Wireless Telecommunication Services — 1.6%
110,049	Array Digital Infrastructure, Inc.	5,077,661
	Total Common Stocks (Identified Cost $228,371,200)	315,753,654

Principal Amount
Short-Term Investments — 3.0%
$9,802,817	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $9,803,402 on 4/01/2026 collateralized by $10,478,300 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $9,998,948 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,802,817)	9,802,817
	Total Investments — 100.0% (Identified Cost $238,174,017)	325,556,471
	Other assets less liabilities — 0.0%	42,494
	Net Assets — 100.0%	$325,598,965

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.1% of Net Assets
	Aerospace & Defense — 10.4%
26,794	ATI, Inc.(a)	$3,897,455
26,567	BWX Technologies, Inc.	5,432,686
37,083	Hexcel Corp.	3,001,127
39,692	Karman Holdings, Inc.(a)	3,177,345
65,656	Leonardo DRS, Inc.	2,923,005
31,706	Loar Holdings, Inc.(a)	1,816,437
17,494	VSE Corp.	3,225,893
		23,473,948
	Air Freight & Logistics — 0.7%
31,130	GXO Logistics, Inc.(a)	1,614,090
	Automobile Components — 0.8%
13,907	LCI Industries	1,710,283
	Banks — 1.6%
42,519	Axos Financial, Inc.(a)	3,617,942
	Biotechnology — 8.9%
80,867	Alkermes PLC(a)	2,859,457
11,287	Ascendis Pharma AS, ADR(a)	2,581,676
27,773	Insmed, Inc.(a)	4,541,441
19,807	Natera, Inc.(a)	3,961,202
23,147	Neurocrine Biosciences, Inc.(a)	3,049,386
26,502	PTC Therapeutics, Inc.(a)	1,805,581
42,934	Travere Therapeutics, Inc.(a)	1,275,569
		20,074,312
	Broadline Retail — 0.7%
18,427	Ollie's Bargain Outlet Holdings, Inc.(a)	1,696,021
	Building Products — 0.6%
10,479	Advanced Drainage Systems, Inc.	1,436,985
	Capital Markets — 3.2%
48,567	Jefferies Financial Group, Inc.	2,004,360
37,129	Stifel Financial Corp.	2,744,576
31,014	StoneX Group, Inc.(a)	2,501,279
		7,250,215
	Chemicals — 0.8%
50,665	Element Solutions, Inc.	1,729,703
	Commercial Services & Supplies — 0.7%
20,222	Casella Waste Systems, Inc., Class A(a)	1,604,413
	Communications Equipment — 2.2%
12,807	Ciena Corp.(a)	4,972,062
	Construction & Engineering — 1.7%
68,295	Legence Corp., Class A(a)	3,855,936
	Construction Materials — 0.6%
74,058	James Hardie Industries PLC(a)	1,402,659
	Consumer Finance — 1.5%
24,551	Enova International, Inc.(a)	3,334,762
	Consumer Staples Distribution & Retail — 4.5%
23,523	BJ's Wholesale Club Holdings, Inc.(a)	2,315,134
Shares	Description	Value (†)
	Consumer Staples Distribution & Retail — continued
7,274	Casey's General Stores, Inc.	$5,294,454
28,702	Performance Food Group Co.(a)	2,458,613
		10,068,201
	Diversified Consumer Services — 3.2%
119,630	Laureate Education, Inc.(a)	4,167,909
84,800	Universal Technical Institute, Inc.(a)	3,061,280
		7,229,189
	Electrical Equipment — 1.6%
18,877	Generac Holdings, Inc.(a)	3,687,244
	Electronic Equipment, Instruments & Components — 3.2%
16,074	Advanced Energy Industries, Inc.	5,187,241
115,419	Mirion Technologies, Inc.(a)	2,145,639
		7,332,880
	Energy Equipment & Services — 2.3%
134,618	Flowco Holdings, Inc., Class A	2,773,131
95,548	Innovex International, Inc.(a)	2,330,416
		5,103,547
	Health Care Equipment & Supplies — 1.8%
21,230	Glaukos Corp.(a)	2,285,622
16,031	IRhythm Holdings, Inc.(a)	1,891,978
		4,177,600
	Health Care Providers & Services — 6.2%
99,843	Alignment Healthcare, Inc.(a)	1,759,234
61,515	BrightSpring Health Services, Inc.(a)	2,621,154
35,600	HealthEquity, Inc.(a)	2,975,092
52,936	Hinge Health, Inc., Class A(a)	2,041,212
239,615	LifeStance Health Group, Inc.(a)	1,526,348
148,430	Privia Health Group, Inc.(a)	3,053,205
		13,976,245
	Hotels, Restaurants & Leisure — 4.0%
130,759	Life Time Group Holdings, Inc.(a)	3,522,647
30,757	Planet Fitness, Inc., Class A(a)	2,287,706
19,075	Texas Roadhouse, Inc.	3,150,046
		8,960,399
	Household Durables — 0.6%
3,795	TopBuild Corp.(a)	1,333,184
	Insurance — 0.9%
9,844	Reinsurance Group of America, Inc.	2,009,751
	Leisure Products — 0.7%
23,179	Brunswick Corp.	1,686,504
	Life Sciences Tools & Services — 2.8%
32,662	Bio-Techne Corp.	1,706,916
11,317	Charles River Laboratories International, Inc.(a)	1,952,182
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund (continued)
Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
21,230	Repligen Corp.(a)	$2,501,319
8,247	Stevanato Group SpA	113,396
		6,273,813
	Machinery — 9.1%
17,007	Crane Co.	2,908,197
22,811	Esab Corp.	2,204,911
26,883	Federal Signal Corp.	2,907,128
48,014	Flowserve Corp.	3,529,509
22,060	ITT, Inc.	4,203,092
8,758	RBC Bearings, Inc.(a)	4,756,645
		20,509,482
	Oil, Gas & Consumable Fuels — 1.5%
108,046	Magnolia Oil & Gas Corp., Class A	3,411,012
	Pharmaceuticals — 1.3%
15,266	Jazz Pharmaceuticals PLC(a)	2,886,037
	Professional Services — 2.0%
5,015	CACI International, Inc., Class A(a)	2,727,508
16,642	Paylocity Holding Corp.(a)	1,798,002
		4,525,510
	Real Estate Management & Development — 1.0%
21,289	Colliers International Group, Inc.	2,275,581
	Semiconductors & Semiconductor Equipment — 8.5%
115,123	Allegro MicroSystems, Inc.(a)	3,629,828
18,113	MKS, Inc.	4,162,549
9,508	Nova Ltd.(a)	4,129,134
33,268	Power Integrations, Inc.	1,703,322
34,711	Rambus, Inc.(a)	2,986,187
12,946	Silicon Laboratories, Inc.(a)	2,694,710
		19,305,730
	Software — 5.8%
8,875	Appfolio, Inc., Class A(a)	1,400,653
11,758	Guidewire Software, Inc.(a)	1,758,527
7,344	HubSpot, Inc.(a)	1,792,670
9,113	InterDigital, Inc.	2,752,126
68,018	nCino, Inc.(a)	1,018,910
Shares	Description	Value (†)
	Software — continued
47,718	Trimble, Inc.(a)	$3,112,645
22,396	Workiva, Inc.(a)	1,335,473
		13,171,004
	Specialty Retail — 1.0%
83,148	National Vision Holdings, Inc.(a)	2,153,533
	Trading Companies & Distributors — 0.7%
12,265	SiteOne Landscape Supply, Inc.(a)	1,632,594
	Total Common Stocks (Identified Cost $186,281,225)	219,482,371

Principal Amount
Short-Term Investments — 3.0%
$6,734,873	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $6,735,275 on 4/01/2026 collateralized by $6,748,100 U.S. Treasury Note, 3.875% due 10/15/2027 valued at $6,869,730 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,734,873)	6,734,873
	Total Investments — 100.1% (Identified Cost $193,016,098)	226,217,244
	Other assets less liabilities — (0.1)%	(235,784)
	Net Assets — 100.0%	$225,981,460

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 6

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,471,459,452	$238,174,017	$193,016,098
Net unrealized appreciation	457,695,009	87,382,454	33,201,146
Investments at value	1,929,154,461	325,556,471	226,217,244
Cash	—	4,810	—
Receivable for Fund shares sold	1,599,729	247,160	16,610
Receivable for securities sold	2,407,751	1,285,893	223,664
Dividends and interest receivable	9,282	221,834	19,480
Prepaid expenses	691	691	691
TOTAL ASSETS	1,933,171,914	327,316,859	226,477,689
LIABILITIES
Payable for securities purchased	4,952,496	1,085,390	166,667
Payable for Fund shares redeemed	1,856,397	24,980	74,760
Management fees payable (Note 5)	1,268,973	193,821	136,433
Deferred Trustees’ fees (Note 5)	379,552	332,849	56,884
Administrative fees payable (Note 5)	72,183	11,914	8,260
Payable to distributor (Note 5d)	10,054	1,504	329
Audit and tax services fees payable	27,202	28,183	27,505
Other accounts payable and accrued expenses	114,906	39,253	25,391
TOTAL LIABILITIES	8,681,763	1,717,894	496,229
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$1,924,490,151	$325,598,965	$225,981,460
NET ASSETS CONSIST OF:
Paid-in capital	$1,346,147,660	$227,270,007	$194,459,077
Accumulated earnings	578,342,491	98,328,958	31,522,383
NET ASSETS	$1,924,490,151	$325,598,965	$225,981,460
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$898,564,841	$168,464,633	$121,867,228
Shares of beneficial interest	31,871,234	8,115,616	8,364,588
Net asset value, offering and redemption price per share	$28.19	$20.76	$14.57
Retail Class:
Net assets	$39,258,762	$64,641,193	$—
Shares of beneficial interest	1,652,578	3,264,261	—
Net asset value, offering and redemption price per share	$23.76	$19.80	$—
Admin Class shares:
Net assets	$—	$5,061,278	$—
Shares of beneficial interest	—	296,198	—
Net asset value, offering and redemption price per share	$—	$17.09	$—
Class N shares:
Net assets	$986,666,548	$87,431,861	$104,114,232
Shares of beneficial interest	34,214,684	4,210,638	7,139,104
Net asset value, offering and redemption price per share	$28.84	$20.76	$14.58

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
7 |

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,043,852	$3,274,011	$346,615
Interest	806,480	74,428	68,135
Less net foreign taxes withheld	—	(9,334)	(486)
	3,850,332	3,339,105	414,264
Expenses
Management fees (Note 5)	7,999,028	1,241,033	893,853
Service and distribution fees (Note 5)	53,943	96,949	—
Administrative fees (Note 5)	450,823	69,952	50,380
Trustees' fees and expenses (Note 5)	55,626	26,758	15,658
Transfer agent fees and expenses (Notes 5, 6 and 7)	643,077	111,657	23,573
Audit and tax services fees	23,650	23,980	23,660
Custodian fees and expenses	26,686	5,390	4,354
Legal fees	35,161	5,254	4,798
Registration fees	43,638	48,778	9,368
Shareholder reporting expenses	60,015	16,156	8,804
Miscellaneous expenses	50,059	26,656	26,389
Total expenses	9,441,706	1,672,563	1,060,837
Less waiver and/or expense reimbursement (Note 5)	—	(107,075)	(56,694)
Less expense offset (Note 7)	(2,526)	(1,030)	(141)
Net expenses	9,439,180	1,564,458	1,004,002
Net investment income (loss)	(5,588,848)	1,774,647	(589,738)
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain on:
Investments	153,913,788	13,769,179	9,780,697
Foreign currency transactions (Note 2c)	—	18	—
Net change in unrealized appreciation (depreciation) on:
Investments	(119,226,168)	(3,346,356)	(6,391,510)
Foreign currency translations (Note 2c)	—	3	—
Net realized and unrealized gain on Investments and Foreign currency transactions	34,687,620	10,422,844	3,389,187
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,098,772	$12,197,491	$2,799,449
See accompanying notes to financial statements.
| 8

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income (loss)	$(5,588,848)	$(11,428,123)	$1,774,647	$3,447,660
Net realized gain on investments and foreign currency transactions	153,913,788	149,520,315	13,769,197	47,977,087
Net change in unrealized depreciation on investments and foreign currency translations	(119,226,168)	(44,325,139)	(3,346,353)	(36,262,763)
Net increase in net assets resulting from operations	29,098,772	93,767,053	12,197,491	15,161,984
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(71,138,379)	(35,787,267)	(24,991,048)	(21,096,727)
Retail Class	(3,414,865)	(2,109,388)	(10,779,170)	(7,289,985)
Admin Class	—	—	(867,321)	(573,188)
Class N	(75,348,617)	(44,089,699)	(12,670,422)	(8,798,229)
Total distributions	(149,901,861)	(81,986,354)	(49,307,961)	(37,758,129)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(162,418,472)	(162,382,274)	24,123,021	(31,778,545)
Net decrease in net assets	(283,221,561)	(150,601,575)	(12,987,449)	(54,374,690)
NET ASSETS
Beginning of the period	2,207,711,712	2,358,313,287	338,586,414	392,961,104
End of the period	$1,924,490,151	$2,207,711,712	$325,598,965	$338,586,414
See accompanying notes to financial statements.
9 |

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment loss	$(589,738)	$(992,774)
Net realized gain on investments	9,780,697	9,236,136
Net change in unrealized appreciation (depreciation) on investments	(6,391,510)	7,639,335
Net increase in net assets resulting from operations	2,799,449	15,882,697
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(27,424,471)	27,533,823
Net increase (decrease) in net assets	(24,625,022)	43,416,520
NET ASSETS
Beginning of the period	250,606,482	207,189,962
End of the period	$225,981,460	$250,606,482
See accompanying notes to financial statements.
| 10

Financial Highlights
For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$29.98	$29.66	$24.79	$22.88	$36.57	$28.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.16)	(0.13)	(0.12)	(0.15)(b)	(0.26)
Net realized and unrealized gain (loss)	0.44	1.54	5.61	2.75	(7.06)	8.94
Total from Investment Operations	0.35	1.38	5.48	2.63	(7.21)	8.68
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.14)	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$28.19	$29.98	$29.66	$24.79	$22.88	$36.57
Total return	1.12%(c)	4.78%	22.41%	11.64%	(24.77)%(b)	30.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$898,565	$1,032,812	$1,022,187	$974,539	$883,458	$1,299,777
Net expenses	0.94%(d)	0.93%	0.94%	0.94%	0.93%	0.92%
Gross expenses	0.94%(d)	0.94%	0.94%	0.94%	0.93%	0.92%
Net investment loss	(0.58)%(d)	(0.57)%	(0.49)%	(0.50)%	(0.51)%(b)	(0.72)%
Portfolio turnover rate	19%	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
11 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund – Retail Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.63	$25.56	$21.49	$19.98	$32.79	$25.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.20)	(0.17)	(0.16)	(0.19)(b)	(0.30)
Net realized and unrealized gain (loss)	0.37	1.33	4.85	2.39	(6.14)	8.04
Total from Investment Operations	0.27	1.13	4.68	2.23	(6.33)	7.74
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.14)	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$23.76	$25.63	$25.56	$21.49	$19.98	$32.79
Total return	1.03%(c)	4.52%	22.13%	11.32%	(24.94)%(b)	30.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$39,259	$46,566	$56,136	$62,965	$62,909	$105,027
Net expenses	1.19%(d)	1.18%	1.19%	1.19%	1.18%	1.17%
Gross expenses	1.19%(d)	1.18%	1.19%	1.19%	1.18%	1.17%
Net investment loss	(0.83)%(d)	(0.82)%	(0.75)%	(0.75)%	(0.76)%(b)	(0.92)%
Portfolio turnover rate	19%	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 12

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund– Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$30.60	$30.22	$25.21	$23.23	$37.01	$28.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.13)	(0.10)	(0.10)	(0.11)(b)	(0.22)
Net realized and unrealized gain (loss)	0.45	1.57	5.72	2.80	(7.19)	9.04
Total from Investment Operations	0.38	1.44	5.62	2.70	(7.30)	8.82
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.14)	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$28.84	$30.60	$30.22	$25.21	$23.23	$37.01
Total return	1.23%(c)	4.86%	22.60%	11.77%	(24.69)%(b)	30.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$986,667	$1,128,334	$1,279,991	$1,154,817	$1,030,728	$1,475,139
Net expenses	0.82%(d)	0.82%	0.83%	0.83%	0.82%	0.82%
Gross expenses	0.82%(d)	0.82%	0.83%	0.83%	0.82%	0.82%
Net investment loss	(0.46)%(d)	(0.46)%	(0.38)%	(0.38)%	(0.39)%(b)	(0.62)%
Portfolio turnover rate	19%	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$23.43	$24.69	$24.17	$22.57	$32.05	$22.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.23 (b)	0.08	0.08	0.13	0.04
Net realized and unrealized gain (loss)	0.72	0.90	4.96	4.37	(4.18)	11.79
Total from Investment Operations	0.84	1.13	5.04	4.45	(4.05)	11.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.07)	(0.05)	(0.13)	(0.05)	(0.13)
Net realized capital gains	(3.26)	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(3.51)	(2.39)	(4.52)	(2.85)	(5.43)	(2.12)
Net asset value, end of the period	$20.76	$23.43	$24.69	$24.17	$22.57	$32.05
Total return(c)	3.95%(d)	5.10%(b)	22.68%	20.73%	(16.18)%	55.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$168,465	$178,918	$217,845	$201,632	$276,020	$378,856
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.97%(f)	0.96%	0.96%	0.96%	0.93%	0.94%
Net investment income	1.12%(f)	0.99%(b)	0.33%	0.34%	0.48%	0.12%
Portfolio turnover rate	21%	36%	25%	26%	28%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 4.42% and the ratio of net investment income to average net assets would have been 0.38%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Retail Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$22.49	$23.78	$23.44	$21.95	$31.33	$21.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.17 (b)	0.02	0.02	0.06	(0.04)
Net realized and unrealized gain (loss)	0.68	0.87	4.79	4.26	(4.06)	11.55
Total from Investment Operations	0.77	1.04	4.81	4.28	(4.00)	11.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.01)	—	(0.07)	—	(0.06)
Net realized capital gains	(3.26)	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(3.46)	(2.33)	(4.47)	(2.79)	(5.38)	(2.05)
Net asset value, end of the period	$19.80	$22.49	$23.78	$23.44	$21.95	$31.33
Total return(c)	3.77%(d)	4.88%(b)	22.34%	20.47%	(16.40)%	54.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$64,641	$68,709	$77,031	$68,979	$63,738	$92,036
Net expenses(e)	1.15%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.22%(f)	1.21%	1.21%	1.21%	1.18%	1.19%
Net investment income (loss)	0.87%(f)	0.78%(b)	0.08%	0.09%	0.23%	(0.12)%
Portfolio turnover rate	21%	36%	25%	26%	28%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 4.18% and the ratio of net investment income to average net assets would have been 0.13%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Admin Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$19.85	$21.31	$21.47	$20.31	$29.44	$20.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.11 (b)	(0.04)	(0.03)	(0.01)	(0.10)
Net realized and unrealized gain (loss)	0.60	0.75	4.35	3.92	(3.74)	10.88
Total from Investment Operations	0.66	0.86	4.31	3.89	(3.75)	10.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	—	—	(0.01)	—	—
Net realized capital gains	(3.26)	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(3.42)	(2.32)	(4.47)	(2.73)	(5.38)	(1.99)
Net asset value, end of the period	$17.09	$19.85	$21.31	$21.47	$20.31	$29.44
Total return(c)	3.70%(d)	4.59%(b)	22.02%	20.18%	(16.63)%	54.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,061	$5,137	$5,374	$5,812	$6,776	$9,440
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.47%(f)	1.46%	1.47%	1.46%	1.43%	1.43%
Net investment income (loss)	0.63%(f)	0.55%(b)	(0.18)%	(0.16)%	(0.02)%	(0.38)%
Portfolio turnover rate	21%	36%	25%	26%	28%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 3.91% and the ratio of net investment loss to average net assets would have been (0.12)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$23.45	$24.70	$24.18	$22.58	$32.07	$22.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.25 (b)	0.09	0.10	0.15	0.05
Net realized and unrealized gain (loss)	0.71	0.90	4.97	4.37	(4.19)	11.80
Total from Investment Operations	0.84	1.15	5.06	4.47	(4.04)	11.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.08)	(0.07)	(0.15)	(0.07)	(0.14)
Net realized capital gains	(3.26)	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(3.53)	(2.40)	(4.54)	(2.87)	(5.45)	(2.13)
Net asset value, end of the period	$20.76	$23.45	$24.70	$24.18	$22.58	$32.07
Total return	3.96%(c)(d)	5.20%(b)(c)	22.74%(c)	20.80%(c)	(16.16)%	55.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$87,432	$85,822	$92,711	$65,720	$75,168	$112,310
Net expenses	0.85%(e)(f)	0.85%(e)	0.85%(e)	0.85%(e)	0.84%	0.85%
Gross expenses	0.89%(f)	0.87%	0.88%	0.87%	0.84%	0.85%
Net investment income	1.17%(f)	1.08%(b)	0.39%	0.40%	0.53%	0.17%
Portfolio turnover rate	21%	36%	25%	26%	28%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 4.48% and the ratio of net investment income to average net assets would have been 0.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$14.43	$13.54	$10.76	$10.34	$15.25	$11.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.06)	(0.04)	(0.04)	(0.06)	(0.02)(b)
Net realized and unrealized gain (loss)	0.18	0.95	2.82	0.46	(3.37)	3.56
Total from Investment Operations	0.14	0.89	2.78	0.42	(3.43)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	—	(1.48)	(0.10)
Net asset value, end of the period	$14.57	$14.43	$13.54	$10.76	$10.34	$15.25
Total return(c)	0.97%(d)	6.57%	25.84%	4.06%	(25.43)%	30.00%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$121,867	$120,807	$102,457	$118,499	$106,566	$70,526
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.85%	0.84%(g)	0.84%(g)
Gross expenses	0.91%(f)	0.91%	0.95%	0.93%	0.91%	0.99%
Net investment loss	(0.50)%(f)	(0.44)%	(0.30)%	(0.37)%	(0.45)%	(0.14)%(b)
Portfolio turnover rate	27%	55%	74%	63%	50%	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes additional voluntary waiver of advisory fee of 0.01%.

See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund– Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$14.44	$13.55	$10.77	$10.35	$15.26	$11.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.06)	(0.04)	(0.04)	(0.05)	(0.01)(b)
Net realized and unrealized gain (loss)	0.18	0.95	2.82	0.46	(3.38)	3.56
Total from Investment Operations	0.14	0.89	2.78	0.42	(3.43)	3.55
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	—	(1.48)	(0.10)
Net asset value, end of the period	$14.58	$14.44	$13.55	$10.77	$10.35	$15.26
Total return(c)	0.97%(d)	6.57%	25.81%	4.06%	(25.41)%	30.08%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$104,114	$129,800	$104,733	$25,035	$46,814	$9,260
Net expenses(e)	0.83%(f)	0.83%	0.83%	0.83%	0.83%	0.83%
Gross expenses	0.87%(f)	0.88%	0.93%	0.92%	0.91%	1.00%
Net investment loss	(0.48)%(f)	(0.42)%	(0.32)%	(0.37)%	(0.44)%	(0.08)%(b)
Portfolio turnover rate	27%	55%	74%	63%	50%	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
19 |

Notes to Financial Statements
March 31, 2026 (Unaudited)
1.Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)
Loomis Sayles Funds II:
Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)
Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)
Each Fund is a diversified investment company.
Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 20

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of
21 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Funds may file tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, capital gain distributions received, passive foreign investment company adjustments and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, passive foreign investment company adjustments, capital gain distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$ —	$81,986,354	$81,986,354
Small Cap Value Fund	906,017	36,852,112	37,758,129
Small/Mid Cap Growth Fund	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$(9,195,941)
Late-year ordinary and post-October capital loss deferrals*	$(12,024,473)	$—	$(755,735)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund is deferring foreign currency losses and net operating losses and Small/Mid Cap Growth Fund is deferring net operating losses.

| 22

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
As of March 31, 2026, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,471,459,452	$238,174,017	$193,016,098
Gross tax appreciation	$553,014,454	$94,655,027	$49,236,961
Gross tax depreciation	(95,319,445)	(7,272,573)	(16,035,815)
Net tax appreciation	$457,695,009	$87,382,454	$33,201,146
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
23 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2026, at value:
Small Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,899,217,312	$ —	$ —	$1,899,217,312
Short-Term Investments	—	29,937,149	—	29,937,149
Total Investments	$1,899,217,312	$29,937,149	$—	$1,929,154,461

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$315,753,654	$ —	$ —	$315,753,654
Short-Term Investments	—	9,802,817	—	9,802,817
Total Investments	$315,753,654	$9,802,817	$—	$325,556,471

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$219,482,371	$ —	$ —	$219,482,371
Short-Term Investments	—	6,734,873	—	6,734,873
Total Investments	$219,482,371	$6,734,873	$—	$226,217,244

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended March 31, 2026, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
Small Cap Growth Fund	$401,141,794	$686,168,213
Small Cap Value Fund	69,940,442	98,066,243
Small/Mid Cap Growth Fund	63,076,284	90,643,863
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 24

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2026 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	0.95%	1.20%	— %	0.90%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	— %	— %	0.83%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended March 31, 2026, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$7,999,028	$ —	$7,999,028	0.75%	0.75%
Small Cap Value Fund	1,241,033	107,075	1,133,958	0.75%	0.69%
Small/Mid Cap Growth Fund	893,853	54,854	838,999	0.75%	0.70%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2027.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other
25 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended March 31, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$ —	$53,943	$ —
Small Cap Value Fund	6,453	84,043	6,453
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of
Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Small Cap Growth Fund	$450,823
Small Cap Value Fund	69,952
Small/Mid Cap Growth Fund	50,380
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$612,505
Small Cap Value Fund	96,682
Small/Mid Cap Growth Fund	19,537
| 26

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
As of March 31, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$10,054
Small Cap Value Fund	1,504
Small/Mid Cap Growth Fund	329
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
f. Affiliated Ownership. As of March 31, 2026, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Value Fund	0.66%	9.09%	9.75%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2027 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2026, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $1,840 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
27 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
For the six months ended March 31, 2026 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$602,882	$26,282	$ —	$11,387
Small Cap Value Fund	76,491	29,976	2,300	1,860
Small/Mid Cap Growth Fund	21,592	—	—	1,840
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2026, none of the Funds had borrowings under this agreement.
9.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of March 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Growth Fund	1	22.40%	—	22.40%
Small Cap Value Fund	4	28.40%	9.75%	38.15%
Small/Mid Cap Growth Fund	3	35.58%	—	35.58%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 28

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,753,654	$80,922,766	7,267,499	$207,858,386
Issued in connection with the reinvestment of distributions	2,339,038	65,960,871	1,139,434	33,191,733
Redeemed	(7,665,807)	(224,335,325)	(8,424,450)	(240,000,458)
Net change	(2,573,115)	$(77,451,688)	(17,517)	$1,049,661
Retail Class
Issued from the sale of shares	63,442	$1,591,170	168,644	$4,227,229
Issued in connection with the reinvestment of distributions	141,148	3,356,503	83,744	2,088,572
Redeemed	(369,043)	(9,476,118)	(631,211)	(15,318,849)
Net change	(164,453)	$(4,528,445)	(378,823)	$(9,003,048)
Class N
Issued from the sale of shares	1,921,678	$57,810,483	3,883,956	$113,931,959
Issued in connection with the reinvestment of distributions	2,592,495	74,767,571	1,462,258	43,429,061
Redeemed	(7,169,164)	(213,016,393)	(10,834,943)	(311,789,907)
Net change	(2,654,991)	$(80,438,339)	(5,488,729)	$(154,428,887)
Decrease from capital share transactions	(5,392,559)	$(162,418,472)	(5,885,069)	$(162,382,274)

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Small Cap Value Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	505,954	$11,376,878	1,455,248	$34,225,199
Issued in connection with the reinvestment of distributions	1,197,222	24,279,650	935,859	20,813,491
Redeemed	(1,223,143)	(27,390,677)	(3,579,155)	(80,322,622)
Net change	480,033	$8,265,851	(1,188,048)	$(25,283,932)
Retail Class
Issued from the sale of shares	430,906	$9,228,392	110,288	$2,473,959
Issued in connection with the reinvestment of distributions	555,320	10,750,990	340,525	7,280,424
Redeemed	(777,483)	(15,845,378)	(634,117)	(13,968,541)
Net change	208,743	$4,134,004	(183,304)	$(4,214,158)
Admin Class
Issued from the sale of shares	8,254	$154,200	20,928	$389,330
Issued in connection with the reinvestment of distributions	51,904	867,321	30,311	573,188
Redeemed	(22,742)	(411,955)	(44,608)	(863,390)
Net change	37,416	$609,566	6,631	$99,128
Class N
Issued from the sale of shares	259,409	$5,730,415	363,420	$8,163,079
Issued in connection with the reinvestment of distributions	624,774	12,670,422	395,604	8,798,229
Redeemed	(333,938)	(7,287,237)	(851,585)	(19,340,891)
Net change	550,245	$11,113,600	(92,561)	$(2,379,583)
Increase (decrease) from capital share transactions	1,276,437	$24,123,021	(1,457,282)	$(31,778,545)
29 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Small/Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	170,018	$2,503,180	1,039,600	$14,116,099
Redeemed	(178,950)	(2,663,056)	(232,450)	(3,128,468)
Net change	(8,932)	$(159,876)	807,150	$10,987,631
Class N
Issued from the sale of shares	51,258	$756,947	3,323,297	$45,375,712
Redeemed	(1,900,658)	(28,021,542)	(2,063,705)	(28,829,520)
Net change	(1,849,400)	$(27,264,595)	1,259,592	$16,546,192
Increase (decrease) from capital share transactions	(1,858,332)	$(27,424,471)	2,066,742	$27,533,823
| 30

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information. Effective after the close of business on June 5, 2026, the telephone number will be 800-225-5478 and the website address will be www.im.natixis.com.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/27
M-LSEFSA-0326

Semi-annual Financial Statements and Other Important Information
March 31, 2026

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.3% of Net Assets

Non-Convertible Bonds — 92.2%
	ABS Car Loan — 0.6%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,220,599
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,482,182
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,115,092
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,845,846
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,364,835
283,817	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	284,068
2,024,111	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	2,025,293
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,123,201
1,262,412	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	1,263,778
3,535,397	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	3,548,839
		45,273,733
	ABS Home Equity — 0.2%
216,176	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052(a)	215,774
395,828	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	377,545
2,906,652	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,882,375
26,606	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	25,201
239,870	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	224,258
27,887	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	27,762
2,871,869	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	2,873,754
182,626	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.534%, 10/25/2053(a)(b)	181,995
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,919,831
2,181,204	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,139,467
1,770,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	1,761,162
		15,629,124
	ABS Other — 1.8%
9,316,983	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	9,372,526
7,120,974	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	7,057,305
12,560,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	12,710,447
3,969,491	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	3,679,935
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,587,199
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$6,189,091	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	$6,261,546
1,377,106	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,378,214
1,742,832	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	1,767,767
1,209,988	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	1,217,000
25,886,125	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	25,645,472
4,319,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	4,193,894
4,713,554	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,476,457
8,010,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	8,078,733
3,910,432	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	3,889,776
6,317,417	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	5,992,060
4,866,654	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	4,895,897
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,139,119
1,941,977	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	1,829,146
4,205,103	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	4,235,679
5,050,286	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	5,149,135
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,245,205
		138,802,512
	ABS Residential Mortgage — 0.1%
6,478	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,134
5,423,262	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	5,380,579
2,919,154	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	2,902,825
		8,289,538
	ABS Student Loan — 0.3%
1,336,276	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,269,715
4,873,643	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	4,426,724
5,462,662	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	5,515,409
1,867,784	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,709,749
4,516,746	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 4.587%, 1/15/2053(a)(b)	4,484,368
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,266,609	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	$5,320,745
1,004,928	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	971,050
		23,697,760
	ABS Whole Business — 0.1%
11,625,600	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,847,309
	Aerospace & Defense — 0.6%
14,314,000	Boeing Co., 5.705%, 5/01/2040	14,336,504
5,305,000	Boeing Co., 6.298%, 5/01/2029	5,569,378
3,928,000	Boeing Co., 6.858%, 5/01/2054	4,323,058
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,211,549
18,563,000	Honeywell Aerospace, Inc., 5.852%, 3/16/2066(a)	18,413,144
		50,853,633
	Agency Commercial Mortgage-Backed Securities — 0.1%
4,010,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	4,020,300
	Airlines — 0.7%
8,630,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	8,583,261
13,522,147	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	13,502,617
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,635,700
5,571,000	United Airlines Holdings, Inc., 5.375%, 3/01/2031	5,455,773
13,149,469	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,540,402
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,144,033
		52,861,786
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051,	1,124,651
	Automotive — 1.7%
8,919,000	Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.375%, 4/15/2034(a)	8,657,156
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,185,376
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,280,403
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,724,924
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,494,366
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	6,005,912
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,356,140
11,635,000	Hyundai Capital America, 4.800%, 1/10/2033(a)	11,312,073
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,856,989
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,463,338
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,142,785
10,531,000	Lear Corp., 5.250%, 5/15/2049	9,372,749
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,093,538
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,606,690
31,285,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	33,080,084
		130,632,523
Principal Amount (‡)	Description	Value (†)

	Banking — 6.1%
$5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	$5,709,320
5,210,000	American Express Co., (fixed rate to 11/08/2035, variable rate thereafter), 5.412%, 2/08/2041	5,169,709
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,519,880
18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	18,674,572
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,098,597
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,433,305
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,758,257
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	24,197,311
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,992,535
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,396,335
10,379,000	BNP Paribas SA, (fixed rate to 1/15/2033, variable rate thereafter), 4.916%, 1/15/2034(a)	10,148,803
23,295,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	24,549,718
10,435,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,820,322
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,909,532
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,824,533
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,260,935
800,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	857,266
11,236,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	12,119,998
8,070,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	7,889,814
24,030,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	23,216,604
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,205,713
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,847,355
7,693,000	Huntington Bancshares, Inc., (fixed rate to 10/28/2035, variable rate thereafter), 5.605%, 1/28/2041	7,507,618
3,790,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,548,084
9,525,000	JPMorgan Chase & Co., (fixed rate to 1/22/2031, variable rate thereafter), 4.347%, 1/22/2032	9,390,577
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$4,885,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	$4,780,020
23,640,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,264,422
8,575,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	8,836,399
14,426,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,441,766
9,140,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,050,781
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,164,410
8,315,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	8,175,211
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,516,405
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,072,470
9,240,000	Norinchukin Bank, 4.683%, 3/10/2031(a)	9,134,472
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,611,729
6,255,000	Norinchukin Bank, 5.359%, 9/09/2035(a)	6,223,236
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,958,533
9,657,000	PNC Financial Services Group, Inc., (fixed rate to 1/25/2036, variable rate thereafter), 5.423%, 1/25/2041	9,460,466
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,720,814
16,635,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,108,854
13,520,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,746,102
10,315,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,092,098
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,091,648
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	657,497
1,415,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,493,396
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,260,219
3,344,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	3,245,360
5,615,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	5,610,351
16,095,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	16,020,654
7,470,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	7,276,841
		483,060,847
Principal Amount (‡)	Description	Value (†)

	Brokerage — 0.2%
$4,055,000	BGC Group, Inc., 6.150%, 4/02/2030	$4,124,315
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,028,012
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,383,813
6,600,000	Jefferies Financial Group, Inc., 5.500%, 2/15/2036	6,334,641
		14,870,781
	Building Materials — 0.0%
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	890,000
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	977,373
		1,867,373
	Cable Satellite — 0.2%
3,092,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,645,186
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,761,011
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	674,830
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,034,500
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,220,699
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,693,806
		19,030,032
	Chemicals — 0.9%
21,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	9,307,298
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	8,966,508
12,690,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	12,982,708
7,119,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	5,082,966
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	7,560,084
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,528,248
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,456,294
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	5,730,703
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,612,665
		74,227,474
	Collateralized Mortgage Obligations — 1.2%
18,807,548	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.112%, 10/25/2053(b)	19,085,690
21,412,311	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	22,285,719
16,038,000	Federal Home Loan Mortgage Corp. STRIPS, Series 431, Class LB, 4.000%, 4/25/2027	16,003,165
31,701,000	Federal Home Loan Mortgage Corp. STRIPS, Series 432, Class GA, 4.000%, 4/25/2027	31,636,457
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,191,632
36,505	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 10/20/2060(b)(c)	36,031
24,800	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.303%, 8/20/2062(b)(c)	24,553
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$8,327	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	$7,319
7,341	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,847
91,265	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	85,343
474,886	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	458,513
2,687	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.063%, 5/20/2063(b)(c)	2,553
		97,823,844
	Construction Machinery — 0.2%
5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	5,546,665
10,439,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	10,150,671
		15,697,336
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,964,984
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,585,857
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,868,212
		6,419,053
	Electric — 0.8%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,538,284
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,221,983
14,159,775	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	14,378,954
2,415,000	DPL LLC, 4.350%, 4/15/2029	2,317,888
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,804,212
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,478,002
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	722,090
11,532,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	11,375,446
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,912,305
6,037,000	WEC Energy Group, Inc., (fixed rate to 2/15/2031, variable rate thereafter), 5.625%, 5/15/2056	5,915,233
5,255,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	5,129,815
		65,794,212
	Finance Companies — 3.4%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,126,850
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,200,753
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,628,885
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,653,073
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,848,032
15,722,000	ARES Capital Corp., 5.800%, 3/08/2032	15,511,944
15,925,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,357,556
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,255,109
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,156,771
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	$13,291,780
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	8,960,939
5,479,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	5,451,612
12,803,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028	12,653,452
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,368,567
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,644,191
3,505,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	3,456,622
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,380,704
16,100,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	15,444,654
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,693,916
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,609,541
5,663,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	5,491,595
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030	7,376,420
3,100,000	Navient Corp., 4.875%, 3/15/2028	2,925,951
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,748,311
16,425,000	OneMain Finance Corp., 6.625%, 5/15/2029	16,440,949
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030	5,378,304
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,888,104
8,658,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	8,549,729
4,805,000	Takeoff Merger Sub, Inc., 5.500%, 3/24/2036(a)	4,733,448
		264,227,762
	Financial Other — 0.0%
2,310,000	Atlas Warehouse Lending Co. LP, 5.250%, 1/15/2033(a)	2,237,168
	Food & Beverage — 0.6%
13,933,000	BRF SA, 5.750%, 9/21/2050(a)	10,829,703
22,485,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 7.250%, 11/15/2053	24,737,637
11,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,986,378
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,461,685
		47,015,403
	Gaming — 0.2%
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,862,120
	Government Owned - No Guarantee — 1.3%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,263,780
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	16,728,922
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,404,400
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,320,815
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,261,717
2,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	1,795,697
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,688,794
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	6,981,407
11,020,000	OCP SA, 6.750%, 5/02/2034(a)	11,457,384
11,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	6,571,151
12,985,000	Saudi Arabian Oil Co., 5.000%, 2/02/2036(a)	12,470,819
7,454,000	Saudi Arabian Oil Co., 6.000%, 2/02/2056(a)	7,020,774
2,246,000	Tennessee Valley Authority, 4.625%, 9/15/2060	1,977,976
		102,943,636
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	7,894,270
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.3%
$12,055,000	HCA, Inc., 4.625%, 3/15/2052	$9,623,422
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,319,857
10,445,000	HCA, Inc., 5.750%, 3/01/2035	10,739,059
		24,682,338
	Home Construction — 0.0%
1,398,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	1,399,223
	Independent Energy — 1.1%
19,455,000	Aker BP ASA, 5.250%, 10/30/2035(a)	18,919,150
16,297,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	16,538,668
7,952,000	Devon Energy Corp., 4.500%, 1/15/2030	7,926,626
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,761,449
1,358,000	EQT Corp., 3.900%, 10/01/2027	1,341,447
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,912,308
10,855,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,124,055
2,592,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	2,634,379
12,268,000	SM Energy Co., 6.750%, 8/01/2029(a)	12,453,823
6,185,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,315,466
618,000	SM Energy Co., 8.625%, 11/01/2030(a)	652,043
2,275,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,292,768
		83,872,182
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	2,974,673
	Life Insurance — 0.4%
13,471,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	13,404,083
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,597,905
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,713,254
10,540,000	RLGH Finance Bermuda Ltd., 6.750%, 7/02/2035	10,842,534
		30,557,776
	Media Entertainment — 0.7%
14,589,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	14,999,770
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,818,650
2,955,000	Meta Platforms, Inc., 4.875%, 11/15/2035	2,898,978
3,985,000	Meta Platforms, Inc., 5.625%, 11/15/2055	3,735,501
11,690,000	Meta Platforms, Inc., 5.750%, 11/15/2065	10,857,715
3,840,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	3,978,603
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,125,223
12,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,201,965
		58,616,405
	Metals & Mining — 1.0%
11,925,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,168,210
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,546,926
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,422,448
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,915,544
5,864,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	5,540,568
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	10,834,707
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,094,938
21,682,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	19,702,433
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	$6,778,281
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	742,583
		78,746,638
	Midstream — 0.8%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	502,739
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,188,303
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,075
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,763,755
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,909,483
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,445,907
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	963,280
2,442,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 1/15/2031	2,434,568
4,070,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	4,083,189
12,415,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	10,970,482
4,648,000	Targa Resources Corp., 4.350%, 4/15/2031	4,550,198
3,510,000	Targa Resources Corp., 5.500%, 2/15/2035	3,541,217
4,535,000	Targa Resources Corp., 6.050%, 5/15/2056	4,384,399
4,955,000	Transcontinental Gas Pipe Line Co. LLC, 5.100%, 3/15/2036(a)	4,911,260
4,021,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,419,899
4,030,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,516,735
		62,696,489
	Mortgage Related — 21.5%
6,152,426	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	4,962,310
6,243,080	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,035,424
20,587,273	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	16,593,728
30,425,690	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	24,646,052
4,268,087	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,444,106
38,717,544	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2053	34,036,666
6,540,766	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2048	6,045,686
655,046	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	632,718
339,966	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	327,129
2,179	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,100
224,262	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	214,959
9,239,714	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	8,762,963
943,981	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	894,525
8,635,093	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,178,638
4,779,293	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,540,957
3,866,171	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,659,694
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,163,034	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	$3,930,027
426,785	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	422,899
67,930	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	66,168
168,456	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	165,266
16,805	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,565
619,102	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	611,550
354,212	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	346,460
3,328,371	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,232,983
2,213,968	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,145,093
1,035,774	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,040,220
916,016	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	921,850
642,686	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	645,445
1,898,568	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	1,902,813
4,920,327	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	4,945,544
8,483,574	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	8,434,952
23,562,040	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,486,336
9,059,870	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,018,210
8,137,529	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,111,383
7,004,049	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	6,945,970
1,078,917	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,092,854
1,040,802	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,058,939
875,525	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	892,341
2,155,029	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,192,367
1,150,180	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,165,749
14,481,855	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	14,591,603
860,501	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	875,690
530,028	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	539,588
455,682	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	464,957
13,051,081	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,386,888
2,311	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,392
2,688,230	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,770,948
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,304,104	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	$2,375,005
1,940,459	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,998,503
1,112,197	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,138,993
1,039,110	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,071,084
724,955	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	744,703
669,524	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	686,569
635,838	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	649,331
4,772,362	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,882,539
676,371	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	694,712
445,219	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	461,711
3,048,298	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,144,016
981,159	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,021,833
4,493,541	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	4,692,122
1,075,496	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,097,510
4,552,864	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	4,830,417
5,371,603	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	5,598,719
6,439,085	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	6,711,313
13,300,862	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	14,153,852
5,448,404	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,797,804
4,316,297	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	4,593,096
6,502,672	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	6,919,689
330,910	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	349,679
5,097,165	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	5,393,393
4,926,898	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	5,300,846
4,750,174	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	5,086,809
1,299,434	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,398,066
196,025	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	207,500
159,410	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	168,304
2,486,794	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,644,257
1,715,352	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,823,969
4,280,185	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	4,605,081
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$3,241,191	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	$3,498,256
102,927	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	108,802
7,873,854	Federal National Mortgage Association, 1.500%, 12/01/2050	6,104,725
32,231,943	Federal National Mortgage Association, 1.500%, 3/01/2051	24,902,092
2,691,685	Federal National Mortgage Association, 1.500%, 3/01/2051	2,085,213
4,166,616	Federal National Mortgage Association, 1.500%, 9/01/2051	3,225,505
6,474,578	Federal National Mortgage Association, 1.500%, 10/01/2051	5,002,073
41,989,420	Federal National Mortgage Association, 2.000%, 5/01/2037	38,630,525
11,086,216	Federal National Mortgage Association, 2.000%, 12/01/2050	8,941,900
6,980,937	Federal National Mortgage Association, 2.000%, 12/01/2050	5,630,624
5,235,212	Federal National Mortgage Association, 2.000%, 12/01/2050	4,233,175
27,357,629	Federal National Mortgage Association, 2.000%, 1/01/2051	22,065,755
1,719,715	Federal National Mortgage Association, 2.000%, 2/01/2051	1,386,122
1,334,891	Federal National Mortgage Association, 2.000%, 11/01/2051	1,081,482
18,407,204	Federal National Mortgage Association, 2.000%, 12/01/2051	14,908,051
1,395,031	Federal National Mortgage Association, 2.000%, 1/01/2052	1,129,473
23,160,136	Federal National Mortgage Association, 2.000%, 2/01/2052	18,739,005
23,023,221	Federal National Mortgage Association, 2.000%, 2/01/2052	18,581,959
6,529,708	Federal National Mortgage Association, 2.000%, 2/01/2052	5,278,224
14,701,809	Federal National Mortgage Association, 2.000%, 3/01/2052	11,863,562
13,619,813	Federal National Mortgage Association, 2.000%, 3/01/2052	11,020,013
69,939,392	Federal National Mortgage Association, 2.000%, 6/01/2052	56,431,618
16,540,050	Federal National Mortgage Association, 2.500%, 1/01/2052	13,920,555
6,432,435	Federal National Mortgage Association, 2.500%, 9/01/2061	5,289,285
32,924,177	Federal National Mortgage Association, 2.500%, 12/01/2061	27,072,995
127,946,472	Federal National Mortgage Association, 2.500%, 3/01/2062	105,208,398
71,340,393	Federal National Mortgage Association, 2.500%, 3/01/2062	58,713,714
44,183,965	Federal National Mortgage Association, 2.500%, 3/01/2062	36,331,653
27,213,124	Federal National Mortgage Association, 2.500%, 3/01/2062	22,396,619
26,072,310	Federal National Mortgage Association, 2.500%, 3/01/2062	21,438,665
58,036,191	Federal National Mortgage Association, 2.500%, 4/01/2062	47,764,249
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$26,820,427	Federal National Mortgage Association, 2.500%, 5/01/2062	$22,073,426
72,439,111	Federal National Mortgage Association, 2.500%, 6/01/2062	59,564,643
37,000,786	Federal National Mortgage Association, 2.500%, 12/01/2062	30,424,467
25,367,640	Federal National Mortgage Association, 2.500%, 9/01/2063	20,858,627
9,868,034	Federal National Mortgage Association, 2.500%, 9/01/2063	8,114,008
27,098,127	Federal National Mortgage Association, 3.000%, 6/01/2052	23,822,014
42,010,645	Federal National Mortgage Association, 3.000%, 9/01/2062	36,194,640
5,804,790	Federal National Mortgage Association, 3.000%, 3/01/2063	5,001,144
23,456,222	Federal National Mortgage Association, 3.000%, 6/01/2063	20,208,839
18,925,640	Federal National Mortgage Association, 3.000%, 6/01/2063	16,305,566
7,043,456	Federal National Mortgage Association, 3.000%, 6/01/2064	6,068,274
6,527,007	Federal National Mortgage Association, 3.500%, 8/01/2049	6,032,965
4,721,148	Federal National Mortgage Association, 3.500%, 5/01/2052	4,295,084
22,613,047	Federal National Mortgage Association, 3.500%, 6/01/2062	20,459,370
9,905,449	Federal National Mortgage Association, 3.500%, 9/01/2062	8,924,898
32,301,746	Federal National Mortgage Association, 3.500%, 12/01/2062	29,103,910
26,278,508	Federal National Mortgage Association, 3.500%, 12/01/2062	23,676,945
17,382,121	Federal National Mortgage Association, 3.500%, 6/01/2063	15,710,332
4,357,408	Federal National Mortgage Association, 3.500%, 12/01/2063	3,938,188
23,650,950	Federal National Mortgage Association, 3.500%, 6/01/2064	21,383,091
2,262,759	Federal National Mortgage Association, 4.000%, 9/01/2041	2,185,393
1,124,058	Federal National Mortgage Association, 4.000%, 8/01/2042	1,085,157
251,774	Federal National Mortgage Association, 4.000%, 11/01/2044	242,542
600,590	Federal National Mortgage Association, 4.000%, 2/01/2045	577,683
372,094	Federal National Mortgage Association, 4.000%, 4/01/2047	356,442
268,544	Federal National Mortgage Association, 4.000%, 4/01/2047	257,540
774,412	Federal National Mortgage Association, 4.000%, 11/01/2047	738,807
272,136	Federal National Mortgage Association, 4.000%, 12/01/2047	259,794
400,908	Federal National Mortgage Association, 4.000%, 3/01/2048	380,735
765,851	Federal National Mortgage Association, 4.000%, 6/01/2048	727,315
93,934	Federal National Mortgage Association, 4.000%, 2/01/2050	89,453
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$6,780,137	Federal National Mortgage Association, 4.000%, 6/01/2052	$6,426,062
4,195,290	Federal National Mortgage Association, 4.000%, 7/01/2052	3,975,202
4,058,818	Federal National Mortgage Association, 4.000%, 8/01/2052	3,842,869
1,349,267	Federal National Mortgage Association, 4.000%, 11/01/2052	1,275,257
28,077	Federal National Mortgage Association, 4.500%, 8/01/2043	27,340
84,506	Federal National Mortgage Association, 4.500%, 3/01/2044	83,318
74,689	Federal National Mortgage Association, 4.500%, 5/01/2044	73,638
1,097,839	Federal National Mortgage Association, 4.500%, 1/01/2045	1,083,093
112,341	Federal National Mortgage Association, 4.500%, 1/01/2045	109,290
418,623	Federal National Mortgage Association, 4.500%, 7/01/2045	406,764
221,072	Federal National Mortgage Association, 4.500%, 8/01/2045	217,036
119,372	Federal National Mortgage Association, 4.500%, 8/01/2045	117,768
268,791	Federal National Mortgage Association, 4.500%, 10/01/2045	263,914
499,433	Federal National Mortgage Association, 4.500%, 11/01/2045	492,720
353,010	Federal National Mortgage Association, 4.500%, 3/01/2046	348,469
12,748	Federal National Mortgage Association, 4.500%, 7/01/2046	12,576
309,097	Federal National Mortgage Association, 4.500%, 9/01/2046	304,294
223,214	Federal National Mortgage Association, 4.500%, 2/01/2047	219,087
528,609	Federal National Mortgage Association, 4.500%, 5/01/2047	516,148
301,917	Federal National Mortgage Association, 4.500%, 7/01/2048	296,552
1,140,097	Federal National Mortgage Association, 4.500%, 8/01/2048	1,121,369
258,716	Federal National Mortgage Association, 4.500%, 10/01/2049	252,896
7,956,760	Federal National Mortgage Association, 4.500%, 3/01/2053	7,676,721
9,408,484	Federal National Mortgage Association, 4.500%, 4/01/2053	9,113,409
21,417,000	Federal National Mortgage Association, TBA, 4.500%, 5/01/2056(d)	20,648,285
1,119,011	Federal National Mortgage Association, 5.000%, 7/01/2048	1,125,195
508,365	Federal National Mortgage Association, 5.000%, 8/01/2048	510,965
289,470	Federal National Mortgage Association, 5.000%, 9/01/2048	290,059
2,011,274	Federal National Mortgage Association, 5.000%, 1/01/2049	2,017,916
752,701	Federal National Mortgage Association, 5.000%, 3/01/2049	755,154
3,123,974	Federal National Mortgage Association, 5.000%, 5/01/2053	3,129,221
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,861,324	Federal National Mortgage Association, 5.500%, 4/01/2050	$1,900,911
857,618	Federal National Mortgage Association, 5.500%, 7/01/2053	865,578
624,208	Federal National Mortgage Association, 5.500%, 7/01/2053	632,024
10,732	Federal National Mortgage Association, 6.000%, 8/01/2034	11,103
45,598	Federal National Mortgage Association, 6.000%, 1/01/2037	47,521
1,153,320	Federal National Mortgage Association, 6.000%, 5/01/2049	1,202,342
1,925,402	Federal National Mortgage Association, 6.000%, 5/01/2053	1,984,395
1,360,186	Federal National Mortgage Association, 6.000%, 5/01/2053	1,403,066
967,316	Federal National Mortgage Association, 6.000%, 5/01/2053	996,955
860,716	Federal National Mortgage Association, 6.000%, 5/01/2053	889,410
870,705	Federal National Mortgage Association, 6.000%, 6/01/2053	894,314
783,149	Federal National Mortgage Association, 6.000%, 6/01/2053	807,267
7,973,027	Federal National Mortgage Association, 6.000%, 7/01/2053	8,150,595
2,489,773	Federal National Mortgage Association, 6.000%, 7/01/2053	2,566,051
1,034,145	Federal National Mortgage Association, 6.000%, 7/01/2053	1,063,698
627,593	Federal National Mortgage Association, 6.000%, 7/01/2053	650,224
425,221	Federal National Mortgage Association, 6.000%, 7/01/2053	436,751
1,289,681	Federal National Mortgage Association, 6.000%, 8/01/2053	1,328,492
1,234,487	Federal National Mortgage Association, 6.000%, 8/01/2053	1,267,962
876,053	Federal National Mortgage Association, 6.000%, 8/01/2053	904,022
2,846,837	Federal National Mortgage Association, 6.000%, 1/01/2056	2,906,589
717	Federal National Mortgage Association, 6.500%, 1/01/2029	741
3,436,104	Federal National Mortgage Association, 6.500%, 8/01/2053	3,602,031
2,387,875	Federal National Mortgage Association, 6.500%, 8/01/2053	2,534,141
16,521,242	Federal National Mortgage Association, 6.500%, 7/01/2054	17,479,100
7,806,873	Federal National Mortgage Association, 6.500%, 9/01/2055	8,074,069
4,353	Federal National Mortgage Association, 7.000%, 10/01/2030	4,571
2,909	Federal National Mortgage Association, 7.000%, 10/01/2030	3,054
665,208	Federal National Mortgage Association, 7.000%, 10/01/2053	703,238
284,863	Federal National Mortgage Association, 7.000%, 10/01/2053	300,745
1,111,214	Federal National Mortgage Association, 7.000%, 11/01/2053	1,172,584
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,466,671	Federal National Mortgage Association, 7.000%, 3/01/2054	$1,543,654
6,575,085	Federal National Mortgage Association, 7.000%, 6/01/2055	6,919,494
4,527,749	Federal National Mortgage Association, 7.000%, 6/01/2055	4,872,271
2,702	Federal National Mortgage Association, 7.500%, 7/01/2030	2,766
1,552	Federal National Mortgage Association, 7.500%, 2/01/2032	1,573
196,527	Federal National Mortgage Association, 8.000%, 1/01/2054	210,739
12,122,000	Government National Mortgage Association, TBA, 5.000%, 4/01/2056(d)	12,004,445
9,784,000	Government National Mortgage Association, TBA, 5.000%, 5/20/2056(d)	9,669,627
57,872	Government National Mortgage Association, 5.500%, 4/15/2038	60,279
3,035	Government National Mortgage Association, 6.000%, 1/15/2029	3,076
3,095	Government National Mortgage Association, 6.000%, 4/15/2038	3,252
23,851,000	Government National Mortgage Association, TBA, 6.000%, 4/01/2056(d)	24,251,845
1,103	Government National Mortgage Association, 6.500%, 1/15/2029	1,113
1,649	Government National Mortgage Association, 6.500%, 2/15/2031	1,693
1,247	Government National Mortgage Association, 6.500%, 9/15/2032	1,274
1,111	Government National Mortgage Association, 6.500%, 9/15/2032	1,145
159	Government National Mortgage Association, 7.500%, 7/15/2030	162
8,455,000	Uniform Mortgage-Backed Security, TBA, 1.500%, 4/01/2056(d)	6,522,900
69,218,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 4/01/2056(d)	60,785,825
17,122,000	Uniform Mortgage-Backed Security, TBA, 4.500%, 4/01/2056(d)	16,522,827
21,893,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 5/01/2041(d)	22,032,338
31,246,000	Uniform Mortgage-Backed Security, TBA, 5.000%, 4/01/2056(d)	30,812,513
42,375,000	Uniform Mortgage-Backed Security, TBA, 5.500%, 5/01/2056(d)	42,512,241
		1,699,941,892
	Natural Gas — 0.1%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,564,253
3,369,000	Sempra, 5.250%, 3/15/2036	3,321,514
		5,885,767
	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,505,674
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,220,637
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,994,575
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,786,128
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.198%, 12/15/2038(a)(b)	$7,093,399
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,420,581
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,651,901
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,194,936
531,409	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.795%, 7/10/2046(a)(b)	527,234
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,934,041
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,408,100
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,179,402
1,985,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	1,985,000
5,800,426	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	5,800,427
4,286,917	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.558%, 8/10/2044(a)(b)	4,180,184
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,224,877
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	7,162,050
2,980,057	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.960%, 6/15/2044(a)(b)	2,929,694
		107,198,840
	Oil Field Services — 0.0%
3,583,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.650%, 6/15/2033	3,526,479
	Other REITs — 0.4%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,302,157
6,226,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	6,155,022
11,436,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	11,293,060
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,118,245
		28,868,484
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,529,876
10,968,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	10,909,979
		17,439,855
	Pharmaceuticals — 0.2%
11,526,000	Amgen, Inc., 5.750%, 3/02/2063	11,086,918
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,735,451
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	$2,273,343
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,247,240
		19,342,952
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,256,433
6,815,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,663,917
		22,920,350
	Refining — 0.0%
1,275,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	893,366
	Retailers — 0.7%
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,671,691
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,290,460
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	9,957,875
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,111,338
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,877,583
13,950,000	MercadoLibre, Inc., 4.900%, 1/15/2033	13,534,290
		54,443,237
	Sovereigns — 1.1%
21,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	22,137,504
2,931,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,067,409
19,865,000	Dominican Republic International Bonds, 5.750%, 3/17/2034(a)	18,911,480
12,845,000	Mexico Government International Bonds, 5.375%, 3/22/2033	12,543,142
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,435,901
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,226,238
8,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	8,812,149
		86,133,823
	Supermarkets — 0.1%
7,245,000	Kroger Co., 5.500%, 9/15/2054	6,728,275
	Technology — 2.3%
4,486,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(a)	4,565,837
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,401,629
16,085,000	Broadcom, Inc., 4.600%, 1/15/2033	15,840,040
5,640,000	Broadcom, Inc., 5.700%, 1/15/2056	5,610,749
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,552,288
3,374,000	Equifax, Inc., 7.000%, 7/01/2037	3,726,412
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,324,167
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	15,915,704
9,801,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,203,560
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,030,946
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,263,463
3,170,000	Micron Technology, Inc., 5.650%, 11/01/2032	3,346,348
12,565,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,378,425
2,265,000	Micron Technology, Inc., 6.050%, 11/01/2035	2,444,031
15,026,000	Oracle Corp., 4.100%, 3/25/2061	9,239,556
19,100,000	Oracle Corp., 4.800%, 9/26/2032	18,189,845
17,629,000	Oracle Corp., 6.550%, 2/04/2046	16,447,082
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$7,074,000	Oracle Corp., 6.850%, 2/04/2066	$6,503,284
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,381
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	7,029,676
13,135,000	TD SYNNEX Corp., 5.300%, 10/10/2035	12,725,504
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,867,903
6,815,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	6,425,639
		183,070,469
	Treasuries — 37.4%
492,280(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	79,795,732
3,145,824(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	17,546,793
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	103,488,923
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	161,417,603
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	52,459,901
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	51,252,338
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	38,665,467
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,336,989
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	27,203,385
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,092,477
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	63,981,207
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,352,867
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	86,059,795
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	21,870,499
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	29,444,140
52,649,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	49,185,683
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,560,284
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	5,941,170
37,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	35,822,691
49,360,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	47,586,125
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,400,294
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,255,752
34,686,000	U.S. Treasury Bonds, 4.750%, 2/15/2056	33,829,689
225,132,184	U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/2030	223,111,533
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,555,639
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,061,491
18,801,400	U.S. Treasury Notes, 3.125%, 8/31/2029	18,358,539
8,044,000	U.S. Treasury Notes, 3.375%, 2/29/2028	7,980,528
147,004,900	U.S. Treasury Notes, 3.375%, 5/15/2033	140,039,395
2,119,000	U.S. Treasury Notes, 3.500%, 1/31/2028	2,106,915
4,410,000	U.S. Treasury Notes, 3.500%, 2/15/2029	4,371,757
18,872,000	U.S. Treasury Notes, 3.500%, 2/28/2031	18,506,355
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	122,905,020
321,398,000	U.S. Treasury Notes, 3.625%, 8/31/2027	320,443,850
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,644,622
3,190,000	U.S. Treasury Notes, 3.750%, 4/15/2026	3,189,976
104,596,000	U.S. Treasury Notes, 3.750%, 10/31/2032	102,418,279
132,200,000	U.S. Treasury Notes, 3.750%, 2/28/2033	129,184,188
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,470,789
56,150,000	U.S. Treasury Notes, 3.875%, 3/15/2028	56,213,607
105,155,000	U.S. Treasury Notes, 3.875%, 3/31/2031	104,818,176
39,128,100	U.S. Treasury Notes, 3.875%, 8/31/2032	38,637,470
12,737,000	U.S. Treasury Notes, 3.875%, 9/30/2032	12,570,822
67,331,000	U.S. Treasury Notes, 3.875%, 12/31/2032	66,355,226
22,321,000	U.S. Treasury Notes, 3.875%, 8/15/2033	21,912,072
102,125,000	U.S. Treasury Notes, 4.000%, 4/30/2032	101,746,020
168,940,000	U.S. Treasury Notes, 4.000%, 6/30/2032	168,167,892
8,544,000	U.S. Treasury Notes, 4.000%, 7/31/2032	8,500,946
1,415,000	U.S. Treasury Notes, 4.000%, 11/15/2035	1,380,288
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2032	$13,627,742
6,835,000	U.S. Treasury Notes, 4.125%, 5/31/2032	6,852,889
72,573,000	U.S. Treasury Notes, 4.125%, 11/15/2032	72,598,514
68,129,000	U.S. Treasury Notes, 4.125%, 2/15/2036	67,064,484
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,865,174
2,421,000	U.S. Treasury Notes, 4.250%, 3/31/2033	2,437,644
1,395,936,591	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	35,570,024
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,449,820
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,352,925
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	27,410,439
		2,947,430,854
	Wireless — 0.4%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	736,562
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,907,489
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,969,224
15,325,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	14,914,596
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,637,235
		28,165,106
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,217,039
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,434,049
12,326,000	AT&T, Inc., 3.650%, 9/15/2059	7,986,996
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,090,866
		19,728,950
	Total Non-Convertible Bonds (Identified Cost $7,599,309,396)	7,272,268,603

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,160,378
	Total Bonds and Notes (Identified Cost $7,612,094,396)	7,279,428,981

Collateralized Loan Obligations — 5.1%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 7.454%, 10/15/2034(a)(b)	3,320,398
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.172%, 7/15/2038(a)(b)	3,474,369
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.422%, 4/15/2035(a)(b)	4,073,782
2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 5.872%, 7/15/2034(a)(b)	2,353,873
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.072%, 7/15/2034(a)(b)	2,885,185
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.072%, 4/15/2037(a)(b)	1,816,394
Principal Amount (‡)	Description	Value (†)

$3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 5.568%, 1/20/2038(a)(b)	$3,504,339
2,740,000	720 East CLO VII Ltd., Series 2025-7A, Class D1, 3 mo. USD SOFR + 2.550%, 6.218%, 4/20/2037(a)(b)	2,693,620
3,060,000	Abry Liquid Credit CLO Ltd., Series 2026-3A, Class A1, 3 mo. USD SOFR + 1.230%, 4.902%, 4/20/2039(a)(b)	3,048,525
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 5.720%, 4/21/2037(a)(b)	6,525,372
400,000	AGL CLO 33 Ltd., Series 2024-33A, Class D1, 3 mo. USD SOFR + 2.800%, 6.470%, 7/21/2037(a)(b)	394,187
1,395,000	AGL CLO 34 Ltd., Series 2024-34A, Class D1, 3 mo. USD SOFR + 2.900%, 6.569%, 1/22/2038(a)(b)	1,382,257
5,685,000	AGL CLO 44 Ltd., Series 2025-44A, Class D1, 3 mo. USD SOFR + 2.500%, 6.331%, 10/22/2037(a)(b)	5,605,336
1,550,000	AGL CLO 7 Ltd., Series 2020-7A, Class D1R2, 3 mo. USD SOFR + 2.800%, 6.472%, 10/15/2038(a)(b)	1,504,551
1,150,000	AIMCO CLO, Series 2018-BA, Class ARR, 3 mo. USD SOFR + 1.500%, 5.171%, 4/16/2037(a)(b)	1,150,000
900,000	Allegro CLO XIV Ltd., Series 2021-2A, Class D1R, 3 mo. USD SOFR + 2.950%, 6.622%, 10/15/2038(a)(b)	895,558
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.078%, 7/20/2038(a)(b)	3,142,612
1,735,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class DR2, 3 mo. USD SOFR + 3.420%, 7.088%, 7/20/2038(a)(b)	1,735,555
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 5.818%, 7/20/2037(a)(b)	4,130,074
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 5.418%, 1/20/2037(a)(b)	2,933,477
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 5.471%, 7/16/2037(a)(b)	1,650,492
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 6.971%, 7/16/2037(a)(b)	1,917,360
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 5.484%, 7/15/2032(a)(b)	1,400,622
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 5.422%, 7/15/2036(a)(b)	3,810,518
3,590,000	Battalion CLO 31 Ltd., Series 2026-31A, Class D1, 3 mo. USD SOFR + 3.050%, 0.000%, 4/20/2039(a)(b)(g)	3,575,909
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.184%, 4/15/2034(a)(b)	381,501
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 5.668%, 1/20/2038(a)(b)	5,910,502
4,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.122%, 7/15/2036(a)(b)	4,223,261
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 5.290%, 7/17/2037(a)(b)	$4,196,007
2,205,000	BCC Middle Market CLO LLC, Series 2026-1A, Class A1, 3 mo. USD SOFR + 1.420%, 5.097%, 4/21/2038(a)(b)	2,204,982
1,185,000	Benefit Street Partners CLO XXXVI Ltd., Series 2024-36A, Class D1, 3 mo. USD SOFR + 2.950%, 6.618%, 1/25/2038(a)(b)	1,170,333
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 5.518%, 1/25/2038(a)(b)	2,562,783
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.318%, 1/25/2038(a)(b)	6,873,168
12,085,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.029%, 1/22/2038(a)(b)	12,102,269
2,770,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class D1, 3 mo. USD SOFR + 2.800%, 6.957%, 10/23/2038(a)(b)	2,756,629
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.048%, 7/20/2037(a)(b)	8,459,346
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 5.669%, 10/22/2037(a)(b)	4,001,704
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 5.680%, 7/25/2034(a)(b)	1,856,316
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 5.968%, 10/20/2037(a)(b)	3,185,637
2,430,000	Bridge Street CLO V Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 5.618%, 4/20/2038(a)(b)	2,431,149
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.292%, 4/15/2037(a)(b)	6,805,823
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 5.634%, 7/15/2031(a)(b)	500,425
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.368%, 4/20/2032(a)(b)	3,703,004
6,485,000	CarVal CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.128%, 7/20/2037(a)(b)	6,492,354
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 5.422%, 7/15/2036(a)(b)	8,817,116
1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.268%, 1/17/2035(a)(b)	1,641,691
3,235,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.368%, 10/19/2038(a)(b)	3,197,403
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 5.584%, 7/15/2036(a)(b)	2,936,814
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class DR, 3 mo. USD SOFR + 2.700%, 6.371%, 1/23/2035(a)(b)	6,994,367
Principal Amount (‡)	Description	Value (†)

$7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 5.520%, 7/21/2037(a)(b)	$7,110,073
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.198%, 4/20/2037(a)(b)	4,210,261
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.099%, 7/20/2034(a)(b)	7,654,824
2,000,000	Diameter Capital CLO 11 Ltd., Series 2025-11A, Class A, 3 mo. USD SOFR + 1.320%, 4.988%, 7/20/2038(a)(b)	2,000,248
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.372%, 1/15/2038(a)(b)	7,519,288
2,510,000	Diameter Capital CLO 4 Ltd., Series 2022-4A, Class D1RR, 3 mo. USD SOFR + 2.500%, 6.168%, 1/15/2039(a)(b)	2,467,583
3,575,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 6.772%, 7/15/2038(a)(b)	3,567,800
1,855,000	Garnet CLO 2 Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.100%, 7.181%, 10/20/2038(a)(b)	1,835,139
2,350,000	Garnet CLO 5 Ltd., Series 2026-5A, Class D, 3 mo. USD SOFR + 2.300%, 6.009%, 4/20/2039(a)(b)	2,340,722
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 5.168%, 7/20/2037(a)(b)	3,152,208
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 7.068%, 7/20/2037(a)(b)	5,498,082
8,720,000	GCRED BSL CLO 1, Series 2025-BSL1A, Class B, 3 mo. USD SOFR + 1.450%, 5.114%, 1/20/2034(a)(b)	8,665,509
6,105,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.298%, 7/20/2037(a)(b)	6,076,410
900,000	Golub Capital CLO 87B Ltd., Series 2026-87A, Class D1, 3 mo. USD SOFR + 2.400%, 6.051%, 4/20/2039(a)(b)	871,133
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 5.418%, 10/25/2037(a)(b)	5,139,473
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 5.768%, 4/25/2037(a)(b)	6,033,509
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.388%, 4/20/2038(a)(b)	3,857,997
4,415,000	Golub Capital Partners CLO 85M Ltd., Series 2026-85A, Class A1, 3 mo. USD SOFR + 1.370%, 5.024%, 2/09/2040(a)(b)	4,399,967
628,401	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 5.560%, 4/26/2031(a)(b)	627,962
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 5.372%, 1/15/2038(a)(b)	6,497,012
7,000,000	Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.289%, 4/22/2037(a)(b)	7,001,078
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 5.529%, 7/20/2031(a)(b)	1,610,765
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 5.568%, 4/20/2038(a)(b)	$1,621,324
3,160,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.202%, 4/15/2037(a)(b)	3,157,311
4,950,000	Magnetite XVII Ltd., Series 2016-17A, Class AR2, 3 mo. USD SOFR + 1.500%, 5.168%, 4/20/2037(a)(b)	4,951,064
720,000	MidOcean Credit CLO XVIII LLC, Series 2025-18A, Class A2, 3 mo. USD SOFR + 1.470%, 5.140%, 10/18/2035(a)(b)	718,086
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 6.772%, 7/15/2038(a)(b)	4,951,635
3,590,000	NGC CLO 3 Ltd., Series 2026-3A, Class D1, 3 mo. USD SOFR + 3.800%, 7.465%, 3/30/2038(a)(b)	3,590,000
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.371%, 1/23/2038(a)(b)	3,200,994
5,685,000	OHA Credit Funding 25 Ltd., Series 2026-25A, Class D1, 3 mo. USD SOFR + 2.350%, 0.000%, 4/20/2039(a)(b)(g)	5,662,743
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 5.318%, 1/18/2038(a)(b)	3,335,814
590,000	Orion CLO Ltd., Series 2025-6A, Class D1, 3 mo. USD SOFR + 2.950%, 6.846%, 10/20/2038(a)(b)	582,951
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 5.784%, 4/15/2031(a)(b)	2,925,863
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.272%, 7/15/2037(a)(b)	2,601,058
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 5.822%, 7/15/2037(a)(b)	2,490,954
4,695,000	Palmer Square CLO Ltd., Series 2022-1A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.418%, 10/20/2038(a)(b)	4,638,773
875,000	Palmer Square CLO Ltd., Series 2023-2A, Class DR, 3 mo. USD SOFR + 3.400%, 7.068%, 7/20/2038(a)(b)	868,199
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 6.618%, 7/20/2037(a)(b)	2,365,375
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.322%, 1/15/2038(a)(b)	2,470,697
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.218%, 4/20/2038(a)(b)	2,395,950
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 3/06/2038(a)(b)	3,435,500
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 6.818%, 3/06/2038(a)(b)	3,795,196
6,040,000	Polen Capital CLO Ltd., Series 2025-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.040%, 1/20/2039(a)(b)	6,039,396
Principal Amount (‡)	Description	Value (†)

$1,530,000	Post CLO Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.450%, 5.112%, 4/20/2035(a)(b)	$1,525,242
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 5.768%, 4/20/2037(a)(b)	5,390,218
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.088%, 1/20/2038(a)(b)	2,323,227
8,550,000	Rad CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 4.992%, 1/15/2038(a)(b)	8,549,812
1,190,000	Regatta 34 Funding Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.400%, 5.068%, 7/20/2038(a)(b)	1,191,403
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 5.579%, 4/20/2034(a)(b)	1,496,738
1,085,000	Rowe CLO Ltd., Series 2026-1A, Class B, 3 mo. USD SOFR + 1.550%, 0.000%, 4/20/2039(a)(b)(g)	1,084,819
895,000	Rowe CLO Ltd., Series 2026-1A, Class C, 3 mo. USD SOFR + 1.900%, 0.000%, 4/20/2039(a)(b)(g)	894,629
3,265,000	Rowe CLO Ltd., Series 2026-1A, Class D1, 3 mo. USD SOFR + 2.900%, 0.000%, 4/20/2039(a)(b)(g)	3,259,283
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.302%, 4/15/2037(a)(b)	7,004,109
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 5.518%, 1/17/2038(a)(b)	5,030,522
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.191%, 4/23/2037(a)(b)	5,414,571
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 4/20/2038(a)(b)	2,159,644
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 5.668%, 4/20/2038(a)(b)	2,528,752
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 6.918%, 4/20/2038(a)(b)	1,653,451
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 4.977%, 1/05/2038(a)(b)	6,878,507
2,490,000	TPG CLO Ltd., Series 2026-3A, Class D1, 3 mo. USD SOFR + 3.450%, 7.158%, 4/21/2039(a)(b)	2,485,635
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 5.718%, 7/18/2037(a)(b)	4,109,770
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 4.999%, 2/25/2038(a)(b)	7,171,355
	Total Collateralized Loan Obligations (Identified Cost $407,608,684)	406,416,562

Short-Term Investments — 5.4%
100,467,014	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $100,473,014 on 4/01/2026 collateralized by $91,286,700 U.S. Treasury Inflation Indexed Note, 1.625% due 10/15/2027 valued at $102,476,395 including accrued interest (Note 2 of Notes to Financial Statements)	100,467,014
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$14,608,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/02/2026(h)	$14,605,086
95,406,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/07/2026(h)	95,339,401
66,175,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/08/2026(h)	66,122,207
61,347,000	Federal Home Loan Bank Discount Notes, 3.590%, 4/14/2026(h)	61,261,353
19,992,000	U.S. Treasury Bills, 3.505%–3.520%, 4/21/2026(h)(i)	19,951,705
17,228,000	U.S. Treasury Bills, 3.585%, 6/23/2026(h)	17,085,981
31,039,000	U.S. Treasury Bills, 3.590%–3.605%, 5/14/2026(h)(i)(j)	30,904,032
17,200,000	U.S. Treasury Bills, 3.595%, 6/16/2026(h)	17,069,167
	Total Short-Term Investments (Identified Cost $422,832,530)	422,805,946
	Total Investments — 102.8% (Identified Cost $8,442,535,610)	8,108,651,489
	Other assets less liabilities — (2.8)%	(217,802,753)
	Net Assets — 100.0%	$7,890,848,736

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$(99,499,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 5/01/2056(d) (Proceeds $79,972,426)	$(80,092,808)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to $1,714,603,307 or
21.7% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	When–issued/delayed delivery.
(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	New issue unsettled as of March 31, 2026. Coupon rate does not take effect until settlement date.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2026	602	$67,962,015	$66,850,219	$(1,111,796)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	9,502	1,974,042,294	1,971,145,354	(2,896,940)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	1,373	150,706,117	148,530,712	(2,175,405)
Total					$(6,184,141)
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	865	$98,269,558	$98,191,016	$78,542
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 66.6% of Net Assets
	Canada — 1.2%
242,200	CGI, Inc.	$17,706,664
8,443	Constellation Software, Inc.(a)	14,821,164
		32,527,828
	France — 0.4%
18,234	LVMH Moet Hennessy Louis Vuitton SE	9,967,604
	Japan — 1.4%
1,405,661	Nomura Research Institute Ltd.	38,469,614
	Netherlands — 3.0%
59,092	ASML Holding NV	78,577,941
	Sweden — 1.5%
2,255,133	Atlas Copco AB, Class A	39,795,934
	Taiwan — 3.4%
1,576,000	Taiwan Semiconductor Manufacturing Co. Ltd.	91,147,211
	United Kingdom — 2.4%
610,727	Halma PLC	31,165,878
266,567	London Stock Exchange Group PLC	31,478,290
		62,644,168
	United States — 53.3%
269,608	Airbnb, Inc., Class A(b)	34,046,098
273,776	Alphabet, Inc., Class A	78,727,027
426,397	Amazon.com, Inc.(b)	88,805,703
51,602	BlackRock, Inc.	49,626,159
29,725	Booking Holdings, Inc.	125,151,763
45,873	Costco Wholesale Corp.	45,709,233
81,930	Cummins, Inc.	44,079,979
136,159	Danaher Corp.	25,815,746
77,896	Expedia Group, Inc.	17,985,408
53,028	Goldman Sachs Group, Inc.	44,861,158
177,412	Hilton Worldwide Holdings, Inc.	53,947,441
112,048	Home Depot, Inc.	36,851,467
157,183	JPMorgan Chase & Co.	46,236,951
30,761	KLA Corp.	45,292,804
75,788	Linde PLC	37,572,659
147,865	Mastercard, Inc., Class A	73,882,226
26,434	Mettler-Toledo International, Inc.(b)	33,338,561
890,591	NVIDIA Corp.	155,319,070
517,114	O'Reilly Automotive, Inc.(b)	47,734,793
59,966	Parker-Hannifin Corp.	53,683,962
184,991	Progressive Corp.	36,672,616
105,813	Roper Technologies, Inc.	37,442,988
170,608	S&P Global, Inc.	72,566,407
54,866	Salesforce, Inc.	10,241,836
143,667	Schneider Electric SE	39,132,252
124,635	Trane Technologies PLC	51,940,390
46,745	Tyler Technologies, Inc.(b)	16,004,553
39,449	UnitedHealth Group, Inc.	10,674,505
		1,413,343,755
	Total Common Stocks (Identified Cost $1,305,268,076)	1,766,474,055

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 29.9%

Non-Convertible Bonds — 29.7%
	Argentina — 0.3%
$1,973,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(c)	$1,420,560
1,341,000	Pan American Energy LLC, 7.750%, 1/15/2037(d)	1,337,648
1,690,000	Telecom Argentina SA, 9.250%, 5/28/2033(d)	1,748,334
2,530,000	YPF SA, 8.250%, 1/17/2034(d)	2,577,160
		7,083,702
	Australia — 2.0%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,874,068
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,695,081
4,378,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	2,853,563
21,277,000	Australia Government Bonds, 4.250%, 3/21/2036, (AUD)	13,843,012
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(d)	14,789,176
5,630,000	Glencore Funding LLC, 6.500%, 10/06/2033(d)	6,092,135
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(d)	4,473,600
125,000	Mineral Resources Ltd., 9.250%, 10/01/2028(d)	129,515
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,668,798
		53,418,948
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,570,715
	Brazil — 0.9%
650,000	Axia Energia, 4.625%, 2/04/2030(d)	621,012
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,487,530
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,184,963
43,401 (e)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,327,936
25,149 (e)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,960,411
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	510,890
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,042,115
2,470,000	Suzano Netherlands BV, 5.500%, 1/15/2036	2,389,725
		22,524,582
	Canada — 1.6%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(d)	71,601
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(d)	19,550
4,825,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(d)	4,535,139
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(d)	651,416
268,238	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(d)	263,351
551,320	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(d)	524,504
755,000	Antares Holdings LP, 3.750%, 7/15/2027(d)	733,741
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(d)	$1,205,317
305,000	Antares Holdings LP, 7.950%, 8/11/2028(d)	316,249
1,385,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(d)	1,268,258
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,043,112
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,491,776
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,003,857
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,981,983
1,461,000	Canada Government Bonds, 2.500%, 11/01/2027, (CAD)	1,045,532
17,277,000	Canada Government Bonds, 2.750%, 3/01/2031, (CAD)	12,228,902
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,300,641
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,364,134
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,297,971
655,000	Open Text Corp., 3.875%, 12/01/2029(d)	585,344
3,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(d)	2,832,484
		42,764,862
	Chile — 0.8%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	515,487
975,000	Antofagasta PLC, 5.625%, 5/13/2032	988,566
510,000	Antofagasta PLC, 6.250%, 5/02/2034(d)	532,543
2,265,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.700%, 9/01/2030, (CLP)	2,384,764
2,485,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 3/01/2035, (CLP)	2,579,786
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	711,990
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,392,873
2,550,000	Colbun SA, 5.375%, 9/11/2035(d)	2,490,970
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(d)	1,839,446
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(d)	514,868
253,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(d)	227,680
525,000	Enel Chile SA, 4.875%, 6/12/2028	527,886
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,501,686
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(d)	1,116,527
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(d)	980,496
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(d)	918,903
		21,224,471
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,340,075
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,103,361
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	362,792
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	7,890,890
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(d)	1,206,582
		13,903,700
Principal Amount (‡)	Description	Value (†)

	Congo — 0.0%
$1,210,000	Ivanhoe Mines Ltd., 7.875%, 1/23/2030(d)	$1,222,960
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,625,099
	Dominican Republic — 0.1%
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(d)	492,435
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(d)	851,008
216,667	Dominican Republic International Bonds, 8.625%, 4/20/2027(d)	219,657
		1,563,100
	France — 0.1%
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(d)	1,019,796
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(d)	1,306,882
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,028,172
		3,354,850
	Germany — 0.1%
1,833,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,095,211
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(d)	328,910
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(d)	404,084
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(d)	655,571
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(d)	261,579
		3,745,355
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(d)	979,367
	India — 0.2%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,761,602
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(d)	2,486,476
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(d)	1,208,312
		6,456,390
	Indonesia — 0.1%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,262,407
	Ireland — 0.2%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,947,193
3,245,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	3,204,402
		6,151,595
	Israel — 1.0%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,294,167
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,838,515
10,005,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	7,416,518
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	508,355
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,467,666
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Israel — continued
$4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$4,727,754
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,543,806
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,514,103
		27,310,884
	Italy — 0.6%
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(d)	2,410,342
7,315,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	8,378,949
990,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	1,128,514
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(d)	873,434
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(d)	1,888,146
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(d)	1,469,928
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(d)	823,514
		16,972,827
	Japan — 1.0%
1,114,720,600	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,041,683
1,637,400,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	9,786,948
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,633,103
774,000,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	4,117,141
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,779,300
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,248,857
		27,607,032
	Korea — 0.6%
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	6,719,041
7,628,470,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	4,722,821
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	1,912,426
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	2,522,505
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(d)	206,474
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(d)	143,744
		16,227,011
	Luxembourg — 0.2%
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,000,113
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	275,679
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	909,192
1,403,000	Logicor Financing SARL, EMTN, 3.750%, 7/14/2032, (EUR)	1,560,303
		4,745,287
Principal Amount (‡)	Description	Value (†)

	Malaysia — 0.2%
9,404,000	Malaysia Government Bonds, 3.582%, 7/15/2032, (MYR)	$2,325,963
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,437,215
		4,763,178
	Mexico — 1.4%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	869,589
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	801,144
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	855,200
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(d)(f)	806,631
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,664,581
2,580,000	Comision Federal de Electricidad, 6.045%, 1/28/2034(d)	2,500,278
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(d)	1,112,125
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	336,662
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,380,135
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(d)	765,223
629,822 (g)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,514,922
1,510,000 (g)	Mexico Bonos, 8.000%, 4/15/2032, (MXN)	7,994,096
987,250 (g)	Mexico Bonos, 8.000%, 2/21/2036, (MXN)	5,045,259
554,445 (g)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,842,540
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,177,387
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,400,718
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	147,547
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	577,213
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,435,148
550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	546,233
1,070,000	Mexico Government International Bonds, 6.125%, 2/09/2038	1,042,715
		37,815,346
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(d)	3,441,374
	Netherlands — 0.1%
1,600,000	Netherlands Government Bonds, Zero Coupon, 1/15/2029, (EUR)	1,717,656
	New Zealand — 1.1%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,891,727
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	472,929
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	2,773,053
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,368,243
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	New Zealand — continued
4,593,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	$2,486,152
22,614,000	New Zealand Government Bonds, 4.250%, 5/15/2036, (NZD)	12,486,633
		28,478,737
	Nigeria — 0.1%
2,345,000	IHS Holding Ltd., 7.875%, 5/29/2030(d)	2,375,857
	Norway — 0.4%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,330,456
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,798,934
50,550,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	5,104,643
		9,234,033
	Paraguay — 0.0%
635,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(d)	632,142
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(d)	182,995
		815,137
	Peru — 0.0%
1,213,000	Banco de Credito del Peru SA, (fixed rate to 10/15/2031, variable rate thereafter), 5.650%, 1/15/2037(d)	1,182,978
	Poland — 0.2%
5,914,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	1,341,678
11,720,000	Republic of Poland Government Bonds, 4.500%, 7/25/2030, (PLN)	3,074,953
		4,416,631
	Romania — 0.1%
1,460,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(d)	1,636,701
	Singapore — 0.3%
8,755,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	6,816,330
	South Africa — 1.3%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(d)	1,277,273
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(d)	1,443,646
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,897,817
37,055,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	2,056,488
6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,133,980
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(d)	17,808,369
		33,617,573
	Spain — 0.3%
800,000	Banco Santander SA, 6.938%, 11/07/2033	897,194
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,917,433
Principal Amount (‡)	Description	Value (†)

	Spain — continued
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	$786,316
2,100,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	2,255,021
		7,855,964
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,184,309
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,820,719
	Switzerland — 0.1%
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(d)	2,714,545
690,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(d)(f)	673,464
		3,388,009
	Turkey — 0.1%
1,050,000	Turk Telekomunikasyon AS, 6.950%, 10/07/2032(d)	1,022,497
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,405,221
		2,427,718
	United Arab Emirates — 0.0%
201,000	DP World Crescent Ltd., 5.500%, 5/08/2035	197,252
	United Kingdom — 1.3%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(d)	1,320,645
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,224,950
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(d)	1,083,287
855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(d)	850,651
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(d)	67,348
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(d)	141,364
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	939,289
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(d)	1,323,179
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	310,463
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	10,465,970
12,340,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	15,715,788
		33,442,934
	United States — 11.6%
1,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(d)	1,790,109
1,155,000	Allison Transmission, Inc., 3.750%, 1/30/2031(d)	1,075,109
965,000	American Honda Finance Corp., 5.150%, 7/09/2032	966,853
570,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(d)	540,552
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	288,305
425,000	Ashland, Inc., 3.375%, 9/01/2031(d)	381,624
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(d)	$409,926
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(d)	360,874
1,675,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(d)	1,709,750
4,174,000	Ball Corp., 5.500%, 9/15/2033	4,176,396
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	954,084
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,185,190
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(d)	5,162
373,000	Black Pearl Compute LLC, 6.125%, 2/15/2031(d)	379,638
1,059,000	Block, Inc., 3.500%, 6/01/2031	962,997
1,168,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,122,894
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,199,239
365,000	Boeing Co., 5.150%, 5/01/2030	371,110
899,000	Boeing Co., 5.705%, 5/01/2040	900,413
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,238,533
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,604,668
5,085,000	Boeing Co., 6.858%, 5/01/2054	5,596,423
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.294%, 12/15/2038(c)(d)	114,040
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.543%, 12/15/2038(c)(d)	859,086
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033	2,487,574
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033	4,658,988
6,870,000	Broadcom, Inc., 3.469%, 4/15/2034	6,186,010
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(d)	2,404,242
989,000	Carnival Corp., 5.750%, 3/15/2030(d)	996,845
3,849,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	3,782,488
420,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	246,775
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	436,658
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	1,027,772
490,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	511,136
188,000	Chemours Co., 5.750%, 11/15/2028(d)	186,143
150,000	Chord Energy Corp., 6.000%, 10/01/2030(d)	151,990
2,635,000	Chord Energy Corp., 6.750%, 3/15/2033(d)	2,720,485
312,000	Cipher Compute LLC, 7.125%, 11/15/2030(d)	323,241
516,000	Commercial Metals Co., 5.750%, 11/15/2033(d)	510,575
729,000	Commercial Metals Co., 6.000%, 12/15/2035(d)	718,681
3,473,000	Continental Resources, Inc., 2.875%, 4/01/2032(d)	3,041,978
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(d)	4,751,327
2,191,000	CSC Holdings LLC, 3.375%, 2/15/2031(d)	1,287,098
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(d)	1,197,177
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(d)	1,420,016
7,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(d)	2,508,887
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(d)	666,987
6,802,000	CSC Holdings LLC, 5.375%, 2/01/2028(d)	5,030,427
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(d)	187,893
Principal Amount (‡)	Description	Value (†)

	United States — continued
$805,000	CSC Holdings LLC, 7.500%, 4/01/2028(d)	$443,035
1,573,000	CSC Holdings LLC, 11.250%, 5/15/2028(d)	1,285,367
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	938,391
50,000	Dillard's, Inc., 7.000%, 12/01/2028	51,833
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,041
2,959,000	Directv Financing LLC, 8.875%, 2/01/2030(d)	2,952,417
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(d)	1,069,990
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(d)	1,663,952
6,065,000	Discovery Communications LLC, 3.625%, 5/15/2030	5,638,784
443,000	Discovery Communications LLC, 6.350%, 6/01/2040	324,639
6,939,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	6,141,015
6,385,000	DISH DBS Corp., 5.250%, 12/01/2026(d)	6,330,238
795,000	DISH DBS Corp., 5.750%, 12/01/2028(d)	768,918
2,395,000	DISH DBS Corp., 7.750%, 7/01/2026	2,383,437
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	23,823,965
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(h)	1,723,919
835,000	Equinix Europe 2 Financing Corp. LLC, 3.250%, 3/15/2031, (EUR)	934,116
514,000	Esab Corp., 5.625%, 4/01/2031(d)	517,603
5,555,000	Fair Isaac Corp., 6.000%, 5/15/2033(d)	5,450,685
345,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(d)	339,375
235,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(d)	238,877
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,690,022
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,865,350
306,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(d)	300,124
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(d)	467,003
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(d)	181,095
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(d)	577,636
2,330,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	2,277,976
2,440,000	HCA, Inc., 5.125%, 6/15/2039	2,299,510
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(d)	994,570
4,695,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(d)	4,266,206
274,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(d)	267,692
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(d)	428,619
510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(d)	503,733
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(d)	1,232,854
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(d)	1,537,243
895,000	Iron Mountain, Inc., 5.250%, 7/15/2030(d)	869,544
795,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.750%, 12/01/2031	742,427
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$765,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	$841,384
1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,774,473
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(d)	525,596
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(d)	751,991
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(f)	5,828,447
545,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(d)	481,548
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(d)	222,360
612,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(d)	580,260
447,000	Matador Resources Co., 6.500%, 4/15/2032(d)	451,868
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	699,766
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(d)	205,627
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(d)	690,554
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(d)	420,629
868,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(d)	853,335
1,684,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	1,625,603
897,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	918,897
3,655,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	3,144,717
1,035,000	NCL Corp. Ltd., 6.750%, 2/01/2032(d)	1,027,147
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(d)	23,159
274,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(d)	283,890
575,000	ONEOK, Inc., 5.450%, 6/01/2047	518,485
3,281,000	Oracle Corp., 6.700%, 2/04/2056	3,045,108
1,425,000	Oracle Corp., 6.850%, 2/04/2066	1,310,034
710,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(d)	710,089
278,000	Paramount Global, 4.200%, 5/19/2032	238,322
529,000	Paramount Global, 4.950%, 1/15/2031	490,020
471,000	Paramount Global, 7.875%, 7/30/2030	491,689
1,285,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(d)	1,291,258
3,210,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,913,859
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	300,893
1,575,000	Post Holdings, Inc., 4.500%, 9/15/2031(d)	1,464,453
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,391,183
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,602,982
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	445,223
2,264,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(d)	2,295,703
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	525,306
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,233,199
2,193,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(d)	2,023,652
2,156,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	2,081,748
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,614,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	$1,535,423
472,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	463,715
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(d)	3,317,078
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(d)	3,403,220
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(d)	408,953
1,690,000	Ryan Specialty LLC, 5.875%, 8/01/2032(d)	1,670,336
1,115,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(d)	1,079,146
269,000	Sensata Technologies BV, 4.000%, 4/15/2029(d)	259,574
830,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(d)	769,842
220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(d)	210,393
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(d)	928,185
1,015,000	SM Energy Co., 6.750%, 8/01/2029(d)	1,030,374
280,000	SM Energy Co., 7.000%, 8/01/2032(d)	285,906
240,000	SM Energy Co., 8.375%, 7/01/2028(d)	246,606
1,185,000	SM Energy Co., 8.625%, 11/01/2030(d)	1,250,277
245,000	SM Energy Co., 8.750%, 7/01/2031(d)	256,097
686,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(d)	676,425
28,000	Sunoco LP, 5.375%, 7/15/2031(d)	27,775
105,000	Sunoco LP, 5.625%, 3/15/2031(d)	104,518
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,734,397
1,414,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(d)	1,398,246
875,000	Targa Resources Corp., 6.125%, 3/15/2033	925,383
588,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(d)	588,514
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	176,984
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	84,211
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,731,708
400,000	TopBuild Corp., 4.125%, 2/15/2032(d)	368,632
1,006,000	TopBuild Corp., 5.625%, 1/31/2034(d)	984,644
405,000	TransDigm, Inc., 6.750%, 8/15/2028(d)	409,625
875,000	Travel & Leisure Co., 4.500%, 12/01/2029(d)	836,709
920,000	Travel & Leisure Co., 4.625%, 3/01/2030(d)	877,762
615,000	Travel & Leisure Co., 6.125%, 9/01/2033(d)	607,005
2,980,000	TriNet Group, Inc., 3.500%, 3/01/2029(d)	2,701,319
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,205,347
1,198,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,108,010
14,117,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	14,167,733
15,605,000	U.S. Treasury Notes, 4.000%, 11/15/2035	15,222,190
1,525,000	United Rentals North America, Inc., 3.750%, 1/15/2032	1,397,637
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(d)	1,103,720
1,665,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(d)(f)	1,658,417
1,061,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(d)	1,091,160
4,380,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(d)	4,565,906
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$540,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(d)	$562,114
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(d)	1,106,814
1,778,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(d)	1,954,385
440,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(d)	493,142
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,118,866
2,149,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	2,093,431
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	400,624
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	397,263
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	133,439
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	99,369
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	876,691
495,000	Yum! Brands, Inc., 3.625%, 3/15/2031	457,268
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,618,602
		307,070,136
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,928,538
	Total Non-Convertible Bonds (Identified Cost $816,421,151)	788,342,254

Convertible Bonds — 0.2%
	United States — 0.2%
1,162,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(h)	4,153,127
	Total Convertible Bonds (Identified Cost $1,223,147)	4,153,127

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	87,445
	Total Bonds and Notes (Identified Cost $817,759,289)	792,582,826

Senior Loans — 1.2%
	Ireland — 0.1%
1,409,999	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(c)(j)	1,392,374
476,400	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(c)(j)	470,445
		1,862,819
	United Kingdom — 0.2%
6,084,187	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(c)(j)	5,935,916
	United States — 0.9%
625,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(c)(j)	626,956
Principal Amount (‡)	Description	Value (†)

	United States — continued
$600,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(c)(j)	$601,500
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(c)(j)	100,000
899,365	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(c)(j)	899,366
1,089,465	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(c)	1,091,372
40,574	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(c)(j)	39,831
496,388	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(c)(j)	497,008
2,650,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(k)	2,641,732
400,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(k)	399,500
203,474	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.425%, 10/24/2030(c)(j)	203,388
202,945	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.700%, 10/31/2031(c)(j)	203,059
648,375	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(c)(j)	652,265
188,101	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(c)(j)	188,336
613,800	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(c)(j)	612,652
1,050,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(k)	1,043,438
1,475,000	Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD SOFR + 3.000%, 6.675%, 9/13/2032(c)(j)	1,475,369
24,163	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	24,206
40,091	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 5.788%, 10/23/2031(c)(j)	40,161
495,884	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.168%, 10/23/2031(c)(j)	496,752
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.429%, 11/08/2030(c)	747,345
808,993	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 6.918%, 3/22/2032(c)(j)	753,374
98,503	Light & Wonder International, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 2.000%, 5.675%, 4/16/2029(c)(j)	98,421
797,805	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(c)(j)	797,470
2,072,256	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(c)(j)	2,074,515
36,051	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(k)	35,771
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.673%, 2/11/2028(c)(j)	$229,465
204,807	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(c)(j)	203,656
152,075	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.668%, 9/15/2031(c)(j)	151,695
755,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.417%, 10/29/2032(c)(j)	758,148
148,503	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(c)(j)	148,596
2,033,405	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(c)(j)	2,021,062
310,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(c)(j)	310,059
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(c)(j)	266,363
163,747	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(c)(j)	164,197
2,043,600	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 5/24/2030(c)(j)	2,048,995
		22,646,023
	Total Senior Loans (Identified Cost $30,666,912)	30,444,758

Collateralized Loan Obligations — 0.3%
450,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.039%, 7/22/2038(c)(d)	450,396
1,695,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 1/25/2038(c)(d)	1,696,595
455,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(c)(d)	455,063
315,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.948%, 10/19/2038(c)(d)	315,000
510,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2038(c)(d)	510,140
250,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 4.978%, 4/20/2038(c)(d)	250,372
665,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(c)(d)	664,445
380,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(c)(d)	379,618
305,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.008%, 10/25/2038(c)(d)	305,090
530,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(c)(d)	530,103
Principal Amount (‡)	Description	Value (†)

$760,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.928%, 7/18/2037(c)(d)	$760,114
475,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.918%, 10/19/2038(c)(d)	475,000
565,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.962%, 10/15/2038(c)(d)	565,065
650,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(c)(d)	649,505
675,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.333%, 7/15/2037(c)(d)	674,482
	Total Collateralized Loan Obligations (Identified Cost $8,686,328)	8,680,988

Short-Term Investments — 1.6%
41,642,736	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $41,645,223 on 4/01/2026 collateralized by $44,512,100 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $42,475,692 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $41,642,736)	41,642,736
	Total Investments — 99.6% (Identified Cost $2,204,023,341)	2,639,825,363
	Other assets less liabilities — 0.4%	11,372,679
	Net Assets — 100.0%	$2,651,198,042

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Constellation Software, Inc.	2/20/2026	$15,991,610	$14,821,164	0.5%

(b)	Non-income producing security.
(c)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(d)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2026, the value of Rule 144A holdings amounted to
$246,852,304 or 9.3% of net assets.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.50%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is
a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the
rate will become the stated rate in the loan agreement. See
Note 2 of Notes to Financial Statements.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/17/2026	JPY	B	3,569,733,000	$22,731,506	$22,636,428	$(95,078)
Bank of America N.A.	6/17/2026	JPY	S	621,990,000	3,966,014	3,944,169	21,845
Bank of America N.A.	6/17/2026	KRW	S	24,799,803,000	16,897,628	16,228,645	668,983
Bank of America N.A.	6/17/2026	MXN	S	273,885,000	15,235,039	15,187,323	47,716
Bank of America N.A.	6/17/2026	ZAR	S	143,995,000	8,585,698	8,460,911	124,787
Deutsche Bank AG	6/02/2026	BRL	S	44,541,000	8,427,336	8,486,263	(58,927)
Deutsche Bank AG	6/17/2026	IDR	S	37,000,000,000	2,177,239	2,173,530	3,709
HSBC Bank USA N.A.	6/17/2026	AUD	S	23,085,000	16,421,653	15,909,816	511,837
HSBC Bank USA N.A.	6/17/2026	CAD	S	38,487,000	28,209,244	27,758,717	450,527
HSBC Bank USA N.A.	6/17/2026	CNH	B	394,447,000	57,596,536	57,571,396	(25,140)
Morgan Stanley & Co. International PLC	6/17/2026	EUR	B	72,626,000	84,475,368	84,236,483	(238,885)
Morgan Stanley & Co. International PLC	6/17/2026	EUR	S	5,700,000	6,591,480	6,611,240	(19,760)
Morgan Stanley & Co. International PLC	6/17/2026	NZD	S	42,544,000	25,012,979	24,513,247	499,732
Royal Bank of Canada	6/17/2026	GBP	S	8,142,000	10,867,339	10,774,328	93,011
UBS AG	6/17/2026	COP	S	25,969,789,000	6,853,272	6,954,162	(100,890)
Total							$1,883,467
At March 31, 2026, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	6/17/2026	NOK	30,959,000	EUR	2,757,328	$3,198,133	$2,638
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2026	511	$57,852,319	$56,744,953	$(1,107,366)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	127	26,537,277	26,345,555	(191,722)
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	2,121	$232,763,079	$229,449,118	$(3,313,961)
Eurex 10 Year Euro BUND Futures	6/08/2026	204	30,115,862	29,566,140	(549,722)
Total					$(5,162,771)
At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	6/18/2026	116	$13,644,131	$13,209,500	$434,631
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	104	12,526,896	12,122,500	404,396
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	737	85,536,507	83,661,016	1,875,491
Total					$2,714,518
Currency Exposure Summary at March 31, 2026 (Unaudited)
United States Dollar	73.9%
Euro	6.4
British Pound	3.6
New Taiwan Dollar	3.4
Canadian Dollar	2.6
Japanese Yen	2.3
Other, less than 2% each	7.4
Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4
Net Assets	100.0%
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 4.8%
3,836,295	Boeing Co.(a)	$763,537,794
	Air Freight & Logistics — 1.3%
1,499,834	Expeditors International of Washington, Inc.	214,821,224
	Automobiles — 7.8%
3,375,435	Tesla, Inc.(a)	1,254,817,961
	Beverages — 3.1%
6,774,850	Monster Beverage Corp.(a)	490,905,631
	Biotechnology — 5.5%
511,945	Regeneron Pharmaceuticals, Inc.	395,549,185
1,084,687	Vertex Pharmaceuticals, Inc.(a)	484,356,133
		879,905,318
	Broadline Retail — 5.4%
89,861	Alibaba Group Holding Ltd., ADR	11,273,961
4,127,048	Amazon.com, Inc.(a)	859,540,287
		870,814,248
	Capital Markets — 1.6%
395,176	FactSet Research Systems, Inc.	85,749,240
2,243,897	SEI Investments Co.	176,078,598
		261,827,838
	Entertainment — 8.3%
9,987,520	Netflix, Inc.(a)	960,300,048
3,804,270	Walt Disney Co.	366,655,543
		1,326,955,591
	Financial Services — 5.8%
1,906,695	Block, Inc.(a)	114,744,905
1,729,189	PayPal Holdings, Inc.	78,211,218
2,440,645	Visa, Inc., Class A	737,660,545
		930,616,668
	Health Care Equipment & Supplies — 1.3%
457,881	Intuitive Surgical, Inc.(a)	211,078,562
	Hotels, Restaurants & Leisure — 2.7%
2,528,472	Starbucks Corp.	226,525,807
948,917	Yum China Holdings, Inc.	46,288,171
1,037,981	Yum! Brands, Inc.	161,385,286
		434,199,264
	Interactive Media & Services — 15.8%
3,698,473	Alphabet, Inc., Class A	1,063,532,896
1,319,227	Alphabet, Inc., Class C	378,433,457
1,916,673	Meta Platforms, Inc., Class A	1,096,586,124
		2,538,552,477
	IT Services — 2.7%
3,656,867	Shopify, Inc., Class A(a)	433,777,563
	Life Sciences Tools & Services — 1.8%
784,638	Illumina, Inc.(a)	96,714,480
395,293	Thermo Fisher Scientific, Inc.	194,298,368
		291,012,848
	Machinery — 1.2%
353,490	Deere & Co.	199,120,917
	Pharmaceuticals — 3.6%
1,496,178	Novartis AG, ADR	228,541,189
Shares	Description	Value (†)
	Pharmaceuticals — continued
4,725,772	Novo Nordisk AS, ADR	$173,672,121
3,407,229	Roche Holding AG, ADR	169,373,354
		571,586,664
	Semiconductors & Semiconductor Equipment — 12.5%
10,634,084	NVIDIA Corp.	1,854,584,250
1,092,417	QUALCOMM, Inc.	140,681,461
		1,995,265,711
	Software — 12.2%
1,509,077	Autodesk, Inc.(a)	361,273,034
1,599,117	Microsoft Corp.	591,945,140
4,384,257	Oracle Corp.	644,968,047
1,518,539	Salesforce, Inc.	283,465,675
527,011	Workday, Inc., Class A(a)	68,469,269
		1,950,121,165
	Textiles, Apparel & Luxury Goods — 0.7%
2,135,567	NIKE, Inc., Class B	112,800,649
	Total Common Stocks (Identified Cost $6,461,345,245)	15,731,718,093

Affiliated Exchange-Traded Funds — 1.1%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	168,762,437

Principal Amount
Short-Term Investments — 0.6%
$96,981,797	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $96,987,589 on 4/01/2026 collateralized by $66,168,800 U.S. Treasury Note, 3.375% due 9/15/2027 valued at $65,805,872; $31,613,000 U.S. Treasury Note, 4.625% due 4/30/2031 valued at $33,115,731 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $96,981,797)	96,981,797
	Total Investments — 99.8% (Identified Cost $6,692,174,970)	15,997,462,327
	Other assets less liabilities — 0.2%	31,506,228
	Net Assets — 100.0%	$16,028,968,555

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.7% of Net Assets
	ABS Car Loan — 14.5%
$140,000	Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.960%, 3/15/2030	$139,851
95,000	Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.920%, 10/15/2030	94,475
80,017	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	80,200
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 4/14/2031(a)	206,350
350,000	American Credit Acceptance Receivables Trust, Series 2026-1, Class C, 4.550%, 1/12/2033(a)	348,880
120,673	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	120,239
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	874,333
260,240	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	261,733
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	145,643
90,000	AutoNation Finance Trust, Series 2026-1A, Class A3, 4.030%, 8/12/2030(a)	89,689
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,117,929
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	255,155
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,253
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,285
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,264
255,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	255,699
185,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A3, 4.660%, 1/15/2029	185,169
95,000	Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.040%, 12/17/2029	94,692
348,937	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	349,814
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	291,368
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	195,924
180,000	CarMax Auto Owner Trust, Series 2025-4, Class A3, 3.970%, 12/16/2030	178,828
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	603,947
128,398	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	129,236
474,739	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	474,652
94,902	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,040
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	346,280
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	185,052
84,930	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	85,052
89,819	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	90,674
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$87,240	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	$87,532
432,805	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	434,143
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	133,141
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	201,476
240,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.870%, 1/15/2036(a)	240,437
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	355,687
73,349	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	73,586
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	151,741
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	212,747
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	141,023
255,000	Enterprise Fleet Financing LLC, Series 2025-3, Class A2, 4.500%, 4/20/2028(a)	255,359
240,000	Enterprise Fleet Financing LLC, Series 2025-4, Class A2, 4.050%, 8/20/2028(a)	239,498
432,072	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	432,543
95,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.390%, 9/17/2029	95,124
175,000	Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.450%, 5/15/2030	175,031
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,259
285,000	First Investors Auto Owner Trust, Series 2025-1A, Class C, 4.750%, 12/15/2031(a)	285,270
270,000	First Investors Auto Owner Trust, Series 2026-1A, Class A3, 4.500%, 5/15/2031(a)	269,986
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	452,207
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	170,720
260,000	Ford Credit Auto Lease Trust, Series 2026-A, Class A3, 4.000%, 7/15/2029	259,243
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	569,353
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,383,778
143,585	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	144,025
308,294	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	309,604
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	170,640
67,896	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	67,963
120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	120,922
116,295	GLS Auto Select Receivables Issuer Trust, Series 2025-4A, Class A2, 4.170%, 2/18/2031(a)	116,010
40,602	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	40,939
129,617	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	130,469
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$97,848	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	$97,928
121,108	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	121,450
249,836	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	250,064
160,376	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	160,381
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	230,773
260,000	GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, 4.170%, 8/21/2028	259,795
128,446	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	129,259
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	218,095
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	722,430
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	248,398
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	239,505
185,430	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	186,521
325,000	Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.970%, 12/15/2028(a)	323,836
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	140,351
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	227,516
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,352
85,454	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	85,693
159,841	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	160,037
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	376,092
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	125,889
171,594	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	172,012
395,000	NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.230%, 10/15/2030(a)	393,168
325,000	NextGear Floorplan Master Owner Trust, Series 2026-1A, Class A2, 4.070%, 2/18/2031(a)	321,848
140,058	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	140,350
100,933	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	100,982
85,824	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	86,245
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	172,454
506,688	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	510,034
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	595,443
106,770	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	107,053
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,271
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$235,000	Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.170%, 4/15/2030	$234,547
148,228	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	148,692
60,649	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	60,701
159,442	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	160,146
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,470
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	230,946
400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	400,648
365,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.270%, 1/22/2029(a)	365,369
625,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.110%, 4/20/2029(a)	622,331
175,613	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	176,307
659,261	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	659,302
260,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.960%, 11/20/2028(a)	258,753
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,121
59,326	Veros Auto Receivables Trust, Series 2026-1, Class A, 4.530%, 8/15/2028(a)	59,293
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,041
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	698,903
137,345	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	137,612
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,421
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	311,061
115,000	Westlake Automobile Receivables Trust, Series 2025-2A, Class A3, 4.510%, 5/15/2029(a)	115,331
170,000	Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.220%, 6/15/2029(a)	169,627
196,905	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	197,654
139,252	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	140,467
151,996	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	153,032
82,662	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	83,247
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	235,606
400,000	World Omni Auto Receivables Trust, Series 2025-C, Class A3, 4.080%, 11/15/2030	399,390
		29,072,405
	ABS Credit Card — 0.6%
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	626,278
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	$330,239
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	245,398
		1,201,915
	ABS Other — 3.6%
590,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	590,131
105,743	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	97,051
14,541	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	14,572
43,217	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	43,744
165,596	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	165,878
545,000	Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, 5.858%, 12/20/2055(a)	551,528
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	238,000
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	60,296
212,576	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	215,064
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	266,056
169,178	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	169,516
146,261	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	146,629
180,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	183,072
42,369	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	42,562
31,401	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	31,490
60,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	59,829
149,167	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	149,735
20,290	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	20,088
72,082	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	72,778
133,794	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	134,692
370,000	Octane Receivables Trust, Series 2025-1A, Class A2, 4.250%, 2/20/2031(a)	369,482
280,094	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	280,081
282,405	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	284,102
15,663	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	15,691
124,198	Reach ABS Trust, Series 2026-1A, Class A, 4.320%, 2/15/2033(a)	124,087
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	136,870
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	205,767
Principal Amount	Description	Value (†)
	ABS Other — continued
$175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	$177,836
255,000	SCF Equipment Leasing LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	259,230
360,000	SCF Equipment Leasing LLC, Series 2025-2A, Class A3, 4.330%, 6/20/2036(a)	357,605
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	320,597
440,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	443,329
133,692	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	134,658
71,353	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	71,489
75,882	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	78,111
149,703	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	150,792
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	529,056
		7,191,494
	ABS Residential Mortgage — 0.0%
976	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	924
	ABS Student Loan — 0.0%
45,755	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	45,400
24,140	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	22,637
		68,037
	ABS Whole Business — 0.1%
155,000	SEB Funding LLC, Series 2026-1A, Class A2, 6.665%, 1/30/2056(a)	153,761
	Aerospace & Defense — 0.3%
275,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	280,659
300,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	297,661
		578,320
	Agency Commercial Mortgage-Backed Securities — 1.0%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,713,561
336,516	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	333,114
		2,046,675
	Airlines — 0.1%
190,000	Southwest Airlines Co., 4.375%, 11/15/2028	187,537
	Apartment REITs — 0.3%
200,000	Camden Property Trust, 4.900%, 2/28/2036	193,980
439,000	Mid-America Apartments LP, 4.650%, 1/15/2033	431,150
		625,130
	Automotive — 3.0%
132,000	American Honda Finance Corp., 4.450%, 1/08/2031	129,382
570,000	BMW U.S. Capital LLC, 5.000%, 3/19/2033(a)	563,468
424,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	430,089
465,000	Denso Corp., 1.239%, 9/16/2026(a)	458,385
285,000	General Motors Co., 5.625%, 4/15/2030	293,024
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — continued
$225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	$226,953
155,000	Hyundai Capital America, 4.250%, 9/18/2028(a)	153,594
177,000	Hyundai Capital America, 5.000%, 4/07/2031(a)	177,112
375,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	379,002
345,000	LKQ Corp., 5.750%, 6/15/2028	351,126
659,000	Mercedes-Benz Finance North America LLC, 4.250%, 3/10/2029(a)	654,242
521,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	523,458
290,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	288,405
353,000	Toyota Motor Credit Corp., 4.650%, 9/03/2032	350,381
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	357,468
240,000	Toyota Motor Credit Corp., Series B, 4.600%, 3/11/2033	236,293
440,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	445,262
		6,017,644
	Banking — 15.3%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	403,401
500,000	Ally Financial, Inc., (fixed rate to 7/31/2032, variable rate thereafter), 5.548%, 7/31/2033	491,139
565,000	American Express Co., (fixed rate to 2/10/2031, variable rate thereafter), 4.456%, 2/10/2032	559,149
320,000	ANZ New Zealand International Ltd., 4.000%, 1/22/2029(a)	317,321
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	332,777
600,000	Banco Bilbao Vizcaya Argentaria SA, 4.150%, 3/03/2029	593,012
705,000	Bank of America Corp., (fixed rate to 2/06/2031, variable rate thereafter), 4.456%, 2/06/2032	696,177
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	237,107
520,000	Bank of New York Mellon Corp., (fixed rate to 1/22/2029, variable rate thereafter), 4.026%, 1/22/2030	514,795
87,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	88,148
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	246,475
390,000	Bank of Nova Scotia, (fixed rate to 9/15/2030, variable rate thereafter), 4.338%, 9/15/2031	384,777
350,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	359,779
826,000	Barclays PLC, (fixed rate to 11/11/2028, variable rate thereafter), 4.476%, 11/11/2029	821,469
340,000	Barclays PLC, (fixed rate to 2/24/2036, variable rate thereafter), 5.207%, 2/24/2037	329,047
440,000	BNP Paribas SA, (fixed rate to 1/15/2033, variable rate thereafter), 4.916%, 1/15/2034(a)	430,241
144,000	Canadian Imperial Bank of Commerce, (fixed rate to 1/29/2029, variable rate thereafter), 4.283%, 1/29/2030	143,029
416,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	419,328
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	333,621
Principal Amount	Description	Value (†)
	Banking — continued
$290,000	Capital One Financial Corp., (fixed rate to 1/30/2031, variable rate thereafter), 4.722%, 1/30/2032	$285,602
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	410,539
330,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	331,070
584,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	584,966
310,000	Cooperatieve Rabobank UA, (fixed rate to 5/27/2030, variable rate thereafter), 4.990%, 5/27/2031(a)	312,986
495,000	Credit Agricole SA, (fixed rate to 1/12/2031, variable rate thereafter), 4.656%, 1/12/2032(a)	488,194
520,000	Danske Bank AS, (fixed rate to 3/27/2031, variable rate thereafter), 4.999%, 3/27/2032(a)	521,293
260,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	259,021
345,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	348,561
635,000	DNB Bank ASA, (fixed rate to 3/30/2031, variable rate thereafter), 4.832%, 3/30/2032(a)	633,487
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	237,225
305,000	Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030(a)	303,416
305,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	312,787
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	250,912
413,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	413,511
894,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2028, variable rate thereafter), 4.148%, 1/21/2029	888,484
451,000	Goldman Sachs Group, Inc., (fixed rate to 10/21/2035, variable rate thereafter), 4.939%, 10/21/2036	436,756
512,000	HSBC Holdings PLC, (fixed rate to 3/10/2031, variable rate thereafter), 4.675%, 3/10/2032	505,215
385,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	387,807
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	238,562
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	217,858
450,000	ING Groep NV, (fixed rate to 3/23/2036, variable rate thereafter), 5.420%, 3/23/2037	448,686
385,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	366,326
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	237,053
469,000	KBC Group NV, (fixed rate to 9/23/2030, variable rate thereafter), 4.454%, 9/23/2031(a)	461,665
390,000	Lloyds Banking Group PLC, (fixed rate to 2/10/2029, variable rate thereafter), 4.241%, 2/10/2030	385,799
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	242,515
375,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	374,380
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$300,000	Morgan Stanley, (fixed rate to 1/16/2031, variable rate thereafter), 4.493%, 1/16/2032	$294,956
458,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	457,811
350,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	355,383
415,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	419,720
324,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	318,972
465,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	463,560
355,000	National Bank of Canada, 4.500%, 10/10/2029	355,200
276,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	280,421
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	432,887
705,000	NatWest Markets PLC, 4.893%, 3/27/2031(a)	706,459
710,000	PNC Bank NA, (fixed rate to 7/21/2027, variable rate thereafter), 4.429%, 7/21/2028	709,729
700,000	Royal Bank of Canada, (fixed rate to 8/06/2028, variable rate thereafter), 4.498%, 8/06/2029	699,999
230,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	222,103
280,000	Societe Generale SA, (fixed rate to 5/22/2030, variable rate thereafter), 5.512%, 5/22/2031(a)	285,842
365,000	Standard Chartered PLC, (fixed rate to 1/13/2029, variable rate thereafter), 4.299%, 1/13/2030(a)	361,146
340,000	Standard Chartered PLC, (fixed rate to 6/05/2031, variable rate thereafter), 4.529%, 6/05/2032(a)	331,976
260,000	Sumitomo Mitsui Financial Group, Inc., (fixed rate to 1/15/2036, variable rate thereafter), 5.046%, 1/15/2037	255,697
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	403,561
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	426,230
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	389,885
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	327,567
70,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	67,935
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	144,880
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	243,851
285,000	Toronto-Dominion Bank, 4.411%, 1/13/2031	282,258
104,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	104,321
485,000	Truist Bank, (fixed rate to 7/24/2027, variable rate thereafter), 4.420%, 7/24/2028	484,975
521,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	512,451
585,000	Wells Fargo & Co., (fixed rate to 1/23/2029, variable rate thereafter), 4.182%, 1/23/2030	579,817
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	455,805
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	337,466
390,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	395,838
		30,694,169
	Brokerage — 1.3%
158,000	Apollo Global Management, Inc., 5.150%, 8/12/2035	153,024
125,000	BGC Group, Inc., 6.150%, 4/02/2030	127,137
Principal Amount	Description	Value (†)
	Brokerage — continued
$149,000	Brookfield Asset Management Ltd., 4.653%, 11/15/2030	$147,678
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	322,053
145,000	Jefferies Financial Group, Inc., 5.500%, 2/15/2036	139,170
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	291,005
230,000	LPL Holdings, Inc., 5.150%, 6/15/2030	231,001
320,000	Lseg U.S. Fin Corp., 5.250%, 3/23/2036(a)	316,857
275,000	Marex Group PLC, 5.829%, 5/08/2028	277,968
113,000	Marex Group PLC, 6.404%, 11/04/2029	116,375
420,000	TPG Operating Group II LP, 5.375%, 1/15/2036	406,184
		2,528,452
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	269,321
	Chemicals — 0.6%
240,000	Cabot Corp., 4.000%, 7/01/2029	237,126
470,000	Eastman Chemical Co., 4.500%, 2/20/2031	459,552
125,000	LYB International Finance III LLC, 5.125%, 1/15/2031	125,152
148,000	Mosaic Co., 4.350%, 1/15/2029	147,217
200,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	196,560
		1,165,607
	Collateralized Mortgage Obligations — 0.5%
23,910	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.297%, 7/20/2064(b)	23,906
25,301	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.283%, 7/20/2064(b)	25,297
113	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	102
14,041	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	13,557
69,464	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 4.703%, 2/20/2066(b)	69,786
636,975	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	617,050
46,282	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.233%, 12/20/2068(b)	46,241
35,901	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.183%, 10/20/2068(b)	35,894
142,431	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.183%, 5/20/2069(b)	142,209
		974,042
	Construction Machinery — 0.4%
423,000	Caterpillar Financial Services Corp., 3.950%, 11/14/2028	420,975
152,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	150,054
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	286,193
		857,222
	Consumer Cyclical Services — 0.4%
139,000	Airbnb, Inc., 4.650%, 3/16/2031	138,687
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$325,000	Block Financial LLC, 5.375%, 9/15/2032	$315,412
285,000	eBay, Inc., 4.250%, 3/06/2029	283,501
		737,600
	Consumer Products — 0.1%
135,000	Hasbro, Inc., 4.650%, 3/12/2031	133,315
165,000	Polaris, Inc., 5.600%, 3/01/2031	163,522
		296,837
	Diversified Manufacturing — 0.8%
445,000	Amphenol Corp., 4.375%, 6/12/2028	446,301
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	320,253
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	323,057
305,000	Vertiv Holdings Co., 4.850%, 3/15/2036	296,572
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	273,578
		1,659,761
	Electric — 3.0%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	287,390
425,000	Ameren Corp., 5.000%, 1/15/2029	431,704
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	150,893
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	119,033
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	336,054
265,000	DTE Energy Co., 4.950%, 7/01/2027	266,714
304,000	ENEL Finance International NV, 4.375%, 9/30/2030(a)	298,574
220,000	Evergy, Inc., 4.250%, 3/15/2029	218,320
365,000	Exelon Corp., 4.950%, 3/15/2036	354,005
125,000	ITC Holdings Corp., 5.500%, 4/15/2036(a)	125,370
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	285,440
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	367,894
340,000	National Rural Utilities Cooperative Finance Corp., Series D, 4.050%, 2/09/2029	337,750
280,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	281,351
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	303,874
125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	126,059
190,000	Pacific Gas & Electric Co., 6.100%, 1/15/2029	196,608
260,000	PacifiCorp, 4.250%, 3/15/2029	257,054
99,000	PacifiCorp, 5.100%, 4/15/2031	99,251
130,000	Public Service Co. of Colorado, 4.150%, 3/13/2029	129,628
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	235,308
247,000	Southern California Edison Co., 5.150%, 6/01/2029	250,470
303,000	Virginia Electric & Power Co., 4.950%, 3/15/2036	295,362
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	135,515
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	100,513
110,000	Xcel Energy, Inc., (fixed rate to 9/03/2031, variable rate thereafter), 5.750%, 12/03/2056	107,380
		6,097,514
	Finance Companies — 3.8%
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.125%, 2/28/2029	325,536
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	266,407
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	196,984
90,000	Apollo Debt Solutions BDC, 5.700%, 1/23/2031(a)	87,797
108,000	Apollo Debt Solutions BDC, 5.875%, 8/30/2030	106,301
120,000	ARES Capital Corp., 5.250%, 4/12/2031	116,003
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	229,643
Principal Amount	Description	Value (†)
	Finance Companies — continued
$82,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	$80,805
230,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	231,198
73,000	Avolon Holdings Funding Ltd., 4.200%, 4/15/2029(a)	71,632
292,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	292,961
294,000	Avolon Holdings Funding Ltd., 4.950%, 10/15/2032(a)	286,349
170,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	167,314
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	72,611
115,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/01/2031	109,713
315,000	Barings BDC, Inc., 5.200%, 9/15/2028	307,779
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	268,466
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	220,251
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	280,467
200,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	188,871
95,000	FS KKR Capital Corp., 6.125%, 1/15/2030	90,436
104,000	FS KKR Capital Corp., 7.875%, 1/15/2029	105,177
190,000	GATX Corp., 5.400%, 3/15/2027	191,392
161,000	GATX Corp., 5.500%, 6/15/2035	162,328
72,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	71,070
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	24,919
195,000	Golub Capital BDC, Inc., 7.050%, 12/05/2028	199,437
75,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	73,965
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	318,432
52,000	Hercules Capital, Inc., 5.350%, 2/10/2029	50,970
185,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030(a)	176,904
185,000	HPS Corporate Lending Fund, 5.650%, 4/02/2031(a)	177,470
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	240,865
215,000	Main Street Capital Corp., 3.000%, 7/14/2026	213,414
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,342
255,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	258,784
75,000	MSD Investment Corp., 6.125%, 2/05/2031(a)	72,730
105,000	MSD Investment Corp., 6.250%, 5/31/2030	102,654
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	109,469
135,000	North Haven Private Income Fund LLC, 5.125%, 9/25/2028(a)	131,470
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	233,170
643,000	Takeoff Merger Sub, Inc., 4.500%, 3/24/2029(a)	638,862
		7,591,348
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 4.950%, 11/15/2030(a)	245,230
	Food & Beverage — 1.6%
445,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	454,221
371,000	Campbell's Co., 4.550%, 3/21/2031	359,676
275,000	Cargill, Inc., 4.125%, 10/23/2030(a)	271,016
556,000	Conagra Brands, Inc., 5.300%, 10/01/2026	558,530
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	311,826
113,000	Maple Parent Holdings Corp., 5.050%, 3/26/2031(a)	112,522
125,000	McCormick & Co., Inc., 4.150%, 2/15/2029	123,787
448,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	420,779
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	441,844
214,000	Sysco Corp., 4.400%, 7/25/2031	207,549
		3,261,750
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Gaming — 0.4%
$180,000	GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/01/2036	$175,068
435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	440,664
180,000	VICI Properties LP, 4.750%, 4/01/2028	180,183
		795,915
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	432,470
	Health Care REITs — 0.2%
355,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	356,442
	Health Insurance — 0.2%
371,000	Elevance Health, Inc., 4.000%, 9/15/2028	367,778
	Healthcare — 1.2%
352,000	Abbott Laboratories, 4.650%, 3/15/2036	344,206
441,000	Cardinal Health, Inc., 5.000%, 11/15/2029	447,631
375,000	Cencora, Inc., 4.900%, 2/13/2036	367,404
124,000	GE HealthCare Technologies, Inc., 4.150%, 12/15/2028	123,190
275,000	Illumina, Inc., 4.650%, 9/09/2026	275,034
330,000	Illumina, Inc., 4.750%, 12/12/2030	328,299
320,000	IQVIA, Inc., 5.700%, 5/15/2028	326,195
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	192,728
		2,404,687
	Hybrid ARMs — 0.0%
8,468	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.234%, 1/01/2035(b)	8,704
14,488	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.523%, 5/01/2036(b)	14,961
		23,665
	Industrial Other — 0.3%
271,000	Jacobs Solutions, Inc., 4.750%, 3/03/2031	267,207
436,000	WSP Global, Inc., 5.714%, 9/18/2036(a)	432,077
		699,284
	Integrated Energy — 0.2%
340,000	Chevron USA, Inc., 4.687%, 4/15/2030	345,285
	Life Insurance — 5.2%
62,000	American National Global Funding, 4.625%, 12/15/2028(a)	61,524
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	204,165
181,000	American National Group, Inc., 6.000%, 7/15/2035	176,454
77,000	Athene Global Funding, 4.830%, 5/09/2028(a)	76,725
359,000	Athene Global Funding, 5.380%, 1/07/2030(a)	359,569
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	402,574
409,000	CNO Global Funding, 2.650%, 1/06/2029(a)	387,442
53,000	CNO Global Funding, 4.375%, 9/08/2028(a)	52,548
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	263,409
367,000	F&G Global Funding, 4.500%, 1/09/2029(a)	359,487
82,000	F&G Global Funding, 4.650%, 9/08/2028(a)	80,970
250,000	Fortitude Global Funding, 4.625%, 10/06/2028(a)	247,462
220,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	216,921
355,000	Jackson National Life Global Funding, 4.550%, 9/09/2030(a)	347,778
315,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	314,844
210,000	Lincoln Financial Global Funding, 4.200%, 1/12/2029(a)	207,651
Principal Amount	Description	Value (†)
	Life Insurance — continued
$292,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	$292,042
316,000	MassMutual Global Funding II, 4.000%, 1/22/2029(a)	312,663
388,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	392,156
148,000	MetLife, Inc., (fixed rate to 3/15/2036, variable rate thereafter), 5.850%, 3/15/2056	145,261
9,000	Mutual of Omaha Cos Global Funding, 4.546%, 1/13/2031(a)	8,889
399,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	401,515
111,000	New York Life Global Funding, 4.050%, 2/02/2029(a)	110,146
125,000	New York Life Global Funding, 4.150%, 7/25/2028(a)	124,589
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	457,380
201,000	Nippon Life Insurance Co., 4.748%, 4/02/2031(a)	201,503
332,000	NLG Global Funding, 4.350%, 9/15/2030(a)	326,082
130,000	NLG Global Funding, 5.400%, 1/23/2030(a)	132,932
325,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	328,403
332,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	334,932
395,000	Pricoa Global Funding I, 4.750%, 8/26/2032(a)	390,170
336,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	341,128
243,000	Protective Life Corp., 4.700%, 1/15/2031(a)	240,659
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	386,973
393,000	RGA Global Funding, 4.600%, 11/25/2030(a)	388,398
406,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	406,128
173,000	SBL Holdings, Inc., 5.900%, 9/26/2028(a)	163,271
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	301,879
336,000	Western-Southern Global Funding, 4.500%, 7/16/2028(a)	335,891
105,000	Western-Southern Global Funding, 4.700%, 12/10/2032(a)	102,256
		10,384,769
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	299,605
360,000	Marriott International, Inc., 5.550%, 10/15/2028	369,333
		668,938
	Media Entertainment — 0.3%
196,000	Omnicom Group, Inc., 5.000%, 6/02/2033	191,439
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	388,520
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	122,629
		702,588
	Metals & Mining — 0.6%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	207,843
500,000	Glencore Funding LLC, 5.508%, 4/01/2036(a)	501,082
413,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	419,466
		1,128,391
	Midstream — 0.7%
508,000	Energy Transfer LP, 4.550%, 1/15/2031	503,388
322,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	328,554
205,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	205,664
338,000	Targa Resources Corp., 4.350%, 1/15/2029	336,584
		1,374,190
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — 0.4%
$51	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	$51
4,707	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,595
2,545	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,527
13,402	Government National Mortgage Association, 4.015%, 4/20/2063(b)	13,238
26,462	Government National Mortgage Association, 4.162%, 9/20/2066(b)	26,272
37,870	Government National Mortgage Association, 4.172%, 10/20/2066(b)	37,631
45,958	Government National Mortgage Association, 4.340%, 10/20/2066(b)	45,798
38,565	Government National Mortgage Association, 4.349%, 11/20/2066(b)	38,419
626	Government National Mortgage Association, 4.394%, 11/20/2064(b)	616
210,564	Government National Mortgage Association, 4.559%, 7/20/2067(b)	209,961
27,339	Government National Mortgage Association, 4.599%, 9/20/2066(b)	27,287
274,786	Government National Mortgage Association, 4.691%, 4/20/2067(b)	274,249
17,278	Government National Mortgage Association, 4.700%, 8/20/2066(b)	17,241
8,350	Government National Mortgage Association, 4.700%, 10/20/2066(b)	8,334
7,396	Government National Mortgage Association, 4.700%, 11/20/2066(b)	7,380
15,874	Government National Mortgage Association, 4.700%, 1/20/2067(b)	15,803
		729,402
	Natural Gas — 0.3%
380,000	NiSource, Inc., 5.200%, 7/01/2029	387,517
155,000	Sempra, 5.400%, 8/01/2026	155,247
		542,764
	Non-Agency Commercial Mortgage-Backed Securities — 7.4%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.416%, 6/15/2040(a)(b)	105,263
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	249,730
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	774,142
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	663,872
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	346,097
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,024,608
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	768,200
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	265,157
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	531,147
285,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.173%, 11/15/2042(a)(b)	284,644
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.198%, 12/15/2038(a)(b)	516,968
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	$392,531
145,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.223%, 12/15/2042(a)(b)	145,122
475,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.373%, 7/15/2044(a)(b)	472,922
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.117%, 4/15/2042(a)(b)	602,998
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	511,086
286,525	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	284,571
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	100,279
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	727,935
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	442,848
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	341,445
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	100,000
257,577	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	257,577
570,863	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	499,107
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	341,044
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	231,213
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	172,462
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	254,362
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	542,798
18,505	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	18,209
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	509,003
475,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	398,706
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	473,355
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	209,672
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	437,257
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	785,113
		14,781,443
	Office REITs — 0.1%
120,000	Cousins Properties LP, 4.875%, 3/01/2033	115,532
	Oil Field Services — 0.1%
240,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	235,935
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Other REITs — 0.6%
$299,000	EPR Properties, 4.750%, 11/15/2030	$291,821
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	199,105
200,000	Host Hotels & Resorts LP, 4.250%, 12/15/2028	197,630
430,000	Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/2033(a)	418,162
		1,106,718
	Packaging — 0.3%
148,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028	148,894
180,000	Amcor Flexibles North America, Inc., 5.125%, 3/12/2036	174,999
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	343,245
		667,138
	Pharmaceuticals — 0.8%
131,000	AbbVie, Inc., 4.125%, 3/15/2031	129,099
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	457,828
275,000	Merck & Co., Inc., 4.750%, 12/04/2035	269,840
500,000	Novartis Capital Corp., 4.100%, 11/05/2030	494,430
340,000	Novartis Capital Corp., 4.900%, 3/18/2036	339,187
		1,690,384
	Property & Casualty Insurance — 1.1%
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	270,781
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	439,891
382,000	Enact Holdings, Inc., 6.250%, 5/28/2029	393,151
370,000	Essent Group Ltd., 6.250%, 7/01/2029	382,737
280,000	Progressive Corp., 5.150%, 3/26/2036	280,395
193,000	SiriusPoint Ltd., 7.000%, 4/05/2029	201,411
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	229,412
		2,197,778
	Railroads — 0.1%
220,000	Canadian Pacific Railway Co., 4.000%, 3/15/2029	217,594
	Restaurants — 0.2%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	329,410
	Retail REITs — 0.4%
230,000	Realty Income Corp., 4.750%, 4/15/2033	226,875
75,000	Regency Centers LP, 4.500%, 3/15/2033	73,135
454,000	Simon Property Group LP, 4.300%, 1/15/2031	447,432
		747,442
	Retailers — 1.2%
381,000	Alimentation Couche-Tard, Inc., 4.148%, 9/29/2028(a)	378,335
462,000	Amazon.com, Inc., 4.650%, 11/20/2035	453,013
285,000	Amazon.com, Inc., 4.875%, 3/13/2036	282,403
199,000	AutoNation, Inc., 4.450%, 1/15/2029	197,346
367,000	AutoZone, Inc., 5.050%, 7/15/2026	367,605
300,000	Genuine Parts Co., 4.950%, 8/15/2029	298,954
353,000	PVH Corp., 5.500%, 6/13/2030	355,622
		2,333,278
	Sovereigns — 0.2%
355,000	Mexico Government International Bonds, 5.375%, 3/22/2033	346,658
	Technology — 3.8%
347,000	Alphabet, Inc., 4.100%, 2/15/2031	344,589
322,000	Analog Devices, Inc., 4.250%, 6/15/2028	322,509
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	343,488
305,000	Avnet, Inc., 6.250%, 3/15/2028	314,141
395,000	Broadcom, Inc., 5.050%, 7/12/2029	403,167
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	384,072
Principal Amount	Description	Value (†)
	Technology — continued
$399,000	CGI, Inc., 4.950%, 3/14/2030	$401,067
315,000	Equifax, Inc., 4.800%, 9/15/2029	316,851
250,000	Equifax, Inc., 5.100%, 6/01/2028	253,185
209,000	Equinix Europe 2 Financing Corp. LLC, 4.600%, 11/15/2030	207,051
336,000	Fidelity National Information Services, Inc., 4.800%, 3/10/2031	333,363
250,000	Flex Ltd., 6.000%, 1/15/2028	255,108
422,000	Gartner, Inc., 5.600%, 11/20/2035	400,282
417,000	Global Payments, Inc., 4.875%, 11/15/2030	409,511
455,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2030	446,729
375,000	Hewlett Packard Enterprise Co., 5.250%, 4/01/2033	372,775
156,000	Jabil, Inc., 4.200%, 2/01/2029	154,107
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	252,164
245,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 8/19/2028	243,816
482,000	Oracle Corp., 4.950%, 2/04/2031	471,608
155,000	Oracle Corp., 5.700%, 2/04/2036	149,031
130,000	Roper Technologies, Inc., 4.250%, 9/15/2028	129,152
352,000	Salesforce, Inc., 5.550%, 3/15/2036	350,905
250,000	TD SYNNEX Corp., 4.300%, 1/17/2029	247,222
202,000	Western Union Co., 4.750%, 6/15/2029	200,201
		7,706,094
	Tobacco — 0.2%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	400,295
	Transportation Services — 0.7%
164,000	Element Fleet Management Corp., 4.641%, 11/24/2030(a)	161,688
402,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	405,699
297,000	Fedex Freight Holding Co., Inc., 4.650%, 3/15/2031(a)	291,911
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	354,403
191,000	Sydney Airport Finance Co. Pty. Ltd., 5.248%, 3/26/2036(a)	189,418
		1,403,119
	Treasuries — 18.5%
1,000,000	U.S. Treasury Notes, 3.375%, 12/31/2027	992,305
3,212,000	U.S. Treasury Notes, 3.500%, 11/30/2030	3,152,904
5,226,000	U.S. Treasury Notes, 3.500%, 2/28/2031	5,124,746
2,593,000	U.S. Treasury Notes, 3.625%, 9/30/2030	2,560,689
2,188,000	U.S. Treasury Notes, 3.625%, 10/31/2030	2,159,710
11,880,000	U.S. Treasury Notes, 3.625%, 12/31/2030	11,718,506
1,348,000	U.S. Treasury Notes, 3.750%, 1/31/2031	1,336,521
5,970,000	U.S. Treasury Notes, 4.000%, 11/15/2035	5,823,548
3,277,000	U.S. Treasury Notes, 4.250%, 5/15/2035	3,268,296
819,000	U.S. Treasury Notes, 4.250%, 8/15/2035	815,929
		36,953,154
	Utility Other — 0.5%
700,000	American Water Capital Corp., 5.200%, 4/01/2036	701,435
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	260,989
		962,424
	Wireless — 0.3%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	266,855
340,000	Softbank Corp., 4.699%, 7/09/2030(a)	337,826
		604,681
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Wirelines — 0.2%
$435,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	$441,336
	Total Bonds and Notes (Identified Cost $199,046,289)	197,719,676

Short-Term Investments — 1.2%
2,312,185	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $2,312,323 on 4/01/2026 collateralized by $2,251,500 U.S. Treasury Note, 4.625% due 4/30/2031 valued at $2,358,619 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,312,185)	2,312,185
	Total Investments — 99.9% (Identified Cost $201,358,474)	200,031,861
	Other assets less liabilities — 0.1%	225,738
	Net Assets — 100.0%	$200,257,599

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $70,711,954 or 35.3% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	40	$4,390,565	$4,327,188	$(63,377)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	77	8,937,530	8,740,703	(196,827)
Total					$(260,204)
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.7% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,202,279
264,337	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	261,794
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	3,983,450
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	646,250
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,571,160
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,270,897
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,736,608
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,347,758
246,966	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	247,905
		18,268,101
	ABS Home Equity — 0.0%
3,428	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.315%, 3/25/2044(b)(c)	3,007
3,686	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.855%, 8/25/2042(b)(c)	3,490
		6,497
	ABS Other — 0.1%
225,846	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	228,597
115,364	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	114,216
372,425	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	376,021
		718,834
	ABS Student Loan — 0.6%
653,408	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	631,907
206,700	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	196,368
867,161	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	787,641
2,147,392	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	1,921,622
396,471	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	375,415
		3,912,953
	Agency Commercial Mortgage-Backed Securities — 25.9%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,560,951
17,526,436	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,544,516
9,147,635	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.199%, 9/25/2029(b)	9,133,685
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	$10,432,562
8,345,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K546, Class A2, 4.361%, 5/25/2030	8,372,313
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,804,331
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,266,134
6,518,047	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	6,478,898
1,080,738	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 3.849%, 1/25/2028(b)	1,076,831
3,366,915	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 3.849%, 8/25/2028(b)	3,347,233
6,221,178	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 3.869%, 9/25/2028(b)	6,172,373
229,287	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR HCDC + 0.530%, 4.199%, 1/25/2027(b)	229,111
4,900,667	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 4.483%, 2/25/2027(b)	4,903,991
6,445,633	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 4.569%, 2/25/2027(b)	6,475,676
14,091,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 4.583%, 3/25/2030(b)	14,134,946
14,091,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 4.669%, 3/25/2030(b)	14,181,237
1,610,242	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.253%, 5/25/2030(b)	1,607,890
1,485,867	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.249%, 5/25/2030(b)	1,487,476
1,892,389	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.223%, 6/25/2030(b)	1,888,181
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,063,261	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.179%, 6/25/2030(b)	$1,059,939
367,084	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.143%, 6/25/2027(b)	366,963
275,313	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.069%, 6/25/2027(b)	274,941
271,805	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.083%, 7/25/2030(b)	271,333
228,662	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 3.989%, 7/25/2030(b)	226,833
24,544	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.083%, 8/25/2030(b)	24,434
65,429	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 3.999%, 8/25/2030(b)	64,940
487,206	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.073%, 8/25/2027(b)	486,466
435,061	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 3.989%, 8/25/2027(b)	433,956
156,787	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.063%, 10/25/2027(b)	156,508
188,246	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 3.979%, 10/25/2027(b)	187,482
1,022,471	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 3.919%, 12/25/2030(b)	1,012,465
302,438	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	301,297
2,210,979	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	2,188,629
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,716,652
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,163,683
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,367,073	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 4.433%, 8/25/2029(b)	$8,374,737
1,603,187	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.123%, 4/25/2030(b)	1,598,722
1,763,225	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.039%, 4/25/2030(b)	1,752,824
3,653,528	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 2.196%, 5/25/2051(b)	3,644,892
228,516	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.243%, 1/25/2027(b)	227,890
36,290	Government National Mortgage Association, Series 2003-72, Class Z, 5.491%, 11/16/2045(b)	36,373
		170,670,294
	Collateralized Mortgage Obligations — 6.2%
16,044	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	15,666
254,285	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	257,940
372,696	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	372,972
154,336	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	157,159
370,843	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.533%, 6/15/2048(b)	347,842
154,675	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.774%, 12/15/2036(b)(c)	158,374
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 5.887%, 6/15/2043(b)(c)	91,568
167,565	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 5.059%, 10/25/2044(b)(c)	153,265
286,960	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	291,112
170,741	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 3.842%, 7/25/2037(b)(c)	165,911
354,238	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.489%, 8/25/2038(b)	345,200
771,490	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.226%, 6/25/2042(b)(c)	753,950
840,786	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 4.326%, 6/25/2042(b)(c)	826,957
2,156,373	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.286%, 8/25/2042(b)	2,134,633
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 4.776%, 7/25/2043(b)	1,787,559
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,314,279	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.176%, 2/25/2045(b)	$2,276,457
2,502,416	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.296%, 6/25/2050(b)	2,352,119
559,971	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 3.990%, 2/20/2035(b)(c)	554,012
466,477	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.310%, 10/20/2037(b)(c)	459,923
43,521	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 4.940%, 11/20/2059(b)(c)	42,595
94,841	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.113%, 10/20/2060(b)	94,597
87,109	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 10/20/2060(b)(c)	85,977
67,081	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.163%, 12/20/2060(b)(c)	65,932
3,065	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 4.383%, 2/20/2061(b)(c)	3,037
1,258,558	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.040%, 9/20/2038(b)	1,258,175
77	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.233%, 5/20/2062(b)(c)	75
49,831	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.303%, 8/20/2062(b)(c)	49,336
3,728	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.283%, 10/20/2062(b)(c)	3,616
2,256	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.283%, 12/20/2062(b)(c)	2,190
133,492	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.133%, 3/20/2063(b)(c)	131,841
151,514	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.183%, 3/20/2063(b)(c)	149,758
23,444	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.253%, 5/20/2063(b)(c)	23,197
719,793	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.297%, 7/20/2064(b)	719,679
751,882	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.283%, 7/20/2064(b)	751,773
306,907	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.267%, 2/20/2065(b)(c)	303,675
3,019	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	2,709
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$35,906	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.263%, 4/20/2065(b)(c)	$35,532
237,316	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	229,134
645	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.033%, 4/20/2065(b)(c)	623
255,306	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.013%, 5/20/2065(b)(c)	251,737
10,092	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.083%, 7/20/2065(b)(c)	9,739
244	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.483%, 10/20/2065(b)(c)	237
2,177	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.463%, 8/20/2061(b)(c)	2,118
761,041	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 4.703%, 2/20/2066(b)	764,568
195,319	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.333%, 9/20/2066(b)(c)	193,484
814,701	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 4.533%, 2/20/2067(b)(c)	808,666
1,801,427	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 4.861%, 6/20/2068(b)	1,811,423
20,294	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.133%, 9/20/2068(b)	20,251
4,851,270	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.203%, 9/20/2068(b)	4,839,542
5,334,229	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,067,798
128,142	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 3.950%, 8/20/2069(b)(c)	126,884
1,076,187	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.182%, 4/20/2048(b)	1,074,900
2,130,080	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.232%, 5/20/2046(b)	1,987,171
300,155	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.000%, 1/20/2070(b)(c)	297,433
1,668,858	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 4.383%, 1/20/2070(b)	1,669,088
1,711,118	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.283%, 6/20/2069(b)	1,712,213
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,206,037	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 4.433%, 4/20/2070(b)	$2,209,529
619,926	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.183%, 5/20/2070(b)(c)	612,949
		40,915,800
	Hybrid ARMs — 1.6%
41,657	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 5.875%, 2/01/2035(b)	42,886
275,413	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 5.976%, 2/01/2036(b)	283,193
55,220	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.206%, 6.074%, 9/01/2038(b)	56,743
200,457	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.102%, 3/01/2036(b)	208,928
378,670	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.290%, 6.104%, 2/01/2036(b)	389,145
185,612	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 6.124%, 6/01/2037(b)	191,567
619,931	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.163%, 3/01/2037(b)	644,056
120,702	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.177%, 4/01/2037(b)	124,115
113,471	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.220%, 7/01/2033(b)	115,955
94,910	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.747%, 6.277%, 4/01/2037(b)	97,346
46,807	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	47,814
131,497	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.307%, 9/01/2038(b)	135,482
62,578	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.714%, 6.418%, 11/01/2038(b)	63,961
79,689	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.911%, 6.493%, 12/01/2034(b)	81,487
605,600	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 6.498%, 1/01/2046(b)	632,151
306,650	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 6.500%, 9/01/2035(b)	314,980
15,167	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.775%, 6.514%, 12/01/2037(b)	15,576
47,342	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.676%, 6.547%, 3/01/2038(b)	48,311
51,291	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.828%, 6.664%, 11/01/2038(b)	52,696
165,754	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.889%, 6.879%, 9/01/2041(b)	171,925
10,560	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 5.460%, 2/01/2037(b)	10,740
216,432	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 5.810%, 1/01/2036(b)	223,077
126,293	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.546%, 5.842%, 7/01/2035(b)	131,011
67,950	Federal National Mortgage Association, 1 yr. CMT + 2.160%, 5.877%, 9/01/2034(b)	69,592
149,686	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 5.905%, 2/01/2037(b)	153,969
27,403	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.716%, 5.994%, 1/01/2037(b)	28,190
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$418,408	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.003%, 4/01/2034(b)	$429,163
63,343	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.050%, 12/01/2041(b)	65,528
60,805	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 6.065%, 4/01/2034(b)	62,213
340,973	Federal National Mortgage Association, 1 yr. CMT + 2.163%, 6.098%, 12/01/2040(b)	352,730
83,452	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.131%, 5/01/2035(b)	86,384
380,218	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.177%, 4/01/2037(b)	391,425
56,119	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.184%, 10/01/2033(b)	57,392
549,900	Federal National Mortgage Association, 1 yr. CMT + 2.214%, 6.218%, 10/01/2034(b)	566,383
500,115	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.228%, 11/01/2033(b)	514,609
251,802	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.552%, 6.265%, 7/01/2035(b)	258,178
69,511	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.668%, 6.268%, 11/01/2036(b)	71,395
6,691	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 6.270%, 9/01/2036(b)	6,879
229,855	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.270%, 6/01/2037(b)	238,073
51,022	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.280%, 7/01/2038(b)	52,473
134,260	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 6.281%, 8/01/2038(b)	137,310
93,511	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.287%, 6/01/2033(b)	95,991
172,143	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.298%, 6/01/2036(b)	176,856
181,961	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.982%, 6.308%, 7/01/2037(b)	185,345
292,995	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.579%, 6.319%, 9/01/2037(b)	300,369
80,029	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.348%, 8/01/2035(b)	82,406
43,705	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.349%, 10/01/2033(b)	44,911
85,268	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.351%, 8/01/2036(b)	88,910
610,594	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.366%, 10/01/2041(b)	637,164
146,477	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.368%, 3/01/2037(b)	150,326
25,874	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.685%, 6.435%, 8/01/2035(b)	26,450
39,104	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 6.441%, 8/01/2033(b)	40,286
297,704	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.694%, 6.456%, 9/01/2037(b)	307,340
5,962	Federal National Mortgage Association, 1 yr. CMT + 2.205%, 6.463%, 4/01/2033(b)	6,093
73,858	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 6.463%, 8/01/2034(b)	75,345
50,909	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.740%, 6.477%, 11/01/2035(b)	52,556
24,326	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.565%, 4/01/2037(b)	24,872
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$48,663	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.751%, 3/01/2034(b)	$50,349
11,126	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.777%, 7/01/2041(b)	11,510
50,025	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 7.223%, 6/01/2035(b)	52,065
164,824	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.834%, 5.704%, 2/20/2061(b)	168,332
179,639	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 5.726%, 2/20/2063(b)	182,711
81,208	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.205%, 6.039%, 5/20/2065(b)	83,694
233,314	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.231%, 6.067%, 3/20/2063(b)	236,376
114,875	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.223%, 6.084%, 6/20/2065(b)	118,251
71,168	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.378%, 6.213%, 2/20/2063(b)	72,850
		10,896,389
	Mortgage Related — 0.2%
1,039	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	1,036
71,483	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	69,118
8,174	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,111
65,925	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	68,028
53,192	Federal National Mortgage Association, 3.000%, 3/01/2042	48,542
147,447	Federal National Mortgage Association, 5.000%, 7/01/2037	148,305
171,045	Federal National Mortgage Association, 5.000%, 2/01/2038	172,131
81,530	Federal National Mortgage Association, 5.500%, 3/01/2033	81,941
380	Federal National Mortgage Association, 6.500%, 1/01/2033	394
1,585	Federal National Mortgage Association, 6.500%, 10/01/2033	1,639
1,479	Federal National Mortgage Association, 6.500%, 10/01/2033	1,490
1,278	Federal National Mortgage Association, 6.500%, 10/01/2033	1,291
966	Federal National Mortgage Association, 6.500%, 12/01/2034	978
663	Federal National Mortgage Association, 6.500%, 2/01/2036	695
6,783	Federal National Mortgage Association, 6.500%, 11/01/2037	7,174
4,652	Federal National Mortgage Association, 7.500%, 7/01/2031	4,754
3,364	Federal National Mortgage Association, 7.500%, 9/01/2032	3,380
86,468	Government National Mortgage Association, 4.140%, 7/20/2063(b)	85,955
238,943	Government National Mortgage Association, 4.140%, 10/20/2065(b)	237,826
93,071	Government National Mortgage Association, 4.477%, 2/20/2066(b)	92,503
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,243	Government National Mortgage Association, 4.544%, 8/20/2062(b)	$1,223
3,416	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,409
3,235	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,178
1,347	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,325
5,915	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,825
7,264	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,053
1,586	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,555
744	Government National Mortgage Association, 4.859%, 4/20/2061(b)	743
2,516	Government National Mortgage Association, 6.000%, 12/15/2031	2,633
10,147	Government National Mortgage Association, 6.500%, 5/15/2031	10,511
5,970	Government National Mortgage Association, 7.000%, 10/15/2028	6,033
		1,078,779
	Non-Agency Commercial Mortgage-Backed Securities — 2.6%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,475,257
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	768,606
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.198%, 12/15/2038(a)(b)	1,814,359
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 6.673%, 5/15/2039(a)(b)	4,650,000
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,734,514
701,585	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	696,800
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 4.938%, 10/15/2043(a)(b)	2,557,150
837,124	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	837,124
2,830,425	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	1,698,199
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	643,992
		16,876,001
	Treasuries — 53.7%
3,307,000	U.S. Treasury Notes, 3.375%, 2/29/2028	3,280,906
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,702,490
13,829,000	U.S. Treasury Notes, 3.500%, 11/30/2030	13,574,568
7,472,000	U.S. Treasury Notes, 3.500%, 2/28/2031	7,327,230
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,240,002
7,660,000	U.S. Treasury Notes, 3.625%, 8/31/2030	7,566,045
9,311,000	U.S. Treasury Notes, 3.625%, 9/30/2030	9,194,976
4,055,000	U.S. Treasury Notes, 3.625%, 10/31/2030	4,002,570
5,845,000	U.S. Treasury Notes, 3.625%, 12/31/2030	5,765,545
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,547,956
8,971,000	U.S. Treasury Notes, 3.750%, 1/31/2031	8,894,606
49,382,000	U.S. Treasury Notes, 3.875%, 3/31/2028	49,455,302
41,285,000	U.S. Treasury Notes, 3.875%, 7/15/2028	41,333,381
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	$4,754,794
8,370,000	U.S. Treasury Notes, 3.875%, 7/31/2030	8,355,941
5,744,000	U.S. Treasury Notes, 3.875%, 3/31/2031	5,725,601
634,000	U.S. Treasury Notes, 4.000%, 2/29/2028	636,080
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,629,137
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,799,202
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,909,499
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,929,934
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	25,150,059
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	9,918,594
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,102,104
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,212,004
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,324,042
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,790,250
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,520,141
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,695,007
		353,337,966
	Total Bonds and Notes (Identified Cost $621,947,878)	616,681,614

Short-Term Investments — 6.2%
5,115,258	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $5,115,563 on 4/01/2026 collateralized by $5,197,900 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $5,217,627 including accrued interest (Note 2 of Notes to Financial Statements)	5,115,258
35,420,000	Federal Home Loan Bank Discount Notes, 3.590%–3.600%, 4/08/2026(d)(e)	35,391,743
	Total Short-Term Investments (Identified Cost $40,510,507)	40,507,001
	Total Investments — 99.9% (Identified Cost $662,458,385)	657,188,615
	Other assets less liabilities — 0.1%	789,189
	Net Assets — 100.0%	$657,977,804

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of
Rule 144A holdings amounted to $35,535,718 or 5.4% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
HCDC	Historical Calendar Day Compounded
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,442,535,610	$2,204,023,341	$6,558,327,042
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(333,884,121)	435,802,022	9,270,372,848
Net unrealized appreciation on affiliated investments	—	—	34,914,509
Investments at value	8,108,651,489	2,639,825,363	15,997,462,327
Cash	767,993	333,825	136
Due from brokers (Note 2)	2,566,051	40,000	—
Foreign currency at value (identified cost $0, $4,178,433 and $0, respectively)	—	4,140,317	—
Receivable for Fund shares sold	21,703,569	1,638,239	30,312,177
Receivable for securities sold	256,793,990	9,655,354	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	430,924,195	—	—
Collateral received for delayed delivery securities and forward foreign currency contracts (Notes 2 and 4)	1,630,000	1,516,331	—
Dividends and interest receivable	67,517,136	11,888,335	9,474,851
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	2,424,785	—
Tax reclaims receivable	3,866	—	12,151,902
Receivable for variation margin on futures contracts (Note 2)	819,771	459,589	—
Prepaid expenses	691	691	691
TOTAL ASSETS	8,891,378,751	2,671,922,829	16,049,402,084
LIABILITIES
Securities sold short, at value (proceeds $79,972,426, $0 and $0, respectively) (Note 2)	80,092,808	—	—
Payable for securities purchased	303,035,841	12,989,109	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	597,659,049	—	—
Unfunded loan commitments (Note 2)	—	24,163	—
Payable for Fund shares redeemed	13,958,307	3,063,849	10,790,479
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	538,680	—
Foreign taxes payable (Note 2)	—	23,076	—
Due to brokers (Note 2)	1,630,000	1,516,331	—
Management fees payable (Note 6)	2,199,211	1,703,900	6,916,913
Deferred Trustees’ fees (Note 6)	1,132,469	485,999	1,167,503
Administrative fees payable (Note 6)	287,541	97,602	596,532
Payable to distributor (Note 6d)	57,088	40,432	134,594
Audit and tax services fees payable	35,811	35,909	29,245
Other accounts payable and accrued expenses	441,890	205,737	798,263
TOTAL LIABILITIES	1,000,530,015	20,724,787	20,433,529
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,890,848,736	$2,651,198,042	$16,028,968,555
NET ASSETS CONSIST OF:
Paid-in capital	$9,013,738,384	$2,049,723,375	$6,833,463,311
Accumulated earnings (loss)	(1,122,889,648)	601,474,667	9,195,505,244
NET ASSETS	$7,890,848,736	$2,651,198,042	$16,028,968,555
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$274,288,478	$531,008,212	$1,109,225,809
Shares of beneficial interest	23,933,218	21,325,371	42,617,834
Net asset value and redemption price per share	$11.46	$24.90	$26.03
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.97	$26.42	$27.62
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$17,053,087	$164,319,935	$109,510,499
Shares of beneficial interest	1,485,941	6,936,668	5,218,970
Net asset value and offering price per share	$11.48	$23.69	$20.98
Class N shares:
Net assets	$2,424,742,406	$288,269,222	$996,024,484
Shares of beneficial interest	209,255,700	11,389,634	33,762,316
Net asset value, offering and redemption price per share	$11.59	$25.31	$29.50
Class Y shares:
Net assets	$5,174,764,765	$1,667,600,673	$13,814,207,763
Shares of beneficial interest	446,927,029	65,943,284	470,475,835
Net asset value, offering and redemption price per share	$11.58	$25.29	$29.36

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$201,358,474	$662,458,385
Net unrealized depreciation on unaffiliated investments	(1,326,613)	(5,269,770)
Investments at value	200,031,861	657,188,615
Cash	34	—
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	25,161	1,400,113
Receivable for securities sold	458,794	22,057,888
Dividends and interest receivable	1,624,105	3,109,045
Tax reclaims receivable	77	—
Receivable for variation margin on futures contracts (Note 2)	28,503	—
Prepaid expenses	691	691
TOTAL ASSETS	202,759,226	683,756,352
LIABILITIES
Payable for securities purchased	2,197,993	23,622,384
Payable for Fund shares redeemed	14,004	865,494
Distributions payable	—	468,439
Management fees payable (Note 6)	17,391	170,428
Deferred Trustees’ fees (Note 6)	173,470	487,867
Administrative fees payable (Note 6)	7,286	23,636
Payable to distributor (Note 6d)	5,322	12,201
Audit and tax services fees payable	35,103	37,528
Other accounts payable and accrued expenses	51,058	90,571
TOTAL LIABILITIES	2,501,627	25,778,548
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$200,257,599	$657,977,804
NET ASSETS CONSIST OF:
Paid-in capital	$233,824,723	$733,094,129
Accumulated loss	(33,567,124)	(75,116,325)
NET ASSETS	$200,257,599	$657,977,804
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,304,524	$149,456,407
Shares of beneficial interest	346,111	13,744,760
Net asset value and redemption price per share	$9.55	$10.87
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.97	$11.12
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$335,689	$4,389,082
Shares of beneficial interest	35,004	404,668
Net asset value and offering price per share	$9.59	$10.85
Class N shares:
Net assets	$42,477,593	$30,974,388
Shares of beneficial interest	4,457,834	2,840,332
Net asset value, offering and redemption price per share	$9.53	$10.91
Class Y shares:
Net assets	$154,139,793	$473,157,927
Shares of beneficial interest	16,157,132	43,374,202
Net asset value, offering and redemption price per share	$9.54	$10.91

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
45 |

Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$180,728,529	$23,213,053	$445,133
Dividends	23,742	9,881,124	52,023,099
Less net foreign taxes withheld	—	(338,442)	(2,741,172)
	180,752,271	32,755,735	49,727,060
Expenses
Management fees (Note 6)	12,538,970	10,419,129	44,275,429
Service and distribution fees (Note 6)	441,880	1,602,723	2,167,453
Administrative fees (Note 6)	1,659,881	591,788	3,742,953
Trustees' fees and expenses (Note 6)	168,945	69,249	320,301
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,799,544	1,061,131	8,089,303
Audit and tax services fees	31,244	32,696	24,970
Custodian fees and expenses	138,344	108,556	202,117
Legal fees	151,295	46,330	310,560
Registration fees	186,972	65,343	170,269
Shareholder reporting expenses (Note 6)	225,163	86,254	447,819
Miscellaneous expenses	124,983	67,069	293,192
Total expenses	18,467,221	14,150,268	60,044,366
Less waiver and/or expense reimbursement (Note 6)	(176,536)	—	(464,117)
Less expense offset (Note 8)	(60,883)	(8,904)	(288,468)
Net expenses	18,229,802	14,141,364	59,291,781
Net investment income (loss)	162,522,469	18,614,371	(9,564,721)
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(26,839,210)	203,573,738	(4,337,582)
Short sales	(1,986,382)	—	—
Futures contracts	(766,674)	(1,231,418)	—
Forward foreign currency contracts (Note 2e)	—	(5,937,104)	—
Foreign currency transactions (Note 2d)	50,723	(212,952)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(54,972,174)	(181,568,301)	(2,031,192,966)
Affiliated investments	—	—	(21,516,675)
Short sales	1,481,993	—	—
Futures contracts	(4,901,743)	(1,354,653)	—
Forward foreign currency contracts (Note 2e)	—	2,120,918	—
Foreign currency translations (Note 2d)	(121,016)	209,040	—
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(88,054,483)	15,599,268	(2,057,047,223)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,467,986	$34,213,639	$(2,066,611,944)
See accompanying notes to financial statements.
| 46

Statements of Operations (continued)
For the Six Months Ended March 31, 2026 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$5,006,505	$12,668,591
Expenses
Management fees (Note 6)	279,683	1,056,787
Service and distribution fees (Note 6)	6,765	200,697
Administrative fees (Note 6)	47,287	140,109
Trustees' fees and expenses (Note 6)	19,563	36,017
Transfer agent fees and expenses (Notes 6, 7 and 8)	78,516	311,353
Audit and tax services fees	30,420	32,839
Custodian fees and expenses	33,078	25,120
Legal fees	3,945	13,133
Registration fees	49,960	58,918
Shareholder reporting expenses (Note 6)	12,190	35,459
Miscellaneous expenses	28,706	31,115
Total expenses	590,113	1,941,547
Less waiver and/or expense reimbursement (Note 6)	(145,702)	(230,521)
Less expense offset (Note 8)	(703)	(28,218)
Net expenses	443,708	1,682,808
Net investment income	4,562,797	10,985,783
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	718,704	(504,874)
Futures contracts	227,103	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,637,181)	(1,081,449)
Futures contracts	(374,540)	—
Net realized and unrealized loss on Investments and Futures contracts	(2,065,914)	(1,586,323)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,496,883	$9,399,460
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income	$162,522,469	$331,830,751	$18,614,371	$37,090,316
Net realized gain (loss) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(29,541,543)	(98,769,323)	196,192,264	156,607,053
Net change in unrealized appreciation (depreciation) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency translations	(58,512,940)	9,268,990	(180,592,996)	10,637,783
Net increase in net assets resulting from operations	74,467,986	242,330,418	34,213,639	204,335,152
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,083,711)	(12,925,806)	(39,547,775)	(39,320,325)
Class C	(311,440)	(679,561)	(12,515,617)	(14,544,883)
Class N	(53,894,570)	(94,867,324)	(21,866,417)	(20,241,713)
Class Y	(117,494,566)	(221,312,778)	(129,580,931)	(131,474,474)
Total distributions	(177,784,287)	(329,785,469)	(203,510,740)	(205,581,395)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	331,033,402	(203,460,649)	(78,716,764)	(188,348,858)
Net increase (decrease) in net assets	227,717,101	(290,915,700)	(248,013,865)	(189,595,101)
NET ASSETS
Beginning of the period	7,663,131,635	7,954,047,335	2,899,211,907	3,088,807,008
End of the period	$7,890,848,736	$7,663,131,635	$2,651,198,042	$2,899,211,907
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income (loss)	$(9,564,721)	$(28,199,986)	$4,562,797	$10,071,447
Net realized gain (loss) on investments, including distributions of capital gains received from investments, futures contracts and foreign currency transactions	(4,337,582)	465,261,277	945,807	377,403
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(2,052,709,641)	3,340,696,668	(3,011,721)	(920,796)
Net increase (decrease) in net assets resulting from operations	(2,066,611,944)	3,777,757,959	2,496,883	9,528,054
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32,243,243)	(74,783,360)	(69,009)	(118,649)
Class C	(3,738,913)	(7,577,978)	(8,615)	(22,235)
Class N	(24,259,251)	(47,511,605)	(952,219)	(1,463,560)
Class Y	(341,155,704)	(728,793,454)	(3,930,463)	(8,519,448)
Total distributions	(401,397,111)	(858,666,397)	(4,960,306)	(10,123,892)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	73,337,953	621,511,345	(41,688,438)	(20,340,005)
Net increase (decrease) in net assets	(2,394,671,102)	3,540,602,907	(44,151,861)	(20,935,843)
NET ASSETS
Beginning of the period	18,423,639,657	14,883,036,750	244,409,460	265,345,303
End of the period	$16,028,968,555	$18,423,639,657	$200,257,599	$244,409,460
See accompanying notes to financial statements.
49 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS:
Net investment income	$10,985,783	$25,256,156
Net realized gain (loss) on investments	(504,874)	536,191
Net change in unrealized appreciation (depreciation) on investments	(1,081,449)	1,489,927
Net increase in net assets resulting from operations	9,399,460	27,282,274
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,755,102)	(6,009,807)
Class C	(65,166)	(155,955)
Class N	(744,521)	(2,060,409)
Class Y	(8,786,738)	(18,084,026)
Total distributions	(12,351,527)	(26,310,197)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(21,459,388)	(60,782,290)
Net decrease in net assets	(24,411,455)	(59,810,213)
NET ASSETS
Beginning of the period	682,389,259	742,199,472
End of the period	$657,977,804	$682,389,259
See accompanying notes to financial statements.
| 50

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.61	$11.74	$10.93	$11.20	$13.59	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.46	0.44	0.38	0.26	0.21
Net realized and unrealized gain (loss)	(0.12)	(0.13)	0.82	(0.25)	(2.30)	(0.13)
Total from Investment Operations	0.10	0.33	1.26	0.13	(2.04)	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.46)	(0.45)	(0.40)	(0.32)	(0.29)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.25)	(0.46)	(0.45)	(0.40)	(0.35)	(0.57)
Net asset value, end of the period	$11.46	$11.61	$11.74	$10.93	$11.20	$13.59
Total return(b)	0.85%(c)(d)	2.97%	11.77%(c)	1.04%(c)	(15.24)%(c)	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$274,288	$288,607	$393,898	$376,624	$428,825	$747,497
Net expenses	0.73%(e)(f)(g)	0.74%(h)	0.74%(e)	0.74%(e)	0.73%(e)(i)	0.71%
Gross expenses	0.74%(f)(g)	0.74%	0.75%	0.75%	0.74%	0.71%
Net investment income	3.87%(f)	4.02%	3.89%	3.33%	2.08%	1.51%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(h)	Effective July 1, 2025, the expense limit decreased from 0.74% to 0.73%.
(i)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.63	$11.75	$10.94	$11.21	$13.60	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.37	0.36	0.30	0.17	0.10
Net realized and unrealized gain (loss)	(0.12)	(0.11)	0.82	(0.26)	(2.30)	(0.13)
Total from Investment Operations	0.06	0.26	1.18	0.04	(2.13)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.38)	(0.37)	(0.31)	(0.23)	(0.18)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.21)	(0.38)	(0.37)	(0.31)	(0.26)	(0.46)
Net asset value, end of the period	$11.48	$11.63	$11.75	$10.94	$11.21	$13.60
Total return(b)	0.47%(c)(d)	2.28%	10.91%(c)	0.26%(c)	(15.88)%(c)	(0.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,053	$18,685	$23,846	$30,402	$48,679	$95,755
Net expenses	1.48%(e)(f)	1.49%(g)	1.49%(e)	1.49%(e)	1.48%(e)(h)	1.46%
Gross expenses	1.49%(f)	1.49%	1.50%	1.50%	1.49%	1.46%
Net investment income	3.12%(f)	3.28%	3.14%	2.57%	1.33%	0.75%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2025, the expense limit decreased from 1.49% to 1.48%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.74	$11.86	$11.04	$11.31	$13.72	$14.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.51	0.49	0.43	0.31	0.26
Net realized and unrealized gain (loss)	(0.13)	(0.13)	0.82	(0.26)	(2.32)	(0.14)
Total from Investment Operations	0.12	0.38	1.31	0.17	(2.01)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.50)	(0.49)	(0.44)	(0.37)	(0.33)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.27)	(0.50)	(0.49)	(0.44)	(0.40)	(0.61)
Net asset value, end of the period	$11.59	$11.74	$11.86	$11.04	$11.31	$13.72
Total return	1.01%(b)	3.39%	12.13%	1.37%	(14.94)%	0.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,424,742	$2,291,912	$2,144,253	$2,015,457	$1,890,793	$2,563,736
Net expenses	0.39%(c)	0.39%	0.39%	0.40%	0.38%(d)	0.38%
Gross expenses	0.39%(c)	0.39%	0.39%	0.40%	0.38%	0.38%
Net investment income	4.21%(c)	4.39%	4.24%	3.69%	2.47%	1.84%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.73	$11.85	$11.03	$11.30	$13.71	$14.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.49	0.48	0.42	0.30	0.24
Net realized and unrealized gain (loss)	(0.13)	(0.12)	0.82	(0.26)	(2.32)	(0.13)
Total from Investment Operations	0.11	0.37	1.30	0.16	(2.02)	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.49)	(0.48)	(0.43)	(0.36)	(0.32)
Net realized capital gains	—	—	—	—	(0.03)	(0.28)
Total Distributions	(0.26)	(0.49)	(0.48)	(0.43)	(0.39)	(0.60)
Net asset value, end of the period	$11.58	$11.73	$11.85	$11.03	$11.30	$13.71
Total return	0.97%(b)(c)	3.29%	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,174,765	$5,063,927	$5,392,050	$4,290,526	$3,543,096	$5,442,563
Net expenses	0.48%(d)(e)	0.49%(f)	0.49%(d)	0.49%(d)	0.48%(d)(g)	0.46%
Gross expenses	0.49%(e)	0.49%	0.50%	0.50%	0.49%	0.46%
Net investment income	4.12%(e)	4.28%	4.15%	3.60%	2.35%	1.76%
Portfolio turnover rate	99%	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2025, the expense limit decreased from 0.49% to 0.48%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.57	$26.56	$21.45	$19.94	$28.86	$26.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.29	0.27	0.23	0.13	0.06
Net realized and unrealized gain (loss)	0.12	1.51	5.73	3.31	(6.89)	4.18
Total from Investment Operations	0.27	1.80	6.00	3.54	(6.76)	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.28)	(0.04)	—	—	(0.13)
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.94)	(1.79)	(0.89)	(2.03)	(2.16)	(1.61)
Net asset value, end of the period	$24.90	$26.57	$26.56	$21.45	$19.94	$28.86
Total return(b)	1.03%(c)	7.38%	28.61%	18.67%	(25.59)%	16.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$531,008	$548,684	$593,001	$474,968	$482,031	$737,469
Net expenses	1.15%(d)	1.16%	1.16%	1.17%	1.14%	1.13%
Gross expenses	1.16%(d)	1.16%	1.16%	1.17%	1.14%	1.13%
Net investment income	1.19%(d)	1.14%	1.14%	1.09%	0.52%	0.23%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.25	$25.30	$20.59	$19.34	$28.26	$25.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.09	0.09	0.07	(0.06)	(0.14)
Net realized and unrealized gain (loss)	0.12	1.44	5.47	3.21	(6.70)	4.10
Total from Investment Operations	0.17	1.53	5.56	3.28	(6.76)	3.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.07)	—	—	—	—
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.73)	(1.58)	(0.85)	(2.03)	(2.16)	(1.48)
Net asset value, end of the period	$23.69	$25.25	$25.30	$20.59	$19.34	$28.26
Total return(b)	0.67%(c)	6.57%	27.63%	17.84%	(26.16)%	15.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$164,320	$194,948	$244,927	$256,487	$302,501	$503,073
Net expenses	1.90%(d)	1.91%	1.91%	1.92%	1.89%	1.88%
Gross expenses	1.90%(d)	1.91%	1.91%	1.92%	1.89%	1.88%
Net investment income (loss)	0.43%(d)	0.39%	0.40%	0.33%	(0.23)%	(0.52)%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$27.02	$26.98	$21.78	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.38	0.36	0.31	0.22	0.15
Net realized and unrealized gain (loss)	0.12	1.54	5.80	3.36	(6.96)	4.21
Total from Investment Operations	0.32	1.92	6.16	3.67	(6.74)	4.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.37)	(0.11)	—	(0.05)	(0.21)
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(2.03)	(1.88)	(0.96)	(2.03)	(2.21)	(1.69)
Net asset value, end of the period	$25.31	$27.02	$26.98	$21.78	$20.14	$29.09
Total return	1.20%(b)	7.75%	29.01%	19.16%	(25.36)%	17.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$288,269	$298,087	$298,559	$266,298	$243,862	$350,222
Net expenses	0.82%(c)	0.83%	0.82%	0.82%	0.81%	0.81%
Gross expenses	0.82%(c)	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	1.52%(c)	1.48%	1.48%	1.43%	0.87%	0.55%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.98	$26.95	$21.75	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.36	0.34	0.29	0.20	0.13
Net realized and unrealized gain (loss)	0.13	1.52	5.80	3.35	(6.96)	4.21
Total from Investment Operations	0.32	1.88	6.14	3.64	(6.76)	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.34)	(0.09)	—	(0.03)	(0.19)
Net realized capital gains	(1.67)	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(2.01)	(1.85)	(0.94)	(2.03)	(2.19)	(1.67)
Net asset value, end of the period	$25.29	$26.98	$26.95	$21.75	$20.14	$29.09
Total return	1.15%(b)	7.65%	28.93%	19.00%	(25.41)%	17.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,667,601	$1,857,493	$1,952,319	$1,698,560	$1,932,913	$3,286,680
Net expenses	0.90%(c)	0.91%	0.91%	0.92%	0.89%	0.88%
Gross expenses	0.90%(c)	0.91%	0.91%	0.92%	0.89%	0.88%
Net investment income	1.43%(c)	1.39%	1.39%	1.33%	0.77%	0.48%
Portfolio turnover rate	19%	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$30.16	$25.63	$19.58	$16.45	$23.85	$20.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)	(0.11)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(3.34)	6.31	7.53	5.89	(6.10)	4.17
Total from Investment Operations	(3.39)	6.20	7.45	5.81	(6.16)	4.12
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$26.03	$30.16	$25.63	$19.58	$16.45	$23.85
Total return(b)	(11.51)%(c)(d)	25.07%(c)	39.80%	40.67%	(27.48)%	20.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,109,226	$1,306,955	$1,158,398	$798,843	$1,164,116	$1,740,523
Net expenses	0.90%(e)(f)	0.90%(e)	0.91%	0.92%	0.90%	0.89%
Gross expenses	0.91%(f)	0.91%	0.94%(g)	0.92%	0.90%	0.89%
Net investment loss	(0.34)%(f)	(0.41)%	(0.35)%	(0.43)%	(0.30)%	(0.22)%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$24.55	$21.29	$16.60	$14.42	$21.21	$18.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.26)	(0.21)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	(2.70)	5.19	6.30	5.04	(5.35)	3.74
Total from Investment Operations	(2.83)	4.93	6.09	4.86	(5.55)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$20.98	$24.55	$21.29	$16.60	$14.42	$21.21
Total return(b)	(11.87)%(c)(d)	24.16%(c)	38.69%	39.68%	(28.05)%	19.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$109,510	$123,424	$103,945	$78,116	$65,977	$127,003
Net expenses	1.65%(e)(f)	1.65%(e)	1.66%	1.67%	1.65%	1.63%
Gross expenses	1.66%(f)	1.66%	1.66%	1.67%	1.65%	1.63%
Net investment loss	(1.09)%(f)	(1.16)%	(1.10)%	(1.18)%	(1.05)%	(0.97)%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$34.03	$28.63	$21.66	$17.87	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	(0.02)	(0.00)(b)	(0.02)	0.01	0.02
Net realized and unrealized gain (loss)	(3.79)	7.09	8.37	6.49	(6.63)	4.49
Total from Investment Operations	(3.79)	7.07	8.37	6.47	(6.62)	4.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.05)
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(1.04)
Net asset value, end of the period	$29.50	$34.03	$28.63	$21.66	$17.87	$25.73
Total return	(11.37)%(c)	25.50%	40.25%	41.19%	(27.25)%	20.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$996,024	$1,156,002	$843,243	$718,311	$663,001	$806,186
Net expenses	0.56%(d)(e)	0.56%(d)	0.57%	0.58%	0.57%	0.56%
Gross expenses	0.56%(e)	0.56%	0.57%	0.58%	0.57%	0.56%
Net investment income (loss)	0.00%(e)(f)	(0.07)%	(0.01)%	(0.08)%	0.04%	0.09%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$33.89	$28.54	$21.61	$17.86	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.05)	(0.02)	(0.03)	(0.01)	0.01
Net realized and unrealized gain (loss)	(3.78)	7.07	8.35	6.46	(6.62)	4.48
Total from Investment Operations	(3.79)	7.02	8.33	6.43	(6.63)	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.03)
Net realized capital gains	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(0.74)	(1.67)	(1.40)	(2.68)	(1.24)	(1.02)
Net asset value, end of the period	$29.36	$33.89	$28.54	$21.61	$17.86	$25.73
Total return	(11.42)%(b)(c)	25.40%(b)	40.15%	40.97%	(27.29)%	20.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,814,208	$15,837,259	$12,777,451	$9,204,871	$7,594,603	$11,094,922
Net expenses	0.65%(d)(e)	0.65%(d)	0.66%	0.67%	0.65%	0.64%
Gross expenses	0.66%(e)	0.66%	0.66%	0.67%	0.65%	0.64%
Net investment income (loss)	(0.09)%(e)	(0.16)%	(0.10)%	(0.17)%	(0.05)%	0.02%
Portfolio turnover rate	1%	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.66	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.38	0.37	0.29	0.15	0.11
Net realized and unrealized gain (loss)	(0.09)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.09	0.38	0.89	0.23	(1.15)	(0.00)(b)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.39)	(0.38)	(0.30)	(0.15)	(0.12)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.20)	(0.39)	(0.38)	(0.30)	(0.20)	(0.41)
Net asset value, end of the period	$9.55	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)(d)	0.95%(e)	4.01%	9.86%	2.53%	(10.98)%	(0.06)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,305	$3,330	$3,089	$7,150	$18,077	$20,942
Net expenses(f)	0.65%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.79%(g)	0.75%	0.73%	0.71%	0.68%	0.70%
Net investment income	3.83%(g)	3.98%	3.92%	3.12%	1.49%	1.03%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.70	$9.71	$9.19	$9.27	$10.62	$11.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.31	0.30	0.24	0.06	0.03
Net realized and unrealized gain (loss)	(0.10)	(0.01)	0.53	(0.08)	(1.29)	(0.11)
Total from Investment Operations	0.05	0.30	0.83	0.16	(1.23)	(0.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.31)	(0.31)	(0.24)	(0.07)	(0.03)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.16)	(0.31)	(0.31)	(0.24)	(0.12)	(0.32)
Net asset value, end of the period	$9.59	$9.70	$9.71	$9.19	$9.27	$10.62
Total return(b)(c)	0.53%(d)	3.20%	9.17%	1.69%	(11.65)%	(0.76)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$336	$665	$740	$698	$174	$315
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.53%(f)	1.50%	1.48%	1.46%	1.43%	1.45%
Net investment income	3.06%(f)	3.22%	3.21%	2.53%	0.60%	0.30%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.65	$9.67	$9.16	$9.22	$10.57	$10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.40	0.33	0.18	0.14
Net realized and unrealized gain (loss)	(0.10)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.10	0.40	0.92	0.27	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.42)	(0.41)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.22)	(0.42)	(0.41)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.53	$9.65	$9.67	$9.16	$9.22	$10.57
Total return(c)	1.01%(d)	4.23%	10.21%	2.97%	(10.73)%	0.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$42,478	$41,708	$57,190	$55,983	$19,294	$20,094
Net expenses(e)	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.46%(f)	0.43%	0.40%	0.39%	0.37%	0.38%
Net investment income	4.14%(f)	4.23%	4.25%	3.60%	1.80%	1.32%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.66	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.40	0.39	0.32	0.17	0.14
Net realized and unrealized gain (loss)	(0.11)	(0.00)(b)	0.52	(0.06)	(1.29)	(0.11)
Total from Investment Operations	0.09	0.40	0.91	0.26	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.41)	(0.40)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	—	(0.05)	(0.29)
Total Distributions	(0.21)	(0.41)	(0.40)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.54	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)	0.98%(d)	4.28%	10.15%	2.81%	(10.76)%	0.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$154,140	$198,706	$204,326	$281,284	$255,418	$340,326
Net expenses(e)	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.54%(f)	0.50%	0.48%	0.46%	0.44%	0.45%
Net investment income	4.07%(f)	4.23%	4.18%	3.47%	1.70%	1.28%
Portfolio turnover rate	51%	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.92	$10.89	$10.57	$10.65	$11.40	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.37	0.39	0.32	0.07	0.04
Net realized and unrealized gain (loss)	(0.03)	0.05	0.35	(0.04)	(0.72)	(0.11)
Total from Investment Operations	0.14	0.42	0.74	0.28	(0.65)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.39)	(0.42)	(0.36)	(0.10)	(0.07)
Net asset value, end of the period	$10.87	$10.92	$10.89	$10.57	$10.65	$11.40
Total return(b)(c)	1.32%(d)	3.90%	7.09%	2.64%	(5.75)%	(0.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$149,456	$158,547	$190,025	$209,032	$246,532	$287,244
Net expenses(e)	0.68%(f)(g)	0.70%(g)	0.70%(g)	0.69%(h)	0.69%(h)	0.73%(g)(i)
Gross expenses	0.76%(f)(g)	0.77%(g)	0.78%(g)(j)	0.77%(h)	0.72%(h)	0.73%(g)(h)
Net investment income	3.15%(f)	3.41%	3.65%	3.04%	0.65%	0.36%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.02%. See Note 6b of Notes to Financial Statements.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.76%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.90	$10.87	$10.54	$10.62	$11.38	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13	0.29	0.31	0.24	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.03)	0.04	0.35	(0.04)	(0.71)	(0.11)
Total from Investment Operations	0.10	0.33	0.66	0.20	(0.73)	(0.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.30)	(0.33)	(0.28)	(0.03)	(0.00)(b)
Net asset value, end of the period	$10.85	$10.90	$10.87	$10.54	$10.62	$11.38
Total return(c)(d)	0.93%(e)	3.12%	6.40%	1.86%	(6.43)%	(1.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,389	$5,113	$5,900	$8,510	$14,145	$24,922
Net expenses(f)	1.45%(g)	1.45%	1.45%	1.45%	1.45%	1.48%(h)
Gross expenses	1.53%(g)	1.53%	1.52%	1.53%	1.48%	1.49%
Net investment income (loss)	2.37%(g)	2.66%	2.90%	2.24%	(0.16)%	(0.40)%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.96	$10.93	$10.60	$10.68	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.40	0.43	0.37	0.11	0.08
Net realized and unrealized gain (loss)	(0.03)	0.05	0.35	(0.06)	(0.73)	(0.11)
Total from Investment Operations	0.16	0.45	0.78	0.31	(0.62)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.42)	(0.45)	(0.39)	(0.13)	(0.11)
Net asset value, end of the period	$10.91	$10.96	$10.93	$10.60	$10.68	$11.43
Total return(b)	1.46%(c)	4.20%	7.50%	2.94%	(5.45)%	(0.25)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$30,974	$48,434	$56,787	$45,716	$19,656	$12,972
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.39%	0.40%(f)
Gross expenses	0.44%(e)	0.43%	0.43%	0.43%	0.40%	0.41%
Net investment income	3.42%(e)	3.71%	3.96%	3.44%	1.03%	0.68%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.96	$10.93	$10.60	$10.69	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.40	0.42	0.35	0.10	0.07
Net realized and unrealized gain (loss)	(0.02)	0.04	0.35	(0.05)	(0.72)	(0.11)
Total from Investment Operations	0.16	0.44	0.77	0.30	(0.62)	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.41)	(0.44)	(0.39)	(0.12)	(0.10)
Net asset value, end of the period	$10.91	$10.96	$10.93	$10.60	$10.69	$11.43
Total return(b)	1.44%(c)	4.15%	7.45%	2.79%	(5.42)%	(0.33)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$473,158	$470,295	$489,488	$486,496	$491,162	$707,904
Net expenses(d)	0.45%(e)	0.45%	0.45%	0.45%	0.45%	0.48%(f)
Gross expenses	0.53%(e)	0.53%	0.52%	0.53%	0.48%	0.49%
Net investment income	3.37%(e)	3.65%	3.90%	3.30%	0.87%	0.61%
Portfolio turnover rate	141%	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
| 70

Notes to Financial Statements
March 31, 2026 (Unaudited)
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
71 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Dividends or interest on securities sold short are reflected as short sale dividend or interest expense on the Statements of Operations. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
| 72

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
73 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. TBA closeout transactions are accounted for as seperate purchase and sale commitments and are presented on a gross basis in the Statements of Assets and Liabilities.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2026 and has concluded
| 74

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, deferred Trustees' fees and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, dividends payable, straddle loss deferral adjustments and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2025 was as follows:
	2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$329,785,469	$ —	$329,785,469
Global Allocation Fund	35,206,356	170,375,039	205,581,395
Growth Fund	—	858,666,397	858,666,397
Intermediate Duration Bond Fund	10,123,892	—	10,123,892
Limited Term Government and Agency Fund	26,310,197	—	26,310,197
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions
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Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(236,344,737)	$ —	$ —	$(17,352,765)	$(7,391,946)
Long-term:
No expiration date	(501,639,118)	—	—	(15,171,390)	(59,706,361)
Total capital loss carryforward	$(737,983,855)	$—	$—	$(32,524,155)	$(67,098,307)
Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(18,937,586)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring foreign currency losses and net operating losses.

As of March 31, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,457,477,747	$2,206,767,012	$6,692,174,970	$201,368,169	$662,919,809
Gross tax appreciation	$53,854,395	$529,293,408	$9,670,773,664	$903,992	$1,883,245
Gross tax depreciation	(408,906,634)	(96,797,205)	(365,486,307)	(2,500,504)	(7,614,439)
Net tax appreciation (depreciation)	$(355,052,239)	$432,496,203	$9,305,287,357	$(1,596,512)	$(5,731,194)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed
| 76

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
o. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash and securities received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
77 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2026, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$8,283,404	$6,134	$8,289,538
Collateralized Mortgage Obligations	—	97,661,176	162,668	97,823,844
All Other Non-Convertible Bonds(a)	—	7,166,155,221	—	7,166,155,221
Total Non-Convertible Bonds	—	7,272,099,801	168,802	7,272,268,603
Municipals(a)	—	7,160,378	—	7,160,378
Total Bonds and Notes	—	7,279,260,179	168,802	7,279,428,981
Collateralized Loan Obligations	—	406,416,562	—	406,416,562
Short-Term Investments	—	422,805,946	—	422,805,946
Total Investments	—	8,108,482,687	168,802	8,108,651,489
Futures Contracts (unrealized appreciation)	78,542	—	—	78,542
Total	$78,542	$8,108,482,687	$168,802	$8,108,730,031

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short (a)	$ —	$(80,092,808)	$ —	$(80,092,808)
Futures Contracts (unrealized depreciation)	(6,184,141)	—	—	(6,184,141)
Total	$(6,184,141)	$(80,092,808)	$ —	$(86,276,949)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$32,527,828	$ —	$ —	$32,527,828
France	—	9,967,604	—	9,967,604
Japan	—	38,469,614	—	38,469,614
Netherlands	—	78,577,941	—	78,577,941
Sweden	—	39,795,934	—	39,795,934
Taiwan	—	91,147,211	—	91,147,211
United Kingdom	—	62,644,168	—	62,644,168
United States	1,374,211,503	39,132,252	—	1,413,343,755
Total Common Stocks	1,406,739,331	359,734,724	—	1,766,474,055
Bonds and Notes(a)	—	792,582,826	—	792,582,826
Collateralized Loan Obligations	—	8,680,988	—	8,680,988
Senior Loans(a)	—	30,444,758	—	30,444,758
Short-Term Investments	—	41,642,736	—	41,642,736
Total Investments	1,406,739,331	1,233,086,032	—	2,639,825,363
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,424,785	—	2,424,785
Futures Contracts (unrealized appreciation)	2,714,518	—	—	2,714,518
Total	$1,409,453,849	$1,235,510,817	$ —	$2,644,964,666

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(538,680)	$ —	$(538,680)
Futures Contracts (unrealized depreciation)	(5,162,771)	—	—	(5,162,771)
Total	$(5,162,771)	$(538,680)	$ —	$(5,701,451)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,731,718,093	$ —	$ —	$15,731,718,093
Affiliated Exchange-Traded Funds	168,762,437	—	—	168,762,437
Short-Term Investments	—	96,981,797	—	96,981,797
Total Investments	$15,900,480,530	$96,981,797	$—	$15,997,462,327

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
79 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$924	$924
Collateralized Mortgage Obligations	—	973,940	102	974,042
All Other Bonds and Notes(a)	—	196,744,710	—	196,744,710
Total Bonds and Notes	—	197,718,650	1,026	197,719,676
Short-Term Investments	—	2,312,185	—	2,312,185
Total Investments	$—	$200,030,835	$1,026	$200,031,861

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(260,204)	$ —	$ —	$(260,204)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$6,497	$6,497
Collateralized Mortgage Obligations	—	33,453,651	7,462,149	40,915,800
All Other Bonds and Notes(a)	—	575,759,317	—	575,759,317
Total Bonds and Notes	—	609,212,968	7,468,646	616,681,614
Short-Term Investments	—	40,507,001	—	40,507,001
Total Investments	$—	$649,719,969	$7,468,646	$657,188,615

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 80

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or March 31, 2026:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$6,864	$ —	$ —	$49	$ —	$(779)	$ —	$ —	$6,134	$7
Collateralized Mortgage Obligations	178,664	—	13	334	1,604	(17,947)	—	—	162,668	53
Total	$185,528	$ —	$13	$383	$1,604	$(18,726)	$ —	$ —	$168,802	$60

Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
ABS Residential Mortgage	$1,034	$ —	$ —	$7	$ —	$(117)	$ —	$ —	$924	$1
Collateralized Mortgage Obligations	119	—	—	1	—	(18)	—	—	102	—
Total	$1,153	$ —	$ —	$8	$ —	$(135)	$ —	$ —	$1,026	$1
81 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
ABS Home Equity	$7,106	$ —	$6	$(107)	$ —	$(508)	$ —	$ —	$6,497	$(134)
Collateralized Mortgage Obligations	6,538,325	—	(381)	(21,873)	4,571	(1,540,697)	2,482,204	—	7,462,149	(30,837)
Total	$6,545,431	$ —	$(375)	$(21,980)	$4,571	$(1,541,205)	$2,482,204	$ —	$7,468,646	$(30,971)
Debt securities valued at $2,482,204 were transferred from Level 2 to Level 3 during the period ended March 31, 2026. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Limited Term Government and Agency Fund as of March 31, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]	Market Discount	Discount Rate	3.00%	$6,497
	Collateralized Mortgage Obligations[1]			1.00%	7,382,581
		Market Discount	Discount Rate	3.00%	79,568
	Total				$7,468,646

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2026, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2026, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
| 82

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$78,542

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(6,184,141)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(766,674)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(4,901,743)
The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$2,424,785	$ —	$2,424,785
Exchange-traded asset derivatives
Interest rate contracts	—	2,714,518	2,714,518
Total asset derivatives	$2,424,785	$2,714,518	$5,139,303
83 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(538,680)	$ —	$(538,680)
Exchange-traded liability derivatives
Interest rate contracts	—	(5,162,771)	(5,162,771)
Total liability derivatives	$(538,680)	$(5,162,771)	$(5,701,451)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,231,418)
Foreign exchange contracts	(5,937,104)	—
Total	$(5,937,104)	$(1,231,418)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,354,653)
Foreign exchange contracts	2,120,918	—
Total	$2,120,918	$(1,354,653)
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2026, as reflected within the Statements of Assets and Liabilities:
Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(260,204)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$227,103
| 84

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(374,540)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended March 31, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts
Core Plus Bond Fund	$1,221,359,324	$ —
Global Allocation Fund	406,632,464	312,046,029
Intermediate Duration Bond Fund	14,315,409	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2026, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$863,331	$(95,078)	$768,253	$(768,253)	$ —
Deutsche Bank AG	3,709	(3,709)	—	—	—
HSBC Bank USA N.A.	965,002	(25,140)	939,862	(700,000)	239,862
Morgan Stanley & Co. International PLC	499,732	(258,645)	241,087	—	241,087
Royal Bank of Canada	93,011	—	93,011	—	93,011
	$2,424,785	$(382,572)	$2,042,213	$(1,468,253)	$573,960

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(95,078)	$95,078	$ —	$ —	$ —
Deutsche Bank AG	(58,927)	3,709	(55,218)	—	(55,218)
HSBC Bank USA N.A.	(25,140)	25,140	—	—	—
85 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Morgan Stanley & Co. International PLC	$(258,645)	$258,645	$ —	$ —	$ —
UBS AG	(100,890)	—	(100,890)	40,000	(60,890)
	$(538,680)	$382,572	$(156,108)	$40,000	$(116,108)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2026, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$7,302,168,734	$6,813,247,766	$561,011,085	$527,926,072
Global Allocation Fund	34,738,091	29,454,003	502,918,102	790,233,003
Growth Fund	—	—	126,755,067	464,767,640
Intermediate Duration Bond Fund	36,843,130	61,177,029	76,979,615	93,160,888
Limited Term Government and Agency Fund	883,173,091	908,683,216	845,000	8,953,544
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 86

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2027, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2026 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.73%	1.48%	0.43%	0.48%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
87 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
For the six months ended March 31, 2026, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$6,269,485	$ —	$ —	$6,269,485	0.16%	0.16%
Global Allocation Fund	10,419,129	—	—	10,419,129	0.74%	0.74%
Growth Fund	44,275,429	—	464,117	43,811,312	0.50%	0.49%
Intermediate Duration Bond Fund	279,683	144,542	—	135,141	0.25%	0.12%
Limited Term Government and Agency Fund	1,056,787	229,306	—	827,481	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2027.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2026, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$8,732	$528	$ —	$167,276	$176,536

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2027.
For the six months ended March 31, 2026, the advisory administration fees for Core Plus Bond Fund were $6,269,485 (effective rate of 0.16% of average daily net assets).
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended March 31, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$353,454	$22,106	$66,320
Global Allocation Fund	685,817	229,227	687,679
Growth Fund	1,563,629	150,956	452,868
Intermediate Duration Bond Fund	4,124	660	1,981
Limited Term Government and Agency Fund	177,232	5,866	17,599
For the six months ended March 31, 2026, Natixis Distribution refunded Core Plus Bond Fund $1,005 and Limited Term Government and Agency Fund $16,494 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
| 88

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$1,659,881
Global Allocation Fund	591,788
Growth Fund	3,742,953
Intermediate Duration Bond Fund	47,287
Limited Term Government and Agency Fund	140,109
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,643,795
Global Allocation Fund	1,016,966
Growth Fund	7,604,042
Intermediate Duration Bond Fund	72,537
Limited Term Government and Agency Fund	212,721
As of March 31, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$57,088
Global Allocation Fund	40,432
Growth Fund	134,594
Intermediate Duration Bond Fund	5,322
Limited Term Government and Agency Fund	12,201
89 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2026 were as follows:
Fund	Commissions
Core Plus Bond Fund	$6,200
Global Allocation Fund	6,530
Growth Fund	42,213
Limited Term Government and Agency Fund	2,727
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of March 31, 2026, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Core Plus Bond Fund	— %	0.18%	0.18%
Global Allocation Fund	— %	0.84%	0.84%
Growth Fund	0.06%	0.81%	0.87%
Limited Term Government and Agency Fund	— %	0.18%	0.18%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2027 and is not subject to recovery under the expense limitation agreement described above.
| 90

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
For the six months ended March 31, 2026, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,160
Limited Term Government and Agency Fund	1,215
i. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended March 31, 2026, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of March 31, 2026	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$190,279,112	$ —	$ —	$ —	$(21,516,675)	$168,762,437	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2026 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$139,905	$8,726	$20,047	$2,569,983
Global Allocation Fund	230,096	76,850	3,350	741,931
Growth Fund	587,035	56,712	10,171	7,146,917
Intermediate Duration Bond Fund	1,366	226	1,160	75,061
Limited Term Government and Agency Fund	70,088	2,125	1,215	209,707
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended March 31, 2026, none of the Funds had borrowings under this agreement.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are
91 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of March 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	13.05%
Intermediate Duration Bond Fund	2	27.19%
Limited Term Government and Agency Fund	1	11.41%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,020,165	$35,095,582	7,356,692	$83,767,167
Issued in connection with the reinvestment of distributions	379,524	4,401,303	808,771	9,213,668
Redeemed	(4,320,203)	(50,178,886)	(16,866,156)	(191,089,308)
Net change	(920,514)	$(10,682,001)	(8,700,693)	$(98,108,473)
Class C
Issued from the sale of shares	97,460	$1,130,539	276,584	$3,160,545
Issued in connection with the reinvestment of distributions	24,268	281,795	53,042	605,134
Redeemed	(242,776)	(2,824,306)	(751,569)	(8,564,579)
Net change	(121,048)	$(1,411,972)	(421,943)	$(4,798,900)
Class N
Issued from the sale of shares	37,311,981	$438,156,262	56,032,902	$643,974,218
Issued in connection with the reinvestment of distributions	4,236,734	49,662,819	7,584,514	87,349,114
Redeemed	(27,546,517)	(323,452,954)	(49,140,834)	(564,953,991)
Net change	14,002,198	$164,366,127	14,476,582	$166,369,341
Class Y
Issued from the sale of shares	64,157,709	$753,291,576	130,634,316	$1,503,683,844
Issued in connection with the reinvestment of distributions	8,230,177	96,423,794	15,747,234	181,203,586
Redeemed	(57,189,652)	(670,954,122)	(169,568,613)	(1,951,810,047)
Net change	15,198,234	$178,761,248	(23,187,063)	$(266,922,617)
Increase (decrease) from capital share transactions	28,158,870	$331,033,402	(17,833,117)	$(203,460,649)
| 92

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,482,893	$38,426,003	3,007,528	$75,339,110
Issued in connection with the reinvestment of distributions	1,129,470	28,259,348	1,078,018	26,120,387
Redeemed	(1,940,181)	(50,623,158)	(5,760,243)	(144,115,238)
Net change	672,182	$16,062,193	(1,674,697)	$(42,655,741)
Class C
Issued from the sale of shares	160,450	$3,964,194	433,367	$10,361,431
Issued in connection with the reinvestment of distributions	485,211	11,572,291	563,926	13,066,172
Redeemed	(1,430,317)	(35,588,786)	(2,957,128)	(70,794,498)
Net change	(784,656)	$(20,052,301)	(1,959,835)	$(47,366,895)
Class N
Issued from the sale of shares	700,697	$18,487,285	1,491,882	$37,947,321
Issued in connection with the reinvestment of distributions	703,169	17,867,525	669,722	16,461,753
Redeemed	(1,048,203)	(27,970,329)	(2,193,686)	(56,267,253)
Net change	355,663	$8,384,481	(32,082)	$(1,858,179)
Class Y
Issued from the sale of shares	3,375,851	$88,934,209	8,206,710	$208,137,946
Issued in connection with the reinvestment of distributions	4,193,579	106,474,959	4,424,867	108,718,992
Redeemed	(10,466,894)	(278,520,305)	(16,244,076)	(413,324,981)
Net change	(2,897,464)	$(83,111,137)	(3,612,499)	$(96,468,043)
Decrease from capital share transactions	(2,654,275)	$(78,716,764)	(7,279,113)	$(188,348,858)
93 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,214,504	$122,932,498	7,941,165	$213,105,190
Issued in connection with the reinvestment of distributions	758,718	22,101,456	1,790,121	47,706,737
Redeemed	(5,689,693)	(165,956,444)	(11,596,690)	(306,466,531)
Net change	(716,471)	$(20,922,490)	(1,865,404)	$(45,654,604)
Class C
Issued from the sale of shares	513,672	$12,091,695	1,481,805	$32,834,644
Issued in connection with the reinvestment of distributions	121,291	2,853,969	255,314	5,570,943
Redeemed	(443,558)	(10,368,267)	(1,591,128)	(34,846,921)
Net change	191,405	$4,577,397	145,991	$3,558,666
Class N
Issued from the sale of shares	6,229,662	$204,008,665	11,683,340	$358,999,219
Issued in connection with the reinvestment of distributions	455,818	15,032,874	968,471	29,044,455
Redeemed	(6,894,399)	(226,175,279)	(8,135,498)	(246,438,243)
Net change	(208,919)	$(7,133,740)	4,516,313	$141,605,431
Class Y
Issued from the sale of shares	56,910,656	$1,844,878,069	125,611,704	$3,708,430,922
Issued in connection with the reinvestment of distributions	8,398,572	275,725,136	19,632,459	586,814,190
Redeemed	(62,180,639)	(2,023,786,419)	(125,596,410)	(3,773,243,260)
Net change	3,128,589	$96,816,786	19,647,753	$522,001,852
Increase from capital share transactions	2,394,604	$73,337,953	22,444,653	$621,511,345
| 94

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	33,442	$323,050	112,102	$1,077,897
Issued in connection with the reinvestment of distributions	4,727	45,626	7,375	70,457
Redeemed	(36,630)	(354,353)	(94,195)	(900,913)
Net change	1,539	$14,323	25,282	$247,441
Class C
Issued in connection with the reinvestment of distributions	888	$8,615	2,320	$22,235
Redeemed	(34,489)	(334,181)	(9,971)	(95,676)
Net change	(33,601)	$(325,566)	(7,651)	$(73,441)
Class N
Issued from the sale of shares	113,992	$1,098,466	4,378,706	$42,058,826
Issued in connection with the reinvestment of distributions	98,855	952,219	152,856	1,457,606
Redeemed	(78,687)	(756,819)	(6,123,176)	(58,761,331)
Net change	134,160	$1,293,866	(1,591,614)	$(15,244,899)
Class Y
Issued from the sale of shares	936,014	$9,041,538	2,691,378	$25,763,171
Issued in connection with the reinvestment of distributions	405,998	3,917,784	890,933	8,499,441
Redeemed	(5,757,561)	(55,630,383)	(4,138,535)	(39,531,718)
Net change	(4,415,549)	$(42,671,061)	(556,224)	$(5,269,106)
Decrease from capital share transactions	(4,313,451)	$(41,688,438)	(2,130,207)	$(20,340,005)
95 |

Notes to Financial Statements (continued)
March 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	859,864	$9,400,528	2,076,264	$22,463,852
Issued in connection with the reinvestment of distributions	230,717	2,521,247	511,136	5,539,922
Redeemed	(1,860,308)	(20,336,879)	(5,516,098)	(59,630,098)
Net change	(769,727)	$(8,415,104)	(2,928,698)	$(31,626,324)
Class C
Issued from the sale of shares	17,119	$186,687	89,767	$967,682
Issued in connection with the reinvestment of distributions	5,617	61,231	13,206	142,788
Redeemed	(87,362)	(953,169)	(176,600)	(1,904,676)
Net change	(64,626)	$(705,251)	(73,627)	$(794,206)
Class N
Issued from the sale of shares	287,594	$3,145,615	3,496,122	$37,960,490
Issued in connection with the reinvestment of distributions	62,742	687,841	187,979	2,043,194
Redeemed	(1,931,057)	(21,163,869)	(4,460,762)	(48,441,436)
Net change	(1,580,721)	$(17,330,413)	(776,661)	$(8,437,752)
Class Y
Issued from the sale of shares	7,107,506	$77,889,411	20,460,910	$222,595,382
Issued in connection with the reinvestment of distributions	558,071	6,117,864	1,156,455	12,578,766
Redeemed	(7,206,619)	(79,015,895)	(23,492,623)	(255,098,156)
Net change	458,958	$4,991,380	(1,875,258)	$(19,924,008)
Decrease from capital share transactions	(1,956,116)	$(21,459,388)	(5,654,244)	$(60,782,290)
| 96

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/27
LSIF58SA-0326
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the current reporting period due to the timing of the Board’s approval of these agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a)	(3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By: /s/ Kevin P. Charleston

Name:	Kevin P. Charleston
Title:	President and Chief Executive Officer
Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin P. Charleston

Name:	Kevin P. Charleston
Title:	President and Chief Executive Officer
Date:	May 21, 2026

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	May 21, 2026